UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31, 2018
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	7,121,741	10,307,581
	Home Depot Inc.	20,697,460	3,689,115
	Comcast Corp. Class A	82,153,521	2,807,186
	Walt Disney Co.	26,652,125	2,676,939
*	Netflix Inc.	7,691,456	2,271,672
	McDonald's Corp.	14,129,793	2,209,617
*	Booking Holdings Inc.	864,443	1,798,379
	NIKE Inc. Class B	23,003,609	1,528,360
	Starbucks Corp.	24,909,084	1,441,987
	Time Warner Inc.	13,822,159	1,307,300
	Lowe's Cos. Inc.	14,710,648	1,290,859
*	Charter Communications Inc. Class A	3,297,403	1,026,218
	TJX Cos. Inc.	11,207,629	914,094
	General Motors Co.	22,381,504	813,344
	Ford Motor Co.	69,171,798	766,424
	Marriott International Inc. Class A	5,321,807	723,659
	Twenty-First Century Fox Inc. Class A	18,686,912	685,623
	Target Corp.	9,634,459	668,920
	Ross Stores Inc.	6,773,766	528,218
	Yum! Brands Inc.	5,894,932	501,836
	Carnival Corp.	7,196,444	471,943
	VF Corp.	5,835,397	432,520
	Dollar General Corp.	4,573,870	427,886
	Aptiv plc	4,713,362	400,494
*	Dollar Tree Inc.	4,203,626	398,924
*	O'Reilly Automotive Inc.	1,483,653	367,026
	Royal Caribbean Cruises Ltd.	3,029,957	356,747
	MGM Resorts International	9,038,522	316,529
	Best Buy Co. Inc.	4,506,205	315,389
	CBS Corp. Class B	6,121,305	314,574
*	AutoZone Inc.	482,811	313,195
	Omnicom Group Inc.	4,082,905	296,705
	Twenty-First Century Fox Inc.	7,779,255	282,931
	Hilton Worldwide Holdings Inc.	3,585,959	282,430
	Lennar Corp. Class A	4,777,371	281,578
	DR Horton Inc.	6,066,093	265,937
	Tapestry Inc.	5,051,119	265,739
*	Mohawk Industries Inc.	1,121,909	260,530
	Wynn Resorts Ltd.	1,423,587	259,605
	Expedia Group Inc.	2,167,332	239,295
	Genuine Parts Co.	2,602,211	233,783
	Newell Brands Inc.	8,596,349	219,035
*	Ulta Beauty Inc.	1,027,663	209,921
*	LKQ Corp.	5,491,480	208,402
	PVH Corp.	1,363,850	206,528
	Wyndham Worldwide Corp.	1,766,463	202,136
*	CarMax Inc.	3,203,299	198,412
	Kohl's Corp.	2,975,925	194,953
	Viacom Inc. Class B	6,255,476	194,295

*	Norwegian Cruise Line Holdings Ltd.	3,652,473	193,471
	Whirlpool Corp.	1,252,225	191,728
	Darden Restaurants Inc.	2,188,022	186,529
	Tiffany & Co.	1,806,116	176,385
	BorgWarner Inc.	3,509,535	176,284
	Hasbro Inc.	2,002,692	168,827
*	Michael Kors Holdings Ltd.	2,696,788	167,417
	L Brands Inc.	4,350,154	166,219
	Macy's Inc.	5,399,927	160,594
	Interpublic Group of Cos. Inc.	6,810,664	156,850
	Advance Auto Parts Inc.	1,310,301	155,336
*	DISH Network Corp. Class A	4,039,782	153,067
	News Corp. Class A	8,968,295	141,699
*	Chipotle Mexican Grill Inc. Class A	435,341	140,663
	Tractor Supply Co.	2,217,496	139,747
	PulteGroup Inc.	4,666,841	137,625
^	Harley-Davidson Inc.	2,983,950	127,952
	Gap Inc.	3,865,141	120,592
^	Hanesbrands Inc.	6,378,607	117,494
	Garmin Ltd.	1,961,007	115,562
	Goodyear Tire & Rubber Co.	4,257,134	113,155
	Ralph Lauren Corp. Class A	983,107	109,911
*	Discovery Communications Inc.	5,375,739	104,934
	Leggett & Platt Inc.	2,341,728	103,879
	Nordstrom Inc.	2,070,183	100,218
	Foot Locker Inc.	2,146,342	97,744
	H&R Block Inc.	3,700,317	94,025
^	Mattel Inc.	6,084,809	80,015
*,^ TripAdvisor Inc.		1,920,533	78,531
*,^ Discovery Communications Inc. Class A		2,637,978	56,532
*,^ Under Armour Inc. Class A		3,261,580	53,327
*,^ Under Armour Inc.		3,293,143	47,257
	Lennar Corp. Class B	76,977	3,671
			50,512,013
Consumer Staples (7.6%)
	Procter & Gamble Co.	44,682,513	3,542,430
	Coca-Cola Co.	68,049,092	2,955,372
	PepsiCo Inc.	25,206,697	2,751,311
	Philip Morris International Inc.	27,528,750	2,736,358
	Walmart Inc.	25,727,985	2,289,019
	Altria Group Inc.	33,684,875	2,099,241
	Costco Wholesale Corp.	7,783,026	1,466,556
	CVS Health Corp.	17,982,148	1,118,669
	Colgate-Palmolive Co.	15,515,038	1,112,118
	Mondelez International Inc. Class A	26,364,672	1,100,198
	Walgreens Boots Alliance Inc.	15,101,124	988,671
	Constellation Brands Inc. Class A	3,037,903	692,399
	Kimberly-Clark Corp.	6,216,456	684,618
	Kraft Heinz Co.	10,587,473	659,494
	Estee Lauder Cos. Inc. Class A	3,980,083	595,898
	Sysco Corp.	8,511,998	510,379
	General Mills Inc.	10,087,619	454,548
	Archer-Daniels-Midland Co.	9,915,312	430,027
*	Monster Beverage Corp.	7,330,748	419,392
	Tyson Foods Inc. Class A	5,272,776	385,915
	Dr Pepper Snapple Group Inc.	3,184,665	377,001
	Kroger Co.	15,615,901	373,845

Clorox Co.	2,294,632	305,438
Kellogg Co.	4,410,065	286,698
Conagra Brands Inc.	7,098,731	261,801
Brown-Forman Corp. Class B	4,634,283	252,105
JM Smucker Co.	2,012,170	249,529
Molson Coors Brewing Co. Class B	3,279,190	247,021
Hershey Co.	2,495,374	246,942
McCormick & Co. Inc.	2,145,218	228,230
Church & Dwight Co. Inc.	4,321,467	217,629
Hormel Foods Corp.	4,784,394	164,200
Coty Inc. Class A	8,375,346	153,269
Campbell Soup Co.	3,407,889	147,596
		30,503,917
Energy (5.7%)
Exxon Mobil Corp.	75,101,525	5,603,325
Chevron Corp.	33,857,258	3,861,082
Schlumberger Ltd.	24,529,110	1,588,996
ConocoPhillips	20,818,134	1,234,307
EOG Resources Inc.	10,255,589	1,079,606
Occidental Petroleum Corp.	13,561,673	880,966
Halliburton Co.	15,465,576	725,954
Phillips 66	7,441,408	713,780
Valero Energy Corp.	7,677,473	712,239
Marathon Petroleum Corp.	8,408,180	614,722
Anadarko Petroleum Corp.	9,698,035	585,858
Pioneer Natural Resources Co.	3,019,068	518,616
Kinder Morgan Inc.	33,633,948	506,527
ONEOK Inc.	7,275,682	414,132
* Concho Resources Inc.	2,643,208	397,353
Williams Cos. Inc.	14,670,293	364,704
Devon Energy Corp.	9,330,001	296,601
Noble Energy Inc.	8,719,548	264,202
Apache Corp.	6,757,336	260,022
Andeavor	2,506,398	252,043
National Oilwell Varco Inc.	6,741,077	248,139
Marathon Oil Corp.	15,070,233	243,083
Hess Corp.	4,750,010	240,446
TechnipFMC plc	7,770,706	228,847
Baker Hughes a GE Co.	7,485,517	207,873
EQT Corp.	4,339,242	206,157
Cabot Oil & Gas Corp.	8,163,450	195,760
Cimarex Energy Co.	1,690,444	158,057
Helmerich & Payne Inc.	1,928,475	128,359
* Newfield Exploration Co.	3,537,310	86,381
Range Resources Corp.	4,002,506	58,196
		22,876,333
Financials (14.7%)
JPMorgan Chase & Co.	60,827,246	6,689,172
* Berkshire Hathaway Inc. Class B	32,650,762	6,513,174
Bank of America Corp.	169,566,602	5,085,302
Wells Fargo & Co.	77,808,011	4,077,918
Citigroup Inc.	45,551,455	3,074,723
Goldman Sachs Group Inc.	6,262,895	1,577,373
US Bancorp	27,813,600	1,404,587
Morgan Stanley	24,454,217	1,319,550
PNC Financial Services Group Inc.	8,358,066	1,264,074

American Express Co.	12,769,176	1,191,109
BlackRock Inc.	2,193,348	1,188,180
Chubb Ltd.	8,225,913	1,125,058
Charles Schwab Corp.	21,240,126	1,109,159
CME Group Inc.	6,033,196	975,809
Bank of New York Mellon Corp.	17,897,625	922,265
American International Group Inc.	15,934,080	867,133
S&P Global Inc.	4,500,300	859,827
MetLife Inc.	18,373,975	843,182
Capital One Financial Corp.	8,619,123	825,884
Prudential Financial Inc.	7,479,623	774,515
Intercontinental Exchange Inc.	10,321,048	748,482
Marsh & McLennan Cos. Inc.	8,997,842	743,132
BB&T Corp.	13,777,660	716,989
Travelers Cos. Inc.	4,811,155	668,077
State Street Corp.	6,516,568	649,897
Progressive Corp.	10,320,974	628,857
Aon plc	4,363,654	612,352
Aflac Inc.	13,814,998	604,544
Allstate Corp.	6,282,959	595,625
SunTrust Banks Inc.	8,300,023	564,734
M&T Bank Corp.	2,660,990	490,580
Moody's Corp.	2,947,662	475,458
T. Rowe Price Group Inc.	4,336,093	468,168
Discover Financial Services	6,286,270	452,171
Synchrony Financial	12,670,327	424,836
Fifth Third Bancorp	12,301,149	390,562
Northern Trust Corp.	3,772,212	389,028
Ameriprise Financial Inc.	2,594,660	383,854
Regions Financial Corp.	19,904,855	369,832
KeyCorp	18,806,524	367,668
Citizens Financial Group Inc.	8,640,471	362,727
Willis Towers Watson plc	2,341,269	356,318
Hartford Financial Services Group Inc.	6,329,879	326,115
Huntington Bancshares Inc.	19,530,173	294,906
Comerica Inc.	3,064,608	293,988
Principal Financial Group Inc.	4,777,303	290,986
* Berkshire Hathaway Inc. Class A	972	290,725
Lincoln National Corp.	3,870,756	282,797
* E*TRADE Financial Corp.	4,718,508	261,453
XL Group Ltd.	4,551,522	251,517
Loews Corp.	4,777,851	237,603
Invesco Ltd.	7,214,565	230,938
Cboe Global Markets Inc.	1,996,699	227,823
* SVB Financial Group	937,528	225,016
Arthur J Gallagher & Co.	3,214,056	220,902
Raymond James Financial Inc.	2,299,006	205,554
Franklin Resources Inc.	5,767,100	200,003
Cincinnati Financial Corp.	2,643,647	196,317
Unum Group	3,919,813	186,622
Everest Re Group Ltd.	723,523	185,815
Zions Bancorporation	3,486,496	183,843
Affiliated Managers Group Inc.	965,359	183,013
Nasdaq Inc.	2,065,670	178,102
Torchmark Corp.	1,879,599	158,206
Leucadia National Corp.	5,557,175	126,315
People's United Financial Inc.	6,156,824	114,886

* Brighthouse Financial Inc.	1,697,788	87,266
Assurant Inc.	929,200	84,938
Navient Corp.	4,664,886	61,203
		58,738,737
Health Care (13.6%)
Johnson & Johnson	47,552,247	6,093,820
Pfizer Inc.	105,509,437	3,744,530
UnitedHealth Group Inc.	17,151,022	3,670,319
AbbVie Inc.	28,253,964	2,674,238
Merck & Co. Inc.	47,788,046	2,603,015
Amgen Inc.	11,848,082	2,019,861
Medtronic plc	24,021,493	1,927,004
Abbott Laboratories	30,851,158	1,848,601
Bristol-Myers Squibb Co.	28,936,241	1,830,217
Gilead Sciences Inc.	23,218,357	1,750,432
Thermo Fisher Scientific Inc.	7,121,491	1,470,303
Eli Lilly & Co.	17,088,605	1,322,145
* Celgene Corp.	13,331,948	1,189,343
Danaher Corp.	10,880,878	1,065,347
* Biogen Inc.	3,749,875	1,026,791
Becton Dickinson and Co.	4,719,237	1,022,659
Anthem Inc.	4,532,576	995,807
Allergan plc	5,854,707	985,289
Aetna Inc.	5,795,048	979,363
Stryker Corp.	5,711,012	919,016
* Intuitive Surgical Inc.	1,990,001	821,532
* Vertex Pharmaceuticals Inc.	4,500,062	733,420
Cigna Corp.	4,304,997	722,120
Zoetis Inc.	8,636,854	721,264
* Express Scripts Holding Co.	10,002,903	691,001
* Boston Scientific Corp.	24,369,523	665,775
Humana Inc.	2,440,474	656,073
* Illumina Inc.	2,605,540	616,002
Baxter International Inc.	8,808,566	572,909
* Edwards Lifesciences Corp.	3,722,763	519,400
McKesson Corp.	3,658,074	515,313
HCA Healthcare Inc.	4,962,748	481,387
* Regeneron Pharmaceuticals Inc.	1,368,770	471,350
* Alexion Pharmaceuticals Inc.	3,929,984	438,036
Zimmer Biomet Holdings Inc.	3,601,574	392,716
Agilent Technologies Inc.	5,721,844	382,791
* Mylan NV	9,121,881	375,548
Cardinal Health Inc.	5,579,762	349,739
* Centene Corp.	3,073,701	328,486
* Cerner Corp.	5,602,733	324,958
* Align Technology Inc.	1,278,448	321,057
* Nektar Therapeutics Class A	2,853,636	303,227
* IDEXX Laboratories Inc.	1,543,721	295,453
* Laboratory Corp. of America Holdings	1,805,361	292,017
* Waters Corp.	1,395,738	277,263
* Mettler-Toledo International Inc.	451,281	259,500
* Incyte Corp.	3,112,354	259,352
* IQVIA Holdings Inc.	2,582,850	253,403
ResMed Inc.	2,532,045	249,330
AmerisourceBergen Corp. Class A	2,882,904	248,535
Quest Diagnostics Inc.	2,402,900	241,011
Dentsply Sirona Inc.	4,068,667	204,695

Cooper Cos. Inc.	868,484	198,718
* Varian Medical Systems Inc.	1,617,095	198,337
Perrigo Co. plc	2,321,784	193,497
* Hologic Inc.	4,898,681	183,015
* Henry Schein Inc.	2,722,944	183,009
Universal Health Services Inc. Class B	1,541,252	182,500
* DaVita Inc.	2,579,820	170,113
PerkinElmer Inc.	1,957,549	148,226
* Envision Healthcare Corp.	2,145,855	82,465
		54,662,643
Industrials (10.2%)
Boeing Co.	9,804,531	3,214,710
3M Co.	10,554,635	2,316,953
General Electric Co.	153,892,479	2,074,471
Honeywell International Inc.	13,328,473	1,926,098
Union Pacific Corp.	13,952,083	1,875,578
United Technologies Corp.	13,182,972	1,658,682
Caterpillar Inc.	10,592,227	1,561,082
Lockheed Martin Corp.	4,403,450	1,488,058
United Parcel Service Inc. Class B	12,198,947	1,276,742
Raytheon Co.	5,113,391	1,103,572
General Dynamics Corp.	4,894,467	1,081,188
Northrop Grumman Corp.	3,085,339	1,077,154
FedEx Corp.	4,368,462	1,048,911
Deere & Co.	5,738,798	891,350
CSX Corp.	15,725,810	876,085
Illinois Tool Works Inc.	5,448,181	853,512
Emerson Electric Co.	11,251,861	768,502
Norfolk Southern Corp.	5,036,750	683,890
Delta Air Lines Inc.	11,529,780	631,947
Eaton Corp. plc	7,801,084	623,385
Waste Management Inc.	7,072,131	594,908
Johnson Controls International plc	16,415,577	578,485
Southwest Airlines Co.	9,585,764	549,073
Roper Technologies Inc.	1,822,604	511,587
Cummins Inc.	2,760,467	447,444
Fortive Corp.	5,428,557	420,822
Stanley Black & Decker Inc.	2,718,359	416,453
PACCAR Inc.	6,239,800	412,888
Parker-Hannifin Corp.	2,357,638	403,227
Rockwell Automation Inc.	2,265,440	394,640
Rockwell Collins Inc.	2,904,975	391,736
American Airlines Group Inc.	7,461,108	387,679
Ingersoll-Rand plc	4,429,854	378,797
Harris Corp.	2,103,587	339,266
AMETEK Inc.	4,099,441	311,435
* IHS Markit Ltd.	6,419,284	309,666
* United Continental Holdings Inc.	4,289,960	298,023
L3 Technologies Inc.	1,387,142	288,526
* Verisk Analytics Inc. Class A	2,748,556	285,850
Fastenal Co.	5,100,818	278,454
Textron Inc.	4,642,706	273,780
Dover Corp.	2,738,195	268,945
Republic Services Inc. Class A	3,994,124	264,531
TransDigm Group Inc.	860,906	264,246
Cintas Corp.	1,528,040	260,653
* United Rentals Inc.	1,498,828	258,893

WW Grainger Inc.	904,495	255,312
Equifax Inc.	2,129,736	250,904
Xylem Inc.	3,186,767	245,126
CH Robinson Worldwide Inc.	2,475,684	231,996
Masco Corp.	5,551,559	224,505
Huntington Ingalls Industries Inc.	805,180	207,543
Kansas City Southern	1,825,694	200,552
Pentair plc	2,937,621	200,140
Expeditors International of Washington Inc.	3,127,570	197,975
Nielsen Holdings plc	5,938,553	188,787
JB Hunt Transport Services Inc.	1,516,987	177,715
Arconic Inc.	7,526,184	173,403
AO Smith Corp.	2,580,005	164,062
Fortune Brands Home & Security Inc.	2,695,199	158,720
Snap-on Inc.	1,004,690	148,232
Allegion plc	1,685,638	143,768
Fluor Corp.	2,480,023	141,907
Alaska Air Group Inc.	2,180,225	135,087
Robert Half International Inc.	2,200,618	127,394
Jacobs Engineering Group Inc.	2,132,465	126,135
Acuity Brands Inc.	746,327	103,881
Flowserve Corp.	2,318,658	100,467
* Quanta Services Inc.	2,722,498	93,518
* Stericycle Inc.	1,515,021	88,674
		40,707,680
Information Technology (24.8%)
Apple Inc.	89,932,823	15,088,929
Microsoft Corp.	136,472,041	12,455,803
* Facebook Inc. Class A	42,465,902	6,785,627
* Alphabet Inc. Class C	5,395,577	5,567,102
* Alphabet Inc. Class A	5,289,561	5,486,015
Intel Corp.	82,948,958	4,319,982
Visa Inc. Class A	31,949,583	3,821,809
Cisco Systems Inc.	85,387,099	3,662,253
Mastercard Inc. Class A	16,361,872	2,865,946
NVIDIA Corp.	10,723,063	2,483,354
Oracle Corp.	53,560,985	2,450,415
International Business Machines Corp.	15,184,168	2,329,707
* Adobe Systems Inc.	8,712,852	1,882,673
Texas Instruments Inc.	17,436,463	1,811,474
Broadcom Ltd.	7,275,516	1,714,475
Accenture plc Class A	10,929,814	1,677,726
* PayPal Holdings Inc.	19,995,409	1,517,052
QUALCOMM Inc.	26,238,132	1,453,855
* salesforce.com Inc.	12,162,467	1,414,495
* Micron Technology Inc.	20,494,708	1,068,594
Applied Materials Inc.	18,622,251	1,035,583
Activision Blizzard Inc.	13,446,332	907,090
Automatic Data Processing Inc.	7,856,236	891,526
Cognizant Technology Solutions Corp. Class A	10,421,567	838,936
Intuit Inc.	4,312,577	747,585
* eBay Inc.	16,683,751	671,354
* Electronic Arts Inc.	5,436,699	659,145
HP Inc.	29,023,939	636,205
TE Connectivity Ltd.	6,224,867	621,864
Analog Devices Inc.	6,554,626	597,323
Lam Research Corp.	2,888,134	586,753

	Fidelity National Information Services Inc.	5,870,720	565,350
*	Fiserv Inc.	7,325,300	522,367
	DXC Technology Co.	5,057,121	508,392
*	Autodesk Inc.	3,904,704	490,353
	Hewlett Packard Enterprise Co.	27,781,583	487,289
	Western Digital Corp.	5,274,221	486,652
*	Red Hat Inc.	3,137,907	469,148
	Amphenol Corp. Class A	5,415,701	466,454
	Corning Inc.	15,406,833	429,543
	Microchip Technology Inc.	4,155,006	379,601
	Paychex Inc.	5,667,754	349,077
	Xilinx Inc.	4,518,255	326,399
	Skyworks Solutions Inc.	3,235,873	324,429
	Global Payments Inc.	2,821,793	314,686
	KLA-Tencor Corp.	2,774,994	302,502
	Motorola Solutions Inc.	2,872,637	302,489
	Seagate Technology plc	5,046,358	295,313
	NetApp Inc.	4,746,758	292,828
	Symantec Corp.	10,983,955	283,935
	Total System Services Inc.	2,929,853	252,729
*	ANSYS Inc.	1,485,861	232,820
*	Synopsys Inc.	2,635,263	219,359
*	Akamai Technologies Inc.	3,012,023	213,793
*	Citrix Systems Inc.	2,294,469	212,927
*	Take-Two Interactive Software Inc.	2,028,512	198,348
*	Gartner Inc.	1,609,155	189,269
	CA Inc.	5,539,387	187,785
*	Cadence Design Systems Inc.	5,010,984	184,254
	Alliance Data Systems Corp.	854,766	181,946
*,^ VeriSign Inc.		1,479,750	175,439
*	F5 Networks Inc.	1,095,412	158,408
*	Qorvo Inc.	2,241,133	157,888
*	IPG Photonics Corp.	670,407	156,460
	Western Union Co.	8,134,595	156,428
	Juniper Networks Inc.	6,091,121	148,197
*,^ Advanced Micro Devices Inc.		14,594,012	146,670
	FLIR Systems Inc.	2,460,745	123,062
	CSRA Inc.	2,907,243	119,866
	Xerox Corp.	3,789,095	109,050
*	Conduent Inc.	4	—
			99,172,155
Materials (2.8%)
	DowDuPont Inc.	41,473,846	2,642,299
	Monsanto Co.	7,813,385	911,744
	Praxair Inc.	5,089,309	734,387
	Ecolab Inc.	4,608,150	631,639
	Air Products & Chemicals Inc.	3,880,656	617,141
	LyondellBasell Industries NV Class A	5,734,468	606,019
	Sherwin-Williams Co.	1,466,097	574,886
	PPG Industries Inc.	4,510,885	503,415
*	Freeport-McMoRan Inc.	23,872,911	419,447
	International Paper Co.	7,321,428	391,184
	Newmont Mining Corp.	9,459,058	369,565
	Nucor Corp.	5,633,063	344,124
	WestRock Co.	4,523,474	290,271
	Vulcan Materials Co.	2,348,958	268,181
	Eastman Chemical Co.	2,532,647	267,397

Ball Corp.	6,203,499	246,341
Martin Marietta Materials Inc.	1,112,600	230,642
International Flavors & Fragrances Inc.	1,400,153	191,695
Packaging Corp. of America	1,671,990	188,433
FMC Corp.	2,380,417	182,268
Albemarle Corp.	1,959,771	181,749
Avery Dennison Corp.	1,557,338	165,467
CF Industries Holdings Inc.	4,135,002	156,014
Mosaic Co.	6,209,794	150,774
Sealed Air Corp.	2,966,986	126,957
		11,392,039
Real Estate (2.8%)
American Tower Corp.	7,813,640	1,135,634
Simon Property Group Inc.	5,515,116	851,258
Crown Castle International Corp.	7,349,667	805,597
Prologis Inc.	9,449,826	595,245
Equinix Inc.	1,404,259	587,177
Public Storage	2,655,592	532,154
Weyerhaeuser Co.	13,384,968	468,474
AvalonBay Communities Inc.	2,448,535	402,686
Equity Residential	6,528,459	402,284
Digital Realty Trust Inc.	3,642,785	383,877
Welltower Inc.	6,567,492	357,469
* SBA Communications Corp. Class A	2,064,515	352,867
Boston Properties Inc.	2,734,688	336,968
Ventas Inc.	6,316,170	312,840
Essex Property Trust Inc.	1,170,407	281,694
Realty Income Corp.	5,040,962	260,769
* CBRE Group Inc. Class A	5,353,583	252,796
Host Hotels & Resorts Inc.	13,007,745	242,464
GGP Inc.	11,190,245	228,952
Alexandria Real Estate Equities Inc.	1,793,880	224,038
Vornado Realty Trust	3,062,920	206,135
Extra Space Storage Inc.	2,233,096	195,083
HCP Inc.	8,319,508	193,262
Mid-America Apartment Communities Inc.	2,013,223	183,686
UDR Inc.	4,750,267	169,205
Duke Realty Corp.	6,329,098	167,595
Iron Mountain Inc.	4,988,816	163,932
Regency Centers Corp.	2,633,705	155,336
SL Green Realty Corp.	1,600,214	154,949
Federal Realty Investment Trust	1,296,442	150,530
Apartment Investment & Management Co.	2,786,341	113,543
Kimco Realty Corp.	7,542,045	108,605
Macerich Co.	1,921,178	107,624
		11,084,728
Telecommunication Services (1.9%)
AT&T Inc.	108,825,992	3,879,646
Verizon Communications Inc.	73,164,245	3,498,714
CenturyLink Inc.	17,251,958	283,450
		7,661,810
Utilities (2.8%)
NextEra Energy Inc.	8,336,657	1,361,626
Duke Energy Corp.	12,406,620	961,141
Southern Co.	17,868,498	798,007
Dominion Energy Inc.	11,547,270	778,632

	Exelon Corp.			17,102,671	667,175
	American Electric Power Co. Inc.			8,718,853	598,026
	Sempra Energy			4,525,031	503,274
	Public Service Enterprise Group Inc.			8,944,691	449,381
	Consolidated Edison Inc.			5,500,792	428,732
	Xcel Energy Inc.			9,007,895	409,679
	PG&E Corp.			9,129,831	401,074
	Edison International			5,777,271	367,781
	WEC Energy Group Inc.			5,590,579	350,529
	PPL Corp.			12,304,854	348,104
	DTE Energy Co.			3,177,999	331,783
	Eversource Energy			5,618,954	331,069
	FirstEnergy Corp.			7,919,767	269,351
	American Water Works Co. Inc.			3,165,643	259,994
	Entergy Corp.			3,205,442	252,525
	Ameren Corp.			4,299,641	243,489
	CMS Energy Corp.			5,004,413	226,650
	CenterPoint Energy Inc.			7,640,541	209,351
	Alliant Energy Corp.			4,102,069	167,611
	NRG Energy Inc.			5,345,326	163,193
	Pinnacle West Capital Corp.			1,983,295	158,267
	NiSource Inc.			5,987,206	143,154
	AES Corp.			11,720,344	133,260
	SCANA Corp.			2,530,943	95,037
					11,407,895
Total Common Stocks (Cost $254,343,984)					398,719,951
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		1.775%		17,271,640	1,727,164

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.391%-1.461%	5/3/18	41,700	41,642
4	United States Treasury Bill	1.370%	5/17/18	15,400	15,369
4	United States Treasury Bill	1.578%-1.642%	6/7/18	15,500	15,453
4	United States Treasury Bill	1.633%	6/14/18	6,000	5,980
4	United States Treasury Bill	1.475%-1.761%	6/21/18	8,610	8,578
					87,022
Total Temporary Cash Investments (Cost $1,814,037)					1,814,186
Total Investments (100.0%) (Cost $256,158,021)					400,534,137
Other Assets and Liabilities-Net (0.0%)3					93,753
Net Assets (100%)					400,627,758

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $106,005,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $108,534,000 of collateral received for securities on loan.
4 Securities with a value of $86,723,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	14,780	1,953,177	(102,669)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,719,951	—	—
Temporary Cash Investments	1,727,164	87,022	—
Futures Contracts—Assets[1]	21,161	—	—
Total	400,468,276	87,022	—

500 Index Fund

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $256,158,021,000. Net unrealized appreciation of investment securities for tax purposes was $144,376,116,000, consisting of unrealized gains of $150,889,129,000 on securities that had risen in value since their purchase and $6,513,013,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Consumer Discretionary (13.8%)
^,*	Tesla Inc.	1,729,709	460,327
	Las Vegas Sands Corp.	4,714,706	338,987
*	Liberty Global plc	8,386,663	255,206
	Autoliv Inc.	1,127,835	164,596
	Lear Corp.	867,806	161,490
*	Liberty Broadband Corp.	1,864,868	159,801
*	Liberty Interactive Corp. QVC Group Class A	5,826,095	146,643
	Domino's Pizza Inc.	567,253	132,488
	Aramark	3,184,972	125,997
*	NVR Inc.	44,430	124,404
*	Burlington Stores Inc.	885,322	117,881
^	Sirius XM Holdings Inc.	18,698,807	116,681
	Vail Resorts Inc.	524,323	116,242
*	Lululemon Athletica Inc.	1,238,190	110,347
	Service Corp. International	2,411,604	91,014
*	ServiceMaster Global Holdings Inc.	1,751,506	89,064
*	Liberty Media Corp-Liberty SiriusXM C	2,170,830	88,678
	Polaris Industries Inc.	758,456	86,858
*	Liberty Media Corp-Liberty Formula One	2,678,201	82,622
	Gentex Corp.	3,559,663	81,943
	Toll Brothers Inc.	1,857,982	80,358
	Pool Corp.	522,224	76,360
*	Live Nation Entertainment Inc.	1,749,064	73,706
	Thor Industries Inc.	635,581	73,200
	Adient plc	1,211,305	72,388
*	Liberty Global plc Class A	2,252,472	70,525
*	Bright Horizons Family Solutions Inc.	687,048	68,512
*	Skechers U.S.A. Inc. Class A	1,753,997	68,213
	Brunswick Corp.	1,135,924	67,463
*	GCI Liberty Inc. - Class A	1,272,425	67,260
*	Grand Canyon Education Inc.	626,221	65,703
	Dunkin' Brands Group Inc.	1,067,900	63,743
	Carter's Inc.	611,782	63,687
	Six Flags Entertainment Corp.	1,014,492	63,162
*	Hilton Grand Vacations Inc.	1,286,145	55,330
	Delphi Technologies plc	1,149,347	54,766
	Williams-Sonoma Inc.	1,005,024	53,025
*	Madison Square Garden Co. Class A	214,707	52,775
*	Five Below Inc.	716,966	52,582
	Cinemark Holdings Inc.	1,375,244	51,805
	Cracker Barrel Old Country Store Inc.	310,451	49,424
	Extended Stay America Inc.	2,497,350	49,373
	Hyatt Hotels Corp. Class A	646,679	49,316
	Texas Roadhouse Inc. Class A	850,377	49,135
	Dana Inc.	1,872,715	48,241
*	Liberty Media Corp-Liberty SiriusXM A	1,123,708	46,184
*	Visteon Corp.	401,365	44,246
	American Eagle Outfitters Inc.	2,180,432	43,456
	ILG Inc.	1,370,374	42,632

* Planet Fitness Inc. Class A	1,113,301	42,049
Cable One Inc.	60,928	41,864
Wendy's Co.	2,331,986	40,926
Marriott Vacations Worldwide Corp.	306,738	40,858
New York Times Co. Class A	1,651,209	39,794
* Liberty Broadband Corp. Class A	464,230	39,367
Nexstar Media Group Inc. Class A	591,668	39,346
Bed Bath & Beyond Inc.	1,848,647	38,803
* Ollie's Bargain Outlet Holdings Inc.	641,625	38,690
* Urban Outfitters Inc.	1,040,813	38,468
Tribune Media Co. Class A	939,176	38,046
Choice Hotels International Inc.	470,883	37,741
John Wiley & Sons Inc. Class A	589,862	37,574
Dick's Sporting Goods Inc.	1,070,523	37,522
Aaron's Inc.	800,268	37,292
* Adtalem Global Education Inc.	782,330	37,200
* Deckers Outdoor Corp.	412,361	37,125
Tenneco Inc.	670,399	36,785
* Wayfair Inc.	542,725	36,650
Graham Holdings Co. Class B	60,052	36,166
Wolverine World Wide Inc.	1,247,594	36,055
* AutoNation Inc.	770,294	36,034
Churchill Downs Inc.	147,398	35,972
Lions Gate Entertainment Corp. Class B	1,477,462	35,577
* TopBuild Corp.	462,021	35,354
* Shutterfly Inc.	422,136	34,299
Boyd Gaming Corp.	1,066,587	33,981
LCI Industries	324,241	33,770
* Taylor Morrison Home Corp. Class A	1,436,999	33,453
* AMC Networks Inc. Class A	639,903	33,083
Jack in the Box Inc.	380,987	32,510
* TRI Pointe Group Inc.	1,951,807	32,068
Tupperware Brands Corp.	659,687	31,916
TEGNA Inc.	2,782,201	31,689
Lithia Motors Inc. Class A	312,475	31,410
Sinclair Broadcast Group Inc. Class A	988,849	30,951
KB Home	1,087,408	30,937
* Helen of Troy Ltd.	355,213	30,904
Children's Place Inc.	225,229	30,462
Steven Madden Ltd.	687,390	30,176
Signet Jewelers Ltd.	781,696	30,111
* Liberty Latin America Ltd.	1,570,181	29,975
* Murphy USA Inc.	409,074	29,781
Columbia Sportswear Co.	381,675	29,171
Bloomin' Brands Inc.	1,184,846	28,768
* Penn National Gaming Inc.	1,090,578	28,639
* Scientific Games Corp.	687,545	28,602
* Michaels Cos. Inc.	1,434,459	28,273
* Liberty Expedia Holdings Inc. Class A	707,250	27,781
Meredith Corp.	510,784	27,480
* Sally Beauty Holdings Inc.	1,652,952	27,191
* Tempur Sealy International Inc.	600,330	27,189
^ Cheesecake Factory Inc.	549,487	26,496
Red Rock Resorts Inc. Class A	892,556	26,134
* Dorman Products Inc.	387,927	25,685
* Eldorado Resorts Inc.	777,823	25,668
* Cooper-Standard Holdings Inc.	207,922	25,535

*	Sotheby's	483,720	24,820
	Big Lots Inc.	542,314	23,607
^,*	RH	245,565	23,397
^,*	iRobot Corp.	362,963	23,299
*	Weight Watchers International Inc.	359,950	22,936
	Monro Inc.	426,064	22,837
*	Meritage Homes Corp.	495,877	22,438
*	Groupon Inc. Class A	5,160,133	22,395
*	Dave & Buster's Entertainment Inc.	528,840	22,074
*	Chegg Inc.	1,060,958	21,919
*	Floor & Decor Holdings Inc. Class A	419,602	21,870
	Brinker International Inc.	599,163	21,630
^	Dillard's Inc. Class A	266,897	21,443
	Abercrombie & Fitch Co.	880,995	21,329
*	Pinnacle Entertainment Inc.	702,478	21,180
	Lions Gate Entertainment Corp. Class A	810,836	20,944
	DSW Inc. Class A	930,794	20,906
*	Caesars Entertainment Corp.	1,829,033	20,577
	Penske Automotive Group Inc.	462,908	20,521
*	G-III Apparel Group Ltd.	540,181	20,354
	Callaway Golf Co.	1,231,435	20,146
*	La Quinta Holdings Inc.	1,045,355	19,768
*	American Axle & Manufacturing Holdings Inc.	1,271,987	19,360
	Cooper Tire & Rubber Co.	659,940	19,336
*	Cavco Industries Inc.	110,632	19,222
	La-Z-Boy Inc.	632,255	18,936
	Papa John's International Inc.	328,448	18,820
	Caleres Inc.	559,120	18,786
	World Wrestling Entertainment Inc. Class A	519,705	18,715
*	MSG Networks Inc.	801,097	18,105
	Wingstop Inc.	378,183	17,862
*	Sleep Number Corp.	500,088	17,578
	Entercom Communications Corp. Class A	1,777,862	17,156
*	Fox Factory Holding Corp.	488,637	17,053
	Group 1 Automotive Inc.	255,356	16,685
	GameStop Corp. Class A	1,310,945	16,544
*	Installed Building Products Inc.	272,826	16,383
	Oxford Industries Inc.	218,463	16,289
*	Asbury Automotive Group Inc.	241,311	16,288
*	LGI Homes Inc.	230,276	16,251
	MDC Holdings Inc.	581,506	16,236
*	Gentherm Inc.	477,007	16,194
	Guess? Inc.	769,710	15,964
	Tailored Brands Inc.	636,422	15,949
*	Altice USA Inc. Class A	833,133	15,396
	Dine Brands Global Inc.	233,795	15,332
	Chico's FAS Inc.	1,660,581	15,012
	Gannett Co. Inc.	1,460,752	14,578
*	Crocs Inc.	894,803	14,541
	Office Depot Inc.	6,677,800	14,357
	Winnebago Industries Inc.	374,111	14,067
	International Speedway Corp. Class A	318,274	14,036
	Scholastic Corp.	360,167	13,989
	Strayer Education Inc.	138,078	13,953
*	Modine Manufacturing Co.	655,809	13,870
*	National Vision Holdings Inc.	426,296	13,774
	Sonic Corp.	527,710	13,314

	Capella Education Co.	151,994	13,277
*	Denny's Corp.	852,414	13,153
^,*	SeaWorld Entertainment Inc.	879,401	13,042
*	Gray Television Inc.	1,016,234	12,906
	Camping World Holdings Inc. Class A	400,150	12,905
	Core-Mark Holding Co. Inc.	599,564	12,747
*	Belmond Ltd. Class A	1,139,465	12,705
	Standard Motor Products Inc.	265,063	12,609
	New Media Investment Group Inc.	726,949	12,460
	Acushnet Holdings Corp.	530,989	12,261
^,*	JC Penney Co. Inc.	4,044,060	12,213
*	Vista Outdoor Inc.	744,645	12,153
^,*	Conn's Inc.	354,051	12,038
^	Sturm Ruger & Co. Inc.	226,591	11,896
*	M/I Homes Inc.	355,512	11,323
*	Career Education Corp.	854,372	11,226
	PetMed Express Inc.	267,620	11,173
*	Liberty Media Corp-Liberty Braves Class C	477,710	10,901
*	Liberty Latin America Ltd. Class A	550,175	10,701
	Nutrisystem Inc.	391,631	10,554
*	Genesco Inc.	257,943	10,472
	BJ's Restaurants Inc.	232,527	10,440
^,*	Shake Shack Inc. Class A	243,360	10,131
*	William Lyon Homes Class A	368,299	10,125
*	Liberty TripAdvisor Holdings Inc. Class A	937,531	10,078
*	American Public Education Inc.	230,704	9,920
^,*	Overstock.com Inc.	273,244	9,905
*	Red Robin Gourmet Burgers Inc.	168,859	9,794
*	Universal Electronics Inc.	186,508	9,708
	AMC Entertainment Holdings Inc. Class A	690,091	9,696
*	Stoneridge Inc.	348,711	9,624
	Ruth's Hospitality Group Inc.	380,524	9,304
*	Houghton Mifflin Harcourt Co.	1,331,570	9,254
	BBX Capital Corp. Class A	984,068	9,063
*	Century Communities Inc.	301,925	9,043
*	Lumber Liquidators Holdings Inc.	370,442	8,861
*	Malibu Boats Inc. Class A	266,466	8,849
	EW Scripps Co. Class A	716,697	8,593
	Buckle Inc.	369,116	8,176
*	Unifi Inc.	223,477	8,101
^,*	Roku Inc.	256,517	7,978
	Tower International Inc.	283,400	7,864
	Movado Group Inc.	202,572	7,779
*	Liberty Media Corp-Liberty Formula One Class A	263,702	7,724
	Marcus Corp.	252,200	7,654
	Ethan Allen Interiors Inc.	330,978	7,596
*	Regis Corp.	496,227	7,508
*	Playa Hotels & Resorts NV	729,547	7,456
*	Express Inc.	1,029,202	7,369
*	American Outdoor Brands Corp.	704,766	7,273
	Finish Line Inc. Class A	529,290	7,167
^,*	Fossil Group Inc.	562,313	7,141
*	K12 Inc.	503,000	7,133
*	Beazer Homes USA Inc.	439,483	7,010
*	Loral Space & Communications Inc.	165,431	6,890
^,*	GoPro Inc. Class A	1,413,588	6,771
*	Fiesta Restaurant Group Inc.	353,017	6,531

*	Laureate Education Inc. Class A	462,862	6,364
	Citi Trends Inc.	205,508	6,352
*	Monarch Casino & Resort Inc.	149,339	6,316
*	Biglari Holdings Inc.	15,437	6,305
	Emerald Expositions Events Inc.	309,215	6,024
^	Rent-A-Center Inc.	693,669	5,986
*	Hibbett Sports Inc.	248,612	5,954
	Sonic Automotive Inc. Class A	313,624	5,943
*	Chuy's Holdings Inc.	221,321	5,799
*	Zumiez Inc.	237,554	5,678
	Hooker Furniture Corp.	153,760	5,643
*	MarineMax Inc.	286,170	5,566
	Carriage Services Inc. Class A	200,818	5,555
*	MCBC Holdings Inc.	220,371	5,553
*	Nautilus Inc.	404,169	5,436
*	Motorcar Parts of America Inc.	248,962	5,335
^,*	Lands' End Inc.	225,060	5,255
*	1-800-Flowers.com Inc. Class A	443,837	5,237
*	Carrols Restaurant Group Inc.	464,696	5,205
	Haverty Furniture Cos. Inc.	254,679	5,132
^,*	Party City Holdco Inc.	327,784	5,113
*	America's Car-Mart Inc.	101,212	5,106
*	tronc Inc.	304,387	4,998
*	Del Taco Restaurants Inc.	477,555	4,947
^,*	Carvana Co.	209,301	4,799
	Johnson Outdoors Inc. Class A	74,554	4,622
*	Central European Media Enterprises Ltd. Class A	1,091,778	4,585
*	Golden Entertainment Inc.	196,032	4,554
	Cato Corp. Class A	307,378	4,531
^,*	Ascena Retail Group Inc.	2,219,044	4,460
*	ZAGG Inc.	364,559	4,448
*	Boot Barn Holdings Inc.	245,500	4,353
	Superior Industries International Inc.	321,748	4,279
*	Perry Ellis International Inc.	164,193	4,236
*	Del Frisco's Restaurant Group Inc.	277,519	4,232
	Culp Inc.	137,100	4,188
	National CineMedia Inc.	790,323	4,102
	Bassett Furniture Industries Inc.	133,165	4,042
	Entravision Communications Corp. Class A	859,246	4,038
	PICO Holdings Inc.	323,892	3,709
	Flexsteel Industries Inc.	93,608	3,705
*	Potbelly Corp.	307,210	3,702
^,*	Zoe's Kitchen Inc.	254,355	3,673
	Barnes & Noble Inc.	741,982	3,673
*	Drive Shack Inc.	761,956	3,642
	RCI Hospitality Holdings Inc.	127,218	3,612
	Winmark Corp.	27,233	3,562
	Shoe Carnival Inc.	146,388	3,484
*	Hovnanian Enterprises Inc. Class A	1,896,603	3,471
^,*	GNC Holdings Inc. Class A	897,845	3,466
*	Reading International Inc. Class A	206,647	3,441
*	Barnes & Noble Education Inc.	490,034	3,376
	Speedway Motorsports Inc.	188,491	3,359
*	Lindblad Expeditions Holdings Inc.	317,003	3,256
*	Bojangles' Inc.	230,902	3,198
	Pier 1 Imports Inc.	987,025	3,178
*	At Home Group Inc.	98,150	3,145

*	Daily Journal Corp.	13,381	3,057
	Nathan's Famous Inc.	38,865	2,872
*	El Pollo Loco Holdings Inc.	288,762	2,743
*	PlayAGS Inc.	117,811	2,740
	Tile Shop Holdings Inc.	456,646	2,740
^,*	Tuesday Morning Corp.	679,825	2,685
*	Century Casinos Inc.	350,367	2,614
*	Vera Bradley Inc.	245,147	2,601
	Clear Channel Outdoor Holdings Inc. Class A	524,325	2,569
	Superior Uniform Group Inc.	94,374	2,479
*	Red Lion Hotels Corp.	253,219	2,469
*	Horizon Global Corp.	294,839	2,429
*	Bridgepoint Education Inc. Class A	356,179	2,401
*	AV Homes Inc.	129,192	2,397
*	Stitch Fix Inc. Class A	117,794	2,389
*	Green Brick Partners Inc.	219,014	2,387
^,*	Duluth Holdings Inc.	127,321	2,385
*	Habit Restaurants Inc. Class A	268,743	2,365
	Weyco Group Inc.	70,311	2,362
*	Francesca's Holdings Corp.	475,883	2,284
	Saga Communications Inc. Class A	60,105	2,239
*	Town Sports International Holdings Inc.	293,583	2,231
*	Liberty Media Corp-Liberty Braves Class A	97,261	2,211
^	Big 5 Sporting Goods Corp.	302,885	2,196
*	Clarus Corp.	321,637	2,171
*	Gaia Inc. Class A	139,757	2,166
*	Fogo De Chao Inc.	137,516	2,166
	CSS Industries Inc.	123,550	2,162
	Rocky Brands Inc.	99,344	2,131
*	New Home Co. Inc.	186,263	2,064
*	Hemisphere Media Group Inc. Class A	183,359	2,063
*	Kirkland's Inc.	211,647	2,051
	Marine Products Corp.	145,900	2,044
^,*	Sportsman's Warehouse Holdings Inc.	479,654	1,957
	Tilly's Inc. Class A	171,327	1,936
*	J Alexander's Holdings Inc.	168,187	1,926
*	Skyline Corp.	87,303	1,921
*	Cambium Learning Group Inc.	171,471	1,920
	Lifetime Brands Inc.	153,773	1,907
^,*	WideOpenWest Inc.	257,310	1,840
	Collectors Universe Inc.	115,657	1,817
*	Shiloh Industries Inc.	207,670	1,807
	Escalade Inc.	128,577	1,762
^,*	Vitamin Shoppe Inc.	398,004	1,731
^,*	Noodles & Co. Class A	222,504	1,680
*	VOXX International Corp. Class A	336,542	1,666
*	Build-A-Bear Workshop Inc.	181,481	1,661
^,*	Jamba Inc.	189,822	1,627
^,*	Vuzix Corp.	293,508	1,614
	Hamilton Beach Brands Holding Co. Class A	74,159	1,574
	Libbey Inc.	319,013	1,560
	Strattec Security Corp.	40,756	1,481
^	Fred's Inc. Class A	472,243	1,412
*	Delta Apparel Inc.	77,996	1,405
^,*	Chicken Soup For The Soul Entertainment Inc.	179,894	1,281
	Bluegreen Vacations Corp.	60,436	1,279
*	Lee Enterprises Inc.	639,469	1,247

	Beasley Broadcast Group Inc. Class A	106,810	1,207
^,*	Global Eagle Entertainment Inc.	813,744	1,196
*	Lakeland Industries Inc.	91,906	1,190
*	Container Store Group Inc.	218,259	1,187
^,*	Cogint Inc.	470,951	1,177
^,*	Funko Inc. Class A	140,109	1,150
^,*	Boston Omaha Corp. Class A	49,602	1,084
	AH Belo Corp. Class A	209,330	1,078
^,*	Inspired Entertainment Inc.	193,612	1,065
	Townsquare Media Inc. Class A	129,137	1,024
^,*	Sequential Brands Group Inc.	466,107	972
*	Ballantyne Strong Inc.	208,983	930
	Ark Restaurants Corp.	38,576	926
	Liberty Tax Inc.	90,766	917
*	Destination XL Group Inc.	512,322	897
^,*	Workhorse Group Inc.	334,344	883
*	Full House Resorts Inc.	273,502	878
^,*	Iconix Brand Group Inc.	751,517	834
^,*	Sears Holdings Corp.	312,327	834
*	FTD Cos. Inc.	222,181	809
^,*	Blue Apron Holdings Inc. Class A	370,535	741
*	J. Jill Inc.	156,276	691
^,*	Famous Dave's of America Inc.	95,583	679
^	Stage Stores Inc.	303,930	663
^,*	Empire Resorts Inc.	37,618	649
*	Universal Technical Institute Inc.	216,907	638
*	Ascent Capital Group Inc. Class A	168,015	618
*	Educational Development Corp.	24,088	602
*	Tandy Leather Factory Inc.	82,294	580
*	EVINE Live Inc.	537,896	549
*	Aspen Group Inc.	70,927	501
^,*	Stein Mart Inc.	321,386	489
*	Urban One Inc.	236,694	485
	Crown Crafts Inc.	80,356	470
*	Dixie Group Inc.	168,576	464
^,*	Nova Lifestyle Inc.	210,360	454
*	Christopher & Banks Corp.	414,199	443
^,*	UQM Technologies Inc.	337,685	436
	Salem Media Group Inc. Class A	108,303	390
	Dover Motorsports Inc.	181,111	380
*	Luby's Inc.	135,509	377
	Peak Resorts Inc.	70,701	343
*	US Auto Parts Network Inc.	159,087	326
*	Trans World Entertainment Corp.	247,358	309
*	Emerson Radio Corp.	206,739	302
*	Good Times Restaurants Inc.	95,830	292
	Gaming Partners International Corp.	27,699	273
^,*	Social Reality Inc.	70,955	272
	Harte-Hanks Inc.	29,314	270
*	JAKKS Pacific Inc.	128,124	269
*	Dover Downs Gaming & Entertainment Inc.	195,428	260
*	Bravo Brio Restaurant Group Inc.	64,107	256
*	Destination Maternity Corp.	98,382	255
	Unique Fabricating Inc.	29,839	252
^,*	Forward Industries Inc.	153,576	220
*	New York & Co. Inc.	62,991	213
*	ONE Group Hospitality Inc.	75,257	207

*	Charles & Colvard Ltd.	150,610	205
*	Lincoln Educational Services Corp.	103,004	199
*	Insignia Systems Inc.	125,777	199
^,*	Sears Hometown and Outlet Stores Inc.	65,252	196
	AMCON Distributing Co.	2,126	191
*	Papa Murphy's Holdings Inc.	38,344	186
^,*	Vince Holding Corp.	19,923	178
*	Emmis Communications Corp. Class A	38,281	176
^,*	Naked Brand Group Inc.	112,574	165
^,*	Kona Grill Inc.	86,359	164
*	Cinedigm Corp. Class A	112,137	154
	Flanigan's Enterprises Inc.	6,352	152
*	Sypris Solutions Inc.	85,553	139
^,*	Rave Restaurant Group Inc.	103,389	127
*	RLJ Entertainment Inc.	27,854	124
^,*	Live Ventures Inc.	9,510	116
^,*	SPAR Group Inc.	80,427	111
*	NTN Buzztime Inc.	16,227	110
*	McClatchy Co. Class A	11,121	103
*	Summer Infant Inc.	85,244	98
*	Diversified Restaurant Holdings Inc.	72,507	98
*	Nevada Gold & Casinos Inc.	38,594	85
^,*	Turtle Beach Corp.	134,564	81
^,*	Chanticleer Holdings Inc.	19,975	74
^,*	Arcimoto Inc.	19,030	62
^,*	CDTi Advanced Materials Inc.	62,847	61
*	Cherokee Inc.	30,034	39
*	XpresSpa Group Inc.	52,102	38
*	Differential Brands Group Inc.	26,634	33
*	YogaWorks Inc.	11,000	31
*	CafePress Inc.	21,383	28
*	Genius Brands International Inc.	6,859	19
*	Xcel Brands Inc.	5,463	17
^,*	Alliance MMA Inc.	29,830	14
*	Koss Corp.	4,492	8
	FAT Brands Inc.	1,200	8
*	CTI Industries Corp.	1,768	7
	P&F Industries Inc. Class A	574	4
^,*	Comstock Holding Cos. Inc. Class A	2,809	4
	Canterbury Park Holding Corp.	209	3
*	DGSE Cos. Inc.	1,900	2
*	Level Brands Inc.	200	1
*,2	Here Media Inc.	12,670	—
			8,701,193
Consumer Staples (2.9%)
	Bunge Ltd.	1,823,430	134,824
	Ingredion Inc.	932,232	120,183
	Lamb Weston Holdings Inc.	1,897,048	110,446
	Pinnacle Foods Inc.	1,534,634	83,024
*	Herbalife Ltd.	802,942	78,263
*	Post Holdings Inc.	851,694	64,524
*	US Foods Holding Corp.	1,852,533	60,708
	Casey's General Stores Inc.	487,286	53,489
	Flowers Foods Inc.	2,405,308	52,580
*	Blue Buffalo Pet Products Inc.	1,216,413	48,425
	Nu Skin Enterprises Inc. Class A	644,091	47,476
	Energizer Holdings Inc.	784,120	46,718

*	Hain Celestial Group Inc.	1,349,424	43,276
*	Sprouts Farmers Market Inc.	1,606,045	37,694
*	Darling Ingredients Inc.	2,139,159	37,008
*	Edgewell Personal Care Co.	716,189	34,964
*	Performance Food Group Co.	1,093,985	32,656
*	HRG Group Inc.	1,956,407	32,261
^	Spectrum Brands Holdings Inc.	306,218	31,755
	Sanderson Farms Inc.	260,783	31,038
	Lancaster Colony Corp.	249,709	30,749
	Vector Group Ltd.	1,407,559	28,700
*	United Natural Foods Inc.	654,318	28,096
*	TreeHouse Foods Inc.	733,719	28,080
	J&J Snack Foods Corp.	194,700	26,588
	PriceSmart Inc.	301,105	25,157
	WD-40 Co.	184,417	24,288
^,*	Rite Aid Corp.	13,871,345	23,304
*	Boston Beer Co. Inc. Class A	113,983	21,549
^	B&G Foods Inc.	863,711	20,470
*	Central Garden & Pet Co. Class A	514,157	20,366
	Fresh Del Monte Produce Inc.	437,706	19,802
^	Calavo Growers Inc.	205,534	18,950
*	Cal-Maine Foods Inc.	387,321	16,926
*	Pilgrim's Pride Corp.	680,367	16,744
*	Avon Products Inc.	5,718,989	16,242
	Universal Corp.	326,117	15,817
	Seaboard Corp.	3,648	15,559
*	Hostess Brands Inc. Class A	1,040,281	15,386
	MGP Ingredients Inc.	163,155	14,617
	National Beverage Corp.	151,401	13,478
	Medifast Inc.	136,699	12,775
*	USANA Health Sciences Inc.	146,873	12,616
	Andersons Inc.	342,425	11,334
	Inter Parfums Inc.	223,550	10,540
	Coca-Cola Bottling Co. Consolidated	60,561	10,457
	Dean Foods Co.	1,179,280	10,165
*	Simply Good Foods Co.	666,325	9,149
	Weis Markets Inc.	213,257	8,739
	SpartanNash Co.	469,214	8,075
	SUPERVALU Inc.	498,684	7,595
^	Tootsie Roll Industries Inc.	256,230	7,546
	Ingles Markets Inc. Class A	205,629	6,961
	John B Sanfilippo & Son Inc.	115,919	6,708
*	Chefs' Warehouse Inc.	270,999	6,233
^,*	elf Beauty Inc.	289,042	5,599
*	Freshpet Inc.	319,261	5,252
*	Landec Corp.	359,365	4,690
*	Farmer Brothers Co.	139,627	4,217
*	Primo Water Corp.	339,790	3,979
	Limoneira Co.	152,853	3,627
*	Central Garden & Pet Co.	77,798	3,345
^,*	22nd Century Group Inc.	1,358,241	3,192
*	Seneca Foods Corp. Class A	101,537	2,813
	Village Super Market Inc. Class A	105,130	2,772
*	Alliance One International Inc.	105,796	2,756
^,*	Revlon Inc. Class A	131,152	2,702
	Oil-Dri Corp. of America	65,419	2,629
*	Craft Brew Alliance Inc.	128,714	2,394

	Turning Point Brands Inc.	114,831	2,232
*	Smart & Final Stores Inc.	395,211	2,193
^	Natural Health Trends Corp.	84,542	1,607
^,*	Castle Brands Inc.	1,107,894	1,374
	Rocky Mountain Chocolate Factory Inc.	96,131	1,157
	Alico Inc.	41,364	1,125
	United-Guardian Inc.	57,149	1,006
*	Nature's Sunshine Products Inc.	91,053	1,002
^,*	Orchids Paper Products Co.	116,625	951
*	Natural Alternatives International Inc.	73,591	810
*	Natural Grocers by Vitamin Cottage Inc.	104,931	751
^,*	Celsius Holdings Inc.	157,761	686
^,*	New Age Beverages Corp.	260,841	631
*	Veru Inc.	322,939	585
*	Lifeway Foods Inc.	87,868	526
^,*	S&W Seed Co.	140,658	506
*	Lifevantage Corp.	125,479	453
*	Reed's Inc.	120,687	205
	Mannatech Inc.	12,306	193
^,*	Arcadia Biosciences Inc.	7,454	179
^,*	Ifresh Inc.	20,255	166
^,*	Long Blockchain Corp.	62,422	166
*	Coffee Holding Co. Inc.	34,760	151
^,*	RiceBran Technologies	63,700	99
	Ocean Bio-Chem Inc.	19,130	76
*	Bridgford Foods Corp.	2,984	44
*	Youngevity International Inc.	7,998	33
*	CCA Industries Inc.	9,900	29
^,*	MYOS RENS Technology Inc.	21,975	28
*	Reliv International Inc.	4,459	21
^,*	TDH Holdings Inc.	4,820	20
*	Eastside Distilling Inc.	1,953	14
*	Cyanotech Corp.	2,200	11
*	Truett-Hurst Inc.	4,464	8
*	Willamette Valley Vineyards Inc.	533	4
			1,820,082
Energy (4.2%)
*	Diamondback Energy Inc.	1,273,143	161,078
*	Cheniere Energy Inc.	2,626,314	140,376
	Targa Resources Corp.	2,799,713	123,187
	HollyFrontier Corp.	2,300,035	112,380
*	Parsley Energy Inc. Class A	3,070,697	89,020
*	Energen Corp.	1,260,949	79,263
*	WPX Energy Inc.	5,165,377	76,344
*	RSP Permian Inc.	1,625,199	76,189
*	Continental Resources Inc.	1,119,040	65,967
	Core Laboratories NV	572,219	61,926
^,*	Transocean Ltd.	5,636,631	55,803
*	Antero Resources Corp.	2,792,692	55,435
	Murphy Oil Corp.	2,105,577	54,408
	Patterson-UTI Energy Inc.	2,884,049	50,500
	Peabody Energy Corp.	1,364,347	49,799
	PBF Energy Inc. Class A	1,431,294	48,521
*	PDC Energy Inc.	854,745	41,908
*	CNX Resources Corp.	2,667,677	41,162
*	Centennial Resource Development Inc. Class A	2,240,865	41,120
	Delek US Holdings Inc.	991,827	40,367

*	Whiting Petroleum Corp.	1,177,612	39,850
*	Matador Resources Co.	1,260,976	37,716
^,*	Chesapeake Energy Corp.	11,754,507	35,499
*	Callon Petroleum Co.	2,620,267	34,692
*	QEP Resources Inc.	3,125,609	30,600
*	SRC Energy Inc.	3,136,844	29,580
^,*	Weatherford International plc	12,875,353	29,485
*	Southwestern Energy Co.	6,629,145	28,704
	Nabors Industries Ltd.	4,095,886	28,630
*	Oasis Petroleum Inc.	3,436,759	27,838
	US Silica Holdings Inc.	1,045,084	26,671
	Arch Coal Inc. Class A	272,383	25,027
	Ensco plc Class A	5,648,721	24,798
	SM Energy Co.	1,332,586	24,027
	Oceaneering International Inc.	1,279,318	23,719
*	McDermott International Inc.	3,687,350	22,456
*	Dril-Quip Inc.	495,061	22,179
	World Fuel Services Corp.	878,434	21,566
*	C&J Energy Services Inc.	827,648	21,370
*	Gulfport Energy Corp.	2,138,208	20,634
*	Oil States International Inc.	779,831	20,432
*	Kosmos Energy Ltd.	2,999,801	18,899
*	Extraction Oil & Gas Inc.	1,605,001	18,393
	SemGroup Corp. Class A	858,073	18,363
*	Rowan Cos. plc Class A	1,468,407	16,945
*	Superior Energy Services Inc.	2,003,384	16,889
*	Carrizo Oil & Gas Inc.	1,000,803	16,013
*	Laredo Petroleum Inc.	1,731,041	15,077
*	Denbury Resources Inc.	5,215,432	14,290
^	RPC Inc.	787,353	14,196
*	Unit Corp.	689,042	13,615
^,*	Diamond Offshore Drilling Inc.	838,262	12,289
*	ProPetro Holding Corp.	756,096	12,014
*	Noble Corp. plc	3,180,996	11,801
*	SEACOR Holdings Inc.	218,537	11,167
*	Exterran Corp.	414,260	11,061
*	Ultra Petroleum Corp.	2,558,043	10,667
*	Alta Mesa Resources Inc.	1,317,838	10,543
*	Helix Energy Solutions Group Inc.	1,810,380	10,482
*	Forum Energy Technologies Inc.	940,978	10,351
*	Ring Energy Inc.	708,468	10,167
*	Keane Group Inc.	683,880	10,121
*	Halcon Resources Corp.	2,041,893	9,944
*	Stone Energy Corp.	259,810	9,639
*	CONSOL Energy Inc.	327,822	9,497
*	Newpark Resources Inc.	1,161,932	9,412
^,*	Resolute Energy Corp.	256,595	8,891
^,*	California Resources Corp.	509,394	8,736
*	Cactus Inc.	316,536	8,524
^,*	Fairmount Santrol Holdings Inc.	1,987,097	8,445
	Green Plains Inc.	500,887	8,415
*	Tidewater Inc.	284,640	8,144
	Archrock Inc.	922,910	8,075
*	Bonanza Creek Energy Inc.	264,936	7,341
*	SandRidge Energy Inc.	472,189	6,851
*	International Seaways Inc.	379,732	6,683
*	HighPoint Resources Corp.	1,277,037	6,487

*	Penn Virginia Corp.	176,360	6,180
	CVR Energy Inc.	203,090	6,137
*	TETRA Technologies Inc.	1,633,916	6,127
*	Gener8 Maritime Inc.	1,081,502	6,110
^,*	Jagged Peak Energy Inc.	417,042	5,893
^,*	Tellurian Inc.	814,259	5,871
*	Renewable Energy Group Inc.	457,362	5,854
*	Par Pacific Holdings Inc.	328,778	5,645
*	REX American Resources Corp.	77,443	5,638
	Bristow Group Inc.	430,879	5,601
*	W&T Offshore Inc.	1,206,470	5,345
^,*	WildHorse Resource Development Corp.	277,000	5,288
*	Matrix Service Co.	349,916	4,794
*	Midstates Petroleum Co. Inc.	344,798	4,596
*	Abraxas Petroleum Corp.	2,030,555	4,508
*	FTS International Inc.	241,733	4,445
^	Frank's International NV	813,955	4,420
*	Basic Energy Services Inc.	302,440	4,367
*	Mammoth Energy Services Inc.	132,883	4,260
	Panhandle Oil and Gas Inc. Class A	220,509	4,256
*	SEACOR Marine Holdings Inc.	212,055	4,033
*	Solaris Oilfield Infrastructure Inc. Class A	239,000	3,958
*	Natural Gas Services Group Inc.	160,693	3,833
*	Select Energy Services Inc. Class A	280,412	3,539
*	ION Geophysical Corp.	129,726	3,516
*	Pioneer Energy Services Corp.	1,232,311	3,327
^,*	Zion Oil & Gas Inc.	698,583	3,325
	Evolution Petroleum Corp.	396,941	3,195
^,*	Sanchez Energy Corp.	974,168	3,049
*	Dorian LPG Ltd.	403,258	3,020
*	Earthstone Energy Inc. Class A	291,956	2,955
*	Cloud Peak Energy Inc.	979,130	2,849
*	Clean Energy Fuels Corp.	1,673,319	2,761
^,*	Uranium Energy Corp.	1,956,528	2,563
*	RigNet Inc.	169,257	2,302
*	SilverBow Resources Inc.	76,094	2,214
*	Era Group Inc.	233,880	2,187
^,*	CARBO Ceramics Inc.	297,918	2,160
*	Nine Energy Service Inc.	86,853	2,115
*	Geospace Technologies Corp.	201,759	1,991
*	Pacific Ethanol Inc.	655,015	1,965
^,*	Lilis Energy Inc.	491,712	1,952
^,*	Amyris Inc.	289,497	1,937
	Hallador Energy Co.	269,977	1,855
*	Eclipse Resources Corp.	1,277,693	1,840
*	NCS Multistage Holdings Inc.	120,666	1,810
	NACCO Industries Inc. Class A	53,134	1,745
*	Smart Sand Inc.	291,335	1,696
^,*	Liberty Oilfield Services Inc. Class A	100,358	1,695
^,*	Gastar Exploration Inc.	2,453,240	1,675
*	Energy XXI Gulf Coast Inc.	433,879	1,666
^,*	Approach Resources Inc.	626,805	1,636
*	Overseas Shipholding Group Inc. Class A	550,149	1,562
	Gulf Island Fabrication Inc.	219,843	1,561
*	Dawson Geophysical Co.	207,615	1,399
*	Hornbeck Offshore Services Inc.	473,450	1,378
*	Key Energy Services Inc.	109,388	1,282

*	Comstock Resources Inc.	174,543	1,276
^,*	Northern Oil and Gas Inc.	592,416	1,173
	Adams Resources & Energy Inc.	26,556	1,155
*	Independence Contract Drilling Inc.	300,184	1,135
*	Contango Oil & Gas Co.	313,677	1,114
*	Parker Drilling Co.	1,740,789	1,105
^,*	NextDecade Corp.	223,543	1,104
*	Aspen Aerogels Inc.	229,377	979
*	PHI Inc. NV	94,013	963
^,*	Jones Energy Inc. Class A	1,111,311	889
*	Isramco Inc.	7,853	815
^,*	EP Energy Corp. Class A	542,194	727
^,*	Erin Energy Corp.	193,830	707
*	VAALCO Energy Inc.	730,357	629
^,*	Torchlight Energy Resources Inc.	465,397	605
*	Lonestar Resources US Inc. Class A	128,983	560
*	Profire Energy Inc.	197,044	538
*	Mitcham Industries Inc.	137,162	444
*	Willbros Group Inc.	790,257	437
*	Quintana Energy Services Inc.	40,526	395
*	TransAtlantic Petroleum Ltd.	269,979	348
*	Centrus Energy Corp. Class A	94,105	334
*	Synthesis Energy Systems Inc.	116,247	312
*	PHI Inc.	30,208	308
*	Ranger Energy Services Inc.	36,411	296
*	Goodrich Petroleum Corp.	21,553	236
*	PrimeEnergy Corp.	3,877	200
^,*	Aemetis Inc.	109,876	187
*	PetroQuest Energy Inc.	232,351	135
*	Enservco Corp.	139,836	127
^,*	Gevo Inc.	262,133	121
*	Eco-Stim Energy Solutions Inc.	126,317	120
*	Vertex Energy Inc.	103,223	116
*	Westmoreland Coal Co.	249,561	102
^,*	SAExploration Holdings Inc.	72,265	98
^,*	Westwater Resources Inc.	146,335	84
*	Barnwell Industries Inc.	44,204	83
^,*	Rex Energy Corp.	53,772	49
*	Superior Drilling Products Inc.	24,900	41
*	ENGlobal Corp.	44,362	37
^,*	US Energy Corp. Wyoming	28,339	34
^,*	New Concept Energy Inc.	23,644	32
^,*	Tengasco Inc.	44,728	32
^,*	Houston American Energy Corp.	92,152	29
^,*	Yuma Energy Inc.	16,457	18
^,*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	3
^	AgEagle Aerial Systems Inc.	266	1
^,2	Harvest Natural Resources Inc.	133,886	—
			2,661,767
Financials (16.9%)
*	Markel Corp.	181,462	212,356
	TD Ameritrade Holding Corp.	3,532,955	209,257
	First Republic Bank	2,046,974	189,570
	MSCI Inc. Class A	1,167,264	174,471
	Annaly Capital Management Inc.	15,035,513	156,820
	Ally Financial Inc.	5,643,534	153,222
*	Arch Capital Group Ltd.	1,765,210	151,084

	FNF Group	3,540,768	141,702
	Reinsurance Group of America Inc. Class A	834,763	128,554
	SEI Investments Co.	1,695,953	127,044
	Alleghany Corp.	199,687	122,696
	Voya Financial Inc.	2,321,986	117,260
	East West Bancorp Inc.	1,868,098	116,831
	MarketAxess Holdings Inc.	487,786	106,064
	FactSet Research Systems Inc.	506,872	101,080
	American Financial Group Inc.	888,115	99,664
*	Signature Bank	696,778	98,908
	AGNC Investment Corp.	5,065,159	95,833
	WR Berkley Corp.	1,245,137	90,521
	Lazard Ltd. Class A	1,684,518	88,538
	CIT Group Inc.	1,704,653	87,790
	Eaton Vance Corp.	1,554,491	86,539
	First American Financial Corp.	1,436,100	84,270
	New York Community Bancorp Inc.	6,301,747	82,112
	PacWest Bancorp	1,643,475	81,401
	First Horizon National Corp.	4,214,494	79,359
	Cullen/Frost Bankers Inc.	744,219	78,939
*	Athene Holding Ltd. Class A	1,633,980	78,121
	Janus Henderson Group plc	2,343,146	77,535
	Synovus Financial Corp.	1,529,357	76,376
	Brown & Brown Inc.	2,976,620	75,725
	Bank of the Ozarks	1,562,164	75,406
*	Western Alliance Bancorp	1,252,549	72,786
	Commerce Bancshares Inc.	1,207,193	72,323
	RenaissanceRe Holdings Ltd.	519,758	71,992
	LPL Financial Holdings Inc.	1,169,504	71,422
	Validus Holdings Ltd.	1,057,215	71,309
	New Residential Investment Corp.	4,324,254	71,134
	Starwood Property Trust Inc.	3,385,733	70,931
	Old Republic International Corp.	3,282,465	70,409
	Webster Financial Corp.	1,187,780	65,803
	Prosperity Bancshares Inc.	898,103	65,229
	Sterling Bancorp	2,886,115	65,082
	Hanover Insurance Group Inc.	551,183	64,979
*	MGIC Investment Corp.	4,814,402	62,587
	Wintrust Financial Corp.	727,281	62,583
	Interactive Brokers Group Inc.	925,316	62,218
	Axis Capital Holdings Ltd.	1,080,023	62,177
	Umpqua Holdings Corp.	2,863,567	61,309
	Pinnacle Financial Partners Inc.	953,152	61,192
*	Texas Capital Bancshares Inc.	640,427	57,574
	Hancock Holding Co.	1,104,658	57,111
	FNB Corp.	4,180,321	56,225
	Primerica Inc.	574,562	55,503
	Assured Guaranty Ltd.	1,525,750	55,232
	Popular Inc.	1,325,001	55,147
	BankUnited Inc.	1,378,114	55,097
	Stifel Financial Corp.	925,787	54,834
^,*	Credit Acceptance Corp.	165,296	54,615
	IBERIABANK Corp.	698,372	54,473
	Associated Banc-Corp	2,184,724	54,290
	Radian Group Inc.	2,804,176	53,392
	Chemical Financial Corp.	928,923	50,794
	TCF Financial Corp.	2,218,790	50,611

	FirstCash Inc.	617,774	50,194
	United Bankshares Inc.	1,368,650	48,245
	Home BancShares Inc.	2,058,097	46,945
	First Citizens BancShares Inc. Class A	113,043	46,714
	CNO Financial Group Inc.	2,152,239	46,639
	Bank of Hawaii Corp.	559,905	46,528
	Selective Insurance Group Inc.	763,934	46,371
	Evercore Inc. Class A	531,509	46,348
*	Essent Group Ltd.	1,070,354	45,554
	Investors Bancorp Inc.	3,273,436	44,650
	BGC Partners Inc. Class A	3,312,111	44,548
	Legg Mason Inc.	1,086,686	44,174
	Blackstone Mortgage Trust Inc. Class A	1,391,217	43,712
	MB Financial Inc.	1,073,458	43,454
	Valley National Bancorp	3,462,695	43,145
	Chimera Investment Corp.	2,412,577	42,003
	UMB Financial Corp.	574,956	41,621
	South State Corp.	478,138	40,785
	First Financial Bankshares Inc.	880,591	40,771
	Fulton Financial Corp.	2,295,692	40,749
	Federated Investors Inc. Class B	1,218,571	40,700
	Washington Federal Inc.	1,163,759	40,266
	Cathay General Bancorp	996,040	39,822
	Columbia Banking System Inc.	946,784	39,718
	MFA Financial Inc.	5,186,414	39,054
	Glacier Bancorp Inc.	1,011,816	38,834
*	SLM Corp.	3,434,020	38,495
*	Green Dot Corp. Class A	599,659	38,474
	White Mountains Insurance Group Ltd.	45,725	37,610
	Kemper Corp.	635,069	36,199
	BancorpSouth Bank	1,101,632	35,032
	Community Bank System Inc.	651,885	34,915
	Aspen Insurance Holdings Ltd.	772,347	34,640
	Two Harbors Investment Corp.	2,228,625	34,254
	American Equity Investment Life Holding Co.	1,158,117	34,002
	ProAssurance Corp.	695,895	33,786
^,*	LendingTree Inc.	99,741	32,730
	RLI Corp.	507,676	32,182
	BOK Financial Corp.	324,464	32,119
	First Midwest Bancorp Inc.	1,305,477	32,102
	Great Western Bancorp Inc.	767,977	30,926
	CVB Financial Corp.	1,350,602	30,578
	Hope Bancorp Inc.	1,649,769	30,009
	Old National Bancorp	1,758,388	29,717
	United Community Banks Inc.	929,856	29,430
	Simmons First National Corp. Class A	1,022,836	29,100
^,*	BofI Holding Inc.	714,883	28,974
*	FCB Financial Holdings Inc. Class A	564,928	28,868
*	Enstar Group Ltd.	137,094	28,824
	Financial Engines Inc.	819,984	28,699
	Erie Indemnity Co. Class A	240,598	28,304
	Trustmark Corp.	895,916	27,917
*	OneMain Holdings Inc.	929,277	27,823
	International Bancshares Corp.	685,517	26,667
	Independent Bank Corp.	360,801	25,815
	Union Bankshares Corp.	702,808	25,800
	Ameris Bancorp	487,323	25,779

Apollo Commercial Real Estate Finance Inc.	1,428,408	25,683
Argo Group International Holdings Ltd.	446,159	25,610
WesBanco Inc.	578,681	24,478
ServisFirst Bancshares Inc.	596,216	24,338
* Eagle Bancorp Inc.	406,140	24,307
Santander Consumer USA Holdings Inc.	1,485,037	24,206
Renasant Corp.	566,268	24,100
Moelis & Co. Class A	472,686	24,036
Towne Bank	836,686	23,929
LegacyTexas Financial Group Inc.	555,399	23,782
Banner Corp.	425,335	23,602
Morningstar Inc.	246,301	23,527
First Financial Bancorp	794,293	23,313
Invesco Mortgage Capital Inc.	1,407,602	23,057
Horace Mann Educators Corp.	531,668	22,729
Capitol Federal Financial Inc.	1,824,041	22,527
Hilltop Holdings Inc.	957,798	22,470
First Merchants Corp.	536,960	22,391
* PRA Group Inc.	587,113	22,310
Northwest Bancshares Inc.	1,343,601	22,250
Mercury General Corp.	476,783	21,870
Waddell & Reed Financial Inc. Class A	1,078,448	21,795
Walker & Dunlop Inc.	364,746	21,673
CenterState Bank Corp.	792,890	21,035
NBT Bancorp Inc.	576,978	20,471
Provident Financial Services Inc.	799,918	20,470
Westamerica Bancorporation	349,581	20,304
* Pacific Premier Bancorp Inc.	501,836	20,174
National General Holdings Corp.	823,088	20,009
Artisan Partners Asset Management Inc. Class A	597,154	19,885
WSFS Financial Corp.	411,430	19,707
First Hawaiian Inc.	694,953	19,341
Ladder Capital Corp. Class A	1,272,868	19,195
* FGL Holdings	1,888,374	19,167
Sandy Spring Bancorp Inc.	476,727	18,478
Heartland Financial USA Inc.	348,016	18,462
S&T Bancorp Inc.	461,062	18,415
Berkshire Hills Bancorp Inc.	484,370	18,382
* Genworth Financial Inc. Class A	6,487,066	18,358
Park National Corp.	174,715	18,128
Houlihan Lokey Inc. Class A	397,590	17,733
CNA Financial Corp.	353,926	17,466
Navigators Group Inc.	300,417	17,319
Employers Holdings Inc.	428,019	17,313
First Commonwealth Financial Corp.	1,224,490	17,302
Virtu Financial Inc. Class A	521,702	17,216
* LendingClub Corp.	4,869,170	17,042
Infinity Property & Casualty Corp.	143,003	16,932
Brookline Bancorp Inc.	1,015,809	16,456
Boston Private Financial Holdings Inc.	1,092,141	16,437
Beneficial Bancorp Inc.	1,052,555	16,367
First Busey Corp.	546,884	16,253
* Seacoast Banking Corp. of Florida	611,541	16,187
Independent Bank Group Inc.	226,557	16,018
* Cannae Holdings Inc.	848,847	16,009
Lakeland Financial Corp.	343,389	15,875
Redwood Trust Inc.	1,013,302	15,676

	State Bank Financial Corp.	513,833	15,420
	Safety Insurance Group Inc.	200,383	15,399
*	Third Point Reinsurance Ltd.	1,093,358	15,252
	Piper Jaffray Cos.	183,415	15,233
	AmTrust Financial Services Inc.	1,223,038	15,056
	Meridian Bancorp Inc.	719,642	14,501
	Enterprise Financial Services Corp.	307,417	14,418
*	First BanCorp	2,364,446	14,234
	PennyMac Mortgage Investment Trust	785,448	14,162
	City Holding Co.	206,198	14,137
*	Encore Capital Group Inc.	309,367	13,983
	AMERISAFE Inc.	252,022	13,924
	United Fire Group Inc.	290,661	13,911
	OceanFirst Financial Corp.	519,995	13,910
	First Bancorp	388,327	13,844
	Kearny Financial Corp.	1,064,532	13,839
	MainSource Financial Group Inc.	339,265	13,791
	CYS Investments Inc.	2,044,695	13,740
	WisdomTree Investments Inc.	1,490,392	13,667
	Stewart Information Services Corp.	310,808	13,657
	Universal Insurance Holdings Inc.	421,910	13,459
	Meta Financial Group Inc.	122,534	13,381
	Hanmi Financial Corp.	432,138	13,288
	Nelnet Inc. Class A	251,905	13,202
	Kinsale Capital Group Inc.	254,181	13,047
	Southside Bancshares Inc.	365,917	12,712
	American National Insurance Co.	107,378	12,559
	ARMOUR Residential REIT Inc.	538,869	12,545
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	642,563	12,530
*	NMI Holdings Inc. Class A	744,387	12,320
	Tompkins Financial Corp.	161,286	12,219
	BancFirst Corp.	222,986	11,841
	National Bank Holdings Corp. Class A	356,078	11,840
	Lakeland Bancorp Inc.	591,704	11,745
	Preferred Bank	180,304	11,576
	James River Group Holdings Ltd.	325,049	11,529
	Cohen & Steers Inc.	283,203	11,515
	Heritage Financial Corp.	375,717	11,497
	Capstead Mortgage Corp.	1,323,710	11,450
	Central Pacific Financial Corp.	399,355	11,366
	TFS Financial Corp.	772,633	11,350
	ConnectOne Bancorp Inc.	393,259	11,326
*	Customers Bancorp Inc.	387,863	11,306
	1st Source Corp.	222,809	11,279
	Virtus Investment Partners Inc.	91,001	11,266
	Bryn Mawr Bank Corp.	253,712	11,151
	United Financial Bancorp Inc.	685,583	11,106
	PJT Partners Inc.	221,199	11,082
^,*	MBIA Inc.	1,194,336	11,060
	MTGE Investment Corp.	606,613	10,858
	TrustCo Bank Corp. NY	1,273,023	10,757
	Univest Corp. of Pennsylvania	386,974	10,719
	Stock Yards Bancorp Inc.	304,697	10,695
	Community Trust Bancorp Inc.	234,580	10,603
	TriCo Bancshares	283,703	10,559
	Banc of California Inc.	546,723	10,552
	Washington Trust Bancorp Inc.	195,914	10,530

	Federal Agricultural Mortgage Corp.	119,798	10,425
	Flushing Financial Corp.	386,057	10,408
	Horizon Bancorp	342,203	10,270
*	HomeStreet Inc.	353,776	10,136
*	Triumph Bancorp Inc.	245,669	10,122
	German American Bancorp Inc.	301,575	10,058
	First Interstate BancSystem Inc. Class A	254,178	10,053
*	Flagstar Bancorp Inc.	281,281	9,957
	CoBiz Financial Inc.	506,134	9,920
	Northfield Bancorp Inc.	623,516	9,733
	Cadence BanCorp Class A	356,252	9,701
*	Enova International Inc.	438,579	9,671
	First of Long Island Corp.	344,047	9,444
	Granite Point Mortgage Trust Inc.	557,766	9,225
	Diamond Hill Investment Group Inc.	44,657	9,224
	Camden National Corp.	206,893	9,207
	National Western Life Group Inc. Class A	29,948	9,131
	Peoples Bancorp Inc.	255,206	9,047
	FBL Financial Group Inc. Class A	130,410	9,044
	Guaranty Bancorp	314,366	8,912
*	EZCORP Inc. Class A	672,350	8,875
*	INTL. FCStone Inc.	207,129	8,840
^	New York Mortgage Trust Inc.	1,477,918	8,764
	Carolina Financial Corp.	220,640	8,667
	Great Southern Bancorp Inc.	172,899	8,636
	Live Oak Bancshares Inc.	310,069	8,620
	Investment Technology Group Inc.	434,046	8,568
*	Bancorp Inc.	790,954	8,542
*	World Acceptance Corp.	79,335	8,354
	Bridge Bancorp Inc.	248,254	8,329
	Oritani Financial Corp.	529,590	8,129
*	First Foundation Inc.	436,947	8,101
	Heritage Commerce Corp.	488,555	8,051
	Blue Hills Bancorp Inc.	385,985	8,048
	QCR Holdings Inc.	178,261	7,995
	First Defiance Financial Corp.	135,908	7,790
^,*	Trupanion Inc.	259,003	7,742
*	HarborOne Bancorp Inc.	431,087	7,613
*	Donnelley Financial Solutions Inc.	443,375	7,613
	Dime Community Bancshares Inc.	408,276	7,512
	Hamilton Lane Inc. Class A	200,780	7,475
	People's Utah Bancorp	231,326	7,472
	Peapack Gladstone Financial Corp.	222,809	7,440
*	Green Bancorp Inc.	321,663	7,157
	United Community Financial Corp.	725,253	7,151
	First Financial Corp.	169,819	7,064
	Waterstone Financial Inc.	406,646	7,035
	Arrow Financial Corp.	206,048	6,995
*	National Commerce Corp.	160,043	6,970
	Mercantile Bank Corp.	203,993	6,783
*	TriState Capital Holdings Inc.	291,022	6,766
	Fidelity Southern Corp.	292,527	6,749
*	Nationstar Mortgage Holdings Inc.	371,704	6,676
	AG Mortgage Investment Trust Inc.	379,572	6,593
	Independent Bank Corp.	285,958	6,548
*	Veritex Holdings Inc.	232,427	6,431
	West Bancorporation Inc.	249,888	6,397

	First Community Bancshares Inc.	213,760	6,381
	Anworth Mortgage Asset Corp.	1,319,006	6,331
*	Equity Bancshares Inc. Class A	159,951	6,264
*	FB Financial Corp.	154,304	6,263
	Opus Bank	221,310	6,197
*	Greenlight Capital Re Ltd. Class A	385,590	6,189
	Arbor Realty Trust Inc.	701,254	6,185
	Western Asset Mortgage Capital Corp.	636,181	6,165
*	PennyMac Financial Services Inc. Class A	270,257	6,121
^,*	Republic First Bancorp Inc.	699,435	6,085
	State Auto Financial Corp.	212,548	6,072
*	Allegiance Bancshares Inc.	154,848	6,062
	Westwood Holdings Group Inc.	107,001	6,044
^	Greenhill & Co. Inc.	325,503	6,022
	OFG Bancorp	573,361	5,992
*	HomeTrust Bancshares Inc.	228,893	5,963
*	Ocwen Financial Corp.	1,437,432	5,922
	Financial Institutions Inc.	198,574	5,878
*	Atlantic Capital Bancshares Inc.	319,637	5,785
	Maiden Holdings Ltd.	870,950	5,661
	Access National Corp.	196,275	5,600
	Republic Bancorp Inc. Class A	138,987	5,323
	Midland States Bancorp Inc.	166,710	5,261
*	Nicolet Bankshares Inc.	95,262	5,246
*	Franklin Financial Network Inc.	159,157	5,189
	Old Second Bancorp Inc.	372,465	5,177
	United Insurance Holdings Corp.	270,240	5,172
	Bar Harbor Bankshares	185,665	5,147
	First Connecticut Bancorp Inc.	199,703	5,112
	Clifton Bancorp Inc.	324,600	5,080
	CNB Financial Corp.	174,222	5,068
	American National Bankshares Inc.	134,654	5,063
	Bank of Marin Bancorp	73,410	5,062
^	Farmers & Merchants Bancorp Inc.	120,466	4,863
*	PCSB Financial Corp.	230,501	4,836
^	Orchid Island Capital Inc.	652,344	4,808
	Ares Commercial Real Estate Corp.	388,968	4,804
*	Southern First Bancshares Inc.	107,607	4,789
*	Regional Management Corp.	149,573	4,762
^,*	Cowen Inc. Class A	354,016	4,673
	Dynex Capital Inc.	702,985	4,661
	Farmers National Banc Corp.	335,396	4,645
*	Ambac Financial Group Inc.	295,435	4,632
	Ladenburg Thalmann Financial Services Inc.	1,407,577	4,603
	Territorial Bancorp Inc.	154,500	4,582
	Heritage Insurance Holdings Inc.	299,246	4,537
*	Health Insurance Innovations Inc. Class A	156,821	4,532
*	PHH Corp.	432,534	4,524
	Citizens & Northern Corp.	189,265	4,370
^,*	Citizens Inc. Class A	594,379	4,351
	MidWestOne Financial Group Inc.	126,545	4,213
	Sierra Bancorp	157,671	4,200
	Capital City Bank Group Inc.	165,953	4,107
	First Mid-Illinois Bancshares Inc.	112,453	4,099
*	BSB Bancorp Inc.	133,413	4,082
	B. Riley Financial Inc.	208,520	4,066
	Farmers Capital Bank Corp.	101,736	4,064

Resource Capital Corp.	426,315	4,054
BankFinancial Corp.	238,427	4,048
Cambridge Bancorp	45,706	3,988
Southern National Bancorp of Virginia Inc.	251,015	3,976
HCI Group Inc.	103,999	3,969
First Internet Bancorp	106,495	3,940
First Bancshares Inc.	122,136	3,939
Macatawa Bank Corp.	382,516	3,928
Hingham Institution for Savings	19,024	3,919
Arlington Asset Investment Corp. Class A	349,737	3,861
Old Line Bancshares Inc.	116,973	3,860
* WMIH Corp.	2,667,681	3,788
* Safeguard Scientifics Inc.	306,159	3,750
First Bancorp Inc.	132,979	3,721
Western New England Bancorp Inc.	343,236	3,655
Investar Holding Corp.	141,176	3,649
Century Bancorp Inc. Class A	45,538	3,616
National Bankshares Inc.	79,382	3,576
Charter Financial Corp.	175,156	3,571
Sutherland Asset Management Corp.	233,615	3,539
Northrim BanCorp Inc.	100,650	3,477
Baldwin & Lyons Inc.	156,145	3,435
^ First Guaranty Bancshares Inc.	132,075	3,433
Marlin Business Services Corp.	118,439	3,358
EMC Insurance Group Inc.	121,463	3,289
* On Deck Capital Inc.	586,104	3,276
Global Indemnity Ltd.	93,876	3,241
Oppenheimer Holdings Inc. Class A	124,767	3,213
Southern Missouri Bancorp Inc.	86,799	3,177
FNB Bancorp	86,315	3,176
Home Bancorp Inc.	73,486	3,172
* eHealth Inc.	214,486	3,069
* First Northwest Bancorp	181,065	3,058
* Entegra Financial Corp.	105,318	3,054
Enterprise Bancorp Inc.	85,642	3,022
MutualFirst Financial Inc.	83,335	3,021
KKR Real Estate Finance Trust Inc.	148,127	2,971
First Business Financial Services Inc.	117,655	2,960
TPG RE Finance Trust Inc.	146,984	2,924
Great Ajax Corp.	215,412	2,919
Investors Title Co.	14,531	2,905
Civista Bancshares Inc.	126,205	2,885
Cherry Hill Mortgage Investment Corp.	162,778	2,855
* Provident Bancorp Inc.	106,636	2,831
Orrstown Financial Services Inc.	115,965	2,801
MBT Financial Corp.	260,407	2,799
Peoples Financial Services Corp.	60,754	2,773
FS Bancorp Inc.	51,702	2,766
Shore Bancshares Inc.	145,990	2,753
Ames National Corp.	96,545	2,655
ACNB Corp.	90,575	2,649
Federated National Holding Co.	161,759	2,551
Codorus Valley Bancorp Inc.	90,669	2,550
SI Financial Group Inc.	176,685	2,544
Independence Holding Co.	69,862	2,491
Pzena Investment Management Inc. Class A	221,443	2,465
Central Valley Community Bancorp	125,209	2,449

	Bankwell Financial Group Inc.	74,589	2,408
	Bank of Commerce Holdings	206,014	2,400
	Riverview Bancorp Inc.	256,932	2,400
*	Community Bankers Trust Corp.	265,195	2,387
	Summit Financial Group Inc.	94,868	2,373
	BCB Bancorp Inc.	150,659	2,358
*	Capstar Financial Holdings Inc.	122,093	2,299
	Peoples Bancorp of North Carolina Inc.	74,425	2,286
*	Sterling Bancorp Inc.	168,327	2,274
	MidSouth Bancorp Inc.	176,101	2,228
	Crawford & Co. Class B	269,080	2,212
	Evans Bancorp Inc.	48,614	2,200
*	Pacific Mercantile Bancorp	225,282	2,151
	Northeast Bancorp	102,005	2,091
	Penns Woods Bancorp Inc.	49,331	2,087
	Donegal Group Inc. Class A	130,426	2,061
	County Bancorp Inc.	70,459	2,058
	Provident Financial Holdings Inc.	111,991	2,026
	Sussex Bancorp	66,605	2,025
^	GAIN Capital Holdings Inc.	298,137	2,012
	LCNB Corp.	105,699	2,008
	First Bank	138,267	1,991
	Timberland Bancorp Inc.	64,896	1,973
*	Howard Bancorp Inc.	99,459	1,969
	Reliant Bancorp Inc.	86,063	1,961
*	NI Holdings Inc.	117,411	1,961
	ESSA Bancorp Inc.	133,034	1,952
*	First United Corp.	101,549	1,950
	Community Financial Corp.	52,153	1,941
	Merchants Bancorp	89,391	1,922
*	Metropolitan Bank Holding Corp.	45,344	1,909
	Kingstone Cos. Inc.	112,738	1,894
	First Community Corp.	81,398	1,864
	Owens Realty Mortgage Inc.	124,790	1,819
	Tiptree Inc.	285,845	1,815
*	Victory Capital Holdings Inc. Class A	147,560	1,815
	Bear State Financial Inc.	169,803	1,740
	GAMCO Investors Inc. Class A	70,024	1,739
	First Financial Northwest Inc.	103,776	1,738
	Unity Bancorp Inc.	78,637	1,730
	Oak Valley Bancorp	77,906	1,715
*	SmartFinancial Inc.	72,314	1,704
	Ohio Valley Banc Corp.	40,202	1,682
	United Security Bancshares	154,470	1,661
*	Select Bancorp Inc.	119,451	1,596
*	Atlas Financial Holdings Inc.	151,756	1,571
*	Atlantic Coast Financial Corp.	149,481	1,540
^	Associated Capital Group Inc. Class A	40,475	1,516
	Ellington Residential Mortgage REIT	133,719	1,466
*	Byline Bancorp Inc.	63,239	1,450
*	Meridian Bank	82,000	1,439
^,*	Impac Mortgage Holdings Inc.	181,158	1,431
	C&F Financial Corp.	27,095	1,425
	1st Constitution Bancorp	65,078	1,406
	Chemung Financial Corp.	29,178	1,356
	SB Financial Group Inc.	71,886	1,323
*	Hallmark Financial Services Inc.	147,517	1,316

Union Bankshares Inc.	25,861	1,314
Hawthorn Bancshares Inc.	63,034	1,289
Colony Bankcorp Inc.	79,031	1,280
* Security National Financial Corp. Class A	243,954	1,256
* Malvern Bancorp Inc.	48,312	1,256
Parke Bancorp Inc.	59,567	1,239
* Elevate Credit Inc.	172,786	1,223
Citizens Community Bancorp Inc.	86,970	1,215
American River Bankshares	77,554	1,203
Luther Burbank Corp.	98,643	1,185
Silvercrest Asset Management Group Inc. Class A	76,417	1,162
Prudential Bancorp Inc.	63,233	1,147
* Ashford Inc.	11,791	1,129
Hennessy Advisors Inc.	57,467	1,109
Norwood Financial Corp.	36,212	1,090
Premier Financial Bancorp Inc.	54,199	1,009
Federal Agricultural Mortgage Corp. Class A	12,586	1,002
Guaranty Bancshares Inc.	29,570	985
* Nicholas Financial Inc.	107,396	974
AmeriServ Financial Inc.	243,264	973
Two River Bancorp	52,053	940
Donegal Group Inc. Class B	63,194	885
Guaranty Federal Bancshares Inc.	38,791	884
* Great Elm Capital Group Inc.	220,092	880
* HMN Financial Inc.	47,410	877
CB Financial Services Inc.	28,243	866
* Coastway Bancorp Inc.	31,231	851
Sound Financial Bancorp Inc.	22,640	830
DNB Financial Corp.	22,522	803
Plumas Bancorp	30,456	757
* Consumer Portfolio Services Inc.	196,371	740
Middlefield Banc Corp.	14,924	733
United Bancorp Inc.	57,845	729
Blue Capital Reinsurance Holdings Ltd.	58,813	718
* Esquire Financial Holdings Inc.	29,100	710
First Savings Financial Group Inc.	9,816	687
Old Point Financial Corp.	25,812	681
CBTX Inc.	22,830	672
Bancorp of New Jersey Inc.	39,508	658
United Community Bancorp	23,777	599
Crawford & Co. Class A	73,930	593
Five Oaks Investment Corp.	201,472	586
* Bay Bancorp Inc.	42,283	569
HopFed Bancorp Inc.	37,884	549
Citizens Holding Co.	24,834	544
Manhattan Bridge Capital Inc.	74,147	515
RBB Bancorp	19,454	513
Salisbury Bancorp Inc.	11,081	499
* Curo Group Holdings Corp.	28,414	489
A-Mark Precious Metals Inc.	37,995	465
* TheStreet Inc.	251,928	451
* Anchor Bancorp Inc.	17,112	419
^ US Global Investors Inc. Class A	159,768	404
Greene County Bancorp Inc.	10,978	403
* Central Federal Corp.	155,702	361
Manning & Napier Inc.	102,421	358
Severn Bancorp Inc.	48,604	352

*	PDL Community Bancorp	23,723	348
	Eagle Bancorp Montana Inc.	16,700	347
	First Capital Inc.	8,111	320
	Medley Management Inc. Class A	52,157	297
	Mid Penn Bancorp Inc.	9,159	293
	Sachem Capital Corp.	78,497	272
	United Bancshares Inc.	11,989	259
	Wellesley Bank	8,228	253
^,*	Siebert Financial Corp.	27,539	232
*	Atlanticus Holdings Corp.	86,999	186
*	Bridgewater Bancshares Inc.	14,234	186
*	Tremont Mortgage Trust	13,800	181
	Stewardship Financial Corp.	14,809	166
	IF Bancorp Inc.	7,923	158
*	Bank of Princeton	4,310	149
*	Conifer Holdings Inc.	24,973	146
	Southwest Georgia Financial Corp.	6,935	146
	Auburn National Bancorporation Inc.	3,559	136
	Mackinac Financial Corp.	8,314	134
	MSB Financial Corp.	7,420	133
	Fauquier Bankshares Inc.	6,271	131
*	Magyar Bancorp Inc.	10,465	129
	Bank of South Carolina Corp.	5,843	118
*	Porter Bancorp Inc.	8,406	115
	Glen Burnie Bancorp	9,237	110
*	Hamilton Bancorp Inc.	7,058	100
	Bank of the James Financial Group Inc.	6,346	96
*	FFBW Inc.	8,563	94
*	Randolph Bancorp Inc.	5,560	90
	Landmark Bancorp Inc.	2,896	84
	PB Bancorp Inc.	7,820	82
	Jacksonville Bancorp Inc.	2,453	82
	Community West Bancshares	7,229	81
	Kentucky First Federal Bancorp	9,199	80
	Oconee Federal Financial Corp.	2,585	74
*	1347 Property Insurance Holdings Inc.	10,209	73
*	First Acceptance Corp.	81,474	69
	Asta Funding Inc.	18,311	68
*	ZAIS Group Holdings Inc.	16,499	67
*	National Holdings Corp.	13,459	61
	Elmira Savings Bank	3,019	61
	Summit State Bank	4,324	58
*	Broadway Financial Corp.	22,638	47
	First US Bancshares Inc.	3,795	43
*	Village Bank and Trust Financial Corp.	1,338	43
	Pathfinder Bancorp Inc.	2,700	41
*	Community First Bancshares Inc.	3,500	39
*	ICC Holdings Inc.	2,593	39
	Citizens First Corp.	1,420	35
*	Bancorp 34 Inc.	2,093	31
*	Equitable Financial Corp.	2,807	29
	Patriot National Bancorp Inc.	1,479	28
	Poage Bankshares Inc.	1,301	25
	Value Line Inc.	586	11
^,*	LM Funding America Inc.	11,923	10
*	Carolina Trust Bancshares Inc.	1,085	10
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	10

Atlantic American Corp.	2,591	8
GWG Holdings Inc.	900	7
Lake Shore Bancorp Inc.	300	5
* FSB Bancorp Inc.	229	4
Ottawa Bancorp Inc.	200	3
* FlexShopper Inc.	519	2
HV Bancorp Inc.	100	1
* Carver Bancorp Inc.	445	1
Cohen & Co. Inc.	64	1
* WCF Bancorp Inc.	21	—
Home Federal Bancorp Inc.	6	—
		10,705,538
Health Care (11.2%)
* BioMarin Pharmaceutical Inc.	2,277,763	184,658
* ABIOMED Inc.	545,547	158,749
Teleflex Inc.	584,359	149,000
* Alnylam Pharmaceuticals Inc.	1,058,372	126,052
* Jazz Pharmaceuticals plc	777,717	117,427
* Alkermes plc	2,023,341	117,273
* WellCare Health Plans Inc.	577,693	111,859
* Bluebird Bio Inc.	647,877	110,625
* Veeva Systems Inc. Class A	1,508,396	110,143
STERIS plc	1,101,664	102,851
* Sage Therapeutics Inc.	593,444	95,586
* Neurocrine Biosciences Inc.	1,147,898	95,195
West Pharmaceutical Services Inc.	959,872	84,747
* DexCom Inc.	1,127,279	83,599
* Exelixis Inc.	3,645,183	80,741
* athenahealth Inc.	520,258	74,412
Hill-Rom Holdings Inc.	852,382	74,157
Bio-Techne Corp.	486,488	73,479
Encompass Health Corp.	1,273,636	72,814
* Seattle Genetics Inc.	1,369,989	71,705
* Ionis Pharmaceuticals Inc.	1,618,653	71,350
* Catalent Inc.	1,729,843	71,027
* MEDNAX Inc.	1,216,905	67,696
* Insulet Corp.	757,656	65,674
* Bio-Rad Laboratories Inc. Class A	262,243	65,582
* Charles River Laboratories International Inc.	612,673	65,397
* United Therapeutics Corp.	561,011	63,035
* Exact Sciences Corp.	1,552,948	62,630
* Sarepta Therapeutics Inc.	788,195	58,397
Chemed Corp.	207,889	56,725
* Masimo Corp.	617,005	54,266
* PRA Health Sciences Inc.	650,047	53,928
Cantel Medical Corp.	461,130	51,374
* Avexis Inc.	411,087	50,802
* Agios Pharmaceuticals Inc.	620,057	50,708
* Haemonetics Corp.	690,650	50,528
* LivaNova plc	564,393	49,949
* ICU Medical Inc.	196,028	49,477
* Molina Healthcare Inc.	594,859	48,291
* Medidata Solutions Inc.	765,440	48,077
* Globus Medical Inc.	940,758	46,869
* Blueprint Medicines Corp.	503,917	46,209
* FibroGen Inc.	989,492	45,715
* Integra LifeSciences Holdings Corp.	825,490	45,683

*	Ligand Pharmaceuticals Inc.	274,030	45,259
*	Neogen Corp.	669,236	44,832
*	Penumbra Inc.	387,540	44,819
*	Array BioPharma Inc.	2,693,346	43,955
*	Acadia Healthcare Co. Inc.	1,062,824	41,641
*	HealthEquity Inc.	669,223	40,515
	Bruker Corp.	1,313,220	39,292
*	Amicus Therapeutics Inc.	2,393,449	35,997
*	AMN Healthcare Services Inc.	618,810	35,117
*	NuVasive Inc.	662,898	34,610
*	Halozyme Therapeutics Inc.	1,725,008	33,793
*	Magellan Health Inc.	313,621	33,589
*	Clovis Oncology Inc.	635,913	33,576
*	Loxo Oncology Inc.	282,719	32,617
*	Nevro Corp.	361,588	31,339
*	Supernus Pharmaceuticals Inc.	669,045	30,642
*	Ultragenyx Pharmaceutical Inc.	597,177	30,450
*	Horizon Pharma plc	2,127,184	30,206
*	Merit Medical Systems Inc.	652,856	29,607
*	Global Blood Therapeutics Inc.	612,322	29,575
*	Allscripts Healthcare Solutions Inc.	2,342,794	28,934
*	ACADIA Pharmaceuticals Inc.	1,272,519	28,594
^,*	TESARO Inc.	493,895	28,221
*	Halyard Health Inc.	609,209	28,072
*	Portola Pharmaceuticals Inc.	846,692	27,653
*	Inogen Inc.	224,472	27,574
*	Medicines Co.	836,974	27,570
*	Wright Medical Group NV	1,371,652	27,214
*	Ironwood Pharmaceuticals Inc. Class A	1,757,587	27,120
^,*	Spark Therapeutics Inc.	407,156	27,113
*	Puma Biotechnology Inc.	394,330	26,834
^,*	Teladoc Inc.	665,202	26,808
*	Myriad Genetics Inc.	903,612	26,702
*	Aerie Pharmaceuticals Inc.	487,668	26,456
*	Syneos Health Inc.	730,915	25,947
*	Tenet Healthcare Corp.	1,049,604	25,453
*	Arena Pharmaceuticals Inc.	620,320	24,503
*	Emergent BioSolutions Inc.	455,878	24,002
*	Select Medical Holdings Corp.	1,390,126	23,980
*	LifePoint Health Inc.	506,868	23,823
	Patterson Cos. Inc.	1,050,100	23,344
*	Prestige Brands Holdings Inc.	689,107	23,237
*	Akorn Inc.	1,221,626	22,857
*	Insmed Inc.	994,470	22,395
*	Amedisys Inc.	370,808	22,375
*	Cambrex Corp.	426,524	22,307
*	Premier Inc. Class A	711,620	22,281
*	Omnicell Inc.	499,231	21,667
*	NxStage Medical Inc.	863,297	21,462
*	Atara Biotherapeutics Inc.	542,700	21,165
	CONMED Corp.	330,062	20,903
	Abaxis Inc.	295,061	20,837
*	Sangamo Therapeutics Inc.	1,096,488	20,833
*	Integer Holdings Corp.	368,342	20,830
^,*	Immunomedics Inc.	1,398,063	20,426
*	Corcept Therapeutics Inc.	1,234,118	20,301
*	Heron Therapeutics Inc.	729,524	20,135

*	AnaptysBio Inc.	189,133	19,685
*	Quidel Corp.	379,767	19,676
*	Acceleron Pharma Inc.	498,767	19,502
*	Esperion Therapeutics Inc.	264,028	19,097
^,*	Radius Health Inc.	527,085	18,943
*	Spectrum Pharmaceuticals Inc.	1,174,532	18,898
*	Impax Laboratories Inc.	959,417	18,661
^,*	Prothena Corp. plc	500,101	18,359
*	HMS Holdings Corp.	1,080,019	18,188
*	Momenta Pharmaceuticals Inc.	999,527	18,141
*	Xencor Inc.	602,021	18,049
*	Zogenix Inc.	444,591	17,806
*	Repligen Corp.	488,122	17,660
*	Tivity Health Inc.	443,887	17,600
*	Varex Imaging Corp.	490,580	17,553
*	Mallinckrodt plc	1,202,831	17,417
*	Cotiviti Holdings Inc.	493,067	16,981
	Ensign Group Inc.	629,373	16,553
*	Pacira Pharmaceuticals Inc.	526,838	16,411
*	Iovance Biotherapeutics Inc.	963,810	16,288
*	Brookdale Senior Living Inc.	2,423,186	16,260
*	Editas Medicine Inc.	482,073	15,981
*	Innoviva Inc.	946,530	15,779
	Analogic Corp.	162,738	15,607
*	Endo International plc	2,613,099	15,522
*	Aimmune Therapeutics Inc.	486,415	15,483
*	iRhythm Technologies Inc.	245,033	15,425
*	Enanta Pharmaceuticals Inc.	186,605	15,098
^,*	OPKO Health Inc.	4,722,627	14,971
*	Foundation Medicine Inc.	188,271	14,826
*	Acorda Therapeutics Inc.	609,332	14,411
*	Natus Medical Inc.	426,850	14,364
^,*	Intercept Pharmaceuticals Inc.	231,264	14,227
*	ImmunoGen Inc.	1,338,803	14,084
*	Intersect ENT Inc.	356,195	13,998
*	Orthofix International NV	237,032	13,933
*	Dynavax Technologies Corp.	700,510	13,905
	US Physical Therapy Inc.	170,374	13,851
*	AxoGen Inc.	376,608	13,746
*	OraSure Technologies Inc.	792,545	13,386
*	PTC Therapeutics Inc.	492,301	13,322
^,*	Intrexon Corp.	861,915	13,213
*	Intra-Cellular Therapies Inc.	615,202	12,950
^,*	Theravance Biopharma Inc.	533,967	12,949
*	MyoKardia Inc.	264,483	12,907
*	LHC Group Inc.	209,172	12,877
	Atrion Corp.	19,986	12,617
*	Diplomat Pharmacy Inc.	621,720	12,528
^,*	Glaukos Corp.	404,159	12,460
	Owens & Minor Inc.	800,410	12,446
*	BioTelemetry Inc.	400,002	12,420
*	MacroGenics Inc.	484,934	12,201
*	Epizyme Inc.	665,593	11,814
*	Mirati Therapeutics Inc.	381,672	11,717
*	Retrophin Inc.	511,843	11,445
^,*	TherapeuticsMD Inc.	2,332,480	11,359
^,*	Evolent Health Inc. Class A	795,111	11,330

	Luminex Corp.	536,236	11,298
*	Vanda Pharmaceuticals Inc.	660,575	11,131
*	Revance Therapeutics Inc.	357,436	11,009
^,*	TG Therapeutics Inc.	774,499	10,998
*	Assembly Biosciences Inc.	222,210	10,919
*	Kindred Healthcare Inc.	1,180,780	10,804
*	Audentes Therapeutics Inc.	357,830	10,753
*	CytomX Therapeutics Inc.	369,687	10,518
^,*	Flexion Therapeutics Inc.	457,514	10,253
*	REGENXBIO Inc.	339,719	10,141
	Phibro Animal Health Corp. Class A	254,963	10,122
*	Providence Service Corp.	145,837	10,083
*	Cymabay Therapeutics Inc.	759,406	9,865
*	Alder Biopharmaceuticals Inc.	774,002	9,830
*	K2M Group Holdings Inc.	518,041	9,817
*	Anika Therapeutics Inc.	191,648	9,529
*	Cardiovascular Systems Inc.	432,775	9,491
*	Novavax Inc.	4,517,582	9,487
*	AMAG Pharmaceuticals Inc.	468,738	9,445
^,*	MiMedx Group Inc.	1,326,912	9,249
*	Almost Family Inc.	163,436	9,152
*	Cerus Corp.	1,654,301	9,066
*	Cutera Inc.	180,282	9,059
*	Vocera Communications Inc.	381,506	8,935
^,*	Geron Corp.	2,074,494	8,817
^,*	Inovalon Holdings Inc. Class A	826,271	8,758
*	CryoLife Inc.	432,574	8,673
*	Amphastar Pharmaceuticals Inc.	461,310	8,650
*	AtriCure Inc.	419,067	8,599
*	Madrigal Pharmaceuticals Inc.	72,769	8,499
*	Quality Systems Inc.	618,540	8,443
	National HealthCare Corp.	139,833	8,338
	HealthStream Inc.	334,947	8,317
*	AngioDynamics Inc.	480,943	8,296
*	Genomic Health Inc.	258,710	8,095
^,*	Arrowhead Pharmaceuticals Inc.	1,122,011	8,090
^,*	Accelerate Diagnostics Inc.	350,093	8,000
*	G1 Therapeutics Inc.	215,409	7,981
	Meridian Bioscience Inc.	553,217	7,856
*	Triple-S Management Corp. Class B	299,019	7,816
^,*	La Jolla Pharmaceutical Co.	258,894	7,710
^,*	WaVe Life Sciences Ltd.	189,549	7,601
*	Five Prime Therapeutics Inc.	439,721	7,554
	Invacare Corp.	427,447	7,438
*	R1 RCM Inc.	1,031,875	7,368
*	Surmodics Inc.	189,430	7,208
	LeMaitre Vascular Inc.	198,520	7,192
^,*	Athenex Inc.	413,929	7,041
^,*	Collegium Pharmaceutical Inc.	275,178	7,031
*	Heska Corp.	86,407	6,832
*	Progenics Pharmaceuticals Inc.	915,199	6,827
*	Endocyte Inc.	751,078	6,827
^,*	GlycoMimetics Inc.	418,784	6,797
*	ANI Pharmaceuticals Inc.	116,652	6,791
^,*	ZIOPHARM Oncology Inc.	1,710,296	6,704
*	Coherus Biosciences Inc.	604,019	6,674
*	Rigel Pharmaceuticals Inc.	1,884,499	6,671

*	Achillion Pharmaceuticals Inc.	1,792,452	6,650
^,*	Omeros Corp.	593,955	6,634
*	Tabula Rasa HealthCare Inc.	168,665	6,544
*	Kura Oncology Inc.	346,409	6,495
*	BioCryst Pharmaceuticals Inc.	1,339,306	6,388
*	CorVel Corp.	126,061	6,372
^,*	Lannett Co. Inc.	396,065	6,357
*	RadNet Inc.	441,199	6,353
*	Karyopharm Therapeutics Inc.	464,073	6,228
*	NeoGenomics Inc.	755,588	6,166
*	Lantheus Holdings Inc.	384,025	6,106
^,*	Adamas Pharmaceuticals Inc.	255,371	6,103
^,*	Lexicon Pharmaceuticals Inc.	708,607	6,073
^,*	Tactile Systems Technology Inc.	190,542	6,059
*	Akebia Therapeutics Inc.	622,548	5,933
*	PDL BioPharma Inc.	2,014,154	5,922
^,*	Community Health Systems Inc.	1,489,309	5,898
^,*	Synergy Pharmaceuticals Inc.	3,171,923	5,805
^,*	Eagle Pharmaceuticals Inc.	108,993	5,743
*	Accuray Inc.	1,143,556	5,718
^,*	Keryx Biopharmaceuticals Inc.	1,396,319	5,711
^,*	Intellia Therapeutics Inc.	268,998	5,673
^,*	Abeona Therapeutics Inc.	392,486	5,632
*	Aclaris Therapeutics Inc.	315,647	5,530
*	Fate Therapeutics Inc.	562,529	5,490
*	Depomed Inc.	825,037	5,437
*	Codexis Inc.	486,921	5,356
^,*	Achaogen Inc.	412,262	5,339
*	Cross Country Healthcare Inc.	480,220	5,335
^,*	Akcea Therapeutics Inc.	207,632	5,317
*	Stemline Therapeutics Inc.	338,638	5,181
*	Agenus Inc.	1,084,657	5,109
*	STAAR Surgical Co.	343,493	5,084
*	Inovio Pharmaceuticals Inc.	1,068,106	5,031
*	Medpace Holdings Inc.	143,124	4,996
^,*	MediciNova Inc.	481,623	4,922
*	Voyager Therapeutics Inc.	259,891	4,883
*	Addus HomeCare Corp.	97,333	4,735
*	Paratek Pharmaceuticals Inc.	363,704	4,728
^,*	Sorrento Therapeutics Inc.	910,453	4,689
*	Cytokinetics Inc.	647,016	4,659
*	Endologix Inc.	1,089,106	4,607
^,*	Cara Therapeutics Inc.	364,044	4,507
*	Vericel Corp.	448,441	4,462
*	Kadmon Holdings Inc.	1,023,145	4,348
	Computer Programs & Systems Inc.	148,217	4,328
*	Aduro Biotech Inc.	462,214	4,299
*	Aquinox Pharmaceuticals Inc.	303,617	4,275
*	Concert Pharmaceuticals Inc.	186,291	4,266
*	BioScrip Inc.	1,708,553	4,203
*	Surgery Partners Inc.	241,028	4,134
*	Durect Corp.	1,914,383	4,097
*	Idera Pharmaceuticals Inc.	2,225,439	4,095
*	Antares Pharma Inc.	1,854,977	4,081
*	GenMark Diagnostics Inc.	744,858	4,052
*	Clearside Biomedical Inc.	376,510	4,040
*	Capital Senior Living Corp.	373,837	4,019

^,*	Corium International Inc.	345,694	3,965
^,*	BioTime Inc.	1,456,167	3,917
*	Celldex Therapeutics Inc.	1,669,890	3,891
^,*	Corbus Pharmaceuticals Holdings Inc.	636,159	3,881
*	Natera Inc.	413,473	3,833
*	AVEO Pharmaceuticals Inc.	1,308,492	3,795
*	ChemoCentryx Inc.	273,425	3,719
^,*	Catalyst Biosciences Inc.	142,259	3,670
	Utah Medical Products Inc.	36,945	3,652
^,*	Denali Therapeutics Inc.	184,560	3,634
*	Syndax Pharmaceuticals Inc.	254,078	3,616
*	Dermira Inc.	449,840	3,594
	National Research Corp. Class A	121,701	3,560
*	RTI Surgical Inc.	770,130	3,543
*	Biohaven Pharmaceutical Holding Co. Ltd.	134,296	3,459
^,*	CryoPort Inc.	397,505	3,419
*	Syros Pharmaceuticals Inc.	261,521	3,395
^,*	Rockwell Medical Inc.	650,112	3,387
*	Adverum Biotechnologies Inc.	564,219	3,272
^,*	Apellis Pharmaceuticals Inc.	144,209	3,188
*	Savara Inc.	341,497	3,142
^,*	Ampio Pharmaceuticals Inc.	920,490	3,130
^,*	Reata Pharmaceuticals Inc. Class A	152,011	3,118
*	Civitas Solutions Inc.	202,240	3,114
*	Chimerix Inc.	597,852	3,109
*	Enzo Biochem Inc.	565,013	3,096
*	American Renal Associates Holdings Inc.	163,247	3,077
	Aceto Corp.	397,373	3,020
^,*	Vital Therapies Inc.	439,529	2,989
*	Dicerna Pharmaceuticals Inc.	309,608	2,960
*	Albireo Pharma Inc.	89,945	2,930
^,*	Pacific Biosciences of California Inc.	1,422,634	2,916
*	Castlight Health Inc. Class B	798,273	2,914
*	Catalyst Pharmaceuticals Inc.	1,215,964	2,906
^,*	Athersys Inc.	1,586,644	2,904
*	BioSpecifics Technologies Corp.	64,996	2,882
*	Rocket Pharmaceuticals Inc.	153,059	2,870
*	Kindred Biosciences Inc.	322,909	2,793
*	Fluidigm Corp.	476,563	2,783
^,*	ViewRay Inc.	426,760	2,744
^,*	Tandem Diabetes Care Inc.	552,558	2,741
*	CTI BioPharma Corp.	702,209	2,739
^,*	MannKind Corp.	1,197,016	2,729
*	FONAR Corp.	90,717	2,703
^,*	Dova Pharmaceuticals Inc.	98,899	2,682
*	Harvard Bioscience Inc.	536,296	2,681
^,*	Invitae Corp.	571,040	2,678
*	Quorum Health Corp.	323,816	2,649
^,*	NewLink Genetics Corp.	363,195	2,633
^,*	Bellicum Pharmaceuticals Inc.	396,686	2,602
^,*	Ocular Therapeutix Inc.	393,205	2,560
^,*	TransEnterix Inc.	1,493,380	2,539
*	Palatin Technologies Inc.	2,204,905	2,403
^,*	Cellular Biomedicine Group Inc.	136,859	2,402
*	Minerva Neurosciences Inc.	376,828	2,355
*	Aratana Therapeutics Inc.	528,186	2,329
^,*	Neos Therapeutics Inc.	276,827	2,298

*	CareDx Inc.	287,093	2,288
*	Zafgen Inc.	302,955	2,257
^,*	Viking Therapeutics Inc.	515,600	2,253
*	Calithera Biosciences Inc.	348,966	2,198
*	Conatus Pharmaceuticals Inc.	367,168	2,155
^,*	PetIQ Inc.	80,780	2,149
*	Recro Pharma Inc.	194,068	2,137
*	Tetraphase Pharmaceuticals Inc.	683,900	2,100
^,*	Teligent Inc.	618,513	2,078
^,*	CytoSorbents Corp.	293,246	2,067
	Simulations Plus Inc.	137,593	2,029
*	Mustang Bio Inc.	181,822	1,989
*	Seres Therapeutics Inc.	267,157	1,961
*	Miragen Therapeutics Inc.	277,652	1,946
^,*	T2 Biosystems Inc.	299,724	1,945
*	ARMO BioSciences Inc.	51,941	1,943
*	Ardelyx Inc.	383,528	1,937
*	Rhythm Pharmaceuticals Inc.	96,552	1,921
*	Menlo Therapeutics Inc.	50,977	1,916
^,*	Insys Therapeutics Inc.	315,596	1,906
*	Deciphera Pharmaceuticals Inc.	93,806	1,880
*	Jounce Therapeutics Inc.	84,024	1,878
^,*	Galectin Therapeutics Inc.	395,955	1,877
*	Melinta Therapeutics Inc.	251,280	1,859
*	NanoString Technologies Inc.	246,151	1,849
^,*	Sientra Inc.	190,898	1,844
*	Avid Bioservices Inc.	628,919	1,836
*	Nuvectra Corp.	139,288	1,814
*	InflaRx NV	62,603	1,805
*	Verastem Inc.	598,862	1,785
^,*	NantHealth Inc.	584,599	1,783
*	BioDelivery Sciences International Inc.	788,331	1,774
*	Spring Bank Pharmaceuticals Inc.	114,653	1,763
^,*	Optinose Inc.	85,820	1,718
^,*	Zynerba Pharmaceuticals Inc.	196,516	1,708
^,*	Fortress Biotech Inc.	371,941	1,692
^,*	Odonate Therapeutics Inc.	78,892	1,671
*	XOMA Corp.	82,588	1,671
*	AAC Holdings Inc.	144,479	1,659
^,*	Calyxt Inc.	126,318	1,657
^,*	Synlogic Inc.	176,364	1,654
*	Aldeyra Therapeutics Inc.	220,568	1,654
	Psychemedics Corp.	78,603	1,626
*	Corvus Pharmaceuticals Inc.	140,946	1,625
*	Arsanis Inc.	70,033	1,603
*	ArQule Inc.	539,913	1,555
*	Pfenex Inc.	256,314	1,538
^,*	Anavex Life Sciences Corp.	548,320	1,513
^,*	XBiotech Inc.	281,582	1,506
^,*	NantKwest Inc.	383,561	1,492
*	SeaSpine Holdings Corp.	145,386	1,474
*	Veracyte Inc.	260,199	1,447
^,*	Corindus Vascular Robotics Inc.	1,048,935	1,437
*	Tocagen Inc.	120,296	1,426
^,*	Organovo Holdings Inc.	1,379,869	1,421
*	Otonomy Inc.	335,261	1,408
*	Merrimack Pharmaceuticals Inc.	174,029	1,401

^,*	Adamis Pharmaceuticals Corp.	397,038	1,390
^,*	Proteostasis Therapeutics Inc.	290,055	1,378
^,*	Senseonics Holdings Inc.	458,481	1,375
^,*	CASI Pharmaceuticals Inc.	328,177	1,368
*	Immune Design Corp.	414,690	1,368
*	Juniper Pharmaceuticals Inc.	134,055	1,361
*	Protagonist Therapeutics Inc.	158,252	1,359
*	Infinity Pharmaceuticals Inc.	646,640	1,358
^,*	PolarityTE Inc.	73,878	1,339
^,*	ChromaDex Corp.	318,325	1,337
*	Trevena Inc.	808,429	1,326
*	Kala Pharmaceuticals Inc.	83,522	1,322
*	Marinus Pharmaceuticals Inc.	340,950	1,302
^,*	GTx Inc.	73,091	1,297
*	Chembio Diagnostics Inc.	157,238	1,258
^,*	Viveve Medical Inc.	342,215	1,253
^,*	Selecta Biosciences Inc.	120,581	1,229
^,*	HTG Molecular Diagnostics Inc.	331,913	1,202
*	Advaxis Inc.	670,393	1,133
*	Curis Inc.	1,714,062	1,120
*	MEI Pharma Inc.	534,061	1,106
*	ADMA Biologics Inc.	232,975	1,072
*	OncoSec Medical Inc.	565,325	1,063
^,*	AcelRx Pharmaceuticals Inc.	491,609	1,032
*	Mersana Therapeutics Inc.	63,196	997
^,*	Riot Blockchain Inc.	148,249	981
*	Sunesis Pharmaceuticals Inc.	356,535	970
^,*	Ekso Bionics Holdings Inc.	611,121	966
^,*	Invuity Inc.	250,228	963
^,*	Pulse Biosciences Inc.	70,686	956
^,*	Quanterix Corp.	54,214	924
*	OncoMed Pharmaceuticals Inc.	287,555	914
*	Bovie Medical Corp.	305,708	908
*	Ra Pharmaceuticals Inc.	167,645	890
^,*	KemPharm Inc.	110,773	875
*	Cue Biopharma Inc.	61,799	868
^,*	iRadimed Corp.	61,365	865
*	ContraFect Corp.	542,896	863
*	ConforMIS Inc.	590,354	856
*	Aeglea BioTherapeutics Inc.	85,692	850
*	scPharmaceuticals Inc.	68,458	849
^,*	Sienna Biopharmaceuticals Inc.	43,817	823
*	Applied Genetic Technologies Corp.	207,936	801
*	Gemphire Therapeutics Inc.	122,356	797
*	Eiger BioPharmaceuticals Inc.	78,360	772
^,*	Genocea Biosciences Inc.	729,770	766
*	Aptevo Therapeutics Inc.	231,245	756
^,*	ITUS Corp.	195,984	753
^,*	BrainStorm Cell Therapeutics Inc.	238,368	751
^,*	Novan Inc.	255,311	748
*	IRIDEX Corp.	129,987	744
*	Cogentix Medical Inc.	190,975	735
^,*	SCYNEXIS Inc.	529,497	710
^,*	Matinas BioPharma Holdings Inc.	914,352	699
*	Ophthotech Corp.	253,089	693
^,*	VolitionRX Ltd.	288,352	692
*	Solid Biosciences Inc.	90,822	681

^,*	Akers Biosciences Inc.	811,432	672
^,*	Cerecor Inc.	154,592	663
*	Sharps Compliance Corp.	144,455	656
*	resTORbio Inc.	68,076	652
*	Histogenics Corp.	232,341	639
^,*	Second Sight Medical Products Inc.	327,947	630
*	Agile Therapeutics Inc.	241,958	622
^,*	Navidea Biopharmaceuticals Inc.	1,694,430	610
*	Molecular Templates Inc.	75,441	604
^,*	Obalon Therapeutics Inc.	173,018	593
*	Unum Therapeutics Inc.	52,782	586
*	OrthoPediatrics Corp.	37,882	571
	Digirad Corp.	363,958	564
*	Cumberland Pharmaceuticals Inc.	83,401	557
*	Evolus Inc.	61,556	556
*	Bellerophon Therapeutics Inc.	266,693	555
*	Flex Pharma Inc.	109,807	549
*	Neurotrope Inc.	67,260	546
^,*	Rexahn Pharmaceuticals Inc.	359,304	543
*	Alimera Sciences Inc.	517,627	533
*	InfuSystem Holdings Inc.	183,833	533
*	Versartis Inc.	322,684	532
*	Cidara Therapeutics Inc.	132,486	530
*	Krystal Biotech Inc.	51,372	518
^,*	pSivida Corp.	400,986	489
*	Icad Inc.	157,862	486
^,*	Asterias Biotherapeutics Inc. Class A	324,470	470
*	aTyr Pharma Inc.	177,445	470
*	Allena Pharmaceuticals Inc.	40,652	448
*	Ovid therapeutics Inc.	62,172	440
*	Axsome Therapeutics Inc.	179,114	439
*	Bioxcel Therapeutics Inc.	42,321	433
^,*	Synthetic Biologics Inc.	1,356,147	432
^	Pain Therapeutics Inc.	58,256	413
*	Genesis Healthcare Inc.	271,822	410
^,*	Capricor Therapeutics Inc.	294,197	400
*	OvaScience Inc.	493,107	400
*	Aevi Genomic Medicine Inc.	193,825	390
*	Electromed Inc.	71,985	387
*	vTv Therapeutics Inc. Class A	94,591	385
*	Evoke Pharma Inc.	182,231	379
*	Celcuity Inc.	22,798	376
^,*	BioPharmX Corp.	1,593,880	368
^,*	CytRx Corp.	228,930	364
^,*	Opiant Pharmaceuticals Inc.	18,853	362
^,*	Imprimis Pharmaceuticals Inc.	191,701	337
*	Edge Therapeutics Inc.	280,776	331
*	Misonix Inc.	33,310	330
*	BioLife Solutions Inc.	63,177	323
^,*	Celsion Corp.	143,289	321
^,*	Lipocine Inc.	207,253	317
*	Catabasis Pharmaceuticals Inc.	174,814	316
*	NanoViricides Inc.	380,907	313
*	Five Star Senior Living Inc.	235,990	307
^,*	Medical Transcription Billing Corp.	89,380	298
*	VIVUS Inc.	826,444	294
^,*	Myomo Inc.	94,155	280

^,*	Neuralstem Inc.	165,532	273
*	Regulus Therapeutics Inc.	380,580	273
*	KalVista Pharmaceuticals Inc.	28,676	272
^,*	Actinium Pharmaceuticals Inc.	729,062	266
*	Tracon Pharmaceuticals Inc.	113,188	260
^,*	Alphatec Holdings Inc.	80,444	258
^,*	IsoRay Inc.	605,894	255
^,*	Sophiris Bio Inc.	117,715	237
^,*	Aethlon Medical Inc.	197,510	235
*	Acer Therapeutics Inc.	12,211	231
^,*	CEL-SCI Corp.	161,528	228
^,*	ReShape Lifesciences Inc.	156,464	227
^,*	Moleculin Biotech Inc.	120,939	218
^,*	Champions Oncology Inc.	59,932	217
^,*	Pernix Therapeutics Holdings Inc.	90,003	215
^,*	Interpace Diagnostics Group Inc.	241,321	213
^,*	Cancer Genetics Inc.	124,428	205
*	Proteon Therapeutics Inc.	81,784	204
*	Sonoma Pharmaceuticals Inc.	55,476	204
*	Biolase Inc.	486,865	198
*	Tonix Pharmaceuticals Holding Corp.	67,219	198
^,*	Restoration Robotics Inc.	31,449	196
^,*	MabVax Therapeutics Holdings Inc.	126,592	191
*	Vermillion Inc.	139,380	190
^,*	iBio Inc.	867,322	187
*	Vical Inc.	127,851	185
^,*	Atossa Genetics Inc.	406,368	181
*	Bioanalytical Systems Inc.	111,396	178
^,*	ContraVir Pharmaceuticals Inc.	772,282	178
*	Spero Therapeutics Inc.	12,391	177
^,*	Egalet Corp.	266,521	168
^,*	Cellectar Biosciences Inc.	147,078	167
^,*	Onconova Therapeutics Inc.	199,098	166
^,*	Eleven Biotherapeutics Inc.	156,153	164
^,*	VistaGen Therapeutics Inc.	175,145	163
*	Arcus Biosciences Inc.	10,261	158
^,*	Diffusion Pharmaceuticals Inc.	289,544	158
*	Alpine Immune Sciences Inc.	18,998	152
^,*	Aradigm Corp.	120,486	147
^,*	Cyclacel Pharmaceuticals Inc.	106,172	143
*	Presbia plc	54,190	138
	Vaxart Inc.	26,664	135
^,*	Zosano Pharma Corp.	25,640	129
^,*	Xtant Medical Holdings Inc.	15,784	125
	Kewaunee Scientific Corp.	3,595	122
^,*	Biocept Inc.	414,129	122
^,*	AquaBounty Technologies Inc.	41,107	121
*	Leap Therapeutics Inc.	14,400	120
^,*	Cesca Therapeutics Inc.	58,940	119
*	Aileron Therapeutics Inc.	14,573	118
^,*	Ohr Pharmaceutical Inc.	531,931	117
^,*	Soligenix Inc.	57,957	113
*	Retractable Technologies Inc.	109,240	113
^,*	Jaguar Health Inc.	566,096	110
^,*	Precision Therapeutics Inc.	99,825	110
*	CAS Medical Systems Inc.	86,629	109
^,*	Catasys Inc.	22,413	108

^,*	AmpliPhi Biosciences Corp.	98,353	107
*	Joint Corp.	15,621	107
^	Altimmune Inc.	90,953	106
^,*	PAVmed Inc.	61,865	101
*	Bio-Path Holdings Inc.	49,543	99
*	Chiasma Inc.	58,188	87
	Daxor Corp.	8,705	83
^,*	InVivo Therapeutics Holdings Corp.	153,644	82
*	Alliqua BioMedical Inc.	41,300	80
*	SunLink Health Systems Inc.	57,952	79
*	Caladrius Biosciences Inc.	12,546	73
^,*	Trovagene Inc.	208,800	73
^,*	Fulgent Genetics Inc.	18,060	72
^,*	Apricus Biosciences Inc.	172,054	70
^,*	CorMedix Inc.	385,305	70
*	Wright Medical Group Inc. CVR	52,493	70
^,*	OpGen Inc.	41,396	70
^,*	Heat Biologics Inc.	42,526	69
^,*	Fibrocell Science Inc.	116,014	68
^,*	Tenax Therapeutics Inc.	12,200	67
^,*	Pulmatrix Inc.	130,507	66
^,*	Hemispherx Biopharma Inc.	163,300	65
^,*	Oncocyte Corp.	29,972	63
^,*	RXi Pharmaceuticals Corp.	18,297	59
	National Research Corp. Class B	1,200	58
^,*	NovaBay Pharmaceuticals Inc.	15,439	53
*	Apollo Endosurgery Inc.	8,596	53
*	Avenue Therapeutics Inc.	11,161	50
*	Homology Medicines	2,671	50
^,*	Titan Pharmaceuticals Inc.	45,449	48
^,*	Immune Pharmaceuticals Inc.	136,241	48
*	Novus Therapeutics Inc.	9,852	47
	Diversicare Healthcare Services Inc.	6,253	47
^,*	Regional Health Properties Inc.	126,822	47
^,*	Anthera Pharmaceuticals Inc.	136,129	43
*	Cleveland BioLabs Inc.	13,546	41
^,*	Amedica Corp.	26,191	40
^,*	Senestech Inc.	67,808	35
*	Ligand Pharmaceuticals Inc. Rights Glucagon CVR	395,811	34
*	Streamline Health Solutions Inc.	18,072	33
*	Allied Healthcare Products Inc.	11,560	33
*	ImmuCell Corp.	4,700	33
*	Pro-Dex Inc.	4,785	33
^,*	EyeGate Pharmaceuticals Inc.	73,949	28
*	NanoVibronix Inc.	5,700	27
^,*	TapImmune Inc.	7,694	26
^,*	SELLAS Life Sciences Group Inc.	7,288	25
*	CynergisTek Inc.	4,925	25
^,*	Evofem Biosciences Inc.	3,757	24
^,*	Soleno Therapeutics Inc.	12,682	23
^,*	Ritter Pharmaceuticals Inc.	8,230	22
^,*	Achieve Life Sciences Inc.	17,554	22
^,*	ImmunoCellular Therapeutics Ltd.	79,224	20
^,*	Dare Bioscience Inc.	23,535	20
^,*	DarioHealth Corp.	12,299	19
^,*	Strata Skin Sciences Inc.	16,012	18
^,*	InspireMD Inc.	16,654	17

*	PLx Pharma Inc.	5,114	17
*	ARCA biopharma Inc.	34,180	17
^,*	Oragenics Inc.	9,421	16
*	American Shared Hospital Services	5,681	14
^,*	Cytori Therapeutics Inc.	50,383	14
*	Biomerica Inc.	3,160	13
*	Citius Pharmaceuticals Inc.	4,000	12
*	Xenetic Biosciences Inc.	5,425	12
*	Oncobiologics Inc.	12,746	11
*	Sensus Healthcare Inc.	1,738	10
*	MYnd Analytics Inc.	7,265	9
*	ProPhase Labs Inc.	2,349	7
*	Micron Solutions Inc.	1,204	5
*	Ligand Pharmaceuticals Inc. Rights Beta CVR	395,811	4
*	Ligand Pharmaceuticals Inc. Rights Roche CVR	395,811	4
*	Milestone Scientific Inc.	5,100	4
*	AzurRx BioPharma Inc.	990	3
*	Eyenovia Inc.	316	3
*	Ligand Pharmaceuticals Inc. Rights General CVR	395,811	2
*	Co-Diagnostics Inc.	559	1
*	Valeritas Holdings Inc.	400	1
			7,093,041
Industrials (13.8%)
*	CoStar Group Inc.	468,264	169,830
	IDEX Corp.	993,012	141,514
*	Copart Inc.	2,612,981	133,079
*	XPO Logistics Inc.	1,290,593	131,395
	Old Dominion Freight Line Inc.	887,053	130,370
	Spirit AeroSystems Holdings Inc. Class A	1,487,423	124,497
	Owens Corning	1,442,545	115,981
*	Sensata Technologies Holding plc	2,224,117	115,276
*	TransUnion	1,940,269	110,169
	Graco Inc.	2,186,885	99,984
	Orbital ATK Inc.	748,161	99,214
	Lennox International Inc.	485,320	99,185
	ManpowerGroup Inc.	853,674	98,258
	KAR Auction Services Inc.	1,745,412	94,601
*	HD Supply Holdings Inc.	2,410,691	91,462
	Wabtec Corp.	1,109,767	90,335
	Nordson Corp.	662,055	90,265
*	Middleby Corp.	725,550	89,816
*	WABCO Holdings Inc.	654,728	87,648
	Toro Co.	1,391,865	86,922
	Hubbell Inc. Class B	709,061	86,349
*	Teledyne Technologies Inc.	460,059	86,109
*	JetBlue Airways Corp.	4,166,148	84,656
	Carlisle Cos. Inc.	802,014	83,738
	BWX Technologies Inc.	1,288,887	81,883
	Curtiss-Wright Corp.	572,530	77,332
	Knight-Swift Transportation Holdings Inc.	1,664,842	76,599
	Donaldson Co. Inc.	1,674,940	75,456
	Hexcel Corp.	1,164,864	75,239
	Oshkosh Corp.	969,156	74,887
	Watsco Inc.	411,113	74,399
*	AECOM	2,046,905	72,931
	Lincoln Electric Holdings Inc.	792,004	71,241
	Allison Transmission Holdings Inc.	1,736,895	67,843

Trinity Industries Inc.	1,958,379	63,902
Rollins Inc.	1,246,803	63,624
Crane Co.	652,944	60,554
Landstar System Inc.	545,396	59,803
EMCOR Group Inc.	758,796	59,133
* Genesee & Wyoming Inc. Class A	796,638	56,394
Dun & Bradstreet Corp.	476,216	55,717
ITT Inc.	1,128,405	55,269
AGCO Corp.	849,574	55,095
* Kirby Corp.	697,064	53,639
MSC Industrial Direct Co. Inc. Class A	581,104	53,293
Air Lease Corp. Class A	1,241,273	52,903
* On Assignment Inc.	635,262	52,015
Woodward Inc.	716,004	51,309
Ryder System Inc.	685,620	49,906
HEICO Corp. Class A	699,347	49,619
* KLX Inc.	663,867	47,174
Brink's Co.	656,684	46,854
* Beacon Roofing Supply Inc.	880,906	46,750
* USG Corp.	1,152,908	46,601
John Bean Technologies Corp.	410,178	46,514
Deluxe Corp.	620,410	45,917
* Dycom Industries Inc.	402,892	43,363
* Avis Budget Group Inc.	924,061	43,283
Valmont Industries Inc.	295,095	43,172
Kennametal Inc.	1,051,389	42,224
Regal Beloit Corp.	571,502	41,920
* Trex Co. Inc.	382,074	41,558
Healthcare Services Group Inc.	947,314	41,189
* Univar Inc.	1,481,060	41,099
* MasTec Inc.	866,574	40,772
* Colfax Corp.	1,268,092	40,452
Timken Co.	882,300	40,233
* SiteOne Landscape Supply Inc.	519,351	40,011
* Rexnord Corp.	1,347,582	39,996
* Armstrong World Industries Inc.	706,320	39,766
HEICO Corp.	454,903	39,490
* RBC Bearings Inc.	315,900	39,235
Barnes Group Inc.	637,299	38,168
Terex Corp.	1,019,538	38,141
Macquarie Infrastructure Corp.	1,029,618	38,024
* Proto Labs Inc.	323,321	38,006
Korn/Ferry International	735,146	37,926
EnerSys	544,505	37,772
Hillenbrand Inc.	818,836	37,585
* WESCO International Inc.	605,405	37,565
* Generac Holdings Inc.	807,406	37,068
Applied Industrial Technologies Inc.	503,892	36,734
SkyWest Inc.	672,217	36,569
MSA Safety Inc.	437,803	36,443
Tetra Tech Inc.	723,121	35,397
* Welbilt Inc.	1,813,199	35,267
* Moog Inc. Class A	421,004	34,695
* Spirit Airlines Inc.	897,097	33,892
GATX Corp.	493,189	33,779
Insperity Inc.	479,516	33,350
UniFirst Corp.	204,463	33,051

*	Clean Harbors Inc.	669,915	32,699
	Simpson Manufacturing Co. Inc.	541,065	31,160
*	Mercury Systems Inc.	626,581	30,276
	AMERCO	86,567	29,874
	KBR Inc.	1,823,925	29,529
*	Navistar International Corp.	842,515	29,463
*	Builders FirstSource Inc.	1,460,462	28,976
	Granite Construction Inc.	518,313	28,953
	ABM Industries Inc.	853,823	28,586
*	Gardner Denver Holdings Inc.	916,366	28,114
	Allegiant Travel Co. Class A	162,800	28,091
	Watts Water Technologies Inc. Class A	361,034	28,052
*	Aerojet Rocketdyne Holdings Inc.	975,326	27,280
*	SPX FLOW Inc.	552,334	27,169
^,*	Axon Enterprise Inc.	688,346	27,059
*	JELD-WEN Holding Inc.	876,477	26,838
	Exponent Inc.	338,981	26,661
	Hawaiian Holdings Inc.	683,224	26,441
	Pitney Bowes Inc.	2,406,139	26,203
	Universal Forest Products Inc.	796,483	25,846
*	Saia Inc.	334,021	25,102
	Mobile Mini Inc.	576,676	25,085
*	Esterline Technologies Corp.	340,041	24,874
	Herman Miller Inc.	776,422	24,807
	Covanta Holding Corp.	1,701,619	24,674
*	TriNet Group Inc.	531,903	24,638
	Albany International Corp.	381,325	23,909
*	Herc Holdings Inc.	367,725	23,884
*	Meritor Inc.	1,156,310	23,774
*	Chart Industries Inc.	401,958	23,728
*	FTI Consulting Inc.	487,122	23,582
	Brady Corp. Class A	628,632	23,354
*	WageWorks Inc.	515,303	23,292
*	Masonite International Corp.	369,574	22,673
	Kaman Corp.	364,562	22,647
	Mueller Water Products Inc. Class A	2,048,462	22,267
*	Harsco Corp.	1,045,037	21,580
*	Hertz Global Holdings Inc.	1,086,092	21,559
	EnPro Industries Inc.	277,530	21,475
	Werner Enterprises Inc.	584,765	21,344
	Matthews International Corp. Class A	413,465	20,921
	Forward Air Corp.	393,790	20,816
	Cubic Corp.	325,588	20,707
	Franklin Electric Co. Inc.	504,172	20,545
	AAON Inc.	525,713	20,503
	HNI Corp.	560,761	20,238
*	MRC Global Inc.	1,229,535	20,214
	ESCO Technologies Inc.	344,789	20,187
	Comfort Systems USA Inc.	484,493	19,985
	Sun Hydraulics Corp.	372,685	19,961
	Interface Inc. Class A	791,426	19,944
*	Atlas Air Worldwide Holdings Inc.	328,570	19,862
	Mueller Industries Inc.	749,568	19,609
*	Patrick Industries Inc.	314,264	19,437
	General Cable Corp.	652,443	19,312
	Chicago Bridge & Iron Co. NV	1,326,191	19,097
	Greenbrier Cos. Inc.	370,311	18,608

AAR Corp.	420,362	18,542
Triton International Ltd.	603,926	18,480
* Hub Group Inc. Class A	438,494	18,351
* Rush Enterprises Inc. Class A	429,516	18,250
Actuant Corp. Class A	781,553	18,171
* American Woodmark Corp.	184,317	18,146
* SPX Corp.	556,982	18,091
ACCO Brands Corp.	1,418,646	17,804
Federal Signal Corp.	805,205	17,731
Altra Industrial Motion Corp.	382,217	17,563
McGrath RentCorp	313,117	16,811
Raven Industries Inc.	465,052	16,300
Triumph Group Inc.	645,128	16,257
Apogee Enterprises Inc.	370,184	16,048
Standex International Corp.	167,856	16,005
Matson Inc.	551,222	15,787
US Ecology Inc.	295,839	15,768
Tennant Co.	232,904	15,768
H&E Equipment Services Inc.	408,016	15,705
* TriMas Corp.	595,817	15,640
* Evoqua Water Technologies Corp.	734,383	15,635
Wabash National Corp.	749,861	15,605
Encore Wire Corp.	271,553	15,397
* BMC Stock Holdings Inc.	787,429	15,394
Steelcase Inc. Class A	1,117,004	15,191
ICF International Inc.	254,291	14,863
AZZ Inc.	338,678	14,800
Aircastle Ltd.	720,082	14,301
* NOW Inc.	1,387,618	14,181
Viad Corp.	268,349	14,075
* Gibraltar Industries Inc.	413,439	13,995
* Air Transport Services Group Inc.	599,462	13,979
* Continental Building Products Inc.	487,968	13,932
* TrueBlue Inc.	535,514	13,870
Astec Industries Inc.	249,877	13,788
Alamo Group Inc.	125,169	13,756
Advanced Drainage Systems Inc.	526,903	13,647
* Advanced Disposal Services Inc.	610,260	13,597
Kadant Inc.	143,634	13,573
Knoll Inc.	663,905	13,404
* Milacron Holdings Corp.	654,618	13,184
* CBIZ Inc.	715,733	13,062
Primoris Services Corp.	521,759	13,034
Manitowoc Co. Inc.	455,765	12,971
Douglas Dynamics Inc.	294,620	12,772
Lindsay Corp.	139,248	12,733
* GMS Inc.	412,262	12,599
* Aerovironment Inc.	276,608	12,588
Marten Transport Ltd.	530,813	12,103
* PGT Innovations Inc.	647,110	12,069
Briggs & Stratton Corp.	561,374	12,019
Multi-Color Corp.	180,236	11,905
Heartland Express Inc.	652,755	11,743
* Navigant Consulting Inc.	606,039	11,660
Kelly Services Inc. Class A	397,898	11,555
* Casella Waste Systems Inc. Class A	492,624	11,518
ADT Inc.	1,434,117	11,373

*	Tutor Perini Corp.	514,804	11,351
*	Kratos Defense & Security Solutions Inc.	1,101,160	11,331
*	Lydall Inc.	226,856	10,946
*	Huron Consulting Group Inc.	287,107	10,939
	ArcBest Corp.	335,182	10,743
*	SP Plus Corp.	294,988	10,502
*	Aegion Corp. Class A	450,104	10,312
	Schneider National Inc. Class B	391,395	10,200
	Quad/Graphics Inc.	399,425	10,125
*	Thermon Group Holdings Inc.	448,008	10,040
*	Atkore International Group Inc.	501,672	9,958
	Columbus McKinnon Corp.	267,806	9,598
	Global Brass & Copper Holdings Inc.	286,049	9,568
*	Echo Global Logistics Inc.	342,784	9,461
*	NCI Building Systems Inc.	532,438	9,424
*	CSW Industrials Inc.	209,133	9,421
	CIRCOR International Inc.	214,334	9,144
*	Wesco Aircraft Holdings Inc.	881,999	9,041
*	Gates Industrial Corp. plc	501,268	8,777
	Hyster-Yale Materials Handling Inc.	124,696	8,720
	NN Inc.	360,799	8,659
*	Astronics Corp.	226,249	8,439
	Kimball International Inc. Class B	488,476	8,324
	Heidrick & Struggles International Inc.	264,944	8,280
*	Nexeo Solutions Inc.	773,785	8,280
	Kforce Inc.	305,085	8,253
	Argan Inc.	190,250	8,171
	Titan International Inc.	646,437	8,152
*	DXP Enterprises Inc.	206,815	8,055
	Quanex Building Products Corp.	457,959	7,969
	LSC Communications Inc.	454,354	7,929
	Barrett Business Services Inc.	94,999	7,874
	RR Donnelley & Sons Co.	892,732	7,794
^,*	Sunrun Inc.	866,977	7,742
	REV Group Inc.	361,176	7,498
	Spartan Motors Inc.	430,033	7,397
	Gorman-Rupp Co.	250,229	7,319
	Griffon Corp.	396,736	7,240
	RPX Corp.	648,825	6,936
	Insteel Industries Inc.	247,219	6,831
*	MYR Group Inc.	215,650	6,646
	Ennis Inc.	334,633	6,592
	Resources Connection Inc.	388,567	6,295
	Forrester Research Inc.	151,814	6,293
*	Ply Gem Holdings Inc.	287,436	6,209
*	Daseke Inc.	633,125	6,198
	National Presto Industries Inc.	65,812	6,170
*	Vicor Corp.	212,277	6,061
*	NV5 Global Inc.	107,287	5,981
*	Titan Machinery Inc.	252,606	5,951
	VSE Corp.	112,434	5,815
*	Veritiv Corp.	145,245	5,694
*	Engility Holdings Inc.	230,616	5,627
^,*	Plug Power Inc.	2,972,635	5,618
*	InnerWorkings Inc.	604,008	5,466
*	Vectrus Inc.	144,625	5,386
^,*	Team Inc.	389,595	5,357

	CRA International Inc.	101,810	5,324
^,*	KeyW Holding Corp.	653,518	5,137
*	GP Strategies Corp.	220,007	4,983
	DMC Global Inc.	183,030	4,896
*	Covenant Transportation Group Inc. Class A	163,770	4,885
	Omega Flex Inc.	70,226	4,572
	Park-Ohio Holdings Corp.	115,764	4,497
*	Heritage-Crystal Clean Inc.	187,827	4,423
*	CAI International Inc.	207,679	4,415
*	Franklin Covey Co.	161,040	4,332
*	Great Lakes Dredge & Dock Corp.	937,464	4,312
*	Mistras Group Inc.	222,993	4,224
^,*	Energous Corp.	261,329	4,189
*	Ducommun Inc.	135,366	4,112
^,*	Energy Recovery Inc.	495,836	4,076
*	TPI Composites Inc.	173,238	3,889
*	Layne Christensen Co.	260,469	3,886
	Essendant Inc.	496,799	3,875
*	YRC Worldwide Inc.	437,523	3,863
*	Sterling Construction Co. Inc.	336,641	3,858
*	Armstrong Flooring Inc.	279,816	3,797
^,*	Enphase Energy Inc.	812,094	3,711
	Miller Industries Inc.	146,871	3,672
	Allied Motion Technologies Inc.	92,162	3,663
	American Railcar Industries Inc.	96,395	3,606
	Hurco Cos. Inc.	78,322	3,595
	Powell Industries Inc.	130,649	3,507
*	BlueLinx Holdings Inc.	102,972	3,356
*	Blue Bird Corp.	135,179	3,204
*	Hill International Inc.	532,989	3,038
*	LB Foster Co. Class A	126,452	2,978
	Hardinge Inc.	161,631	2,961
*	Ameresco Inc. Class A	222,013	2,886
*	USA Truck Inc.	111,980	2,854
	LSI Industries Inc.	345,014	2,798
*	Willdan Group Inc.	97,525	2,765
*	Commercial Vehicle Group Inc.	348,222	2,699
*	Foundation Building Materials Inc.	171,418	2,556
*	HC2 Holdings Inc.	485,439	2,553
*	Northwest Pipe Co.	147,579	2,553
*	Orion Group Holdings Inc.	386,307	2,546
^,*	Babcock & Wilcox Enterprises Inc.	568,275	2,483
*	Willis Lease Finance Corp.	71,622	2,455
*	Twin Disc Inc.	112,035	2,436
	FreightCar America Inc.	181,254	2,429
*	Hudson Technologies Inc.	491,591	2,428
	Eastern Co.	83,719	2,386
	Graham Corp.	110,830	2,374
*	Sparton Corp.	131,188	2,284
*	Acacia Research Corp.	639,331	2,238
	Preformed Line Products Co.	33,163	2,159
	Universal Logistics Holdings Inc.	98,085	2,075
*	Lawson Products Inc.	81,461	2,057
	BG Staffing Inc.	98,540	1,871
*	Gencor Industries Inc.	115,798	1,864
^,*	FuelCell Energy Inc.	1,059,119	1,832
*	Manitex International Inc.	159,527	1,823

*	Astronics Corp. Class B	47,596	1,760
*	Rush Enterprises Inc. Class B	42,494	1,716
*	Radiant Logistics Inc.	437,565	1,693
*	IES Holdings Inc.	106,561	1,614
	CECO Environmental Corp.	352,464	1,568
*	Genco Shipping & Trading Ltd.	110,129	1,566
^	Celadon Group Inc.	385,754	1,427
*	American Superconductor Corp.	225,391	1,312
*	Huttig Building Products Inc.	247,746	1,296
*	CPI Aerostructures Inc.	132,862	1,295
^,*	Vivint Solar Inc.	334,324	1,220
*	Goldfield Corp.	302,912	1,166
*	Houston Wire & Cable Co.	152,813	1,119
*	ARC Document Solutions Inc.	500,198	1,100
*	NL Industries Inc.	135,037	1,060
*	Performant Financial Corp.	347,367	1,042
^	EnviroStar Inc.	26,550	1,042
*	PAM Transportation Services Inc.	28,439	1,034
*	Roadrunner Transportation Systems Inc.	395,086	1,004
^,*	ExOne Co.	135,359	985
*	Arotech Corp.	307,745	939
*	Ultralife Corp.	84,213	842
^,*	Capstone Turbine Corp.	731,933	838
*	Xerium Technologies Inc.	128,960	832
^,*	Aqua Metals Inc.	300,530	778
^,*	Tecogen Inc.	235,717	674
*	General Finance Corp.	86,772	629
*	Perma-Pipe International Holdings Inc.	63,262	573
*	Transcat Inc.	36,371	569
*	Alpha Pro Tech Ltd.	166,676	558
^,*	Revolution Lighting Technologies Inc.	155,643	534
	RCM Technologies Inc.	90,641	523
^,*	Odyssey Marine Exploration Inc.	63,017	521
	Ecology and Environment Inc.	40,958	475
*	Innovative Solutions & Support Inc.	110,868	391
*	Taylor Devices Inc.	36,095	390
^,*	Red Violet Inc.	62,793	383
*	Mastech Digital Inc.	29,867	369
*	Perma-Fix Environmental Services	86,190	358
*	Jewett-Cameron Trading Co. Ltd.	23,764	347
*	Jason Industries Inc.	105,271	327
*	Broadwind Energy Inc.	137,005	301
*	Volt Information Sciences Inc.	98,365	300
^,*	Lightbridge Corp.	242,283	283
*	Patriot Transportation Holding Inc.	13,915	258
	Acme United Corp.	12,007	250
	LS Starrett Co. Class A	34,285	231
*	Hudson Global Inc.	116,216	225
*	Air T Inc.	8,896	222
^,*	Intersections Inc.	136,189	222
^,*	Sunworks Inc.	219,815	209
^,*	Cemtrex Inc.	72,541	207
*	Fuel Tech Inc.	169,040	203
	Servotronics Inc.	19,902	197
*	SIFCO Industries Inc.	33,067	183
*	Energy Focus Inc.	63,455	161
^,*	Astrotech Corp.	58,922	156

^,*	DPW Holdings Inc.	193,485	155
*	Pangaea Logistics Solutions Ltd.	57,743	153
*	Air Industries Group	94,098	145
*	Orion Energy Systems Inc.	158,091	134
*	Limbach Holdings Inc.	10,749	133
^,*	Polar Power Inc.	26,498	131
*	DLH Holdings Corp.	20,750	121
^,*	Ocean Power Technologies Inc.	104,060	111
*	Pioneer Power Solutions Inc.	17,498	111
^,*	Ideal Power Inc.	95,702	109
^,*	Real Goods Solar Inc. Class A	109,768	107
*	Industrial Services of America Inc.	43,054	106
^,*	Spherix Inc.	85,938	103
^,*	ShiftPixy Inc.	34,827	99
	Chicago Rivet & Machine Co.	2,905	91
^,*	EnSync Inc.	211,783	80
*	ASV Holdings Inc.	9,120	66
^,*	Marathon Patent Group Inc.	55,821	63
*	SG Blocks Inc.	11,720	54
^,*	Meridian Waste Solutions Inc.	82,465	47
^,*	Sigma Labs Inc.	31,339	45
*	American Electric Technologies Inc.	39,960	44
^,*	GEE Group Inc.	16,165	43
*	AMREP Corp.	5,318	38
^,*	Micronet Enertec Technologies Inc.	20,450	26
*	Continental Materials Corp.	1,122	22
^,*	LiqTech International Inc.	39,141	19
	Virco Manufacturing Corp.	4,644	19
*	WSI Industries Inc.	3,699	18
	Espey Manufacturing & Electronics Corp.	666	17
*	Command Security Corp.	5,565	17
^,*	Staffing 360 Solutions Inc.	7,273	17
	CompX International Inc.	957	13
*	Art's-Way Manufacturing Co. Inc.	4,243	10
*	ARC Group Worldwide Inc.	4,535	9
*	Quest Resource Holding Corp.	3,589	8
^,*	Tel-Instrument Electronics Corp.	3,304	8
*	Hebron Technology Co. Ltd. Class A	1,116	2
*,2	CIL&D LLC	36,800	—
			8,710,509
Information Technology (19.4%)
*	ServiceNow Inc.	2,239,894	370,590
*	Worldpay Inc. Class A	3,850,206	316,641
*	Twitter Inc.	8,379,538	243,090
*	FleetCor Technologies Inc.	1,164,489	235,809
*	Workday Inc. Class A	1,773,957	225,488
	Maxim Integrated Products Inc.	3,646,809	219,611
*	Palo Alto Networks Inc.	1,194,671	216,857
*	Dell Technologies Inc. Class V	2,585,420	189,279
*	Square Inc.	3,683,630	181,235
*	Splunk Inc.	1,831,932	180,244
	Broadridge Financial Solutions Inc.	1,513,303	165,994
*	Arista Networks Inc.	612,450	156,358
*	IAC/InterActiveCorp	988,373	154,562
	CDW Corp.	1,985,212	139,580
*	ON Semiconductor Corp.	5,503,917	134,626
*	Keysight Technologies Inc.	2,456,287	128,685

Jack Henry & Associates Inc.	1,000,207	120,975
Leidos Holdings Inc.	1,845,357	120,686
SS&C Technologies Holdings Inc.	2,243,949	120,365
Marvell Technology Group Ltd.	5,584,188	117,268
* PTC Inc.	1,503,170	117,262
Cognex Corp.	2,251,150	117,037
* Trimble Inc.	3,254,240	116,762
Teradyne Inc.	2,535,129	115,881
* GrubHub Inc.	1,128,608	114,520
* VMware Inc. Class A	882,873	107,066
CDK Global Inc.	1,641,591	103,978
* Fortinet Inc.	1,906,632	102,157
* CommScope Holding Co. Inc.	2,505,471	100,144
* Microsemi Corp.	1,523,889	98,626
* Zebra Technologies Corp.	690,657	96,133
* Tyler Technologies Inc.	454,464	95,874
* First Data Corp. Class A	5,736,193	91,779
* Ultimate Software Group Inc.	375,532	91,517
* Arrow Electronics Inc.	1,138,943	87,721
* GoDaddy Inc. Class A	1,416,550	87,004
* Guidewire Software Inc.	1,033,460	83,535
MKS Instruments Inc.	706,854	81,748
* WEX Inc.	518,387	81,190
LogMeIn Inc.	680,320	78,611
Cypress Semiconductor Corp.	4,585,146	77,764
* Zillow Group Inc.	1,408,362	75,770
* First Solar Inc.	1,056,851	75,015
* EPAM Systems Inc.	649,977	74,435
* Proofpoint Inc.	653,327	74,251
* Aspen Technology Inc.	934,284	73,706
Booz Allen Hamilton Holding Corp. Class A	1,882,595	72,894
* Cavium Inc.	901,420	71,555
* Tableau Software Inc. Class A	881,714	71,260
National Instruments Corp.	1,396,644	70,628
* Black Knight Inc.	1,434,627	67,571
Littelfuse Inc.	322,242	67,084
* Paycom Software Inc.	615,460	66,094
* Fair Isaac Corp.	389,153	65,911
Jabil Inc.	2,277,031	65,419
Avnet Inc.	1,556,492	64,999
DST Systems Inc.	776,201	64,929
Entegris Inc.	1,832,036	63,755
Blackbaud Inc.	624,148	63,544
Genpact Ltd.	1,978,014	63,277
* Zendesk Inc.	1,317,342	63,061
Sabre Corp.	2,927,240	62,789
* Teradata Corp.	1,576,740	62,549
* ARRIS International plc	2,269,319	60,296
* Coherent Inc.	321,352	60,221
Monolithic Power Systems Inc.	498,262	57,684
* 2U Inc.	677,831	56,958
MAXIMUS Inc.	844,450	56,359
* Nuance Communications Inc.	3,489,702	54,963
Universal Display Corp.	543,020	54,845
* Euronet Worldwide Inc.	682,390	53,854
* RingCentral Inc. Class A	842,641	53,508
Versum Materials Inc.	1,414,142	53,214

*	Integrated Device Technology Inc.	1,717,470	52,486
*	Lumentum Holdings Inc.	808,659	51,592
*	Cree Inc.	1,273,005	51,315
	j2 Global Inc.	632,663	49,930
*	Silicon Laboratories Inc.	555,175	49,910
	Dolby Laboratories Inc. Class A	783,644	49,808
*	HubSpot Inc.	455,196	49,298
^,*	Snap Inc.	3,105,503	49,284
*	NCR Corp.	1,553,196	48,957
*	CACI International Inc. Class A	319,658	48,380
*	Ciena Corp.	1,865,729	48,322
*	CoreLogic Inc.	1,058,944	47,896
*	Conduent Inc.	2,566,402	47,838
^,*	ViaSat Inc.	706,993	46,464
	SYNNEX Corp.	377,888	44,742
	Science Applications International Corp.	555,603	43,781
*	Stamps.com Inc.	211,701	42,562
*	Nutanix Inc.	856,132	42,045
*	Yelp Inc. Class A	988,531	41,271
*	New Relic Inc.	552,199	40,929
*	Ellie Mae Inc.	444,642	40,880
*	Etsy Inc.	1,437,358	40,332
*	RealPage Inc.	764,347	39,364
*	FireEye Inc.	2,273,945	38,498
*	Tech Data Corp.	450,353	38,339
	Belden Inc.	544,755	37,555
*	Zynga Inc. Class A	10,160,163	37,186
*	Manhattan Associates Inc.	882,561	36,962
*	ACI Worldwide Inc.	1,521,773	36,096
	Cabot Microelectronics Corp.	331,194	35,474
*	Verint Systems Inc.	828,075	35,276
^,*	Match Group Inc.	771,080	34,267
*	Twilio Inc. Class A	893,463	34,112
*	Semtech Corp.	862,077	33,664
*	Cirrus Logic Inc.	821,953	33,396
*	EchoStar Corp. Class A	632,293	33,366
	InterDigital Inc.	450,282	33,141
*	Envestnet Inc.	575,678	32,986
*	Advanced Energy Industries Inc.	514,644	32,886
*	Blackhawk Network Holdings Inc.	725,031	32,409
*	Box Inc.	1,564,363	32,148
	Vishay Intertechnology Inc.	1,706,961	31,749
*	Itron Inc.	443,594	31,739
*	CommVault Systems Inc.	552,011	31,575
*	Zillow Group Inc. Class A	571,708	30,872
*	Qualys Inc.	417,571	30,378
*	NetScout Systems Inc.	1,134,393	29,891
*	Pure Storage Inc. Class A	1,464,233	29,211
*	II-VI Inc.	713,707	29,191
*	Viavi Solutions Inc.	2,966,984	28,839
	Pegasystems Inc.	474,835	28,799
*	Anixter International Inc.	376,285	28,504
*	Rogers Corp.	237,754	28,421
	Convergys Corp.	1,191,294	26,947
	Travelport Worldwide Ltd.	1,630,539	26,643
*	Cornerstone OnDemand Inc.	678,841	26,549
*	Plexus Corp.	444,353	26,541

	Power Integrations Inc.	387,571	26,490
*	MuleSoft Inc. Class A	602,299	26,489
*	Cars.com Inc.	927,032	26,263
	Plantronics Inc.	431,557	26,053
*	Avaya Holdings Corp.	1,349,670	30,233
*	ExlService Holdings Inc.	445,272	24,833
	Brooks Automation Inc.	915,466	24,791
*	SolarEdge Technologies Inc.	468,902	24,664
*	Sanmina Corp.	926,142	24,219
*	GTT Communications Inc.	422,510	23,956
	Progress Software Corp.	609,655	23,441
^,*	Finisar Corp.	1,480,045	23,399
*	Acxiom Corp.	1,028,882	23,366
*	NETGEAR Inc.	407,933	23,334
*	Kulicke & Soffa Industries Inc.	918,021	22,960
*	Cloudera Inc.	1,060,172	22,878
*	8x8 Inc.	1,197,142	22,327
*	VeriFone Systems Inc.	1,435,224	22,074
*	Novanta Inc.	418,019	21,800
	TiVo Corp.	1,594,051	21,599
	Ebix Inc.	286,500	21,344
*	Infinera Corp.	1,940,973	21,079
*	Oclaro Inc.	2,199,866	21,031
*	Okta Inc.	525,863	20,956
*	Five9 Inc.	687,090	20,468
*	Synaptics Inc.	446,360	20,412
^,*	Ubiquiti Networks Inc.	292,595	20,131
*	Q2 Holdings Inc.	435,432	19,834
	CSG Systems International Inc.	435,768	19,736
	Benchmark Electronics Inc.	657,757	19,634
*	Blackline Inc.	494,850	19,403
*	Rambus Inc.	1,429,667	19,200
	ManTech International Corp. Class A	338,594	18,782
	Methode Electronics Inc.	479,734	18,758
*	TTM Technologies Inc.	1,200,046	18,349
*	Paylocity Holding Corp.	355,312	18,203
*	MaxLinear Inc.	791,695	18,011
	Badger Meter Inc.	379,362	17,887
*	Imperva Inc.	410,948	17,794
*	Bottomline Technologies de Inc.	454,277	17,603
*	Virtusa Corp.	355,598	17,232
^,*	3D Systems Corp.	1,475,062	17,096
*	Amkor Technology Inc.	1,648,494	16,699
*	Inphi Corp.	551,491	16,600
*	Hortonworks Inc.	809,342	16,486
*	Insight Enterprises Inc.	466,421	16,292
*	Electronics For Imaging Inc.	594,418	16,245
^,*	Pandora Media Inc.	3,225,944	16,226
*	Extreme Networks Inc.	1,456,523	16,124
*	Callidus Software Inc.	443,841	15,956
*	Coupa Software Inc.	347,542	15,855
*	MicroStrategy Inc. Class A	122,800	15,840
^,*	Casa Systems Inc.	608,950	17,867
*	Varonis Systems Inc.	257,505	15,579
*	Instructure Inc.	369,194	15,562
*	Fabrinet	484,796	15,213
*	OSI Systems Inc.	232,749	15,192

*	Diodes Inc.	498,576	15,187
	Diebold Nixdorf Inc.	981,870	15,121
*	Sykes Enterprises Inc.	520,623	15,067
*	Blucora Inc.	598,495	14,723
*	Knowles Corp.	1,165,587	14,675
*	MINDBODY Inc. Class A	376,592	14,649
*	SPS Commerce Inc.	224,746	14,399
*	Trade Desk Inc. Class A	284,747	14,129
*	ePlus Inc.	181,784	14,125
	Xperi Corp.	640,067	13,537
*	Cardtronics plc Class A	596,079	13,299
*	Syntel Inc.	506,463	12,930
*	FormFactor Inc.	942,903	12,871
*	Quotient Technology Inc.	978,886	12,823
	EVERTEC Inc.	781,649	12,780
*	FARO Technologies Inc.	217,947	12,728
*	PROS Holdings Inc.	384,689	12,699
	CTS Corp.	455,615	12,393
*	Alarm.com Holdings Inc.	325,947	12,301
	Monotype Imaging Holdings Inc.	542,175	12,172
*	Rudolph Technologies Inc.	433,269	12,002
	MTS Systems Corp.	232,222	11,994
*	ScanSource Inc.	333,962	11,872
*	LivePerson Inc.	712,090	11,643
*	KEMET Corp.	641,038	11,622
^,*	Fitbit Inc. Class A	2,276,424	11,610
*	Shutterstock Inc.	239,621	11,538
*	Web.com Group Inc.	636,040	11,512
	NIC Inc.	859,600	11,433
*	Perficient Inc.	492,127	11,280
*	Rapid7 Inc.	431,893	11,043
*	Cray Inc.	527,001	10,909
*	Veeco Instruments Inc.	627,475	10,667
*	CalAmp Corp.	465,475	10,650
*	Alteryx Inc. Class A	310,426	10,598
*	CEVA Inc.	289,452	10,478
*	Axcelis Technologies Inc.	411,333	10,119
	ADTRAN Inc.	632,909	9,842
	AVX Corp.	593,619	9,824
^,*	Acacia Communications Inc.	250,746	9,644
*	Ultra Clean Holdings Inc.	499,262	9,611
*	TrueCar Inc.	1,005,523	9,512
^,*	ANGI Homeservices Inc. Class A	687,648	9,338
	Comtech Telecommunications Corp.	308,004	9,206
*	Nanometrics Inc.	341,789	9,194
*	Lattice Semiconductor Corp.	1,607,377	8,953
^,*	MACOM Technology Solutions Holdings Inc.	537,382	8,921
*	CommerceHub Inc.	391,713	8,810
*	Altair Engineering Inc. Class A	274,017	8,593
*	ForeScout Technologies Inc.	263,951	8,563
	Cohu Inc.	374,862	8,551
*	Electro Scientific Industries Inc.	438,315	8,473
*	Super Micro Computer Inc.	497,489	8,457
*	Xcerra Corp.	718,698	8,373
*	Everbridge Inc.	224,473	8,216
*	Carbonite Inc.	284,581	8,196
*	Photronics Inc.	952,465	7,858

*	Endurance International Group Holdings Inc.	1,053,461	7,796
	Cass Information Systems Inc.	130,374	7,759
^,*	Unisys Corp.	714,446	7,680
*	MongoDB Inc.	176,780	7,672
*	Workiva Inc.	316,863	7,510
	Switch Inc.	470,442	7,485
*	XO Group Inc.	358,736	7,444
^,*	Benefitfocus Inc.	301,218	7,350
^,*	Gogo Inc.	796,542	6,874
*	Apptio Inc. Class A	241,622	6,848
	Mesa Laboratories Inc.	44,847	6,657
^,*	Applied Optoelectronics Inc.	254,847	6,386
*	Presidio Inc.	406,593	6,359
*	Cision Ltd.	543,164	6,284
^,*	SunPower Corp. Class A	773,874	6,175
*	Synchronoss Technologies Inc.	568,898	6,002
*	QuinStreet Inc.	468,540	5,983
*	Everi Holdings Inc.	894,303	5,876
*	Vishay Precision Group Inc.	187,371	5,837
	NVE Corp.	69,684	5,791
*	Limelight Networks Inc.	1,408,900	5,791
*	Ichor Holdings Ltd.	237,288	5,745
*	VASCO Data Security International Inc.	443,517	5,744
*	USA Technologies Inc.	637,158	5,734
	TTEC Holdings Inc.	186,541	5,727
*	Kimball Electronics Inc.	350,424	5,659
*	Appfolio Inc.	137,463	5,615
*	Model N Inc.	309,894	5,594
*	Control4 Corp.	259,522	5,575
	Hackett Group Inc.	344,301	5,529
*	Glu Mobile Inc.	1,452,650	5,476
	QAD Inc. Class A	130,681	5,443
	Daktronics Inc.	586,666	5,169
^,*	Cargurus Inc.	133,616	5,140
*	TechTarget Inc.	257,285	5,115
	Systemax Inc.	178,251	5,089
*	SailPoint Technologies Holding Inc.	245,628	5,082
	American Software Inc. Class A	367,580	4,779
*	Harmonic Inc.	1,217,600	4,627
	PC Connection Inc.	183,833	4,596
*	Immersion Corp.	381,302	4,557
*	PDF Solutions Inc.	383,589	4,473
	Park Electrochemical Corp.	254,136	4,280
^,*	Appian Corp. Class A	169,934	4,279
*	Upland Software Inc.	146,303	4,212
*	A10 Networks Inc.	711,182	4,139
*	Alpha & Omega Semiconductor Ltd.	267,772	4,137
*	DSP Group Inc.	341,924	4,035
*	Calix Inc.	567,806	3,889
^,*	Digimarc Corp.	156,940	3,759
*	Digi International Inc.	357,159	3,679
*	Quantenna Communications Inc.	268,487	3,678
*	ServiceSource International Inc.	957,583	3,648
*	SMART Global Holdings Inc.	72,269	3,602
*	AXT Inc.	482,845	3,501
*	MobileIron Inc.	702,846	3,479
*	Brightcove Inc.	496,389	3,450

*	Mitek Systems Inc.	454,185	3,361
*	Care.com Inc.	203,527	3,311
*	ChannelAdvisor Corp.	363,794	3,311
*	MoneyGram International Inc.	383,279	3,304
*	Zix Corp.	769,249	3,285
*	Ribbon Communications Inc.	630,191	3,214
*	Agilysys Inc.	265,886	3,169
*	Sigma Designs Inc.	505,561	3,134
^,*	Maxwell Technologies Inc.	527,417	3,128
*	PRGX Global Inc.	330,687	3,125
^,*	Impinj Inc.	239,964	3,124
*	CommerceHub Inc. Class A	134,213	3,020
^,*	NeoPhotonics Corp.	434,694	2,978
*	SendGrid Inc.	104,415	2,938
^,*	Kopin Corp.	927,578	2,894
	Reis Inc.	130,414	2,797
^,*	Eastman Kodak Co.	508,532	2,721
*	Rosetta Stone Inc.	195,684	2,573
^,*	VirnetX Holding Corp.	643,592	2,542
	Bel Fuse Inc. Class B	132,235	2,499
*	Telenav Inc.	450,688	2,434
*	Avid Technology Inc.	491,427	2,231
*	EMCORE Corp.	375,358	2,140
*	KVH Industries Inc.	203,600	2,107
^,*	CyberOptics Corp.	114,343	2,058
*	Internap Corp.	186,768	2,054
*	Meet Group Inc.	982,122	2,053
*	Amber Road Inc.	217,020	1,931
*	Yext Inc.	144,445	1,827
*	Liquidity Services Inc.	278,383	1,809
*	PFSweb Inc.	204,430	1,787
*	Intevac Inc.	256,673	1,771
*	Seachange International Inc.	642,852	1,742
*	Information Services Group Inc.	416,590	1,741
*	Iteris Inc.	348,243	1,727
*	Bandwidth Inc. Class A	52,691	1,721
*	IntriCon Corp.	85,191	1,704
^,*	Asure Software Inc.	138,606	1,697
^,*	Park City Group Inc.	193,649	1,694
*	eGain Corp.	205,364	1,633
*	Aerohive Networks Inc.	399,626	1,614
*	SecureWorks Corp. Class A	198,492	1,604
*	Telaria Inc.	425,517	1,600
*	Quantum Corp.	431,944	1,572
*	PAR Technology Corp.	111,490	1,571
*	GSI Technology Inc.	210,060	1,557
	TransAct Technologies Inc.	118,987	1,553
*	StarTek Inc.	158,460	1,550
*	Computer Task Group Inc.	188,806	1,546
*	Leaf Group Ltd.	212,303	1,497
*	Pixelworks Inc.	381,988	1,478
^,*	Aquantia Corp.	92,975	1,460
*	Dropbox Inc. Class A	46,154	1,442
*	Digital Turbine Inc.	694,396	1,396
*	Napco Security Technologies Inc.	112,206	1,313
*	Rubicon Project Inc.	722,472	1,300
*	Clearfield Inc.	100,744	1,300

^,*	QuickLogic Corp.	826,644	1,256
*	PCM Inc.	148,743	1,235
*	Amtech Systems Inc.	156,630	1,147
^,*	MicroVision Inc.	1,009,401	1,141
	Steel Connect Inc.	529,960	1,123
^,*	Veritone Inc.	77,399	1,077
*	Adesto Technologies Corp.	145,311	1,075
*	Key Tronic Corp.	153,764	1,070
^,*	Remark Holdings Inc.	187,445	1,065
	AstroNova Inc.	66,674	1,033
^,*	SITO Mobile Ltd.	247,815	996
*	ID Systems Inc.	160,161	996
*	Datawatch Corp.	114,436	990
*	Data I/O Corp.	131,998	982
*	DHI Group Inc.	586,326	938
*	Cardlytics Inc.	63,890	935
*	ShotSpotter Inc.	35,246	934
	Richardson Electronics Ltd.	116,609	927
	TESSCO Technologies Inc.	39,790	921
	Marchex Inc. Class B	316,655	864
^,*	Everspin Technologies Inc.	111,146	839
^,*	Akoustis Technologies Inc.	138,684	809
*	BSQUARE Corp.	186,526	793
*	Frequency Electronics Inc.	90,022	788
*	RealNetworks Inc.	249,990	765
*	Aware Inc.	183,320	761
*	LRAD Corp.	321,683	740
*	Inseego Corp.	398,493	709
^,*	Airgain Inc.	91,073	705
	CSP Inc.	63,390	681
*	Aviat Networks Inc.	40,131	673
*	Edgewater Technology Inc.	119,437	663
*	CVD Equipment Corp.	68,981	630
*	CUI Global Inc.	236,048	614
*	Atomera Inc.	97,445	608
^,*	eMagin Corp.	416,604	604
	PC-Tel Inc.	83,587	600
*	LightPath Technologies Inc. Class A	266,831	587
*	GSE Systems Inc.	180,096	585
*	Synacor Inc.	363,282	581
*	Wireless Telecom Group Inc.	233,098	569
^,*	NXT-ID Inc.	270,096	537
*	Finjan Holdings Inc.	160,766	522
*	Perceptron Inc.	60,402	516
^,*	Helios & Matheson Analytics Inc.	181,595	514
*	Travelzoo	69,649	505
*	Identiv Inc.	122,876	460
*	Evolving Systems Inc.	93,207	447
	ClearOne Inc.	55,605	442
	GlobalSCAPE Inc.	118,850	437
	QAD Inc. Class B	13,406	420
*	WidePoint Corp.	702,924	408
*	AutoWeb Inc.	134,988	402
^,*	Mattersight Corp.	184,056	386
*	inTEST Corp.	58,005	386
*	LGL Group Inc.	63,393	354
*	Luna Innovations Inc.	108,953	353

^,*	ClearSign Combustion Corp.	173,255	351
*	NetSol Technologies Inc.	74,673	343
^,*	IZEA Inc.	92,728	339
^,*	Resonant Inc.	100,264	320
*	Aehr Test Systems	138,201	311
*	DASAN Zhone Solutions Inc.	27,470	310
	Communications Systems Inc.	84,005	308
*	IEC Electronics Corp.	65,681	295
*	Optical Cable Corp.	101,490	294
*	Zscaler Inc.	10,259	288
^,*	Net Element Inc.	38,672	269
^,*	Radisys Corp.	402,894	258
*	Zedge Inc. Class B	78,380	251
*	ACM Research Inc. Class A	20,328	250
	RF Industries Ltd.	53,921	248
*	Lantronix Inc.	120,037	247
*	Westell Technologies Inc. Class A	73,728	247
*	iPass Inc.	646,153	246
	Network-1 Technologies Inc.	92,211	244
*	Innodata Inc.	215,507	233
*	Inuvo Inc.	234,420	215
*	Qualstar Corp.	18,492	209
^,*	Applied DNA Sciences Inc.	142,978	206
	Wayside Technology Group Inc.	15,658	204
*	Image Sensing Systems Inc.	44,750	190
^,*	Neonode Inc.	449,700	189
*	Tintri Inc.	104,837	179
*	Intellicheck Inc.	97,585	176
^,*	Research Frontiers Inc.	168,960	165
^,*	Ominto Inc.	56,486	162
	Black Box Corp.	78,306	157
	RELM Wireless Corp.	38,688	153
*	CCUR Holdings Inc.	31,405	151
	TSR Inc.	23,470	148
	Bel Fuse Inc. Class A	8,959	148
^,*	Digital Ally Inc.	55,989	146
*	Qumu Corp.	80,502	142
^,*	Document Security Systems Inc.	98,207	132
*	Xplore Technologies Corp.	39,777	129
*	Smith Micro Software Inc.	71,553	125
^,*	xG Technology Inc.	114,444	119
^,*	Netlist Inc.	499,471	115
*	Technical Communications Corp.	20,218	106
*	Marin Software Inc.	15,790	105
*	ALJ Regional Holdings Inc.	49,773	105
*	Majesco	19,508	99
^,*	Superconductor Technologies Inc.	100,850	95
*	BroadVision Inc.	33,951	92
	Issuer Direct Corp.	5,328	91
*	SigmaTron International Inc.	15,358	89
^,*	RMG Networks Holding Corp.	61,752	88
*	Socket Mobile Inc.	26,348	85
^,*	ParkerVision Inc.	102,387	82
*	Intermolecular Inc.	59,935	78
*	Schmitt Industries Inc.	25,476	69
*	Sonic Foundry Inc.	27,757	61
*	Echelon Corp.	13,060	60

^,*	MoSys Inc.	48,581	58
^,*	Professional Diversity Network Inc.	20,497	58
*	MAM Software Group Inc.	6,191	48
^,*	CPI Card Group Inc.	15,903	48
^,*	Payment Data Systems Inc.	25,562	47
*	Dynasil Corp. of America	33,699	44
*	One Stop Systems Inc.	9,733	43
*	SharpSpring Inc.	6,569	42
*	RumbleON Inc. Class B	9,100	38
*	Trio-Tech International	4,900	28
*	JetPay Corp.	9,462	22
*	Support.com Inc.	7,483	21
^,*	Glowpoint Inc.	89,200	20
^,*	Bridgeline Digital Inc.	8,748	18
*	Bio-key International Inc.	7,270	16
*	ADDvantage Technologies Group Inc.	9,900	13
^,*	Vicon Industries Inc.	27,700	11
*	Determine Inc.	5,600	8
*	Nortech Systems Inc.	2,300	7
^,*	Inpixon	4,981	5
*	CPS Technologies Corp.	2,674	4
*	Rubicon Technology Inc.	361	2
*	Precipio Inc.	500	—
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
*	Intelligent Systems Corp.	1	—
			12,285,808
Materials (5.2%)
	Celanese Corp. Class A	1,758,876	176,257
	Steel Dynamics Inc.	3,061,359	135,373
	Chemours Co.	2,401,355	116,970
*	Alcoa Corp.	2,233,608	100,423
*	Berry Global Group Inc.	1,702,960	93,339
*	Crown Holdings Inc.	1,734,114	88,006
*	Axalta Coating Systems Ltd.	2,843,922	85,858
	RPM International Inc.	1,727,677	82,358
	Reliance Steel & Aluminum Co.	945,199	81,041
	United States Steel Corp.	2,278,071	80,165
	Huntsman Corp.	2,740,266	80,153
	Royal Gold Inc.	849,116	72,914
	AptarGroup Inc.	806,552	72,453
	Olin Corp.	2,161,391	65,685
	Eagle Materials Inc.	629,490	64,869
	Sonoco Products Co.	1,291,943	62,659
	Graphic Packaging Holding Co.	4,019,881	61,705
	Valvoline Inc.	2,616,780	57,909
	Ashland Global Holdings Inc.	806,781	56,305
	Louisiana-Pacific Corp.	1,879,275	54,067
	WR Grace & Co.	879,338	53,842
	Westlake Chemical Corp.	468,018	52,020
	Bemis Co. Inc.	1,181,099	51,401
	NewMarket Corp.	119,258	47,904
*	Owens-Illinois Inc.	2,119,336	45,905
	Cabot Corp.	802,034	44,689
	PolyOne Corp.	1,050,341	44,661
	Scotts Miracle-Gro Co.	517,232	44,353
*	Summit Materials Inc. Class A	1,417,816	42,931
	Trinseo SA	563,232	41,707

*	Ingevity Corp.	546,212	40,250
	Sensient Technologies Corp.	561,079	39,601
	KapStone Paper and Packaging Corp.	1,133,450	38,889
*	Allegheny Technologies Inc.	1,629,244	38,580
	Domtar Corp.	812,422	34,560
	Balchem Corp.	416,513	34,050
	HB Fuller Co.	657,523	32,699
	Minerals Technologies Inc.	462,052	30,934
	Commercial Metals Co.	1,504,565	30,783
*	GCP Applied Technologies Inc.	930,139	27,021
*	Platform Specialty Products Corp.	2,792,170	26,889
	Carpenter Technology Corp.	609,406	26,887
	Silgan Holdings Inc.	961,989	26,791
*	Cleveland-Cliffs Inc.	3,843,657	26,713
	Compass Minerals International Inc.	438,746	26,456
	Quaker Chemical Corp.	173,049	25,634
*	Ferro Corp.	1,089,730	25,304
	Worthington Industries Inc.	582,000	24,979
	Kaiser Aluminum Corp.	221,652	22,365
	Tronox Ltd. Class A	1,181,441	21,786
	Innospec Inc.	315,350	21,633
	Stepan Co.	257,225	21,396
	Greif Inc. Class A	385,767	20,156
*	Kraton Corp.	407,380	19,436
	Boise Cascade Co.	501,325	19,351
*	Coeur Mining Inc.	2,407,771	19,262
	Hecla Mining Co.	5,184,964	19,029
*	AK Steel Holding Corp.	4,088,131	18,519
	Neenah Inc.	219,718	17,226
	A Schulman Inc.	382,340	16,441
	Schweitzer-Mauduit International Inc.	399,937	15,658
	Rayonier Advanced Materials Inc.	671,128	14,409
*	AdvanSix Inc.	395,195	13,745
	Materion Corp.	261,200	13,334
^,*	US Concrete Inc.	201,491	12,170
	PH Glatfelter Co.	591,696	12,148
	Schnitzer Steel Industries Inc.	351,399	11,368
*	Venator Materials plc	621,996	11,252
*	Koppers Holdings Inc.	271,100	11,142
	Chase Corp.	92,694	10,794
*	Century Aluminum Co.	647,856	10,716
	Innophos Holdings Inc.	255,289	10,265
*	Resolute Forest Products Inc.	1,165,574	9,674
	KMG Chemicals Inc.	155,989	9,352
*	SunCoke Energy Inc.	836,306	8,999
*	Clearwater Paper Corp.	214,424	8,384
	Mercer International Inc.	641,070	7,981
*	TimkenSteel Corp.	508,675	7,727
*	Verso Corp.	441,566	7,436
	American Vanguard Corp.	342,317	6,915
^	McEwen Mining Inc.	3,323,046	6,912
	Kronos Worldwide Inc.	287,546	6,499
	Tredegar Corp.	356,610	6,401
*	OMNOVA Solutions Inc.	584,158	6,134
	Haynes International Inc.	163,053	6,051
	Myers Industries Inc.	286,083	6,051
	Warrior Met Coal Inc.	215,665	6,041

*	PQ Group Holdings Inc.	371,910	5,196
^,*	Intrepid Potash Inc.	1,315,489	4,788
*	Flotek Industries Inc.	739,029	4,508
	Hawkins Inc.	125,318	4,405
	FutureFuel Corp.	333,494	3,999
	Gold Resource Corp.	830,888	3,747
^	Advanced Emissions Solutions Inc.	290,035	3,312
*	Trecora Resources	223,630	3,041
*	AgroFresh Solutions Inc.	375,070	2,757
	Olympic Steel Inc.	132,478	2,717
*	Universal Stainless & Alloy Products Inc.	86,264	2,372
*	UFP Technologies Inc.	79,832	2,355
^,*	Forterra Inc.	248,253	2,065
	United States Lime & Minerals Inc.	27,379	2,004
	Core Molding Technologies Inc.	97,982	1,747
*	Ryerson Holding Corp.	203,126	1,655
*	LSB Industries Inc.	253,973	1,557
	Ampco-Pittsburgh Corp.	153,370	1,365
	Synalloy Corp.	78,906	1,132
^	Tecnoglass Inc.	118,697	1,122
	Northern Technologies International Corp.	29,246	658
^,*	Ramaco Resources Inc.	82,408	593
^,*	Pershing Gold Corp.	240,768	494
*	Loop Industries Inc.	25,698	373
^,*	Reto Eco-solutions Inc.	35,800	311
	Friedman Industries Inc.	49,315	289
*	Marrone Bio Innovations Inc.	136,104	272
^,*	Golden Minerals Co.	648,415	261
*	General Moly Inc.	683,377	260
^,*	US Gold Corp.	117,799	151
^,*	Yield10 Bioscience Inc.	66,290	129
*	Paramount Gold Nevada Corp.	88,617	125
*	Solitario Zinc Corp.	258,205	120
*	Senomyx Inc.	90,739	81
^,*	Comstock Mining Inc.	44,200	11
*	Ikonics Corp.	926	8
*	US Antimony Corp.	16,354	4
			3,269,084
Other (0.0%)3
*,2	Dyax Corp. CVR Exp. 12/31/2019	1,549,121	3,098
^,*,2 Babcock & Wilcox Enterprises Inc. Rights Exp. 04/10/2018		533,649	1,024
*,2	Herbalife Ltd. CVR	83,162	807
*,2	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,2	NewStar Financial Inc	225,787	111
^,*	Famous Dave's of America Inc. Rights Exp. 04/10/2018	20,454	74
*,2	Media General Inc. CVR	1,202,098	47
*	Kadmon Warrants Exp. 09/29/2022	105,015	38
*	Rhythmone Dummy Line	7,548	18
*,2	Gerber Scientific Inc. CVR	161,151	18
*,2	Ambit Biosciences Corp. CVR	22,388	13
*,2	Ocera Therapeutics CVR Line	48,417	13
*,2	GenVec Inc. CPR to Expire 2020	26,612	12
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,2	Achieve Life Sciences Inc. CVR	330,518	3
*,2	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*,2	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,2	Clinical Data CVR	131,308	—

*,2	Chelsea Therapeutics International Ltd. CVR	912,063	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
^,*,2 Biosante Pharmaceutical Inc. CVR		44,795	—
*,2	Yangtze River Blockchain Logistics Ltd.	9,057	—
			5,679
Real Estate (7.8%)
	Jones Lang LaSalle Inc.	586,681	102,458
	Camden Property Trust	1,201,703	101,159
	Equity LifeStyle Properties Inc.	1,149,023	100,850
	Sun Communities Inc.	1,031,621	94,259
	Kilroy Realty Corp.	1,273,534	90,370
	VEREIT Inc.	12,609,834	87,764
	Gaming and Leisure Properties Inc.	2,596,879	86,918
	WP Carey Inc.	1,394,539	86,448
	Invitation Homes Inc.	3,691,250	84,271
	National Retail Properties Inc.	1,981,998	77,813
	Liberty Property Trust	1,907,370	75,780
	Douglas Emmett Inc.	2,048,299	75,295
	Park Hotels & Resorts Inc.	2,613,137	70,607
	Healthcare Trust of America Inc. Class A	2,666,504	70,529
	Forest City Realty Trust Inc. Class A	3,466,797	70,237
*	Howard Hughes Corp.	503,007	69,983
^	Omega Healthcare Investors Inc.	2,573,422	69,585
	Lamar Advertising Co. Class A	1,088,248	69,278
	American Campus Communities Inc.	1,775,964	68,588
	DCT Industrial Trust Inc.	1,209,356	68,135
	CubeSmart	2,366,607	66,738
	American Homes 4 Rent Class A	3,269,925	65,660
	Hudson Pacific Properties Inc.	2,002,244	65,133
	CyrusOne Inc.	1,239,968	63,499
	Medical Properties Trust Inc.	4,735,775	61,565
	Brixmor Property Group Inc.	3,953,348	60,289
	Rayonier Inc.	1,678,118	59,036
	Highwoods Properties Inc.	1,330,643	58,309
	Hospitality Properties Trust	2,145,271	54,361
	STORE Capital Corp.	2,151,172	53,392
	Ryman Hospitality Properties Inc.	665,181	51,518
	Life Storage Inc.	604,991	50,529
*	Equity Commonwealth	1,615,017	49,533
	Senior Housing Properties Trust	3,093,450	48,443
	Realogy Holdings Corp.	1,738,154	47,417
	Apple Hospitality REIT Inc.	2,677,758	47,048
	Cousins Properties Inc.	5,409,222	46,952
	EPR Properties	835,530	46,288
	Spirit Realty Capital Inc.	5,898,203	45,770
	First Industrial Realty Trust Inc.	1,545,434	45,173
	Healthcare Realty Trust Inc.	1,629,240	45,146
	Gramercy Property Trust	2,071,748	45,019
	Taubman Centers Inc.	790,339	44,978
	CoreSite Realty Corp.	445,371	44,653
	RLJ Lodging Trust	2,269,845	44,126
	Sunstone Hotel Investors Inc.	2,898,310	44,112
	Weingarten Realty Investors	1,555,226	43,671
	LaSalle Hotel Properties	1,457,679	42,287
	JBG SMITH Properties	1,217,513	41,042
	Sabra Health Care REIT Inc.	2,310,916	40,788
	PotlatchDeltic Corp.	779,768	40,587

Colony NorthStar Inc. Class A	7,057,334	39,662
EastGroup Properties Inc.	453,608	37,495
Paramount Group Inc.	2,625,042	37,381
National Health Investors Inc.	542,393	36,498
Physicians Realty Trust	2,342,288	36,469
Brandywine Realty Trust	2,289,290	36,354
^ Uniti Group Inc.	2,140,145	34,777
Retail Properties of America Inc.	2,955,378	34,460
Corporate Office Properties Trust	1,310,496	33,850
Outfront Media Inc.	1,801,569	33,761
Piedmont Office Realty Trust Inc. Class A	1,892,624	33,291
GEO Group Inc.	1,610,557	32,968
Education Realty Trust Inc.	990,288	32,432
Columbia Property Trust Inc.	1,583,639	32,401
Pebblebrook Hotel Trust	898,114	30,850
CoreCivic Inc.	1,534,940	29,962
Kennedy-Wilson Holdings Inc.	1,716,239	29,863
Rexford Industrial Realty Inc.	1,026,418	29,551
Urban Edge Properties	1,379,112	29,444
PS Business Parks Inc.	260,225	29,416
STAG Industrial Inc.	1,229,708	29,415
DDR Corp.	3,976,337	29,147
Empire State Realty Trust Inc.	1,687,362	28,331
Washington REIT	1,031,314	28,155
Xenia Hotels & Resorts Inc.	1,392,735	27,465
Acadia Realty Trust	1,113,268	27,386
DiamondRock Hospitality Co.	2,612,020	27,270
^ Tanger Factory Outlet Centers Inc.	1,231,477	27,093
Retail Opportunity Investments Corp.	1,453,607	25,685
Terreno Realty Corp.	716,257	24,718
QTS Realty Trust Inc. Class A	655,714	23,750
* Quality Care Properties Inc.	1,217,685	23,660
HFF Inc. Class A	475,403	23,628
* Newmark Group Inc. Class A	1,515,139	23,015
Lexington Realty Trust	2,846,765	22,404
Chesapeake Lodging Trust	786,445	21,871
Alexander & Baldwin Inc.	873,858	20,212
LTC Properties Inc.	519,943	19,758
Mack-Cali Realty Corp.	1,176,665	19,662
Four Corners Property Trust Inc.	830,705	19,181
Alexander's Inc.	49,664	18,933
Agree Realty Corp.	387,572	18,619
Summit Hotel Properties Inc.	1,358,169	18,485
American Assets Trust Inc.	548,111	18,312
Government Properties Income Trust	1,281,553	17,506
Kite Realty Group Trust	1,136,626	17,311
Select Income REIT	864,012	16,831
* St. Joe Co.	869,050	16,382
National Storage Affiliates Trust	649,052	16,278
Washington Prime Group Inc.	2,417,155	16,122
Monmouth Real Estate Investment Corp.	1,003,830	15,098
Global Net Lease Inc.	855,421	14,440
RE/MAX Holdings Inc. Class A	231,571	13,998
CareTrust REIT Inc.	998,427	13,379
Ramco-Gershenson Properties Trust	1,041,683	12,875
^ Seritage Growth Properties Class A	334,237	11,882
Franklin Street Properties Corp.	1,406,218	11,826

	Tier REIT Inc.	628,917	11,622
	Easterly Government Properties Inc.	567,326	11,573
	Chatham Lodging Trust	578,035	11,069
	Getty Realty Corp.	431,082	10,872
	NorthStar Realty Europe Corp.	772,637	10,060
	Universal Health Realty Income Trust	166,218	9,990
	Independence Realty Trust Inc.	1,080,897	9,923
	InfraREIT Inc.	509,651	9,903
	Hersha Hospitality Trust Class A	519,743	9,303
^	CBL & Associates Properties Inc.	2,221,843	9,265
*	iStar Inc.	904,785	9,202
	Americold Realty Trust	475,926	9,081
	Saul Centers Inc.	174,228	8,880
^	Pennsylvania REIT	917,396	8,853
	New Senior Investment Group Inc.	1,057,813	8,653
	Investors Real Estate Trust	1,588,569	8,245
	Armada Hoffler Properties Inc.	597,562	8,181
	Urstadt Biddle Properties Inc. Class A	421,360	8,132
	CatchMark Timber Trust Inc. Class A	627,811	7,829
	Ashford Hospitality Trust Inc.	1,146,476	7,406
*	Marcus & Millichap Inc.	204,086	7,359
	Preferred Apartment Communities Inc. Class A	504,257	7,155
	Front Yard Residential Corp.	703,115	7,066
	RMR Group Inc. Class A	93,852	6,565
	Gladstone Commercial Corp.	369,445	6,406
*	Tejon Ranch Co.	272,442	6,296
	NexPoint Residential Trust Inc.	252,255	6,266
*	Willscot Corp.	434,690	5,934
	CorEnergy Infrastructure Trust Inc.	157,915	5,928
	Community Healthcare Trust Inc.	229,517	5,908
	UMH Properties Inc.	423,015	5,673
	Whitestone REIT	517,277	5,375
	City Office REIT Inc.	444,104	5,134
*	Industrial Logistics Properties Trust	238,169	4,844
	One Liberty Properties Inc.	217,232	4,801
	Consolidated-Tomoka Land Co.	74,311	4,670
*	FRP Holdings Inc.	82,895	4,642
	MedEquities Realty Trust Inc.	427,246	4,490
^,*	Altisource Portfolio Solutions SA	152,716	4,056
	Ashford Hospitality Prime Inc.	413,098	4,015
	Cedar Realty Trust Inc.	1,015,639	4,002
^	Farmland Partners Inc.	433,182	3,617
	CIM Commercial Trust Corp.	266,434	3,370
^	Jernigan Capital Inc.	177,932	3,221
	Bluerock Residential Growth REIT Inc. Class A	355,841	3,025
^,*	Forestar Group Inc.	139,779	2,956
^,*	Redfin Corp.	125,921	2,875
*	Stratus Properties Inc.	73,967	2,234
^	Innovative Industrial Properties Inc.	80,712	2,159
^	Safety Income & Growth Inc.	127,470	2,038
	Global Medical REIT Inc.	258,013	1,793
	Gladstone Land Corp.	132,004	1,595
	Clipper Realty Inc.	171,221	1,450
	VICI Properties Inc.	67,556	1,238
*	Trinity Place Holdings Inc.	188,883	1,228
	Sotherly Hotels Inc.	166,788	1,154
*	Maui Land & Pineapple Co. Inc.	87,932	1,024

	Griffin Industrial Realty Inc.	26,728	1,003
*	Rafael Holdings Inc. Class B	140,615	682
^	Wheeler REIT Inc.	136,025	487
	BRT Apartments Corp.	41,347	486
	Global Self Storage Inc.	43,032	190
*	JW Mays Inc.	4,600	171
*	InterGroup Corp.	6,800	158
	Condor Hospitality Trust Inc.	10,076	101
*	Transcontinental Realty Investors Inc.	2,463	100
	Plymouth Industrial REIT Inc.	5,229	90
	RAIT Financial Trust	302,846	49
*	American Realty Investors Inc.	1,100	20
*	Altisource Asset Management Corp.	287	18
	HMG/Courtland Properties Inc.	1,000	14
*	CKX Lands Inc.	1,000	11
*	Reven Housing REIT Inc.	3,300	10
*	Power REIT	200	1
			4,957,552
Telecommunication Services (0.9%)
*	T-Mobile US Inc.	3,869,712	236,207
*	Zayo Group Holdings Inc.	2,415,512	82,514
^,*	Sprint Corp.	8,815,153	43,018
	Telephone & Data Systems Inc.	1,191,402	33,395
*	Vonage Holdings Corp.	2,702,556	28,782
	Cogent Communications Holdings Inc.	537,665	23,335
	Shenandoah Telecommunications Co.	603,298	21,719
*	Boingo Wireless Inc.	531,410	13,163
^,*	Iridium Communications Inc.	1,081,416	12,166
	Consolidated Communications Holdings Inc.	839,873	9,205
*	ORBCOMM Inc.	969,580	9,085
	ATN International Inc.	142,510	8,496
*	Cincinnati Bell Inc.	554,374	7,678
^	Frontier Communications Corp.	1,018,671	7,558
*	United States Cellular Corp.	184,748	7,425
	Spok Holdings Inc.	296,817	4,437
*	Hawaiian Telcom Holdco Inc.	137,025	3,656
*	pdvWireless Inc.	117,215	3,499
^,*	Globalstar Inc.	5,081,465	3,493
	Windstream Holdings Inc.	2,384,375	3,362
*	Ooma Inc.	222,168	2,422
*	NII Holdings Inc.	919,839	1,941
	IDT Corp. Class B	281,286	1,764
*	Fusion Telecommunications International Inc.	394,100	1,273
^,*	Pareteum Corp.	516,700	1,261
*	Alaska Communications Systems Group Inc.	539,199	971
^,*	One Horizon Group Inc.	93,512	79
*	Otelco Inc. Class A	1,411	21
			571,925
Utilities (2.9%)
	Atmos Energy Corp.	1,431,686	120,605
	UGI Corp.	2,248,308	99,870
	Westar Energy Inc. Class A	1,849,233	97,251
	Great Plains Energy Inc.	2,792,201	88,764
	OGE Energy Corp.	2,567,876	84,149
	Aqua America Inc.	2,310,625	78,700
*	Vistra Energy Corp.	3,663,919	76,319

	MDU Resources Group Inc.			2,532,992	71,329
	Vectren Corp.			1,081,551	69,133
	IDACORP Inc.			657,683	58,054
	WGL Holdings Inc.			668,483	55,919
	National Fuel Gas Co.			1,073,542	55,234
	Hawaiian Electric Industries Inc.			1,420,407	48,834
	ALLETE Inc.			665,075	48,052
	Portland General Electric Co.			1,143,576	46,326
	New Jersey Resources Corp.			1,140,761	45,744
	Spire Inc.			630,854	45,611
	ONE Gas Inc.			686,173	45,301
	Avista Corp.			840,718	43,087
	Southwest Gas Holdings Inc.			624,909	42,263
	PNM Resources Inc.			1,037,973	39,702
	Black Hills Corp.			684,098	37,147
	Avangrid Inc.			724,038	37,013
	NorthWestern Corp.			621,449	33,434
	South Jersey Industries Inc.			1,048,603	29,529
	El Paso Electric Co.			532,861	27,176
	Ormat Technologies Inc.			466,856	26,321
	MGE Energy Inc.			452,582	25,390
	American States Water Co.			478,421	25,385
	California Water Service Group			624,549	23,264
*	Dynegy Inc.			1,705,843	23,063
	Otter Tail Corp.			529,861	22,969
	Northwest Natural Gas Co.			378,213	21,804
	Pattern Energy Group Inc. Class A			1,142,768	19,758
	NRG Yield Inc.			928,057	15,777
	Chesapeake Utilities Corp.			214,981	15,124
	SJW Group			211,934	11,171
	Connecticut Water Service Inc.			157,868	9,556
	Unitil Corp.			198,108	9,194
	Middlesex Water Co.			214,688	7,879
	TerraForm Power Inc. Class A			540,931	5,804
	NRG Yield Inc. Class A			337,795	5,553
	York Water Co.			167,742	5,200
^,*	Cadiz Inc.			310,866	4,197
	Artesian Resources Corp. Class A			108,768	3,968
^	Spark Energy Inc. Class A			192,715	2,284
	RGC Resources Inc.			85,121	2,162
*	AquaVenture Holdings Ltd.			153,305	1,904
*	Pure Cycle Corp.			194,651	1,839
*	US Geothermal Inc.			192,276	1,031
	Genie Energy Ltd. Class B			154,779	772
	Global Water Resources Inc.			8,895	80
					1,815,995
Total Common Stocks (Cost $46,553,011)					62,598,173
			Maturity
		Coupon	Date
Preferred Stocks (0.0%)
	GCI Liberty Inc. Pfd. (Cost $355)	5.000%	3/10/39	31,237	730

Temporary Cash Investments (2.4%)1
Money Market Fund (2.3%)
4,5 Vanguard Market Liquidity Fund		1.775%		15,047,215	1,504,721

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.461%	5/3/18	3,650	3,645
6	United States Treasury Bill	1.602%	5/24/18	5,000	4,988
6	United States Treasury Bill	1.446%	5/31/18	12,600	12,566
6	United States Treasury Bill	1.578%	6/7/18	2,000	1,994
6	United States Treasury Bill	1.497%	6/14/18	3,400	3,389
6	United States Treasury Bill	1.783%	6/21/18	5,000	4,981
6	United States Treasury Bill	1.693%	7/12/18	3,000	2,985
	United States Treasury Bill	1.849%	8/16/18	5,000	4,966
					39,514
Total Temporary Cash Investments (Cost $1,544,172)					1,544,235
Total Investments (101.4%) (Cost $48,097,538)					64,143,138
Other Asset and Liabilities-Net (-1.4%)5,7					(888,473)
Net Assets (100%)					63,254,665

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $830,034,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $892,540,000 of collateral received for securities on loan.
6 Securities with a value of $29,512,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $400,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	4,586	351,104	(16,079)
E-mini S&P Mid-Cap 400 Index	June 2018	843	158,745	(3,584)
E-mini S&P 500 Index	June 2018	1,064	140,608	(4,508)
				(24,171)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
SLM Corp.	5/9/2018	GSCM	24,149	(2.21%)	50
Ambac Financial Group Inc.	4/11/2018	GSCM	4,300	(2.21%)	370
					420
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	62,592,494	130	5,549
Preferred Stocks	730	—	—
Temporary Cash Investments	1,504,721	39,514	—
Futures Contracts—Assets[1]	7,315	—	—
Swap Contracts—Assets	—	420	—

Extended Market Index Fund

Total	64,105,260	40,064	5,549
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with

Extended Market Index Fund

each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At March 31, 2018, the cost of investment securities for tax purposes was $48,103,468,000. Net unrealized appreciation of investment securities for tax purposes was $16,039,670,000, consisting of unrealized gains of $19,611,553,000 on securities that had risen in value since their purchase and $3,571,883,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.5%)
	DowDuPont Inc.	57,465,862	3,661,150
	Praxair Inc.	7,061,838	1,019,023
	Ecolab Inc.	6,411,716	878,854
	Air Products & Chemicals Inc.	5,397,560	858,374
	LyondellBasell Industries NV Class A	7,788,041	823,040
	PPG Industries Inc.	6,159,209	687,368
*	Freeport-McMoRan Inc.	33,933,638	596,214
	International Paper Co.	10,185,133	544,192
	Newmont Mining Corp.	13,159,908	514,158
	Nucor Corp.	7,835,041	478,643
	Eastman Chemical Co.	3,185,057	336,278
	Celanese Corp. Class A	3,352,113	335,915
	International Flavors & Fragrances Inc.	1,951,348	267,159
	FMC Corp.	3,310,287	253,469
	Albemarle Corp.	2,724,870	252,704
	Steel Dynamics Inc.	5,557,168	245,738
	Avery Dennison Corp.	2,168,339	230,386
	Chemours Co.	4,504,718	219,425
	CF Industries Holdings Inc.	5,756,420	217,190
	Mosaic Co.	8,557,560	207,778
*	Alcoa Corp.	4,560,911	205,059
*	Axalta Coating Systems Ltd.	5,456,744	164,739
	RPM International Inc.	3,291,202	156,892
	United States Steel Corp.	4,336,190	152,591
	Huntsman Corp.	5,026,665	147,030
	Reliance Steel & Aluminum Co.	1,703,629	146,069
	Royal Gold Inc.	1,614,573	138,643
	Olin Corp.	4,112,311	124,973
	Ashland Global Holdings Inc.	1,531,060	106,853
	Westlake Chemical Corp.	959,953	106,699
	WR Grace & Co.	1,670,468	102,283
	Versum Materials Inc.	2,692,409	101,315
	NewMarket Corp.	234,305	94,116
	PolyOne Corp.	1,999,186	85,005
	Scotts Miracle-Gro Co.	986,486	84,591
*	Univar Inc.	2,788,547	77,382
*	Ingevity Corp.	1,045,821	77,067
	Cabot Corp.	1,373,839	76,550
	Peabody Energy Corp.	2,095,346	76,480
	Sensient Technologies Corp.	1,067,660	75,355
	KapStone Paper and Packaging Corp.	2,154,283	73,913
*	Allegheny Technologies Inc.	3,089,688	73,164
	Domtar Corp.	1,546,706	65,797
	Balchem Corp.	794,701	64,967
	HB Fuller Co.	1,242,956	61,812
	Minerals Technologies Inc.	876,754	58,699
	Commercial Metals Co.	2,718,267	55,616
	US Silica Holdings Inc.	1,999,163	51,019
*	Cleveland-Cliffs Inc.	7,326,146	50,917

*	Platform Specialty Products Corp.	5,286,204	50,906
	Carpenter Technology Corp.	1,153,061	50,873
^	Compass Minerals International Inc.	829,465	50,017
*	GCP Applied Technologies Inc.	1,686,763	49,000
*	Ferro Corp.	2,073,261	48,141
	Arch Coal Inc. Class A	514,325	47,256
	Quaker Chemical Corp.	312,636	46,311
	Worthington Industries Inc.	1,066,071	45,756
*	Cambrex Corp.	810,182	42,373
	Stepan Co.	504,030	41,925
	Innospec Inc.	602,449	41,328
	Tronox Ltd. Class A	2,150,159	39,649
	Kaiser Aluminum Corp.	391,488	39,501
*	Kraton Corp.	780,974	37,260
*	Coeur Mining Inc.	4,561,264	36,490
	Hecla Mining Co.	9,916,602	36,394
*,^	AK Steel Holding Corp.	7,742,019	35,071
	Neenah Inc.	414,737	32,515
	A Schulman Inc.	660,006	28,380
	Rayonier Advanced Materials Inc.	1,273,979	27,352
*	AdvanSix Inc.	713,740	24,824
	PH Glatfelter Co.	1,077,623	22,124
*	Koppers Holdings Inc.	507,097	20,842
	Warrior Met Coal Inc.	722,507	20,237
	Chase Corp.	170,757	19,885
*	Century Aluminum Co.	1,176,904	19,466
	Innophos Holdings Inc.	477,554	19,202
	KMG Chemicals Inc.	320,123	19,191
*	CONSOL Energy Inc.	631,552	18,296
*	CSW Industrials Inc.	380,415	17,138
*	SunCoke Energy Inc.	1,581,262	17,014
*,^	Fairmount Santrol Holdings Inc.	3,864,543	16,424
*	Clearwater Paper Corp.	401,646	15,704
*	Verso Corp.	854,249	14,386
	Tredegar Corp.	760,361	13,648
	American Vanguard Corp.	660,836	13,349
	Kronos Worldwide Inc.	580,190	13,112
*	Codexis Inc.	1,128,247	12,411
*	Resolute Forest Products Inc.	1,422,992	11,811
	Haynes International Inc.	308,884	11,463
*	OMNOVA Solutions Inc.	1,019,093	10,700
*	Veritiv Corp.	269,480	10,564
*	PQ Group Holdings Inc.	707,776	9,888
*	Nexeo Solutions Inc.	803,457	8,597
*	Intrepid Potash Inc.	2,262,730	8,236
	Hawkins Inc.	227,222	7,987
	FutureFuel Corp.	630,355	7,558
	Gold Resource Corp.	1,432,357	6,460
*	Cloud Peak Energy Inc.	1,880,861	5,473
	Olympic Steel Inc.	260,546	5,344
*,^	AgroFresh Solutions Inc.	683,772	5,026
*	Universal Stainless & Alloy Products Inc.	179,737	4,943
*,^	Uranium Energy Corp.	3,491,208	4,573
	Hallador Energy Co.	551,796	3,791
*,^	ChromaDex Corp.	831,658	3,493
*	Ryerson Holding Corp.	411,943	3,357
*,^	LSB Industries Inc.	477,330	2,926

	Synalloy Corp.	191,382	2,746
	Ampco-Pittsburgh Corp.	266,121	2,368
*,^	Ur-Energy Inc.	3,848,666	2,309
*,^	Marrone Bio Innovations Inc.	853,578	1,707
	Northern Technologies International Corp.	70,300	1,582
*,^	Ramaco Resources Inc.	156,834	1,128
*	NL Industries Inc.	141,712	1,112
*	Senomyx Inc.	1,088,009	968
*	General Moly Inc.	2,527,959	961
*,^	Pershing Gold Corp.	428,954	879
	United-Guardian Inc.	44,730	787
	Friedman Industries Inc.	106,118	623
*	Centrus Energy Corp. Class A	112,234	398
*	Solitario Zinc Corp.	608,874	284
*,^	Westwater Resources Inc.	431,989	247
*,^	US Gold Corp.	171,792	220
*,^	Paramount Gold Nevada Corp.	147,835	208
*,^	Golden Minerals Co.	516,559	208
*	Dynasil Corp. of America	158,073	206
*,^	Comstock Mining Inc.	619,000	155
*	Ikonics Corp.	6,410	56
*,^	US Antimony Corp.	69,973	18
			16,777,765
Consumer Goods (8.4%)
	Procter & Gamble Co.	62,193,140	4,930,672
	Coca-Cola Co.	94,597,367	4,108,364
	PepsiCo Inc.	35,034,272	3,823,991
	Philip Morris International Inc.	38,323,975	3,809,403
	Altria Group Inc.	46,906,575	2,923,218
	NIKE Inc. Class B	32,025,141	2,127,750
	Colgate-Palmolive Co.	21,601,749	1,548,413
	Mondelez International Inc. Class A	34,839,485	1,453,852
	Monsanto Co.	10,317,697	1,203,972
	Activision Blizzard Inc.	17,721,859	1,195,517
	General Motors Co.	31,093,205	1,129,927
	Ford Motor Co.	96,202,679	1,065,926
	Kimberly-Clark Corp.	8,652,529	952,903
	Kraft Heinz Co.	15,021,039	935,661
*	Electronic Arts Inc.	7,565,878	917,287
	Constellation Brands Inc. Class A	4,011,438	914,287
*,^	Tesla Inc.	3,332,760	886,947
	Estee Lauder Cos. Inc. Class A	5,539,048	829,306
	General Mills Inc.	14,029,534	632,171
	Archer-Daniels-Midland Co.	13,775,883	597,460
*	Monster Beverage Corp.	10,436,484	597,071
	Stanley Black & Decker Inc.	3,778,309	578,837
	VF Corp.	7,797,513	577,952
	Aptiv plc	6,558,638	557,287
	Tyson Foods Inc. Class A	7,333,988	536,775
	Dr Pepper Snapple Group Inc.	4,426,929	524,060
	Kellogg Co.	6,818,522	443,272
	Clorox Co.	3,189,911	424,609
	DR Horton Inc.	8,792,189	385,450
	Lennar Corp. Class A	6,328,260	372,988
	Tapestry Inc.	7,028,229	369,755
	Conagra Brands Inc.	9,873,132	364,121
*	Mohawk Industries Inc.	1,556,969	361,559

	Hershey Co.	3,508,131	347,165
	Brown-Forman Corp. Class B	6,155,535	334,861
	JM Smucker Co.	2,659,860	329,849
	Molson Coors Brewing Co. Class B	4,334,582	326,524
	McCormick & Co. Inc.	2,981,252	317,175
	Church & Dwight Co. Inc.	6,157,541	310,094
	Genuine Parts Co.	3,433,400	308,457
	Newell Brands Inc.	12,094,899	308,178
	Lear Corp.	1,649,815	307,014
	PVH Corp.	1,897,717	287,371
*	Take-Two Interactive Software Inc.	2,819,559	275,696
*	LKQ Corp.	7,234,321	274,542
	Whirlpool Corp.	1,743,053	266,879
	BorgWarner Inc.	5,195,407	260,965
	Bunge Ltd.	3,470,923	256,640
*	NVR Inc.	86,390	241,892
	Hasbro Inc.	2,762,685	232,894
	Ingredion Inc.	1,778,037	229,225
	Hormel Foods Corp.	6,533,582	224,233
*	Michael Kors Holdings Ltd.	3,562,576	221,165
*	Lululemon Athletica Inc.	2,479,400	220,964
	Lamb Weston Holdings Inc.	3,598,371	209,497
	Campbell Soup Co.	4,817,627	208,651
	Snap-on Inc.	1,399,486	206,480
	Coty Inc. Class A	11,108,956	203,294
	PulteGroup Inc.	6,382,489	188,220
	Harley-Davidson Inc.	4,159,867	178,375
*	WABCO Holdings Inc.	1,325,069	177,387
*	US Foods Holding Corp.	5,286,167	173,228
*	Middleby Corp.	1,378,786	170,680
	Leucadia National Corp.	7,500,952	170,497
	Polaris Industries Inc.	1,476,970	169,143
	Hanesbrands Inc.	8,880,891	163,586
	Pinnacle Foods Inc.	2,916,673	157,792
	Goodyear Tire & Rubber Co.	5,916,992	157,274
	Gentex Corp.	6,766,846	155,773
	Ralph Lauren Corp. Class A	1,367,011	152,832
	Toll Brothers Inc.	3,429,599	148,330
*,^	Herbalife Ltd.	1,508,349	147,019
	Leggett & Platt Inc.	3,254,163	144,355
	Thor Industries Inc.	1,235,262	142,265
	Pool Corp.	942,302	137,783
	Brunswick Corp.	2,154,783	127,973
*	Skechers U.S.A. Inc. Class A	3,140,313	122,127
	Carter's Inc.	1,160,312	120,788
*	Post Holdings Inc.	1,538,024	116,521
^	Mattel Inc.	8,501,722	111,798
	Valvoline Inc.	4,943,156	109,392
	Delphi Technologies plc	2,191,248	104,413
	Flowers Foods Inc.	4,426,096	96,754
	Dana Inc.	3,566,066	91,862
	Nu Skin Enterprises Inc. Class A	1,234,026	90,960
*,^	Wayfair Inc.	1,342,445	90,655
	Energizer Holdings Inc.	1,472,192	87,713
*	Blue Buffalo Pet Products Inc.	2,164,117	86,154
*	Visteon Corp.	765,110	84,346
*	Hain Celestial Group Inc.	2,434,807	78,084

*,^	Under Armour Inc. Class A	4,604,355	75,281
*	Zynga Inc. Class A	19,354,974	70,839
*	Darling Ingredients Inc.	4,077,375	70,539
*	Deckers Outdoor Corp.	781,265	70,337
	Tenneco Inc.	1,275,545	69,989
*	Welbilt Inc.	3,447,761	67,059
*,^	Under Armour Inc.	4,614,495	66,218
*	Edgewell Personal Care Co.	1,337,675	65,305
	Wolverine World Wide Inc.	2,251,582	65,071
*	Taylor Morrison Home Corp. Class A	2,749,266	64,003
*	TRI Pointe Group Inc.	3,739,065	61,433
	LCI Industries	586,851	61,121
	Sanderson Farms Inc.	507,061	60,350
	KB Home	2,121,252	60,350
	Columbia Sportswear Co.	781,735	59,748
	Spectrum Brands Holdings Inc.	572,227	59,340
	Lancaster Colony Corp.	473,809	58,345
*	Helen of Troy Ltd.	668,907	58,195
	Steven Madden Ltd.	1,319,284	57,917
*	Cooper-Standard Holdings Inc.	441,242	54,189
*	TreeHouse Foods Inc.	1,401,737	53,644
	Tupperware Brands Corp.	1,064,394	51,495
*	Tempur Sealy International Inc.	1,132,695	51,300
	Vector Group Ltd.	2,489,219	50,755
	J&J Snack Foods Corp.	370,282	50,566
	Herman Miller Inc.	1,477,585	47,209
*	Dorman Products Inc.	669,651	44,338
	WD-40 Co.	326,570	43,009
*	Meritage Homes Corp.	940,752	42,569
*,^	iRobot Corp.	651,582	41,825
*	American Axle & Manufacturing Holdings Inc.	2,741,459	41,725
*	Boston Beer Co. Inc. Class A	206,434	39,026
*	G-III Apparel Group Ltd.	1,027,588	38,720
	HNI Corp.	1,072,370	38,702
^	B&G Foods Inc.	1,632,648	38,694
	Callaway Golf Co.	2,335,179	38,204
	Interface Inc. Class A	1,491,843	37,594
	Cooper Tire & Rubber Co.	1,261,359	36,958
*	Cavco Industries Inc.	212,500	36,922
	La-Z-Boy Inc.	1,169,109	35,015
*	Hostess Brands Inc. Class A	2,342,057	34,639
	Calavo Growers Inc.	368,049	33,934
*	Sleep Number Corp.	952,443	33,478
	Fresh Del Monte Produce Inc.	729,695	33,011
	ACCO Brands Corp.	2,624,089	32,932
*	Fox Factory Holding Corp.	883,671	30,840
*	Avon Products Inc.	10,850,593	30,816
*	Gentherm Inc.	905,035	30,726
*,^	Cal-Maine Foods Inc.	701,072	30,637
	MDC Holdings Inc.	1,092,168	30,493
*	Pilgrim's Pride Corp.	1,233,325	30,352
*	LGI Homes Inc.	428,155	30,215
	Seaboard Corp.	7,021	29,945
	Universal Corp.	612,113	29,687
	Oxford Industries Inc.	396,122	29,535
	Schweitzer-Mauduit International Inc.	749,823	29,356
	MGP Ingredients Inc.	309,283	27,709

*	Central Garden & Pet Co. Class A	691,852	27,404
*	Crocs Inc.	1,632,175	26,523
	Winnebago Industries Inc.	698,840	26,276
	Medifast Inc.	279,618	26,130
	National Beverage Corp.	291,584	25,957
*	USANA Health Sciences Inc.	299,100	25,693
*	Modine Manufacturing Co.	1,195,325	25,281
	Steelcase Inc. Class A	1,842,290	25,055
	Camping World Holdings Inc. Class A	761,234	24,550
	Knoll Inc.	1,148,659	23,191
*,^	Fitbit Inc. Class A	4,531,798	23,112
*	Vista Outdoor Inc.	1,412,377	23,050
	Standard Motor Products Inc.	471,764	22,442
*	M/I Homes Inc.	684,067	21,788
	Briggs & Stratton Corp.	995,139	21,306
*	William Lyon Homes Class A	772,426	21,234
	Andersons Inc.	627,234	20,761
	Inter Parfums Inc.	425,683	20,071
	Coca-Cola Bottling Co. Consolidated	115,558	19,953
	Nutrisystem Inc.	733,473	19,767
	Lennar Corp. Class B	410,580	19,581
	Dean Foods Co.	2,243,645	19,340
	Phibro Animal Health Corp. Class A	485,627	19,279
	Acushnet Holdings Corp.	821,002	18,957
*	Century Communities Inc.	610,501	18,285
*	Stoneridge Inc.	659,283	18,196
*	Central Garden & Pet Co.	407,190	17,509
*	Universal Electronics Inc.	332,231	17,293
*	Malibu Boats Inc. Class A	500,554	16,623
	Titan International Inc.	1,240,387	15,641
	Movado Group Inc.	381,687	14,657
	Kimball International Inc. Class B	854,741	14,565
	Ethan Allen Interiors Inc.	604,630	13,876
*	Unifi Inc.	377,582	13,687
*,^	Fossil Group Inc.	1,074,348	13,644
	Tower International Inc.	479,513	13,306
*,^	GoPro Inc. Class A	2,698,552	12,926
*	Beazer Homes USA Inc.	771,034	12,298
	John B Sanfilippo & Son Inc.	200,099	11,580
	National Presto Industries Inc.	122,426	11,477
*,^	elf Beauty Inc.	563,676	10,918
^	Tootsie Roll Industries Inc.	370,090	10,899
*	MCBC Holdings Inc.	431,046	10,862
	Hooker Furniture Corp.	287,151	10,538
*	Nautilus Inc.	742,503	9,987
*	Motorcar Parts of America Inc.	463,137	9,925
*	Freshpet Inc.	598,812	9,850
*	Glu Mobile Inc.	2,519,517	9,499
*	Perry Ellis International Inc.	308,561	7,961
*	ZAGG Inc.	649,577	7,925
	Superior Industries International Inc.	585,406	7,786
*	Primo Water Corp.	663,967	7,775
	Culp Inc.	250,620	7,656
	Limoneira Co.	321,029	7,618
*	Farmer Brothers Co.	250,444	7,563
	Bassett Furniture Industries Inc.	241,455	7,328
	Flexsteel Industries Inc.	181,586	7,187

	Johnson Outdoors Inc. Class A	110,155	6,830
*,^	22nd Century Group Inc.	2,783,298	6,541
	Superior Uniform Group Inc.	231,336	6,077
*	Hovnanian Enterprises Inc. Class A	3,157,639	5,778
*	Vera Bradley Inc.	528,343	5,606
	Weyco Group Inc.	162,984	5,476
	Oil-Dri Corp. of America	136,100	5,470
*	Seneca Foods Corp. Class A	185,972	5,151
*	Alliance One International Inc.	197,695	5,150
*,^	Eastman Kodak Co.	896,745	4,798
*	Craft Brew Alliance Inc.	251,775	4,683
*,^	Revlon Inc. Class A	207,651	4,278
*	New Home Co. Inc.	384,016	4,255
	Lifetime Brands Inc.	336,352	4,171
*	Clarus Corp.	601,618	4,061
	Turning Point Brands Inc.	208,702	4,057
	Rocky Brands Inc.	185,059	3,970
*	Skyline Corp.	163,274	3,592
	Core Molding Technologies Inc.	187,022	3,335
*,^	Castle Brands Inc.	2,674,292	3,316
	Strattec Security Corp.	88,294	3,210
*,^	Vuzix Corp.	575,521	3,165
*	Shiloh Industries Inc.	360,556	3,137
	Hamilton Beach Brands Holding Co. Class A	143,787	3,051
	Libbey Inc.	578,775	2,830
	Marine Products Corp.	192,480	2,697
	Escalade Inc.	193,788	2,655
*,^	Jamba Inc.	303,128	2,598
*	Lakeland Industries Inc.	200,276	2,594
*	Delta Apparel Inc.	137,842	2,484
*	Nature's Sunshine Products Inc.	212,752	2,340
*,^	Akoustis Technologies Inc.	370,402	2,159
*,^	S&W Seed Co.	562,635	2,025
	Kewaunee Scientific Corp.	56,675	1,930
*	Natural Alternatives International Inc.	175,279	1,928
	Alico Inc.	69,657	1,895
*,^	PolarityTE Inc.	102,828	1,864
*,^	Orchids Paper Products Co.	227,573	1,855
*,^	Sequential Brands Group Inc.	820,261	1,710
	Crown Crafts Inc.	274,576	1,606
*	Funko Inc. Class A	192,360	1,579
*,^	Iconix Brand Group Inc.	1,295,497	1,438
	Rocky Mountain Chocolate Factory Inc.	114,287	1,375
*,^	Veru Inc.	753,450	1,364
	Unique Fabricating Inc.	159,609	1,347
*	US Auto Parts Network Inc.	640,927	1,314
	Acme United Corp.	59,859	1,247
*	JAKKS Pacific Inc.	566,895	1,190
*,^	Celsius Holdings Inc.	269,229	1,171
*,^	New Age Beverages Corp.	450,352	1,090
*	Lifevantage Corp.	292,255	1,055
*	Alpha Pro Tech Ltd.	293,460	983
	Virco Manufacturing Corp.	227,507	933
*,^	Nova Lifestyle Inc.	403,061	871
*	Dixie Group Inc.	282,155	776
	LS Starrett Co. Class A	105,296	711
*,^	Lipocine Inc.	461,683	706

*	Lifeway Foods Inc.	116,677	699
*	Tandy Leather Factory Inc.	93,919	662
*	Coffee Holding Co. Inc.	130,802	569
	Mannatech Inc.	32,631	512
*	Willamette Valley Vineyards Inc.	64,597	508
*	Zedge Inc. Class B	143,177	458
*,^	Long Blockchain Corp.	151,566	403
*	Differential Brands Group Inc.	284,075	355
*,^	Vince Holding Corp.	39,303	352
*	Cherokee Inc.	242,339	315
*,^	Reed's Inc.	176,831	301
*	Charles & Colvard Ltd.	212,413	289
*	Emerson Radio Corp.	153,609	224
*	Summer Infant Inc.	149,701	172
	P&F Industries Inc. Class A	19,303	146
*	Cyanotech Corp.	23,496	117
*	Bridgford Foods Corp.	6,780	100
*,^	CDTi Advanced Materials Inc.	100,233	98
	Ocean Bio-Chem Inc.	22,278	89
	CompX International Inc.	5,846	81
*	CTI Industries Corp.	14,046	56
*	Hovnanian Enterprises Inc. Class B	19,300	35
*	Koss Corp.	17,633	31
*,^	Level Brands Inc.	400	2
			56,810,344
Consumer Services (13.0%)
*	Amazon.com Inc.	10,151,619	14,692,844
	Home Depot Inc.	28,809,638	5,135,030
	Comcast Corp. Class A	114,352,773	3,907,434
	Walt Disney Co.	35,237,243	3,539,229
	Walmart Inc.	36,548,932	3,251,758
	McDonald's Corp.	19,665,655	3,075,315
*	Netflix Inc.	10,170,065	3,003,729
*	Booking Holdings Inc.	1,202,874	2,502,447
	Costco Wholesale Corp.	10,834,003	2,041,451
	Starbucks Corp.	32,941,846	1,907,003
	Time Warner Inc.	18,266,813	1,727,675
	Lowe's Cos. Inc.	19,448,041	1,706,566
	CVS Health Corp.	25,031,404	1,557,204
	Walgreens Boots Alliance Inc.	20,783,096	1,360,669
*	Charter Communications Inc. Class A	4,119,319	1,282,014
	TJX Cos. Inc.	14,820,950	1,208,797
*	eBay Inc.	23,712,065	954,173
	Twenty-First Century Fox Inc. Class A	25,990,105	953,577
	Target Corp.	13,410,540	931,094
	Marriott International Inc. Class A	6,614,947	899,500
	Delta Air Lines Inc.	15,828,137	867,540
	Southwest Airlines Co.	13,056,362	747,868
	Ross Stores Inc.	9,429,711	735,329
	McKesson Corp.	5,091,629	717,258
	Las Vegas Sands Corp.	9,753,909	701,306
	Yum! Brands Inc.	8,196,130	697,737
	Sysco Corp.	11,586,587	694,732
	Carnival Corp.	9,885,945	648,320
	Dollar General Corp.	6,698,355	626,631
*	Dollar Tree Inc.	5,846,456	554,829
	American Airlines Group Inc.	10,506,853	545,936

	Kroger Co.	21,751,455	520,730
*	O'Reilly Automotive Inc.	2,079,898	514,525
	Royal Caribbean Cruises Ltd.	4,219,557	496,811
	Cardinal Health Inc.	7,767,406	486,861
*	United Continental Holdings Inc.	6,379,499	443,184
	MGM Resorts International	12,569,810	440,195
*	AutoZone Inc.	674,480	437,528
	CBS Corp. Class B	8,493,965	436,505
	Best Buy Co. Inc.	6,131,646	429,154
	Omnicom Group Inc.	5,678,517	412,658
	Hilton Worldwide Holdings Inc.	5,066,882	399,068
	Twenty-First Century Fox Inc.	10,849,992	394,614
	Wynn Resorts Ltd.	2,027,706	369,772
	AmerisourceBergen Corp. Class A	4,066,970	350,613
	Expedia Group Inc.	3,085,001	340,615
*	Ulta Beauty Inc.	1,430,052	292,117
	Tiffany & Co.	2,910,908	284,279
*	Liberty Interactive Corp. QVC Group Class A	11,221,317	282,441
	Viacom Inc. Class B	9,067,291	281,630
	Nielsen Holdings plc	8,800,061	279,754
*	CarMax Inc.	4,457,807	276,117
	Kohl's Corp.	4,142,689	271,388
	Wyndham Worldwide Corp.	2,333,611	267,035
*	Norwegian Cruise Line Holdings Ltd.	4,969,032	263,210
*	Copart Inc.	5,141,839	261,874
	Darden Restaurants Inc.	3,043,599	259,467
	Domino's Pizza Inc.	1,060,641	247,723
	Aramark	6,062,443	239,830
	L Brands Inc.	5,919,131	226,170
*	Burlington Stores Inc.	1,683,561	224,166
	Macy's Inc.	7,511,266	223,385
*	Chipotle Mexican Grill Inc. Class A	689,118	222,661
	Vail Resorts Inc.	996,505	220,925
	Interpublic Group of Cos. Inc.	9,578,446	220,592
	Gap Inc.	6,719,675	209,654
*,^	GrubHub Inc.	2,038,754	206,872
	Advance Auto Parts Inc.	1,733,491	205,505
*	DISH Network Corp. Class A	5,350,457	202,729
	Tractor Supply Co.	3,095,241	195,062
	FactSet Research Systems Inc.	962,118	191,866
	Alaska Air Group Inc.	3,035,583	188,085
	News Corp. Class A	11,866,250	187,487
	KAR Auction Services Inc.	3,321,596	180,031
^	Sirius XM Holdings Inc.	27,828,590	173,650
*	ServiceMaster Global Holdings Inc.	3,329,105	169,285
*	Caesars Entertainment Corp.	14,766,794	166,126
	Service Corp. International	4,354,182	164,327
*	JetBlue Airways Corp.	7,937,522	161,290
*	Liberty Media Corp-Liberty SiriusXM C	3,909,362	159,697
*	Liberty Media Corp-Liberty Formula One	4,645,155	143,303
*	Bright Horizons Family Solutions Inc.	1,425,755	142,176
*	Live Nation Entertainment Inc.	3,315,220	139,703
	Nordstrom Inc.	2,877,715	139,310
*	Discovery Communications Inc.	7,061,252	137,836
	Foot Locker Inc.	2,993,683	136,332
	Dunkin' Brands Group Inc.	2,224,915	132,805
	H&R Block Inc.	5,159,445	131,102

*	Grand Canyon Education Inc.	1,190,932	124,953
	Rollins Inc.	2,432,133	124,112
	Six Flags Entertainment Corp.	1,773,804	110,437
	Sabre Corp.	5,081,269	108,993
*,^	TripAdvisor Inc.	2,648,752	108,307
	Chemed Corp.	394,233	107,570
	Dun & Bradstreet Corp.	908,591	106,305
*	Madison Square Garden Co. Class A	421,570	103,622
	Casey's General Stores Inc.	926,664	101,720
*	Five Below Inc.	1,359,747	99,724
	Williams-Sonoma Inc.	1,867,907	98,551
*	Liberty Media Corp-Liberty SiriusXM A	2,387,248	98,116
*	Hilton Grand Vacations Inc.	2,273,708	97,815
	Cinemark Holdings Inc.	2,576,794	97,068
^	Cracker Barrel Old Country Store Inc.	591,185	94,117
	Extended Stay America Inc.	4,739,284	93,696
	Texas Roadhouse Inc. Class A	1,578,318	91,195
	Dolby Laboratories Inc. Class A	1,432,146	91,027
*	Beacon Roofing Supply Inc.	1,676,848	88,990
*,^	Discovery Communications Inc. Class A	3,878,084	83,107
	Cable One Inc.	120,069	82,501
*	Stamps.com Inc.	409,835	82,397
	Aaron's Inc.	1,746,900	81,406
	Hyatt Hotels Corp. Class A	1,067,364	81,397
*	Yelp Inc. Class A	1,941,229	81,046
	ILG Inc.	2,594,559	80,717
*	Planet Fitness Inc. Class A	2,119,155	80,040
*	Avis Budget Group Inc.	1,703,990	79,815
	American Eagle Outfitters Inc.	3,935,988	78,444
	Wendy's Co.	4,450,015	78,098
	Tribune Media Co. Class A	1,918,473	77,717
	New York Times Co. Class A	3,185,812	76,778
*	SiteOne Landscape Supply Inc.	986,710	76,016
*	Etsy Inc.	2,696,351	75,660
	AMERCO	218,107	75,269
*	Ollie's Bargain Outlet Holdings Inc.	1,222,272	73,703
*	Sprouts Farmers Market Inc.	3,119,895	73,224
*	Performance Food Group Co.	2,444,734	72,975
	John Wiley & Sons Inc. Class A	1,117,686	71,197
	Nexstar Media Group Inc. Class A	1,063,220	70,704
	Bed Bath & Beyond Inc.	3,328,637	69,868
	Marriott Vacations Worldwide Corp.	522,900	69,650
*	AutoNation Inc.	1,473,073	68,910
	Dick's Sporting Goods Inc.	1,940,529	68,016
	Choice Hotels International Inc.	847,374	67,917
*	Adtalem Global Education Inc.	1,412,038	67,142
	SkyWest Inc.	1,217,194	66,215
^	Churchill Downs Inc.	267,338	65,244
*	Shutterfly Inc.	801,776	65,144
	Graham Holdings Co. Class B	107,755	64,895
	Hillenbrand Inc.	1,411,889	64,806
*	AMC Networks Inc. Class A	1,243,985	64,314
*	Urban Outfitters Inc.	1,739,011	64,274
*	Spirit Airlines Inc.	1,681,854	63,540
^	Boyd Gaming Corp.	1,944,741	61,959
	Jack in the Box Inc.	723,451	61,732
	TEGNA Inc.	5,283,708	60,181

	Lithia Motors Inc. Class A	589,464	59,253
	Sinclair Broadcast Group Inc. Class A	1,870,204	58,537
	Lions Gate Entertainment Corp. Class B	2,427,306	58,450
	Children's Place Inc.	429,401	58,076
*	Murphy USA Inc.	795,915	57,943
	Signet Jewelers Ltd.	1,490,778	57,425
*,^	Altice USA Inc. Class A	3,072,998	56,789
*	Sotheby's	1,105,725	56,735
*	Scientific Games Corp.	1,329,142	55,292
	Allegiant Travel Co. Class A	318,380	54,936
	PriceSmart Inc.	640,231	53,491
*	United Natural Foods Inc.	1,242,785	53,365
*	Michaels Cos. Inc.	2,690,151	53,023
*	Penn National Gaming Inc.	2,017,732	52,986
*	Liberty Expedia Holdings Inc. Class A	1,348,795	52,981
	Meredith Corp.	970,886	52,234
*	Sally Beauty Holdings Inc.	3,096,745	50,941
*	Chegg Inc.	2,429,846	50,201
	Red Rock Resorts Inc. Class A	1,702,711	49,855
	Bloomin' Brands Inc.	2,032,277	49,344
	Cheesecake Factory Inc.	1,008,671	48,638
*	Cars.com Inc.	1,675,716	47,473
*	Eldorado Resorts Inc.	1,422,357	46,938
	Hawaiian Holdings Inc.	1,204,169	46,601
*	Weight Watchers International Inc.	718,297	45,770
	Big Lots Inc.	1,040,520	45,294
*,^	RH	474,594	45,219
*	Groupon Inc. Class A	10,384,048	45,067
*,^	Rite Aid Corp.	26,460,784	44,454
*	Acxiom Corp.	1,858,892	42,215
*	Dave & Buster's Entertainment Inc.	1,003,798	41,899
	Monro Inc.	768,706	41,203
	Brinker International Inc.	1,135,323	40,985
*	Pinnacle Entertainment Inc.	1,344,933	40,550
	Abercrombie & Fitch Co.	1,670,230	40,436
	Morningstar Inc.	422,693	40,376
*	Rush Enterprises Inc. Class A	920,830	39,126
	Matthews International Corp. Class A	765,681	38,743
*	Herc Holdings Inc.	594,239	38,596
	DSW Inc. Class A	1,688,323	37,920
*	La Quinta Holdings Inc.	2,003,222	37,881
	Penske Automotive Group Inc.	851,925	37,766
	Lions Gate Entertainment Corp. Class A	1,436,166	37,096
*	Asbury Automotive Group Inc.	514,713	34,743
	Papa John's International Inc.	602,043	34,497
	World Wrestling Entertainment Inc. Class A	936,790	33,734
	Wingstop Inc.	712,722	33,662
*,^	Trade Desk Inc. Class A	658,493	32,674
	Caleres Inc.	968,798	32,552
*	MSG Networks Inc.	1,438,625	32,513
	Group 1 Automotive Inc.	488,722	31,933
	GameStop Corp. Class A	2,483,053	31,336
	Tailored Brands Inc.	1,220,419	30,584
	Guess? Inc.	1,423,143	29,516
*,^	Pandora Media Inc.	5,834,727	29,349
	Chico's FAS Inc.	3,161,634	28,581
*	Liberty Media Corp-Liberty Formula One Class A	955,044	27,973

	Office Depot Inc.	12,831,279	27,587
	Dine Brands Global Inc.	420,621	27,584
	Gannett Co. Inc.	2,738,545	27,331
	Strayer Education Inc.	269,521	27,235
*	Quotient Technology Inc.	1,985,219	26,006
	International Speedway Corp. Class A	576,676	25,431
*	Diplomat Pharmacy Inc.	1,259,429	25,377
	Capella Education Co.	284,554	24,856
*	Hertz Global Holdings Inc.	1,239,362	24,601
^	Dillard's Inc. Class A	305,552	24,548
*	Gray Television Inc.	1,932,453	24,542
	Scholastic Corp.	616,703	23,953
*	Denny's Corp.	1,541,520	23,786
	Core-Mark Holding Co. Inc.	1,096,234	23,306
	Sonic Corp.	917,299	23,143
*	Belmond Ltd. Class A	2,034,837	22,688
*,^	Party City Holdco Inc.	1,445,303	22,547
*,^	JC Penney Co. Inc.	7,232,762	21,843
	New Media Investment Group Inc.	1,260,278	21,601
	BJ's Restaurants Inc.	479,585	21,533
*	Career Education Corp.	1,611,595	21,176
*	Simply Good Foods Co.	1,532,983	21,048
*	National Vision Holdings Inc.	641,519	20,727
*	Liberty Media Corp-Liberty Braves Class C	872,208	19,904
	PetMed Express Inc.	476,525	19,895
*,^	ANGI Homeservices Inc. Class A	1,455,876	19,771
*,^	SeaWorld Entertainment Inc.	1,328,010	19,694
*	Providence Service Corp.	279,757	19,342
*	Genesco Inc.	473,541	19,226
*	Liberty TripAdvisor Holdings Inc. Class A	1,773,367	19,064
*,^	Shake Shack Inc. Class A	454,018	18,901
*	SP Plus Corp.	523,667	18,643
*	Red Robin Gourmet Burgers Inc.	319,254	18,517
	AMC Entertainment Holdings Inc. Class A	1,302,966	18,307
	Ruth's Hospitality Group Inc.	733,205	17,927
*	Houghton Mifflin Harcourt Co.	2,567,479	17,844
*	Laureate Education Inc. Class A	1,273,213	17,507
	Entercom Communications Corp. Class A	1,792,081	17,294
*	American Public Education Inc.	386,642	16,626
*	Lumber Liquidators Holdings Inc.	692,857	16,573
*,^	Trupanion Inc.	550,941	16,468
	EW Scripps Co. Class A	1,364,904	16,365
*	TrueCar Inc.	1,704,237	16,122
	Buckle Inc.	726,538	16,093
*,^	Conn's Inc.	459,270	15,615
*	At Home Group Inc.	467,401	14,976
	SpartanNash Co.	857,887	14,764
*,^	Overstock.com Inc.	400,928	14,534
	SUPERVALU Inc.	950,620	14,478
*,^	Roku Inc.	446,096	13,874
*	Express Inc.	1,920,326	13,750
	Marcus Corp.	451,139	13,692
*	K12 Inc.	959,312	13,603
*	Regis Corp.	858,632	12,991
*	Chefs' Warehouse Inc.	555,902	12,786
*	XO Group Inc.	614,493	12,751
*	MarineMax Inc.	644,954	12,544

^	Emerald Expositions Events Inc.	631,085	12,294
	Finish Line Inc. Class A	882,946	11,955
*	Monarch Casino & Resort Inc.	280,430	11,859
	Ingles Markets Inc. Class A	344,382	11,657
*	QuinStreet Inc.	908,453	11,601
*	Biglari Holdings Inc.	28,181	11,509
*	Zumiez Inc.	475,516	11,365
*	Hibbett Sports Inc.	474,282	11,359
*,^	Cargurus Inc.	291,766	11,224
	Sonic Automotive Inc. Class A	586,860	11,121
*	Chuy's Holdings Inc.	415,327	10,882
*	Titan Machinery Inc.	454,477	10,707
*	Golden Entertainment Inc.	448,695	10,423
*	Care.com Inc.	627,624	10,211
*	TechTarget Inc.	504,191	10,023
	Citi Trends Inc.	320,312	9,901
*	MDC Partners Inc. Class A	1,369,011	9,857
	Carriage Services Inc. Class A	353,152	9,768
*	Fiesta Restaurant Group Inc.	526,605	9,742
	Weis Markets Inc.	234,407	9,606
	National CineMedia Inc.	1,807,282	9,380
*	Carrols Restaurant Group Inc.	836,685	9,371
*	Ascena Retail Group Inc.	4,557,790	9,161
*	America's Car-Mart Inc.	178,431	9,002
^	Rent-A-Center Inc.	1,040,777	8,982
*	Boot Barn Holdings Inc.	496,586	8,804
	News Corp. Class B	544,791	8,771
	Haverty Furniture Cos. Inc.	428,962	8,644
*	Del Frisco's Restaurant Group Inc.	553,346	8,439
	Winmark Corp.	63,178	8,264
*,^	Carvana Co.	350,630	8,040
	Cato Corp. Class A	542,921	8,003
	Entravision Communications Corp. Class A	1,642,501	7,720
*	Potbelly Corp.	631,759	7,613
*	Del Taco Restaurants Inc.	715,383	7,411
*,^	Zoe's Kitchen Inc.	499,863	7,218
*	tronc Inc.	431,769	7,090
*	Drive Shack Inc.	1,462,009	6,988
*	1-800-Flowers.com Inc. Class A	585,063	6,904
	RCI Hospitality Holdings Inc.	237,770	6,750
	Barnes & Noble Inc.	1,349,297	6,679
	Shoe Carnival Inc.	271,864	6,470
*	Reading International Inc. Class A	373,363	6,216
	Pier 1 Imports Inc.	1,924,117	6,196
*,^	GNC Holdings Inc. Class A	1,599,949	6,176
*	PlayAGS Inc.	258,401	6,010
*	Bojangles' Inc.	424,423	5,878
	Nathan's Famous Inc.	78,056	5,768
	Tile Shop Holdings Inc.	950,425	5,703
*,^	Daily Journal Corp.	24,749	5,655
*	Clean Energy Fuels Corp.	3,362,440	5,548
*,^	Lands' End Inc.	237,456	5,545
*	Barnes & Noble Education Inc.	798,762	5,503
*	Lindblad Expeditions Holdings Inc.	529,965	5,443
*	Century Casinos Inc.	710,509	5,300
*	El Pollo Loco Holdings Inc.	522,466	4,963
*	Liberty Media Corp-Liberty Braves Class A	217,655	4,947

	Village Super Market Inc. Class A	185,950	4,904
*	Habit Restaurants Inc. Class A	548,539	4,827
	Speedway Motorsports Inc.	267,517	4,767
*,^	Duluth Holdings Inc.	249,048	4,665
*	Gaia Inc. Class A	300,545	4,658
*	Fogo De Chao Inc.	294,255	4,635
*,^	Stitch Fix Inc. Class A	225,971	4,583
*	Hemisphere Media Group Inc. Class A	405,908	4,566
*	Liquidity Services Inc.	697,626	4,535
*	Bridgepoint Education Inc. Class A	662,381	4,464
*	Avid Technology Inc.	964,656	4,380
	CSS Industries Inc.	249,208	4,361
*	Cambium Learning Group Inc.	388,531	4,352
	Clear Channel Outdoor Holdings Inc. Class A	886,179	4,342
	Saga Communications Inc. Class A	115,556	4,304
*	Francesca's Holdings Corp.	886,858	4,257
*	Red Lion Hotels Corp.	426,571	4,159
*,^	Tuesday Morning Corp.	1,034,055	4,085
*	Kirkland's Inc.	396,140	3,839
*	J Alexander's Holdings Inc.	329,963	3,778
^	Natural Health Trends Corp.	197,970	3,763
	Tilly's Inc. Class A	331,331	3,744
*	Smart & Final Stores Inc.	633,691	3,517
^	Big 5 Sporting Goods Corp.	475,843	3,450
	Collectors Universe Inc.	211,658	3,325
*,^	Sportsman's Warehouse Holdings Inc.	750,796	3,063
*,^	Boston Omaha Corp. Class A	137,918	3,015
*	Build-A-Bear Workshop Inc.	320,259	2,930
*	Town Sports International Holdings Inc.	381,513	2,900
*	Digital Turbine Inc.	1,437,079	2,889
*,^	Remark Holdings Inc.	492,206	2,796
*,^	Noodles & Co. Class A	366,832	2,770
	Marchex Inc. Class B	929,908	2,539
*	Vitamin Shoppe Inc.	580,350	2,525
	Liberty Tax Inc.	241,260	2,437
*,^	Container Store Group Inc.	440,571	2,397
*	New York & Co. Inc.	708,352	2,394
*	Leaf Group Ltd.	335,611	2,366
	AH Belo Corp. Class A	428,938	2,209
*	RealNetworks Inc.	718,845	2,200
*,^	Lee Enterprises Inc.	1,126,859	2,197
*	PCM Inc.	246,655	2,047
*,^	Global Eagle Entertainment Inc.	1,375,392	2,022
*	Full House Resorts Inc.	629,240	2,020
*,^	Sears Holdings Corp.	706,145	1,885
*,^	Inspired Entertainment Inc.	341,228	1,877
^	Fred's Inc. Class A	626,723	1,874
*	TheStreet Inc.	1,030,022	1,844
*	Rubicon Project Inc.	1,001,812	1,803
	Townsquare Media Inc. Class A	226,296	1,795
*	Natural Grocers by Vitamin Cottage Inc.	241,385	1,728
	A-Mark Precious Metals Inc.	136,129	1,668
	Peak Resorts Inc.	336,921	1,634
*,^	Cogint Inc.	643,142	1,608
*	FTD Cos. Inc.	418,249	1,522
*	Educational Development Corp.	57,356	1,434
*	J. Jill Inc.	322,291	1,425

*,^	Blue Apron Holdings Inc. Class A	699,272	1,399
*	EVINE Live Inc.	1,311,246	1,337
^	Stage Stores Inc.	604,914	1,319
*,^	Papa Murphy's Holdings Inc.	267,258	1,299
*	Destination XL Group Inc.	740,016	1,295
*,^	Stein Mart Inc.	781,770	1,188
*	Urban One Inc.	577,563	1,184
*,^	Profire Energy Inc.	416,126	1,136
*	Travelzoo	152,382	1,105
	Salem Media Group Inc. Class A	304,136	1,095
	Wayside Technology Group Inc.	82,067	1,067
	Ark Restaurants Corp.	41,710	1,001
*	Ascent Capital Group Inc. Class A	260,147	957
*	Bravo Brio Restaurant Group Inc.	238,286	953
	Dover Motorsports Inc.	442,500	929
*,^	McClatchy Co. Class A	96,865	896
	Beasley Broadcast Group Inc. Class A	76,851	868
*	Luby's Inc.	308,772	858
*	AutoWeb Inc.	283,057	844
*,^	Chicken Soup For The Soul Entertainment Inc.	116,305	828
*,^	Destination Maternity Corp.	296,396	768
*	Emmis Communications Corp. Class A	166,128	766
	Harte-Hanks Inc.	78,963	728
*	Nevada Gold & Casinos Inc.	313,955	688
*,^	Famous Dave's of America Inc.	94,194	669
*,^	Social Reality Inc.	147,420	565
*	ONE Group Hospitality Inc.	197,752	544
*,^	Red Violet Inc.	85,752	523
*	Christopher & Banks Corp.	451,842	483
*,^	Good Times Restaurants Inc.	154,244	470
	Canterbury Park Holding Corp.	31,705	458
*,^	Interpace Diagnostics Group Inc.	504,537	445
*,^	Sears Hometown and Outlet Stores Inc.	125,995	378
*,^	Ifresh Inc.	39,610	325
*,^	Kona Grill Inc.	161,160	306
*	Rush Enterprises Inc. Class B	7,149	289
*,^	Live Ventures Inc.	18,652	227
	National American University Holdings Inc.	170,808	222
*,^	Genius Brands International Inc.	68,896	189
	Value Line Inc.	9,438	173
*	Diversified Restaurant Holdings Inc.	126,397	171
*	Spark Networks SE ADR	11,270	168
*	Insignia Systems Inc.	96,450	152
	Gaming Partners International Corp.	13,878	137
*	Dover Downs Gaming & Entertainment Inc.	102,519	136
*,^	SPAR Group Inc.	98,012	135
*,^	Rave Restaurant Group Inc.	109,555	135
*,^	Eastside Distilling Inc.	19,312	134
^	FAT Brands Inc.	5,432	36
*	NTN Buzztime Inc.	4,842	33
*	Youngevity International Inc.	7,184	30
	Haverty Furniture Cos. Inc. Class A	1,375	28
	Viacom Inc. Class A	300	12
*	YogaWorks Inc.	3,300	9
*,2	Universal Travel Group	42,843	7
*	DGSE Cos. Inc.	2,900	2
*	Urban One Inc. Class A	950	2

* RLJ Entertainment Inc.	300	1
		87,353,595
Financials (20.4%)
JPMorgan Chase & Co.	85,597,224	9,413,127
* Berkshire Hathaway Inc. Class B	46,593,241	9,294,420
Bank of America Corp.	240,033,563	7,198,607
Wells Fargo & Co.	109,339,917	5,730,505
Visa Inc. Class A	44,478,616	5,320,532
Citigroup Inc.	65,217,396	4,402,174
Mastercard Inc. Class A	23,034,758	4,034,768
Goldman Sachs Group Inc.	8,372,260	2,108,637
US Bancorp	38,711,467	1,954,929
Morgan Stanley	33,439,795	1,804,411
PNC Financial Services Group Inc.	11,146,231	1,685,756
American Express Co.	16,972,434	1,583,189
American Tower Corp.	10,879,233	1,581,188
Charles Schwab Corp.	29,896,672	1,561,204
BlackRock Inc.	2,769,607	1,500,352
Chubb Ltd.	10,870,486	1,486,756
CME Group Inc.	8,394,881	1,357,788
Simon Property Group Inc.	7,904,486	1,220,057
American International Group Inc.	22,254,177	1,211,072
S&P Global Inc.	6,264,649	1,196,924
Bank of New York Mellon Corp.	22,501,106	1,159,482
Capital One Financial Corp.	11,994,824	1,149,344
Crown Castle International Corp.	10,231,415	1,121,465
Prudential Financial Inc.	10,401,875	1,077,114
Intercontinental Exchange Inc.	14,368,145	1,041,978
Marsh & McLennan Cos. Inc.	12,523,395	1,034,307
BB&T Corp.	19,190,704	998,684
MetLife Inc.	20,584,830	944,638
Travelers Cos. Inc.	6,690,685	929,069
Progressive Corp.	14,362,756	875,123
State Street Corp.	8,619,018	859,575
Aon plc	6,073,375	852,277
Aflac Inc.	19,236,504	841,789
Allstate Corp.	8,748,745	829,381
Prologis Inc.	13,076,441	823,685
Equinix Inc.	1,930,405	807,180
SunTrust Banks Inc.	11,610,599	789,985
Public Storage	3,647,861	730,995
Weyerhaeuser Co.	18,648,637	652,702
Moody's Corp.	4,008,725	646,607
Discover Financial Services	8,747,179	629,185
T. Rowe Price Group Inc.	5,724,119	618,033
M&T Bank Corp.	3,337,071	615,222
Synchrony Financial	18,333,282	614,715
AvalonBay Communities Inc.	3,407,020	560,319
Equity Residential	9,080,180	559,521
Northern Trust Corp.	5,330,350	549,719
Fifth Third Bancorp	17,124,845	543,714
Ameriprise Financial Inc.	3,646,406	539,449
Digital Realty Trust Inc.	5,072,392	534,529
Regions Financial Corp.	28,571,206	530,853
KeyCorp	26,503,150	518,137
Citizens Financial Group Inc.	12,006,488	504,032
Welltower Inc.	9,137,178	497,337

* SBA Communications Corp. Class A	2,900,110	495,687
Willis Towers Watson plc	3,256,944	495,674
Boston Properties Inc.	3,811,358	469,636
* IHS Markit Ltd.	9,422,671	454,550
Hartford Financial Services Group Inc.	8,793,377	453,035
Ventas Inc.	8,790,772	435,407
Principal Financial Group Inc.	7,135,283	434,610
TD Ameritrade Holding Corp.	7,002,548	414,761
Comerica Inc.	4,274,459	410,049
Huntington Bancshares Inc.	27,130,298	409,668
Lincoln National Corp.	5,377,215	392,859
Essex Property Trust Inc.	1,629,750	392,248
* Markel Corp.	326,677	382,294
First Republic Bank	3,960,957	366,824
* E*TRADE Financial Corp.	6,563,948	363,708
Realty Income Corp.	7,008,279	362,538
* CBRE Group Inc. Class A	7,505,093	354,391
XL Group Ltd.	6,313,940	348,908
Equifax Inc.	2,959,821	348,697
Loews Corp.	6,894,958	342,886
Host Hotels & Resorts Inc.	18,225,506	339,723
MSCI Inc. Class A	2,223,291	332,315
Invesco Ltd.	10,015,345	320,591
Cboe Global Markets Inc.	2,775,762	316,714
GGP Inc.	15,362,976	314,327
* SVB Financial Group	1,301,821	312,450
Alexandria Real Estate Equities Inc.	2,494,465	311,534
Arthur J Gallagher & Co.	4,467,539	307,054
Annaly Capital Management Inc.	28,560,704	297,888
* Berkshire Hathaway Inc. Class A	984	294,314
Ally Financial Inc.	10,723,311	291,138
Raymond James Financial Inc.	3,231,860	288,961
Cincinnati Financial Corp.	3,852,187	286,063
Vornado Realty Trust	4,221,016	284,074
Franklin Resources Inc.	8,158,847	282,949
* Arch Capital Group Ltd.	3,203,732	274,207
HCP Inc.	11,588,331	269,197
SEI Investments Co.	3,495,980	261,884
* Liberty Broadband Corp.	3,042,518	260,713
Unum Group	5,455,600	259,741
Affiliated Managers Group Inc.	1,370,076	259,739
Everest Re Group Ltd.	1,007,205	258,670
Zions Bancorporation	4,892,448	257,979
Extra Space Storage Inc.	2,952,382	257,920
FNF Group	6,399,840	256,122
Mid-America Apartment Communities Inc.	2,803,987	255,836
Nasdaq Inc.	2,869,865	247,440
Reinsurance Group of America Inc. Class A	1,585,636	244,188
UDR Inc.	6,620,270	235,814
SL Green Realty Corp.	2,432,171	235,507
Duke Realty Corp.	8,791,453	232,798
Torchmark Corp.	2,688,005	226,249
Regency Centers Corp.	3,807,381	224,559
Voya Financial Inc.	4,424,224	223,423
East West Bancorp Inc.	3,572,416	223,419
Alleghany Corp.	361,227	221,952
Iron Mountain Inc.	6,695,832	220,025

Western Union Co.	11,311,841	217,527
Federal Realty Investment Trust	1,807,747	209,898
American Financial Group Inc.	1,743,294	195,632
Jones Lang LaSalle Inc.	1,118,059	195,258
Macerich Co.	3,483,239	195,131
Camden Property Trust	2,291,848	192,928
MarketAxess Holdings Inc.	883,108	192,023
* Athene Holding Ltd. Class A	3,832,040	183,210
* Signature Bank	1,282,187	182,006
AGNC Investment Corp.	9,590,858	181,459
Equity LifeStyle Properties Inc.	1,973,866	173,246
Kilroy Realty Corp.	2,438,785	173,056
Lazard Ltd. Class A	3,198,805	168,129
VEREIT Inc.	24,014,763	167,143
WP Carey Inc.	2,665,582	165,239
WR Berkley Corp.	2,251,258	163,666
Sun Communities Inc.	1,779,403	162,584
Invitation Homes Inc.	7,020,291	160,273
CIT Group Inc.	3,084,683	158,861
Apartment Investment & Management Co.	3,872,335	157,798
PacWest Bancorp	3,185,347	157,770
People's United Financial Inc.	8,451,518	157,705
Eaton Vance Corp.	2,759,048	153,596
* Black Knight Inc.	3,247,331	152,949
First American Financial Corp.	2,605,309	152,880
First Horizon National Corp.	8,004,377	150,722
Gaming and Leisure Properties Inc.	4,501,737	150,673
Cullen/Frost Bankers Inc.	1,417,402	150,344
National Retail Properties Inc.	3,801,682	149,254
New York Community Bancorp Inc.	11,406,089	148,621
Brown & Brown Inc.	5,825,996	148,213
Janus Henderson Group plc	4,452,895	147,346
Douglas Emmett Inc.	3,993,269	146,793
Bank of the Ozarks	3,001,385	144,877
Liberty Property Trust	3,630,126	144,225
Kimco Realty Corp.	9,977,256	143,673
Commerce Bancshares Inc.	2,386,168	142,955
Synovus Financial Corp.	2,793,137	139,489
RenaissanceRe Holdings Ltd.	987,714	136,808
* Zillow Group Inc.	2,542,821	136,804
* Western Alliance Bancorp	2,349,574	136,534
New Residential Investment Corp.	8,225,864	135,315
Healthcare Trust of America Inc. Class A	5,073,247	134,187
* Howard Hughes Corp.	954,071	132,740
Starwood Property Trust Inc.	6,333,790	132,693
^ Omega Healthcare Investors Inc.	4,890,953	132,251
Lamar Advertising Co. Class A	2,073,435	131,995
Old Republic International Corp.	6,148,051	131,876
DCT Industrial Trust Inc.	2,319,206	130,664
American Campus Communities Inc.	3,377,631	130,444
LPL Financial Holdings Inc.	2,105,421	128,578
CubeSmart	4,493,800	126,725
Webster Financial Corp.	2,281,099	126,373
Hudson Pacific Properties Inc.	3,860,717	125,589
Validus Holdings Ltd.	1,856,068	125,192
American Homes 4 Rent Class A	6,182,528	124,145
Hanover Insurance Group Inc.	1,048,821	123,646

	Forest City Realty Trust Inc. Class A	6,055,249	122,679
	CyrusOne Inc.	2,376,658	121,709
*	Brighthouse Financial Inc.	2,367,285	121,678
	Park Hotels & Resorts Inc.	4,446,328	120,140
*	GCI Liberty Inc. - Class A	2,257,908	119,353
	Wintrust Financial Corp.	1,386,466	119,305
	Prosperity Bancshares Inc.	1,640,815	119,172
	Sterling Bancorp	5,283,279	119,138
*	MGIC Investment Corp.	9,153,212	118,992
	Assurant Inc.	1,300,333	118,863
	Pinnacle Financial Partners Inc.	1,825,204	117,178
	Medical Properties Trust Inc.	8,986,288	116,822
	Umpqua Holdings Corp.	5,440,348	116,478
	Brixmor Property Group Inc.	7,517,272	114,638
	Interactive Brokers Group Inc.	1,673,040	112,495
	Axis Capital Holdings Ltd.	1,952,974	112,433
	Rayonier Inc.	3,188,929	112,187
	Highwoods Properties Inc.	2,533,259	111,007
*,^	Credit Acceptance Corp.	333,352	110,143
*	Texas Capital Bancshares Inc.	1,220,207	109,697
	Hancock Holding Co.	2,097,914	108,462
	STORE Capital Corp.	4,297,910	106,674
	FNB Corp.	7,927,538	106,625
	Primerica Inc.	1,094,484	105,727
	Associated Banc-Corp	4,252,854	105,683
	BankUnited Inc.	2,636,361	105,402
	Popular Inc.	2,524,277	105,060
	IBERIABANK Corp.	1,336,438	104,242
	Radian Group Inc.	5,331,455	101,511
	EPR Properties	1,812,896	100,434
	Assured Guaranty Ltd.	2,757,226	99,812
	Hospitality Properties Trust	3,855,358	97,695
	Chemical Financial Corp.	1,763,941	96,452
	Valley National Bancorp	7,727,443	96,284
	Life Storage Inc.	1,146,690	95,772
	Stifel Financial Corp.	1,606,034	95,125
	Apple Hospitality REIT Inc.	5,350,925	94,016
*	Essent Group Ltd.	2,180,624	92,807
	Senior Housing Properties Trust	5,888,783	92,218
*	Equity Commonwealth	2,999,083	91,982
	Realogy Holdings Corp.	3,348,730	91,353
	Cousins Properties Inc.	10,338,116	89,735
	JBG SMITH Properties	2,650,953	89,364
	FirstCash Inc.	1,098,535	89,256
	CNO Financial Group Inc.	4,101,125	88,871
	Home BancShares Inc.	3,889,169	88,712
	Selective Insurance Group Inc.	1,451,725	88,120
	Bank of Hawaii Corp.	1,053,484	87,545
	United Bankshares Inc.	2,477,131	87,319
	Investors Bancorp Inc.	6,398,046	87,269
	TCF Financial Corp.	3,795,523	86,576
	Spirit Realty Capital Inc.	11,126,436	86,341
	First Industrial Realty Trust Inc.	2,946,530	86,127
	Healthcare Realty Trust Inc.	3,097,985	85,845
	Navient Corp.	6,533,469	85,719
	Gramercy Property Trust	3,938,091	85,575
	Legg Mason Inc.	2,103,453	85,505

Weingarten Realty Investors	3,017,705	84,737
Sunstone Hotel Investors Inc.	5,552,925	84,516
CoreSite Realty Corp.	842,507	84,470
RLJ Lodging Trust	4,317,944	83,941
Ryman Hospitality Properties Inc.	1,073,566	83,148
Taubman Centers Inc.	1,428,316	81,285
UMB Financial Corp.	1,120,743	81,131
BGC Partners Inc. Class A	6,031,561	81,125
LaSalle Hotel Properties	2,785,873	80,818
Colony NorthStar Inc. Class A	14,368,920	80,753
MB Financial Inc.	1,978,067	80,072
* Zillow Group Inc. Class A	1,466,287	79,180
Blackstone Mortgage Trust Inc. Class A	2,486,533	78,127
Sabra Health Care REIT Inc.	4,406,330	77,772
Fulton Financial Corp.	4,376,194	77,677
* HealthEquity Inc.	1,275,909	77,244
Cathay General Bancorp	1,920,479	76,781
PotlatchDeltic Corp.	1,470,176	76,523
Chimera Investment Corp.	4,377,823	76,218
Columbia Banking System Inc.	1,812,472	76,033
BancorpSouth Bank	2,378,731	75,644
Glacier Bancorp Inc.	1,956,081	75,074
Federated Investors Inc. Class B	2,232,524	74,566
South State Corp.	873,004	74,467
MFA Financial Inc.	9,817,720	73,927
Washington Federal Inc.	2,136,195	73,912
* SLM Corp.	6,544,239	73,361
First Financial Bankshares Inc.	1,573,983	72,875
* Green Dot Corp. Class A	1,135,494	72,853
Erie Indemnity Co. Class A	613,364	72,156
Paramount Group Inc.	5,060,714	72,065
White Mountains Insurance Group Ltd.	85,663	70,460
Brandywine Realty Trust	4,367,034	69,349
Physicians Realty Trust	4,414,144	68,728
EastGroup Properties Inc.	815,841	67,437
Community Bank System Inc.	1,257,568	67,355
Corporate Office Properties Trust	2,605,669	67,304
^ Uniti Group Inc.	4,122,025	66,983
Evercore Inc. Class A	756,596	65,975
Aspen Insurance Holdings Ltd.	1,467,555	65,820
National Health Investors Inc.	977,604	65,783
Empire State Realty Trust Inc.	3,912,032	65,683
RLI Corp.	1,035,084	65,614
Two Harbors Investment Corp.	4,239,941	65,168
Retail Properties of America Inc.	5,527,227	64,447
ProAssurance Corp.	1,325,803	64,368
Outfront Media Inc.	3,411,074	63,924
First Citizens BancShares Inc. Class A	153,069	63,254
First Midwest Bancorp Inc.	2,555,337	62,836
GEO Group Inc.	3,066,968	62,781
* Blackhawk Network Holdings Inc.	1,394,031	62,313
Old National Bancorp	3,670,972	62,039
Piedmont Office Realty Trust Inc. Class A	3,498,639	61,541
American Equity Investment Life Holding Co.	2,095,624	61,528
Education Realty Trust Inc.	1,875,757	61,431
Columbia Property Trust Inc.	2,946,459	60,285
Great Western Bancorp Inc.	1,483,638	59,746

	CVB Financial Corp.	2,634,660	59,649
	Union Bankshares Corp.	1,623,805	59,610
	BOK Financial Corp.	592,731	58,674
	Hope Bancorp Inc.	3,214,747	58,476
	Simmons First National Corp. Class A	2,055,251	58,472
	United Community Banks Inc.	1,845,118	58,398
	Pebblebrook Hotel Trust	1,692,235	58,128
*,^	LendingTree Inc.	177,021	58,089
	STAG Industrial Inc.	2,397,086	57,338
	CoreCivic Inc.	2,927,744	57,150
*,^	BofI Holding Inc.	1,391,999	56,418
	Rexford Industrial Realty Inc.	1,940,339	55,862
*	OneMain Holdings Inc.	1,853,119	55,482
	Kennedy-Wilson Holdings Inc.	3,171,354	55,182
	International Bancshares Corp.	1,403,996	54,615
	Urban Edge Properties	2,555,512	54,560
	Financial Engines Inc.	1,556,344	54,472
	PS Business Parks Inc.	481,810	54,464
	Kemper Corp.	951,402	54,230
	DDR Corp.	7,346,222	53,848
	Apollo Commercial Real Estate Finance Inc.	2,971,844	53,434
	Washington REIT	1,956,500	53,412
*	FCB Financial Holdings Inc. Class A	1,044,678	53,383
	Xenia Hotels & Resorts Inc.	2,664,790	52,550
	DiamondRock Hospitality Co.	4,921,136	51,377
^	Tanger Factory Outlet Centers Inc.	2,326,115	51,175
	Acadia Realty Trust	2,075,374	51,054
	Trustmark Corp.	1,622,647	50,562
	First Merchants Corp.	1,212,477	50,560
*	Enstar Group Ltd.	239,039	50,258
	Renasant Corp.	1,175,336	50,022
	Moelis & Co. Class A	980,667	49,867
*	HRG Group Inc.	2,996,089	49,406
	Independent Bank Corp.	680,222	48,670
	LegacyTexas Financial Group Inc.	1,136,040	48,645
	Retail Opportunity Investments Corp.	2,745,887	48,520
*	Eagle Bancorp Inc.	808,173	48,369
	Ameris Bancorp	890,814	47,124
	Towne Bank	1,608,722	46,009
	Terreno Realty Corp.	1,332,806	45,995
	Argo Group International Holdings Ltd.	795,424	45,657
	ServisFirst Bancshares Inc.	1,117,819	45,629
	Banner Corp.	816,422	45,303
*	Quality Care Properties Inc.	2,326,918	45,212
	HFF Inc. Class A	903,568	44,907
	WesBanco Inc.	1,047,653	44,316
	Invesco Mortgage Capital Inc.	2,685,963	43,996
*	Pacific Premier Bancorp Inc.	1,087,247	43,707
	Santander Consumer USA Holdings Inc.	2,671,508	43,546
	Horace Mann Educators Corp.	1,007,254	43,060
	First Financial Bancorp	1,464,793	42,992
	Lexington Realty Trust	5,393,230	42,445
	Hilltop Holdings Inc.	1,797,502	42,169
	CenterState Bank Corp.	1,578,297	41,872
	Walker & Dunlop Inc.	689,875	40,992
*	PRA Group Inc.	1,063,971	40,431
	Virtu Financial Inc. Class A	1,218,190	40,200

First Hawaiian Inc.	1,412,492	39,310
Artisan Partners Asset Management Inc. Class A	1,179,019	39,261
Waddell & Reed Financial Inc. Class A	1,942,315	39,254
Chesapeake Lodging Trust	1,403,276	39,025
Alexander & Baldwin Inc.	1,686,168	39,001
QTS Realty Trust Inc. Class A	1,059,707	38,383
Capitol Federal Financial Inc.	3,086,927	38,124
Northwest Bancshares Inc.	2,288,593	37,899
Provident Financial Services Inc.	1,468,323	37,574
LTC Properties Inc.	981,804	37,309
WSFS Financial Corp.	775,619	37,152
NBT Bancorp Inc.	1,035,969	36,756
Westamerica Bancorporation	623,092	36,189
Berkshire Hills Bancorp Inc.	950,215	36,061
Heartland Financial USA Inc.	670,783	35,585
Navigators Group Inc.	616,784	35,558
* FGL Holdings	3,493,823	35,462
Four Corners Property Trust Inc.	1,529,713	35,321
National General Holdings Corp.	1,446,739	35,170
Summit Hotel Properties Inc.	2,563,489	34,889
* Genworth Financial Inc. Class A	12,294,659	34,794
Agree Realty Corp.	724,158	34,789
Park National Corp.	330,382	34,280
Houlihan Lokey Inc. Class A	764,773	34,109
VICI Properties Inc.	1,860,149	34,078
Mack-Cali Realty Corp.	2,016,103	33,689
First Commonwealth Financial Corp.	2,384,195	33,689
Government Properties Income Trust	2,436,087	33,277
S&T Bancorp Inc.	831,754	33,220
American Assets Trust Inc.	982,818	32,836
AmTrust Financial Services Inc.	2,660,151	32,746
* LendingClub Corp.	9,285,392	32,499
First Busey Corp.	1,071,306	31,839
* Cannae Holdings Inc.	1,663,231	31,369
Kite Realty Group Trust	2,052,736	31,263
Employers Holdings Inc.	772,832	31,261
* Third Point Reinsurance Ltd.	2,239,594	31,242
Mercury General Corp.	678,231	31,110
Independent Bank Group Inc.	437,912	30,960
National Storage Affiliates Trust	1,232,683	30,916
* First BanCorp	5,108,404	30,753
Washington Prime Group Inc.	4,600,878	30,688
Select Income REIT	1,566,205	30,510
Sandy Spring Bancorp Inc.	775,160	30,045
Infinity Property & Casualty Corp.	252,598	29,908
Boston Private Financial Holdings Inc.	1,985,882	29,888
First Interstate BancSystem Inc. Class A	755,606	29,884
Piper Jaffray Cos.	356,321	29,592
Brookline Bancorp Inc.	1,811,199	29,341
Redwood Trust Inc.	1,894,347	29,306
Ladder Capital Corp. Class A	1,927,146	29,061
* Seacoast Banking Corp. of Florida	1,095,598	29,001
State Bank Financial Corp.	918,151	27,554
Lakeland Financial Corp.	594,622	27,489
Global Net Lease Inc.	1,624,954	27,429
Tompkins Financial Corp.	360,568	27,317
Monmouth Real Estate Investment Corp.	1,809,692	27,218

	Safety Insurance Group Inc.	352,844	27,116
*	Encore Capital Group Inc.	599,480	27,097
	PennyMac Mortgage Investment Trust	1,496,170	26,976
	Beneficial Bancorp Inc.	1,692,776	26,323
	AMERISAFE Inc.	475,477	26,270
	WisdomTree Investments Inc.	2,857,080	26,199
	RE/MAX Holdings Inc. Class A	433,294	26,193
	First Bancorp	733,512	26,150
	OceanFirst Financial Corp.	972,047	26,002
	NRG Yield Inc.	1,504,507	25,577
	Heritage Financial Corp.	835,608	25,570
	CYS Investments Inc.	3,789,420	25,465
	City Holding Co.	371,285	25,455
	Enterprise Financial Services Corp.	536,691	25,171
	CareTrust REIT Inc.	1,876,703	25,148
*	NMI Holdings Inc. Class A	1,495,644	24,753
	Meta Financial Group Inc.	225,493	24,624
	MainSource Financial Group Inc.	602,939	24,509
	Kinsale Capital Group Inc.	476,328	24,450
	Universal Insurance Holdings Inc.	765,601	24,423
	American National Insurance Co.	207,956	24,323
	Southside Bancshares Inc.	698,026	24,249
	Meridian Bancorp Inc.	1,195,623	24,092
	Stewart Information Services Corp.	546,540	24,015
	Ramco-Gershenson Properties Trust	1,941,102	23,992
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,230,336	23,992
	United Fire Group Inc.	490,450	23,473
	ARMOUR Residential REIT Inc.	1,000,074	23,282
	Hanmi Financial Corp.	756,725	23,269
	National Bank Holdings Corp. Class A	699,445	23,257
	Kearny Financial Corp.	1,787,351	23,236
	BancFirst Corp.	432,356	22,958
	Lakeland Bancorp Inc.	1,136,122	22,552
^	Seritage Growth Properties Class A	628,750	22,352
	Americold Realty Trust	1,167,669	22,279
	TFS Financial Corp.	1,492,151	21,920
	James River Group Holdings Ltd.	612,410	21,722
	Tier REIT Inc.	1,174,009	21,696
	ConnectOne Bancorp Inc.	751,502	21,643
	Easterly Government Properties Inc.	1,053,486	21,491
	Chatham Lodging Trust	1,117,759	21,405
*,^	Redfin Corp.	937,159	21,395
	TPG RE Finance Trust Inc.	1,070,751	21,297
	Franklin Street Properties Corp.	2,512,440	21,130
	PJT Partners Inc.	421,734	21,129
	Preferred Bank	327,797	21,045
	Virtus Investment Partners Inc.	169,529	20,988
	Cohen & Steers Inc.	514,289	20,911
	Bryn Mawr Bank Corp.	470,571	20,682
	Central Pacific Financial Corp.	710,665	20,226
	Capstead Mortgage Corp.	2,333,579	20,185
	United Financial Bancorp Inc.	1,243,834	20,150
*	Customers Bancorp Inc.	687,772	20,049
	Banc of California Inc.	1,038,656	20,046
*,^	MBIA Inc.	2,161,351	20,014
	Cadence BanCorp Class A	734,968	20,013
	Getty Realty Corp.	782,873	19,744

Alexander's Inc.	51,620	19,679
MTGE Investment Corp.	1,090,401	19,518
Independence Realty Trust Inc.	2,095,330	19,235
TrustCo Bank Corp. NY	2,273,847	19,214
InfraREIT Inc.	970,922	18,865
Univest Corp. of Pennsylvania	679,097	18,811
Washington Trust Bancorp Inc.	348,606	18,738
TriCo Bancshares	503,074	18,724
CoBiz Financial Inc.	953,946	18,697
Universal Health Realty Income Trust	306,496	18,420
* Flagstar Bancorp Inc.	513,393	18,174
Carolina Financial Corp.	462,485	18,166
* Liberty Broadband Corp. Class A	212,770	18,043
* Triumph Bancorp Inc.	434,635	17,907
* HomeStreet Inc.	623,796	17,872
* St. Joe Co.	945,308	17,819
Stock Yards Bancorp Inc.	506,230	17,769
Horizon Bancorp	586,714	17,607
Flushing Financial Corp.	652,470	17,591
Nelnet Inc. Class A	331,850	17,392
Live Oak Bancshares Inc.	616,169	17,130
FBL Financial Group Inc. Class A	246,906	17,123
Hersha Hospitality Trust Class A	948,706	16,982
^ CBL & Associates Properties Inc.	4,051,894	16,896
* Enova International Inc.	758,131	16,717
Community Trust Bancorp Inc.	369,651	16,708
National Western Life Group Inc. Class A	54,555	16,633
Diamond Hill Investment Group Inc.	79,399	16,401
New Senior Investment Group Inc.	1,999,495	16,356
Granite Point Mortgage Trust Inc.	987,226	16,329
German American Bancorp Inc.	487,123	16,246
Camden National Corp.	365,030	16,244
Federal Agricultural Mortgage Corp.	186,199	16,203
* iStar Inc.	1,588,736	16,157
^ Pennsylvania REIT	1,669,694	16,113
Guaranty Bancorp	567,171	16,079
Northfield Bancorp Inc.	1,026,309	16,021
^ New York Mortgage Trust Inc.	2,651,005	15,720
Investors Real Estate Trust	3,002,255	15,582
* INTL. FCStone Inc.	364,656	15,564
NRG Yield Inc. Class A	938,708	15,432
Heritage Commerce Corp.	932,251	15,364
Opus Bank	548,499	15,358
* Marcus & Millichap Inc.	422,443	15,233
* National Commerce Corp.	348,937	15,196
Saul Centers Inc.	297,927	15,185
* EZCORP Inc. Class A	1,144,467	15,107
Investment Technology Group Inc.	764,201	15,085
Oritani Financial Corp.	969,191	14,877
CatchMark Timber Trust Inc. Class A	1,187,595	14,809
Ashford Hospitality Trust Inc.	2,290,784	14,798
Armada Hoffler Properties Inc.	1,077,326	14,749
* Veritex Holdings Inc.	530,839	14,688
* First Foundation Inc.	791,510	14,675
First of Long Island Corp.	530,971	14,575
BBX Capital Corp. Class A	1,576,293	14,518
Bridge Bancorp Inc.	432,588	14,513

	QCR Holdings Inc.	323,541	14,511
	Peoples Bancorp Inc.	408,532	14,482
	Urstadt Biddle Properties Inc. Class A	748,556	14,447
	Great Southern Bancorp Inc.	270,383	13,506
*	Nationstar Mortgage Holdings Inc.	751,416	13,495
	Dime Community Bancshares Inc.	729,192	13,417
*	Bancorp Inc.	1,228,838	13,271
*	Green Bancorp Inc.	590,373	13,136
*,^	Willscot Corp.	957,292	13,067
	Preferred Apartment Communities Inc. Class A	908,244	12,888
	Peapack Gladstone Financial Corp.	383,559	12,807
*	TriState Capital Holdings Inc.	539,331	12,539
	First Defiance Financial Corp.	218,232	12,509
	Fidelity Southern Corp.	539,264	12,441
	Mercantile Bank Corp.	373,918	12,433
*	FB Financial Corp.	301,492	12,238
*	Equity Bancshares Inc. Class A	311,573	12,201
	Blue Hills Bancorp Inc.	572,265	11,932
*	World Acceptance Corp.	111,379	11,728
	RMR Group Inc. Class A	167,646	11,727
	AG Mortgage Investment Trust Inc.	674,552	11,717
	Gladstone Commercial Corp.	672,675	11,664
*	Greenlight Capital Re Ltd. Class A	723,849	11,618
	KKR Real Estate Finance Trust Inc.	578,229	11,599
	Anworth Mortgage Asset Corp.	2,402,741	11,533
*	PennyMac Financial Services Inc. Class A	509,128	11,532
	Independent Bank Corp.	502,500	11,507
	OFG Bancorp	1,099,006	11,485
	Maiden Holdings Ltd.	1,758,736	11,432
	State Auto Financial Corp.	396,273	11,322
	Community Healthcare Trust Inc.	439,684	11,317
	Midland States Bancorp Inc.	358,298	11,308
*	Ocwen Financial Corp.	2,722,753	11,218
	Front Yard Residential Corp.	1,101,414	11,069
	CorEnergy Infrastructure Trust Inc.	293,933	11,034
	United Insurance Holdings Corp.	576,117	11,027
	United Community Financial Corp.	1,112,769	10,972
^	Orchid Island Capital Inc.	1,481,718	10,920
	First Community Bancshares Inc.	363,323	10,845
*	Allegiance Bancshares Inc.	276,799	10,837
	Westwood Holdings Group Inc.	189,492	10,704
	Waterstone Financial Inc.	617,183	10,677
	People's Utah Bancorp	330,439	10,673
*	Nicolet Bankshares Inc.	190,648	10,499
	Bank of Marin Bancorp	152,238	10,497
*	HomeTrust Bancshares Inc.	401,667	10,463
	NexPoint Residential Trust Inc.	420,244	10,439
*	Republic First Bancorp Inc.	1,198,992	10,431
	Arbor Realty Trust Inc.	1,178,116	10,391
	UMH Properties Inc.	773,782	10,376
	Dynex Capital Inc.	1,544,653	10,241
	Financial Institutions Inc.	343,385	10,164
*	Industrial Logistics Properties Trust	499,560	10,161
*	Atlantic Capital Bancshares Inc.	559,134	10,120
	Arrow Financial Corp.	296,430	10,064
	CNB Financial Corp.	342,777	9,971
	First Financial Corp.	238,702	9,930

*	Franklin Financial Network Inc.	302,096	9,848
*	Tejon Ranch Co.	422,457	9,763
	Old Second Bancorp Inc.	699,050	9,717
	Clifton Bancorp Inc.	614,736	9,621
	Western Asset Mortgage Capital Corp.	991,945	9,612
	Bar Harbor Bankshares	342,046	9,482
*	FRP Holdings Inc.	169,293	9,480
	Access National Corp.	327,004	9,329
	City Office REIT Inc.	806,299	9,321
	Hamilton Lane Inc. Class A	248,148	9,239
	Whitestone REIT	872,349	9,064
*	PCSB Financial Corp.	425,223	8,921
	MidWestOne Financial Group Inc.	267,608	8,909
*	Ambac Financial Group Inc.	567,760	8,902
	MedEquities Realty Trust Inc.	843,567	8,866
*,^	New York REIT Inc.	412,129	8,865
^	Greenhill & Co. Inc.	473,983	8,769
	1st Source Corp.	172,849	8,750
*	Newmark Group Inc. Class A	573,179	8,707
	Arlington Asset Investment Corp. Class A	779,036	8,601
	First Bancshares Inc.	262,721	8,473
*	Cowen Inc. Class A	633,785	8,366
	Cedar Realty Trust Inc.	2,119,588	8,351
	West Bancorporation Inc.	324,143	8,298
	Resource Capital Corp.	872,541	8,298
^	Heritage Insurance Holdings Inc.	546,865	8,290
	Ares Commercial Real Estate Corp.	664,602	8,208
	One Liberty Properties Inc.	370,942	8,198
	Cambridge Bancorp	93,227	8,134
	Ashford Hospitality Prime Inc.	827,917	8,047
	First Mid-Illinois Bancshares Inc.	220,488	8,037
	First Internet Bancorp	216,867	8,024
	Ladenburg Thalmann Financial Services Inc.	2,430,270	7,947
	First Connecticut Bancorp Inc.	309,141	7,914
	HCI Group Inc.	207,194	7,907
^	Farmers & Merchants Bancorp Inc.	195,645	7,898
*	Byline Bancorp Inc.	340,312	7,803
	Farmers National Banc Corp.	561,300	7,774
	Sierra Bancorp	290,674	7,744
	Home Bancorp Inc.	177,914	7,681
	Western New England Bancorp Inc.	718,434	7,651
*,^	Health Insurance Innovations Inc. Class A	264,035	7,631
	Cherry Hill Mortgage Investment Corp.	434,742	7,625
	Old Line Bancshares Inc.	229,302	7,567
	Global Indemnity Ltd.	218,560	7,545
	Republic Bancorp Inc. Class A	196,945	7,543
*	On Deck Capital Inc.	1,344,153	7,514
	American National Bankshares Inc.	198,703	7,471
*	Regional Management Corp.	232,139	7,391
	Jernigan Capital Inc.	407,067	7,368
*,^	Citizens Inc. Class A	980,141	7,175
^	Farmland Partners Inc.	858,297	7,167
*	WMIH Corp.	5,019,904	7,128
	Farmers Capital Bank Corp.	178,150	7,117
*	Safeguard Scientifics Inc.	576,623	7,064
*	Southern First Bancshares Inc.	155,668	6,927
	Territorial Bancorp Inc.	233,117	6,914

	Hingham Institution for Savings	33,478	6,896
	National Bankshares Inc.	153,006	6,893
*	BSB Bancorp Inc.	224,462	6,869
	Peoples Financial Services Corp.	149,737	6,836
	Sutherland Asset Management Corp.	450,108	6,819
	PICO Holdings Inc.	594,034	6,802
	Southern National Bancorp of Virginia Inc.	428,883	6,794
	RBB Bancorp	255,166	6,729
	Enterprise Bancorp Inc.	190,131	6,710
	Merchants Bancorp	305,962	6,578
	Charter Financial Corp.	320,857	6,542
	First Bancorp Inc.	233,325	6,528
	Marlin Business Services Corp.	229,974	6,520
	Capital City Bank Group Inc.	261,465	6,471
	Shore Bancshares Inc.	339,022	6,394
*	eHealth Inc.	446,342	6,387
	Southern Missouri Bancorp Inc.	173,081	6,335
	Oppenheimer Holdings Inc. Class A	244,930	6,307
*,^	Altisource Portfolio Solutions SA	236,564	6,283
	EMC Insurance Group Inc.	231,249	6,262
*	HarborOne Bancorp Inc.	354,148	6,254
	Consolidated-Tomoka Land Co.	99,201	6,235
	Great Ajax Corp.	457,921	6,205
	Baldwin & Lyons Inc.	276,937	6,093
	BankFinancial Corp.	357,091	6,063
	Guaranty Bancshares Inc.	181,251	6,037
	Summit Financial Group Inc.	237,378	5,937
	First Bank	411,460	5,925
	FNB Bancorp	160,994	5,923
	Citizens & Northern Corp.	252,970	5,841
	Macatawa Bank Corp.	567,501	5,828
	Investors Title Co.	29,098	5,817
*	MoneyGram International Inc.	659,681	5,686
	Ames National Corp.	205,571	5,653
	Northrim BanCorp Inc.	162,010	5,597
	MutualFirst Financial Inc.	152,328	5,522
	Century Bancorp Inc. Class A	69,532	5,521
^	Bluerock Residential Growth REIT Inc. Class A	640,039	5,440
	Bankwell Financial Group Inc.	164,499	5,310
*,^	Forestar Group Inc.	250,927	5,307
	FS Bancorp Inc.	98,526	5,271
	BCB Bancorp Inc.	336,703	5,269
	Codorus Valley Bancorp Inc.	185,770	5,224
	First Business Financial Services Inc.	205,692	5,175
*	SmartFinancial Inc.	217,904	5,134
	Sussex Bancorp	168,600	5,125
^	GAIN Capital Holdings Inc.	758,817	5,122
*	First Northwest Bancorp	302,712	5,113
	Civista Bancshares Inc.	223,072	5,099
	Orrstown Financial Services Inc.	210,135	5,075
	Timberland Bancorp Inc.	166,648	5,066
	Central Valley Community Bancorp	257,305	5,033
*	Bank of Princeton	144,868	4,997
	Riverview Bancorp Inc.	527,567	4,927
	Bank of Commerce Holdings	421,001	4,905
*	Atlantic Coast Financial Corp.	474,498	4,887
	Investar Holding Corp.	188,481	4,872

	Evans Bancorp Inc.	106,388	4,814
	MBT Financial Corp.	446,897	4,804
	Penns Woods Bancorp Inc.	112,508	4,760
*	Stratus Properties Inc.	154,934	4,679
*	Sterling Bancorp Inc.	343,208	4,637
	Ellington Residential Mortgage REIT	420,285	4,606
	Federated National Holding Co.	286,391	4,516
	Pzena Investment Management Inc. Class A	403,565	4,492
*	Howard Bancorp Inc.	225,381	4,463
*	AV Homes Inc.	240,257	4,457
	MidSouth Bancorp Inc.	348,907	4,414
*	NI Holdings Inc.	263,267	4,397
	Unity Bancorp Inc.	199,004	4,378
	Independence Holding Co.	122,798	4,378
	Reis Inc.	199,775	4,285
*	Community Bankers Trust Corp.	474,834	4,274
	Kingstone Cos. Inc.	253,928	4,266
	Northeast Bancorp	207,432	4,252
	Gladstone Land Corp.	351,759	4,249
	Bear State Financial Inc.	413,691	4,240
	SI Financial Group Inc.	293,277	4,223
*	Entegra Financial Corp.	144,122	4,180
	LCNB Corp.	218,549	4,152
	C&F Financial Corp.	78,800	4,145
^	Innovative Industrial Properties Inc.	154,288	4,127
*	Trinity Place Holdings Inc.	627,012	4,076
	Safety Income & Growth Inc.	252,324	4,035
*	Pacific Mercantile Bancorp	411,516	3,930
	ACNB Corp.	133,595	3,908
	Reliant Bancorp Inc.	171,191	3,901
	Donegal Group Inc. Class A	246,340	3,892
	MVB Financial Corp.	194,000	3,832
	ESSA Bancorp Inc.	254,680	3,736
*,^	Longfin Corp.	215,841	3,725
	County Bancorp Inc.	126,977	3,709
	Owens Realty Mortgage Inc.	252,842	3,686
2	Winthrop Realty Trust	562,609	3,676
	Global Medical REIT Inc.	525,888	3,655
	Chemung Financial Corp.	78,078	3,628
*	Hallmark Financial Services Inc.	404,755	3,610
*	Elevate Credit Inc.	508,049	3,597
	Community Financial Corp.	96,475	3,591
*	Malvern Bancorp Inc.	137,227	3,568
	GAMCO Investors Inc. Class A	141,614	3,516
	Parke Bancorp Inc.	162,698	3,384
	Middlefield Banc Corp.	68,285	3,353
	Federal Agricultural Mortgage Corp. Class A	41,769	3,325
	Prudential Bancorp Inc.	183,029	3,320
	Peoples Bancorp of North Carolina Inc.	107,804	3,312
	First Financial Northwest Inc.	195,218	3,270
	Premier Financial Bancorp Inc.	173,807	3,235
	First Guaranty Bancshares Inc.	123,775	3,217
^	Union Bankshares Inc.	62,929	3,197
*	Atlas Financial Holdings Inc.	303,716	3,143
	Tiptree Inc.	493,567	3,134
*	Bay Bancorp Inc.	230,784	3,104
^	Greene County Bancorp Inc.	84,105	3,087

	United Security Bancshares	284,368	3,057
	Clipper Realty Inc.	357,527	3,028
	Silvercrest Asset Management Group Inc. Class A	195,101	2,966
	1st Constitution Bancorp	135,163	2,920
*	Esquire Financial Holdings Inc.	117,971	2,879
*	Metropolitan Bank Holding Corp.	66,908	2,818
*	Provident Bancorp Inc.	105,636	2,805
	Associated Capital Group Inc. Class A	74,243	2,780
	Sotherly Hotels Inc.	392,483	2,716
	Provident Financial Holdings Inc.	149,835	2,711
*	Ashford Inc.	28,292	2,708
*	Select Bancorp Inc.	197,554	2,639
*	Capstar Financial Holdings Inc.	137,376	2,587
	SB Financial Group Inc.	136,390	2,510
	DNB Financial Corp.	69,832	2,490
	Bluegreen Vacations Corp.	112,727	2,386
	Luther Burbank Corp.	198,373	2,382
*	First United Corp.	120,015	2,304
	MSB Financial Corp.	121,527	2,181
*	Transcontinental Realty Investors Inc.	52,656	2,138
*	Maui Land & Pineapple Co. Inc.	181,832	2,118
	Two River Bancorp	115,638	2,087
*,^	Impac Mortgage Holdings Inc.	261,677	2,067
*	Curo Group Holdings Corp.	118,692	2,042
	First Savings Financial Group Inc.	28,986	2,028
	American River Bankshares	130,024	2,017
	Colony Northstar Credit Real Estate Inc. Class A	106,122	2,011
	Blue Capital Reinsurance Holdings Ltd.	161,959	1,976
^	Five Oaks Investment Corp.	676,213	1,968
	CB Financial Services Inc.	63,572	1,949
*	Coastway Bancorp Inc.	71,316	1,943
*	Jason Industries Inc.	597,574	1,858
*	Consumer Portfolio Services Inc.	491,566	1,853
	Plumas Bancorp	74,137	1,842
	Mackinac Financial Corp.	108,795	1,758
	Summit State Bank	126,542	1,696
*,^	Aspen Group Inc.	235,988	1,666
	AmeriServ Financial Inc.	413,195	1,653
*	Victory Capital Holdings Inc. Class A	127,300	1,566
	Global Self Storage Inc.	353,584	1,563
	United Bancorp Inc.	123,352	1,554
*,^	Riot Blockchain Inc.	229,861	1,522
	Hennessy Advisors Inc.	73,898	1,426
	Griffin Industrial Realty Inc.	37,944	1,424
*	PDL Community Bancorp	96,796	1,418
	PB Bancorp Inc.	130,685	1,366
	Eagle Bancorp Montana Inc.	65,369	1,356
*,^	ITUS Corp.	347,601	1,335
	Condor Hospitality Trust Inc.	129,639	1,296
*,^	Anchor Bancorp Inc.	51,344	1,258
	Manhattan Bridge Capital Inc.	172,279	1,197
	Citizens Community Bancorp Inc.	85,675	1,197
	First US Bancshares Inc.	102,757	1,176
	Manning & Napier Inc.	332,877	1,165
*	Performant Financial Corp.	385,460	1,156
	Old Point Financial Corp.	43,728	1,154
*	Nicholas Financial Inc.	124,786	1,132

*	Randolph Bancorp Inc.	68,831	1,110
	United Community Bancorp	43,985	1,108
	Urstadt Biddle Properties Inc.	64,362	1,092
*	Tremont Mortgage Trust	76,963	1,009
	Elmira Savings Bank	49,500	1,002
	Severn Bancorp Inc.	137,009	993
	First Community Corp.	42,409	971
	HopFed Bancorp Inc.	66,571	965
	Medley Management Inc. Class A	163,603	933
*	Altisource Asset Management Corp.	13,783	858
*	Security National Financial Corp. Class A	159,180	820
	Sound Financial Bancorp Inc.	21,956	805
*,^	IZEA Inc.	210,517	771
	BRT Apartments Corp.	64,449	757
^	Wheeler REIT Inc.	210,423	753
^	US Global Investors Inc. Class A	296,698	751
*	Meridian Bank	42,029	738
	Pathfinder Bancorp Inc.	48,152	737
*	Porter Bancorp Inc.	52,082	714
*,^	DPW Holdings Inc.	871,179	697
*	1347 Property Insurance Holdings Inc.	91,546	655
^	Sachem Capital Corp.	174,987	607
*	Conifer Holdings Inc.	103,597	606
	Norwood Financial Corp.	19,602	590
	Citizens First Corp.	22,973	567
*,^	Intersections Inc.	339,844	554
*	FFBW Inc.	50,272	552
	Bank of South Carolina Corp.	23,427	473
*	Community First Bancshares Inc.	38,486	432
*	National Holdings Corp.	94,636	432
*	Bancorp 34 Inc.	28,027	420
*	Central Federal Corp.	172,435	400
^	HV Bancorp Inc.	25,024	375
	Ottawa Bancorp Inc.	27,075	371
*,^	ZAIS Group Holdings Inc.	86,704	351
*	Bridgewater Bancshares Inc.	25,422	332
*	First Acceptance Corp.	280,268	238
*,^	Ditech Holding Corp.	25,299	227
*	JW Mays Inc.	5,455	203
*,^	CPI Card Group Inc.	64,064	193
	WVS Financial Corp.	11,313	182
	RAIT Financial Trust	1,091,851	176
	Bancorp of New Jersey Inc.	9,631	160
	Bank of the James Financial Group Inc.	10,344	156
	Oxbridge Re Holdings Ltd.	67,076	151
*	Eagle Financial Bancorp Inc.	9,624	151
^	Jacksonville Bancorp Inc.	4,452	148
*	Income Opportunity Realty Investors Inc.	12,550	147
*,^	RMG Networks Holding Corp.	102,173	145
	IF Bancorp Inc.	6,961	139
*	ICC Holdings Inc.	8,902	134
	Asta Funding Inc.	31,446	116
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	115
	Southwest Georgia Financial Corp.	3,684	78
*,^	Naked Brand Group Inc.	46,124	68
	Cohen & Co. Inc.	4,329	47
*	FSB Bancorp Inc.	889	15

Glen Burnie Bancorp	857	10
GWG Holdings Inc.	300	3
Canadian Imperial Bank of Commerce		—
		137,287,112
Health Care (12.5%)
Johnson & Johnson	66,198,846	8,483,382
Pfizer Inc.	146,877,414	5,212,679
UnitedHealth Group Inc.	23,876,517	5,109,575
AbbVie Inc.	39,181,759	3,708,553
Merck & Co. Inc.	67,225,518	3,661,774
Amgen Inc.	16,492,621	2,811,662
Medtronic plc	33,437,644	2,682,368
Abbott Laboratories	43,084,882	2,581,646
Bristol-Myers Squibb Co.	40,288,284	2,548,234
Gilead Sciences Inc.	32,275,329	2,433,237
Thermo Fisher Scientific Inc.	9,894,560	2,042,831
Eli Lilly & Co.	24,334,645	1,882,771
* Celgene Corp.	18,560,438	1,655,777
Allergan plc	8,592,102	1,445,965
* Biogen Inc.	5,220,638	1,429,515
Becton Dickinson and Co.	6,568,097	1,423,307
Anthem Inc.	6,308,928	1,386,071
Aetna Inc.	8,064,483	1,362,898
Stryker Corp.	7,396,629	1,190,266
* Intuitive Surgical Inc.	2,770,880	1,143,902
* Vertex Pharmaceuticals Inc.	6,265,899	1,021,216
Cigna Corp.	6,019,289	1,009,676
Zoetis Inc.	11,974,891	1,000,023
* Express Scripts Holding Co.	13,973,885	965,316
* Boston Scientific Corp.	33,937,528	927,173
Humana Inc.	3,397,155	913,257
* Illumina Inc.	3,627,340	857,576
Baxter International Inc.	12,764,270	830,188
* Edwards Lifesciences Corp.	5,183,674	723,226
* Regeneron Pharmaceuticals Inc.	1,958,874	674,558
HCA Healthcare Inc.	6,913,445	670,604
* Alexion Pharmaceuticals Inc.	5,198,646	579,441
Zimmer Biomet Holdings Inc.	4,994,849	544,638
* Mylan NV	12,576,752	517,785
* Align Technology Inc.	1,879,127	471,905
* Centene Corp.	4,068,745	434,827
* Nektar Therapeutics Class A	3,957,767	420,552
* IDEXX Laboratories Inc.	2,150,238	411,534
* Laboratory Corp. of America Holdings	2,511,175	406,183
* IQVIA Holdings Inc.	3,852,893	378,007
* Incyte Corp.	4,443,184	370,251
* Waters Corp.	1,863,265	370,138
* BioMarin Pharmaceutical Inc.	4,337,933	351,676
ResMed Inc.	3,527,846	347,387
Quest Diagnostics Inc.	3,362,438	337,253
* ABIOMED Inc.	1,038,255	302,122
Teleflex Inc.	1,142,879	291,411
Dentsply Sirona Inc.	5,662,112	284,861
* Varian Medical Systems Inc.	2,256,072	276,707
Cooper Cos. Inc.	1,208,478	276,512
* Alnylam Pharmaceuticals Inc.	2,219,110	264,296
Perrigo Co. plc	3,130,309	260,880

*	Henry Schein Inc.	3,794,622	255,037
*	Hologic Inc.	6,813,811	254,564
	Universal Health Services Inc. Class B	2,054,558	243,280
*	Alkermes plc	3,859,175	223,678
*	DaVita Inc.	3,377,845	222,735
*	WellCare Health Plans Inc.	1,099,999	212,993
*	Jazz Pharmaceuticals plc	1,405,696	212,246
*	Bluebird Bio Inc.	1,232,578	210,463
	STERIS plc	2,093,100	195,412
*	Neurocrine Biosciences Inc.	2,204,134	182,789
*	Sage Therapeutics Inc.	1,072,835	172,802
	West Pharmaceutical Services Inc.	1,835,243	162,034
*	Exelixis Inc.	7,307,799	161,868
*	DexCom Inc.	2,146,961	159,219
	Hill-Rom Holdings Inc.	1,629,748	141,788
	Bio-Techne Corp.	926,096	139,878
*	Ionis Pharmaceuticals Inc.	3,081,852	135,848
*	Catalent Inc.	3,296,450	135,352
*,^	Seattle Genetics Inc.	2,540,866	132,989
	Encompass Health Corp.	2,314,582	132,325
*	Bio-Rad Laboratories Inc. Class A	517,043	129,302
*	MEDNAX Inc.	2,317,823	128,940
*	Insulet Corp.	1,442,648	125,049
*	Charles River Laboratories International Inc.	1,168,174	124,691
*	Exact Sciences Corp.	2,987,694	120,494
*	Envision Healthcare Corp.	2,992,324	114,995
*	United Therapeutics Corp.	1,015,438	114,095
*	Sarepta Therapeutics Inc.	1,514,128	112,182
*	Molina Healthcare Inc.	1,331,640	108,103
*	PRA Health Sciences Inc.	1,260,425	104,565
*	Masimo Corp.	1,145,223	100,722
*	Agios Pharmaceuticals Inc.	1,201,024	98,220
	Cantel Medical Corp.	878,791	97,906
*	Haemonetics Corp.	1,321,135	96,654
*	ICU Medical Inc.	373,386	94,243
*	Blueprint Medicines Corp.	973,239	89,246
*	Penumbra Inc.	754,332	87,238
*	Integra LifeSciences Holdings Corp.	1,551,914	85,883
*	Globus Medical Inc.	1,697,249	84,557
*	FibroGen Inc.	1,822,031	84,178
*	Avexis Inc.	677,152	83,682
*	Array BioPharma Inc.	5,116,610	83,503
*	Ligand Pharmaceuticals Inc.	495,061	81,764
*	Neogen Corp.	1,215,833	81,449
*	Acadia Healthcare Co. Inc.	2,058,387	80,648
	Bruker Corp.	2,504,347	74,930
	Healthcare Services Group Inc.	1,721,798	74,864
*	Loxo Oncology Inc.	626,850	72,320
*,^	Amicus Therapeutics Inc.	4,589,310	69,023
*	Syneos Health Inc.	1,929,116	68,484
*	NuVasive Inc.	1,259,461	65,756
*	Magellan Health Inc.	593,962	63,613
*	Clovis Oncology Inc.	1,151,455	60,797
*	Tenet Healthcare Corp.	2,490,765	60,401
*	Ultragenyx Pharmaceutical Inc.	1,166,899	59,500
*	Halozyme Therapeutics Inc.	2,994,998	58,672
*	Horizon Pharma plc	4,060,238	57,655

*	Supernus Pharmaceuticals Inc.	1,207,852	55,320
*	Global Blood Therapeutics Inc.	1,138,168	54,974
*	ACADIA Pharmaceuticals Inc.	2,443,654	54,909
*	Emergent BioSolutions Inc.	1,040,985	54,808
*	Nevro Corp.	625,362	54,200
*	TESARO Inc.	942,474	53,853
*	Merit Medical Systems Inc.	1,179,019	53,469
*	Halyard Health Inc.	1,158,363	53,377
*	Medicines Co.	1,620,207	53,370
*	Puma Biotechnology Inc.	784,212	53,366
*	Portola Pharmaceuticals Inc.	1,604,144	52,391
*	Ironwood Pharmaceuticals Inc. Class A	3,366,497	51,945
*,^	Spark Therapeutics Inc.	777,737	51,790
*	Wright Medical Group NV	2,602,597	51,636
*	Myriad Genetics Inc.	1,730,576	51,139
*,^	Teladoc Inc.	1,263,644	50,925
*	Inogen Inc.	413,184	50,756
*	Aerie Pharmaceuticals Inc.	930,126	50,459
*,^	Immunomedics Inc.	3,274,615	47,842
*	Arena Pharmaceuticals Inc.	1,176,686	46,479
*	LifePoint Health Inc.	978,740	46,001
*	Select Medical Holdings Corp.	2,616,984	45,143
	Patterson Cos. Inc.	1,987,854	44,190
*	Prestige Brands Holdings Inc.	1,302,679	43,926
*	Amedisys Inc.	716,413	43,228
*,^	Heron Therapeutics Inc.	1,565,670	43,212
*	Akorn Inc.	2,297,543	42,987
*	Esperion Therapeutics Inc.	590,516	42,712
*	Insmed Inc.	1,882,704	42,398
*,^	Corcept Therapeutics Inc.	2,523,831	41,517
*	NxStage Medical Inc.	1,642,531	40,833
*	Sangamo Therapeutics Inc.	2,074,230	39,410
	CONMED Corp.	620,922	39,323
*	Tivity Health Inc.	981,041	38,898
*	Omnicell Inc.	883,013	38,323
	Abaxis Inc.	534,954	37,778
*	Quidel Corp.	716,220	37,107
*	Acceleron Pharma Inc.	947,514	37,048
*	Novocure Ltd.	1,669,044	36,385
*	AnaptysBio Inc.	348,547	36,277
*	Spectrum Pharmaceuticals Inc.	2,223,645	35,778
*	Impax Laboratories Inc.	1,831,346	35,620
*,^	Radius Health Inc.	986,224	35,445
*	Repligen Corp.	978,420	35,399
*	HMS Holdings Corp.	2,083,110	35,080
*	ImmunoGen Inc.	3,268,740	34,387
*	Xencor Inc.	1,140,318	34,187
*,^	Mallinckrodt plc	2,333,227	33,785
*	Varex Imaging Corp.	927,184	33,175
*	Momenta Pharmaceuticals Inc.	1,790,524	32,498
*	MyoKardia Inc.	662,720	32,341
*	Zogenix Inc.	805,653	32,266
*	Iovance Biotherapeutics Inc.	1,899,964	32,109
	Ensign Group Inc.	1,213,421	31,913
*	Aimmune Therapeutics Inc.	984,713	31,343
*	Innoviva Inc.	1,866,016	31,106
*	Atara Biotherapeutics Inc.	793,957	30,964

*	Brookdale Senior Living Inc.	4,589,242	30,794
*	Pacira Pharmaceuticals Inc.	951,695	29,645
*,^	Editas Medicine Inc.	891,778	29,562
*	Dynavax Technologies Corp.	1,484,528	29,468
*	Endo International plc	4,956,058	29,439
	Analogic Corp.	304,872	29,237
*	PTC Therapeutics Inc.	1,071,256	28,988
*	Enanta Pharmaceuticals Inc.	356,553	28,849
*	Foundation Medicine Inc.	356,475	28,072
*	Acorda Therapeutics Inc.	1,147,227	27,132
*	Intersect ENT Inc.	689,243	27,087
*,^	Intrexon Corp.	1,735,622	26,607
*,^	Intercept Pharmaceuticals Inc.	430,824	26,504
*,^	OPKO Health Inc.	8,287,501	26,271
*	AxoGen Inc.	717,012	26,171
*	LHC Group Inc.	412,511	25,394
*	iRhythm Technologies Inc.	396,653	24,969
*	Orthofix International NV	422,771	24,850
*	Natus Medical Inc.	724,096	24,366
*,^	Theravance Biopharma Inc.	1,001,437	24,285
*	OraSure Technologies Inc.	1,414,432	23,890
*	BioTelemetry Inc.	767,952	23,845
	Owens & Minor Inc.	1,522,247	23,671
	US Physical Therapy Inc.	290,523	23,620
*	G1 Therapeutics Inc.	631,250	23,388
*	MacroGenics Inc.	917,287	23,079
*	CytomX Therapeutics Inc.	801,643	22,807
*	Epizyme Inc.	1,282,971	22,773
*	Intra-Cellular Therapies Inc.	1,076,945	22,670
*,^	Glaukos Corp.	722,171	22,265
*	Revance Therapeutics Inc.	719,911	22,173
	Atrion Corp.	34,504	21,782
	Luminex Corp.	1,027,923	21,658
*	Retrophin Inc.	960,402	21,475
*,^	TherapeuticsMD Inc.	4,270,155	20,796
*	Assembly Biosciences Inc.	422,543	20,764
*	REGENXBIO Inc.	689,162	20,571
*	Madrigal Pharmaceuticals Inc.	175,791	20,531
*	Vanda Pharmaceuticals Inc.	1,187,893	20,016
*	Alder Biopharmaceuticals Inc.	1,574,906	20,001
*	Kindred Healthcare Inc.	2,135,482	19,540
*	K2M Group Holdings Inc.	1,025,617	19,435
*,^	TG Therapeutics Inc.	1,300,856	18,472
*	Audentes Therapeutics Inc.	612,582	18,408
*	Cymabay Therapeutics Inc.	1,407,965	18,289
*,^	MiMedx Group Inc.	2,592,711	18,071
*,^	Flexion Therapeutics Inc.	798,324	17,890
*	Anika Therapeutics Inc.	358,567	17,828
*	Cardiovascular Systems Inc.	794,665	17,427
*	Mirati Therapeutics Inc.	567,239	17,414
*	AMAG Pharmaceuticals Inc.	861,245	17,354
*,^	Accelerate Diagnostics Inc.	752,253	17,189
*	Almost Family Inc.	305,615	17,114
*	Cerus Corp.	3,119,780	17,096
*,^	Novavax Inc.	8,010,521	16,822
*,^	Geron Corp.	3,951,649	16,795
*	AtriCure Inc.	802,747	16,472

*,^	Collegium Pharmaceutical Inc.	640,463	16,364
*	Cutera Inc.	323,143	16,238
*	CryoLife Inc.	798,300	16,006
*	Amphastar Pharmaceuticals Inc.	840,749	15,764
*	Karyopharm Therapeutics Inc.	1,155,980	15,513
*	AngioDynamics Inc.	896,106	15,458
*,^	Eagle Pharmaceuticals Inc.	291,986	15,385
	HealthStream Inc.	616,072	15,297
*	Genomic Health Inc.	481,096	15,053
*,^	La Jolla Pharmaceutical Co.	502,262	14,957
	Meridian Bioscience Inc.	1,045,884	14,852
*	Triple-S Management Corp. Class B	566,846	14,817
*	R1 RCM Inc.	2,073,734	14,806
*	NeoGenomics Inc.	1,770,386	14,446
	Invacare Corp.	815,418	14,188
*	Lantheus Holdings Inc.	876,458	13,936
*,^	Arrowhead Pharmaceuticals Inc.	1,921,841	13,856
*	Five Prime Therapeutics Inc.	801,236	13,765
	National HealthCare Corp.	229,464	13,683
*	RadNet Inc.	937,753	13,504
*,^	Lannett Co. Inc.	835,482	13,409
*	Endocyte Inc.	1,458,398	13,257
*,^	Athenex Inc.	776,456	13,208
*,^	GlycoMimetics Inc.	812,815	13,192
*,^	Intellia Therapeutics Inc.	624,749	13,176
*	Kura Oncology Inc.	696,436	13,058
*	Progenics Pharmaceuticals Inc.	1,750,207	13,057
*	Rigel Pharmaceuticals Inc.	3,681,663	13,033
	LeMaitre Vascular Inc.	353,198	12,796
*	Heska Corp.	160,191	12,666
*,^	Omeros Corp.	1,132,795	12,653
*,^	Adamas Pharmaceuticals Inc.	526,960	12,594
*,^	ZIOPHARM Oncology Inc.	3,135,343	12,291
*	Coherus Biosciences Inc.	1,105,520	12,216
*	ANI Pharmaceuticals Inc.	205,095	11,941
*	CorVel Corp.	235,328	11,896
*	Achillion Pharmaceuticals Inc.	3,204,546	11,889
*,^	Tactile Systems Technology Inc.	370,762	11,790
*	Surmodics Inc.	305,839	11,637
*	Concert Pharmaceuticals Inc.	504,591	11,555
*	BioCryst Pharmaceuticals Inc.	2,407,403	11,483
*	Akebia Therapeutics Inc.	1,186,970	11,312
*	Aclaris Therapeutics Inc.	637,094	11,162
*,^	Abeona Therapeutics Inc.	756,664	10,858
*,^	Synergy Pharmaceuticals Inc.	5,879,357	10,759
*	ChemoCentryx Inc.	779,777	10,605
*	PDL BioPharma Inc.	3,585,431	10,541
*,^	Community Health Systems Inc.	2,661,666	10,540
*,^	Achaogen Inc.	804,170	10,414
*	STAAR Surgical Co.	703,245	10,408
*	Voyager Therapeutics Inc.	540,453	10,155
*	Fate Therapeutics Inc.	1,025,392	10,008
*,^	Inovio Pharmaceuticals Inc.	2,099,923	9,891
*	Accuray Inc.	1,958,383	9,792
*	Aduro Biotech Inc.	1,041,593	9,687
*	Stemline Therapeutics Inc.	632,795	9,682
*	Depomed Inc.	1,388,375	9,149

*,^	Lexicon Pharmaceuticals Inc.	1,052,238	9,018
*,^	Keryx Biopharmaceuticals Inc.	2,177,438	8,906
*,^	Jounce Therapeutics Inc.	396,713	8,867
*,^	Rocket Pharmaceuticals Inc.	467,872	8,773
*,^	Agenus Inc.	1,859,094	8,756
*	Addus HomeCare Corp.	177,955	8,658
*	Vericel Corp.	863,260	8,589
*	Endologix Inc.	2,006,953	8,489
*,^	Dova Pharmaceuticals Inc.	311,902	8,459
*	Cytokinetics Inc.	1,174,595	8,457
*	AVEO Pharmaceuticals Inc.	2,891,086	8,384
*,^	Akcea Therapeutics Inc.	326,910	8,372
*,^	Surgery Partners Inc.	487,974	8,369
*	Paratek Pharmaceuticals Inc.	639,594	8,315
*,^	MediciNova Inc.	797,187	8,147
*,^	Cara Therapeutics Inc.	641,963	7,948
*	Dicerna Pharmaceuticals Inc.	826,354	7,900
*	Celldex Therapeutics Inc.	3,341,126	7,785
*	Antares Pharma Inc.	3,521,435	7,747
*	BioScrip Inc.	3,146,006	7,739
*,^	Corium International Inc.	660,608	7,577
*	Medpace Holdings Inc.	215,833	7,535
*	Natera Inc.	800,588	7,421
*,^	Reata Pharmaceuticals Inc. Class A	361,469	7,414
*	Durect Corp.	3,413,245	7,304
*,^	Idera Pharmaceuticals Inc.	3,952,001	7,272
*,^	Kadmon Holdings Inc.	1,706,828	7,254
*	GenMark Diagnostics Inc.	1,329,745	7,234
*,^	Sorrento Therapeutics Inc.	1,367,093	7,041
*,^	Corbus Pharmaceuticals Holdings Inc.	1,143,938	6,978
*,^	ViewRay Inc.	1,080,349	6,947
	Utah Medical Products Inc.	69,382	6,858
*	BioSpecifics Technologies Corp.	151,987	6,739
*,^	Denali Therapeutics Inc.	336,992	6,635
*	Capital Senior Living Corp.	616,811	6,631
*,^	MannKind Corp.	2,903,516	6,620
*	Adverum Biotechnologies Inc.	1,125,712	6,529
*	Syros Pharmaceuticals Inc.	501,618	6,511
*	Dermira Inc.	811,293	6,482
*	Civitas Solutions Inc.	414,068	6,377
*	Enzo Biochem Inc.	1,160,525	6,360
*,^	Invitae Corp.	1,355,558	6,358
*,^	Clearside Biomedical Inc.	586,505	6,293
*,^	Rockwell Medical Inc.	1,206,626	6,287
*,^	Senseonics Holdings Inc.	2,071,274	6,214
*	RTI Surgical Inc.	1,336,779	6,149
*,^	Ampio Pharmaceuticals Inc.	1,781,861	6,058
*,^	BioTime Inc.	2,237,748	6,020
*	Quorum Health Corp.	718,687	5,879
*	Chimerix Inc.	1,124,575	5,848
*	Kindred Biosciences Inc.	675,373	5,842
	Aceto Corp.	768,522	5,841
*,^	Pacific Biosciences of California Inc.	2,802,485	5,745
*	Syndax Pharmaceuticals Inc.	400,818	5,704
*	ArQule Inc.	1,976,705	5,693
*	American Renal Associates Holdings Inc.	301,632	5,686
*,^	PetIQ Inc.	202,232	5,379

*	Palatin Technologies Inc.	4,917,884	5,360
*	Sienna Biopharmaceuticals Inc.	284,020	5,334
*	Catalyst Pharmaceuticals Inc.	2,209,846	5,282
*,^	Tocagen Inc.	445,490	5,279
*,^	NewLink Genetics Corp.	726,442	5,267
*	Catalyst Biosciences Inc.	201,900	5,209
*,^	CTI BioPharma Corp.	1,305,961	5,093
*,^	Athersys Inc.	2,780,647	5,089
*	FONAR Corp.	170,182	5,071
*	Rhythm Pharmaceuticals Inc.	252,375	5,022
*,^	Neos Therapeutics Inc.	591,637	4,911
*	Minerva Neurosciences Inc.	775,347	4,846
*,^	Menlo Therapeutics Inc.	127,704	4,799
*,^	Bellicum Pharmaceuticals Inc.	730,163	4,790
*,^	Ocular Therapeutix Inc.	704,833	4,588
*	Cue Biopharma Inc.	323,747	4,549
*,^	Insys Therapeutics Inc.	749,630	4,528
*	Aratana Therapeutics Inc.	1,013,076	4,468
*,^	CytoSorbents Corp.	632,629	4,460
*,^	Vital Therapies Inc.	654,567	4,451
*	Savara Inc.	483,697	4,450
*	Mersana Therapeutics Inc.	281,711	4,443
*	Corvus Pharmaceuticals Inc.	377,400	4,351
*	Recro Pharma Inc.	394,851	4,347
*	Ardelyx Inc.	859,546	4,341
*	Kala Pharmaceuticals Inc.	273,085	4,323
*	Conatus Pharmaceuticals Inc.	710,819	4,173
*	NanoString Technologies Inc.	552,622	4,150
*	Zafgen Inc.	554,363	4,130
*,^	Apellis Pharmaceuticals Inc.	186,487	4,123
*	Calithera Biosciences Inc.	642,705	4,049
*,^	CareDx Inc.	502,588	4,006
*	Mustang Bio Inc.	366,024	4,004
*,^	Selecta Biosciences Inc.	389,129	3,965
*,^	Viking Therapeutics Inc.	897,969	3,924
*,^	T2 Biosystems Inc.	597,801	3,880
*	Fluidigm Corp.	661,818	3,865
*	Tetraphase Pharmaceuticals Inc.	1,240,679	3,809
*,^	Seres Therapeutics Inc.	515,677	3,785
*	Deciphera Pharmaceuticals Inc.	187,950	3,767
*	Harvard Bioscience Inc.	750,550	3,753
*,^	Sientra Inc.	384,381	3,713
*,^	Synlogic Inc.	395,525	3,710
*,^	Tandem Diabetes Care Inc.	744,660	3,694
*,^	CASI Pharmaceuticals Inc.	874,637	3,647
*,^	Teligent Inc.	1,050,767	3,531
*	Avid Bioservices Inc.	1,203,883	3,515
*,^	Optinose Inc.	173,240	3,468
*	Verastem Inc.	1,163,176	3,466
*	Melinta Therapeutics Inc.	465,019	3,441
*	Spring Bank Pharmaceuticals Inc.	222,683	3,425
*	Veracyte Inc.	608,274	3,382
*	AAC Holdings Inc.	289,838	3,327
*,^	Galectin Therapeutics Inc.	701,095	3,323
*,^	Marinus Pharmaceuticals Inc.	867,114	3,312
*,^	XOMA Corp.	162,918	3,296
*,^	Corindus Vascular Robotics Inc.	2,399,515	3,287

*	Aldeyra Therapeutics Inc.	429,986	3,225
*,^	GTx Inc.	180,254	3,200
*	BioDelivery Sciences International Inc.	1,414,198	3,182
*,^	Amyris Inc.	468,761	3,136
*	SeaSpine Holdings Corp.	302,141	3,064
*,^	Miragen Therapeutics Inc.	428,396	3,003
*,^	Fortress Biotech Inc.	644,427	2,932
*,^	Odonate Therapeutics Inc.	134,091	2,840
*,^	Proteostasis Therapeutics Inc.	597,730	2,839
*	Cogentix Medical Inc.	730,702	2,813
*	Immune Design Corp.	833,775	2,751
*,^	Anavex Life Sciences Corp.	993,461	2,742
*,^	Adamis Pharmaceuticals Corp.	782,045	2,737
	Psychemedics Corp.	132,234	2,735
*,^	ADMA Biologics Inc.	587,338	2,702
*,^	Zynerba Pharmaceuticals Inc.	305,185	2,652
*,^	Chembio Diagnostics Inc.	329,680	2,637
*	Otonomy Inc.	624,314	2,622
*	Merrimack Pharmaceuticals Inc.	325,027	2,616
*	Protagonist Therapeutics Inc.	301,950	2,594
*	Pfenex Inc.	416,691	2,500
*,^	NantKwest Inc.	635,282	2,471
*,^	Nobilis Health Corp.	1,482,407	2,446
*,^	Organovo Holdings Inc.	2,362,328	2,433
*	Ophthotech Corp.	882,771	2,419
*	Infinity Pharmaceuticals Inc.	1,144,811	2,404
*,^	OncoSec Medical Inc.	1,232,503	2,317
*	Juniper Pharmaceuticals Inc.	226,925	2,303
*	Curis Inc.	3,509,307	2,293
*	Aeglea BioTherapeutics Inc.	226,343	2,245
*	ContraFect Corp.	1,382,600	2,198
*,^	Tyme Technologies Inc.	926,156	2,065
*,^	XBiotech Inc.	382,403	2,046
*	Molecular Templates Inc.	254,524	2,036
*,^	KemPharm Inc.	255,572	2,019
*,^	AcelRx Pharmaceuticals Inc.	952,160	2,000
*,^	Genesis Healthcare Inc.	1,313,128	1,983
*,^	Sunesis Pharmaceuticals Inc.	727,159	1,978
*	Bovie Medical Corp.	665,652	1,977
*	Trevena Inc.	1,192,683	1,956
*	Agile Therapeutics Inc.	754,951	1,940
*,^	Viveve Medical Inc.	529,613	1,938
*,^	HTG Molecular Diagnostics Inc.	534,528	1,935
*	OncoMed Pharmaceuticals Inc.	603,065	1,918
*	Ovid therapeutics Inc.	269,127	1,903
*	Ra Pharmaceuticals Inc.	354,649	1,883
*,^	Advaxis Inc.	1,075,254	1,817
*	Eiger BioPharmaceuticals Inc.	178,747	1,761
*	Allena Pharmaceuticals Inc.	157,829	1,739
*	Histogenics Corp.	630,548	1,734
*	MEI Pharma Inc.	837,445	1,734
*,^	iRadimed Corp.	120,879	1,704
*	OrthoPediatrics Corp.	111,763	1,683
*	Arsanis Inc.	72,287	1,655
*,^	Solid Biosciences Inc.	214,992	1,612
*,^	Zosano Pharma Corp.	315,836	1,592
*	ConforMIS Inc.	1,091,687	1,583

*,^	Cidara Therapeutics Inc.	395,529	1,582
*	Gemphire Therapeutics Inc.	239,413	1,559
*	Celcuity Inc.	93,214	1,536
*	Joint Corp.	219,797	1,506
*	Regulus Therapeutics Inc.	2,068,201	1,484
*	Versartis Inc.	888,732	1,466
*	Aptevo Therapeutics Inc.	446,531	1,460
*	Alpine Immune Sciences Inc.	180,890	1,447
*,^	SCYNEXIS Inc.	1,078,494	1,445
*,^	Sophiris Bio Inc.	718,237	1,444
*,^	pSivida Corp.	1,179,356	1,439
*,^	Ekso Bionics Holdings Inc.	903,708	1,428
*,^	Bellerophon Therapeutics Inc.	686,231	1,427
*	IRIDEX Corp.	249,167	1,425
*,^	Pulse Biosciences Inc.	104,860	1,419
*,^	Alimera Sciences Inc.	1,374,781	1,416
*,^	Second Sight Medical Products Inc.	722,683	1,388
*,^	Invuity Inc.	348,425	1,341
*	Aevi Genomic Medicine Inc.	663,147	1,333
*,^	Calyxt Inc.	100,788	1,322
*	Cumberland Pharmaceuticals Inc.	194,545	1,300
*,^	BrainStorm Cell Therapeutics Inc.	412,248	1,299
*,^	Akers Biosciences Inc.	1,560,400	1,292
*,^	resTORbio Inc.	133,959	1,283
*	aTyr Pharma Inc.	473,723	1,255
*	scPharmaceuticals Inc.	101,200	1,255
*,^	Genocea Biosciences Inc.	1,186,677	1,246
*,^	Asterias Biotherapeutics Inc. Class A	804,565	1,167
*,^	Matinas BioPharma Holdings Inc.	1,524,744	1,166
*,^	Opiant Pharmaceuticals Inc.	59,762	1,146
*,^	Novan Inc.	385,476	1,129
*,^	Navidea Biopharmaceuticals Inc.	3,125,446	1,125
*,^	Vermillion Inc.	823,255	1,120
*,^	Spero Therapeutics Inc.	78,094	1,113
*,^	Alphatec Holdings Inc.	341,385	1,096
*	InfuSystem Holdings Inc.	372,833	1,081
*	Unum Therapeutics Inc.	95,893	1,065
*	Misonix Inc.	107,163	1,061
*,^	Rexahn Pharmaceuticals Inc.	697,518	1,053
*	Electromed Inc.	188,884	1,016
*,^	BioLife Solutions Inc.	195,545	999
*	Flex Pharma Inc.	199,119	996
*	Caladrius Biosciences Inc.	170,374	995
*,^	Synthetic Biologics Inc.	3,029,629	965
*	Krystal Biotech Inc.	86,943	877
*,^	Obalon Therapeutics Inc.	254,939	874
*,^	VIVUS Inc.	2,437,127	867
*,^	Imprimis Pharmaceuticals Inc.	482,969	850
*,^	Axsome Therapeutics Inc.	331,550	812
*,^	BioPharmX Corp.	3,469,834	802
*	Applied Genetic Technologies Corp.	202,816	781
^	Pain Therapeutics Inc.	109,368	775
*,^	CytRx Corp.	487,386	775
*	Bioxcel Therapeutics Inc.	74,167	759
*,^	Celsion Corp.	334,710	750
*	KalVista Pharmaceuticals Inc.	78,070	740
*	Apollo Endosurgery Inc.	118,181	727

*,^	Moleculin Biotech Inc.	398,455	717
*,^	Catabasis Pharmaceuticals Inc.	392,389	710
*	Cancer Genetics Inc.	421,856	696
*,^	Restoration Robotics Inc.	108,956	679
*,^	Evoke Pharma Inc.	320,197	666
*,^	Pernix Therapeutics Holdings Inc.	276,171	660
*	vTv Therapeutics Inc. Class A	161,708	658
*,^	Egalet Corp.	1,039,777	655
*,^	Neuralstem Inc.	381,401	629
*	NanoViricides Inc.	762,186	627
*,^	Oncocyte Corp.	296,293	622
*,^	Fulgent Genetics Inc.	155,059	617
*	OvaScience Inc.	760,632	617
	Digirad Corp.	390,206	605
*,^	Actinium Pharmaceuticals Inc.	1,627,208	594
*	Vical Inc.	393,089	570
*	Leap Therapeutics Inc.	67,608	561
*,^	Capricor Therapeutics Inc.	408,359	555
*,^	ReShape Lifesciences Inc.	379,436	550
*	Edge Therapeutics Inc.	464,871	549
*	CAS Medical Systems Inc.	424,399	535
*	Aileron Therapeutics Inc.	63,175	514
*,^	Evolus Inc.	52,845	477
*	ARMO BioSciences Inc.	12,710	475
*,^	Cleveland BioLabs Inc.	155,269	469
*	Five Star Senior Living Inc.	323,637	421
*,^	TapImmune Inc.	125,509	417
*,^	Myomo Inc.	138,954	413
*,^	Aethlon Medical Inc.	326,146	388
*,^	Sensus Healthcare Inc.	66,130	386
*,^	Tonix Pharmaceuticals Holding Corp.	130,509	384
*,^	Wright Medical Group Inc. CVR	288,011	383
*,^	Quanterix Corp.	22,069	376
*,^	Tracon Pharmaceuticals Inc.	159,270	366
*,^	InVivo Therapeutics Holdings Corp.	684,677	366
*	Avenue Therapeutics Inc.	80,698	363
*,^	ContraVir Pharmaceuticals Inc.	1,553,823	357
*,^	IsoRay Inc.	848,470	357
*,^	Cyclacel Pharmaceuticals Inc.	262,733	355
*,^	Biomerica Inc.	87,053	352
*	Biolase Inc.	857,379	349
	Vaxart Inc.	68,320	346
*,^	Bio-Path Holdings Inc.	172,093	344
*,^	Catasys Inc.	70,338	338
	Diversicare Healthcare Services Inc.	44,377	334
*,^	Champions Oncology Inc.	91,690	332
*,^	Titan Pharmaceuticals Inc.	314,060	330
*,^	Diffusion Pharmaceuticals Inc.	598,788	327
*	Soligenix Inc.	164,445	321
*,^	CEL-SCI Corp.	215,407	304
*,^	Microbot Medical Inc.	448,366	303
*,^	Eleven Biotherapeutics Inc.	276,057	290
*	Proteon Therapeutics Inc.	114,390	286
*,^	AzurRx BioPharma Inc.	90,434	284
*,^	Aradigm Corp.	229,443	280
*	ImmuCell Corp.	39,754	278
*,^	Ohr Pharmaceutical Inc.	1,229,202	270

*,^	SELLAS Life Sciences Group Inc.	78,173	270
*,^	Oncobiologics Inc.	298,375	266
*,^	Trovagene Inc.	740,594	259
*,^	CorMedix Inc.	1,340,125	243
*,^	Chiasma Inc.	161,721	243
*	Checkpoint Therapeutics Inc.	54,915	241
*	PLx Pharma Inc.	67,837	227
^	Altimmune Inc.	177,700	206
*	Pro-Dex Inc.	27,970	192
*	Arcus Biosciences Inc.	12,220	189
*	Retractable Technologies Inc.	177,573	183
*,^	Novus Therapeutics Inc.	32,860	158
*,^	Cytori Therapeutics Inc.	546,165	156
*,^	Achieve Life Sciences Inc.	122,218	155
*,^	Biocept Inc.	512,481	151
*	Bioanalytical Systems Inc.	92,933	149
*,^	iBio Inc.	683,866	148
*,^	Fibrocell Science Inc.	241,312	142
*,^	Sonoma Pharmaceuticals Inc.	38,184	141
*,^	Pulmatrix Inc.	257,404	131
*,^	Onconova Therapeutics Inc.	143,903	120
*,^	Cellectar Biosciences Inc.	97,148	110
*,^	Apricus Biosciences Inc.	268,463	109
*,^	Hemispherx Biopharma Inc.	275,268	109
*	Homology Medicines Inc.	5,595	105
*,^	Anthera Pharmaceuticals Inc.	279,216	89
*,^	Heat Biologics Inc.	50,309	82
*	Eyenovia Inc.	8,038	75
*	Co-Diagnostics Inc.	32,012	70
*	Citius Pharmaceuticals Inc.	22,052	68
*,^	Soleno Therapeutics Inc.	37,205	67
*,^	OpGen Inc.	34,783	58
*,^	Cesca Therapeutics Inc.	26,268	53
*	ProPhase Labs Inc.	16,508	49
*,^	Milestone Scientific Inc.	63,770	46
*,^	Dare Bioscience Inc.	47,341	40
*,^	NovaBay Pharmaceuticals Inc.	11,471	40
*	American Shared Hospital Services	4,591	12
*,^	AquaBounty Technologies Inc.	3,550	10
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
*	Sunesis Pharmaceuticals Inc. Warrants Exp. 10/27/2018	12,500	—
			83,997,899
Industrials (13.4%)
	Boeing Co.	14,517,780	4,760,090
	3M Co.	14,689,070	3,224,545
	General Electric Co.	213,956,230	2,884,130
	Honeywell International Inc.	18,538,960	2,679,065
	Union Pacific Corp.	19,224,377	2,584,333
	United Technologies Corp.	18,741,967	2,358,114
	Accenture plc Class A	15,215,904	2,335,641
	Caterpillar Inc.	14,739,086	2,172,246
*	PayPal Holdings Inc.	28,129,941	2,134,219
	Lockheed Martin Corp.	5,988,588	2,023,724
	United Parcel Service Inc. Class B	16,980,875	1,777,218
	Raytheon Co.	7,118,469	1,536,308
	Danaher Corp.	15,490,863	1,516,710
	Northrop Grumman Corp.	4,295,692	1,499,712

FedEx Corp.	5,946,503	1,427,815
General Dynamics Corp.	6,228,365	1,375,846
Deere & Co.	7,971,813	1,238,182
Automatic Data Processing Inc.	10,390,373	1,179,100
CSX Corp.	20,794,976	1,158,488
Illinois Tool Works Inc.	7,158,819	1,121,501
Emerson Electric Co.	15,661,471	1,069,678
Norfolk Southern Corp.	7,002,999	950,867
Waste Management Inc.	10,684,307	898,764
Eaton Corp. plc	10,866,149	868,314
TE Connectivity Ltd.	8,658,530	864,987
Sherwin-Williams Co.	2,075,618	813,891
Johnson Controls International plc	22,848,757	805,190
Fidelity National Information Services Inc.	8,164,103	786,203
* Fiserv Inc.	10,275,330	732,734
Roper Technologies Inc.	2,523,260	708,254
Amphenol Corp. Class A	7,535,524	649,035
Cummins Inc.	3,878,644	628,689
* Worldpay Inc. Class A	7,394,086	608,090
Fortive Corp.	7,722,495	598,648
PACCAR Inc.	8,680,553	574,392
Parker-Hannifin Corp.	3,275,692	560,242
Rockwell Automation Inc.	3,152,959	549,245
Rockwell Collins Inc.	4,027,302	543,082
Agilent Technologies Inc.	7,960,793	532,577
Ingersoll-Rand plc	6,162,329	526,941
Paychex Inc.	7,972,426	491,022
Waste Connections Inc.	6,511,359	467,125
* FleetCor Technologies Inc.	2,215,079	448,553
Global Payments Inc.	3,927,436	437,988
AMETEK Inc.	5,702,649	433,230
WestRock Co.	6,289,258	403,582
* Verisk Analytics Inc. Class A	3,859,905	401,430
L3 Technologies Inc.	1,928,099	401,045
Fastenal Co.	7,091,768	387,140
Dover Corp.	3,805,439	373,770
WW Grainger Inc.	1,320,506	372,739
Vulcan Materials Co.	3,263,020	372,539
* Mettler-Toledo International Inc.	628,256	361,266
* United Rentals Inc.	2,081,032	359,457
Cintas Corp.	2,100,052	358,227
TransDigm Group Inc.	1,158,105	355,469
Republic Services Inc. Class A	5,317,716	352,192
Total System Services Inc.	4,078,277	351,792
Ball Corp.	8,637,600	342,999
Textron Inc.	5,814,111	342,858
Xylem Inc.	4,429,174	340,692
* CoStar Group Inc.	891,756	323,422
CH Robinson Worldwide Inc.	3,438,753	322,246
Martin Marietta Materials Inc.	1,551,915	321,712
Broadridge Financial Solutions Inc.	2,873,854	315,233
Masco Corp.	7,723,916	312,355
* XPO Logistics Inc.	2,958,185	301,173
Huntington Ingalls Industries Inc.	1,103,528	284,445
Kansas City Southern	2,541,382	279,171
Expeditors International of Washington Inc.	4,355,580	275,708
Pentair plc	4,025,048	274,226

IDEX Corp.	1,888,964	269,196
Packaging Corp. of America	2,325,254	262,056
* TransUnion	4,531,455	257,296
Old Dominion Freight Line Inc.	1,726,275	253,711
JB Hunt Transport Services Inc.	2,164,113	253,526
Alliance Data Systems Corp.	1,158,766	246,655
Arconic Inc.	10,688,259	246,257
* Keysight Technologies Inc.	4,631,906	242,666
Spirit AeroSystems Holdings Inc. Class A	2,822,274	236,224
Jack Henry & Associates Inc.	1,903,869	230,273
AO Smith Corp.	3,589,384	228,249
* Trimble Inc.	6,217,777	223,094
Owens Corning	2,754,141	221,433
Fortune Brands Home & Security Inc.	3,730,478	219,688
* Sensata Technologies Holding plc	4,220,100	218,728
Cognex Corp.	4,065,054	211,342
Jacobs Engineering Group Inc.	3,493,461	206,638
PerkinElmer Inc.	2,715,350	205,606
* IPG Photonics Corp.	860,596	200,846
Allegion plc	2,347,522	200,220
Lennox International Inc.	965,542	197,328
Fluor Corp.	3,446,696	197,220
Graco Inc.	4,187,261	191,442
ManpowerGroup Inc.	1,631,342	187,767
Orbital ATK Inc.	1,415,497	187,709
* Zebra Technologies Corp.	1,313,856	182,876
* First Data Corp. Class A	11,318,522	181,096
* Berry Global Group Inc.	3,233,993	177,255
Sealed Air Corp.	4,133,687	176,880
Nordson Corp.	1,286,144	175,353
Wabtec Corp.	2,131,346	173,492
Xerox Corp.	5,963,916	171,641
FLIR Systems Inc.	3,417,086	170,888
Robert Half International Inc.	2,921,496	169,125
* Crown Holdings Inc.	3,298,654	167,407
* Arrow Electronics Inc.	2,159,376	166,315
* WEX Inc.	1,061,135	166,195
* HD Supply Holdings Inc.	4,371,195	165,843
Hubbell Inc. Class B	1,350,881	164,510
Carlisle Cos. Inc.	1,521,317	158,841
Toro Co.	2,517,008	157,187
BWX Technologies Inc.	2,461,035	156,350
* Teledyne Technologies Inc.	832,441	155,808
Knight-Swift Transportation Holdings Inc.	3,291,615	151,447
National Instruments Corp.	2,920,847	147,707
Acuity Brands Inc.	1,040,444	144,819
Donaldson Co. Inc.	3,207,072	144,479
Hexcel Corp.	2,219,621	143,365
Oshkosh Corp.	1,844,204	142,502
* AECOM	3,926,748	139,910
Flowserve Corp.	3,224,622	139,723
AptarGroup Inc.	1,541,902	138,509
Lincoln Electric Holdings Inc.	1,539,146	138,446
MDU Resources Group Inc.	4,844,322	136,416
Watsco Inc.	749,875	135,705
HEICO Corp. Class A	1,870,989	132,747
Curtiss-Wright Corp.	980,653	132,457

	Booz Allen Hamilton Holding Corp. Class A	3,403,477	131,783
*	Quanta Services Inc.	3,802,676	130,622
	Allison Transmission Holdings Inc.	3,284,970	128,311
	Littelfuse Inc.	597,974	124,486
	Avnet Inc.	2,966,993	123,902
*	Stericycle Inc.	2,103,564	123,122
	Genpact Ltd.	3,811,165	121,919
	Trinity Industries Inc.	3,724,807	121,540
	Sonoco Products Co.	2,458,387	119,232
	Jabil Inc.	4,119,991	118,367
	Eagle Materials Inc.	1,141,958	117,679
	Graphic Packaging Holding Co.	7,638,498	117,251
	Crane Co.	1,244,816	115,444
*	Coherent Inc.	612,975	114,871
	Landstar System Inc.	1,036,267	113,627
	EMCOR Group Inc.	1,444,798	112,593
	AGCO Corp.	1,662,825	107,834
*	Genesee & Wyoming Inc. Class A	1,517,623	107,433
	MAXIMUS Inc.	1,603,352	107,008
	ITT Inc.	2,169,821	106,278
	Universal Display Corp.	1,043,089	105,352
	Air Lease Corp. Class A	2,424,244	103,321
	Louisiana-Pacific Corp.	3,581,957	103,053
*	Kirby Corp.	1,324,390	101,912
	MSC Industrial Direct Co. Inc. Class A	1,110,473	101,841
*	On Assignment Inc.	1,222,471	100,096
	Woodward Inc.	1,363,366	97,699
*	Euronet Worldwide Inc.	1,236,496	97,584
	Bemis Co. Inc.	2,238,300	97,411
	Ryder System Inc.	1,302,018	94,774
*	Conduent Inc.	4,939,504	92,072
*	CoreLogic Inc.	2,030,218	91,827
	John Bean Technologies Corp.	782,321	88,715
*	KLX Inc.	1,245,720	88,521
	Deluxe Corp.	1,188,938	87,993
*	Owens-Illinois Inc.	4,022,570	87,129
*	USG Corp.	2,100,456	84,900
	Brink's Co.	1,183,053	84,411
*	Summit Materials Inc. Class A	2,722,265	82,430
*	Cimpress NV	529,374	81,894
	Kennametal Inc.	1,998,652	80,266
	Regal Beloit Corp.	1,093,225	80,188
	Timken Co.	1,737,424	79,227
*	Trex Co. Inc.	727,346	79,113
	Valmont Industries Inc.	533,673	78,076
*	MasTec Inc.	1,629,000	76,644
*	Rexnord Corp.	2,566,440	76,172
	Barnes Group Inc.	1,250,248	74,877
*,^	Proto Labs Inc.	624,649	73,427
	Macquarie Infrastructure Corp.	1,975,979	72,973
*	WESCO International Inc.	1,158,875	71,908
	EnerSys	1,034,531	71,765
	Belden Inc.	1,036,596	71,463
	Terex Corp.	1,908,859	71,410
	MSA Safety Inc.	852,151	70,933
*	RBC Bearings Inc.	570,273	70,828
*	Generac Holdings Inc.	1,541,999	70,793

	Applied Industrial Technologies Inc.	951,963	69,398
	Korn/Ferry International	1,322,926	68,250
	Tetra Tech Inc.	1,382,042	67,651
*	TopBuild Corp.	882,783	67,551
*	AMN Healthcare Services Inc.	1,181,422	67,046
	GATX Corp.	938,989	64,311
	Maxar Technologies Ltd.	1,390,187	64,296
	Insperity Inc.	923,246	64,212
*	Moog Inc. Class A	769,618	63,424
*	Colfax Corp.	1,979,896	63,159
*	Armstrong World Industries Inc.	1,116,527	62,860
*	Clean Harbors Inc.	1,270,814	62,028
	UniFirst Corp.	379,452	61,338
	Vishay Intertechnology Inc.	3,260,777	60,650
	Simpson Manufacturing Co. Inc.	1,044,362	60,145
*	Itron Inc.	813,761	58,225
*	II-VI Inc.	1,386,215	56,696
	KBR Inc.	3,448,926	55,838
*	Builders FirstSource Inc.	2,795,153	55,456
	Granite Construction Inc.	982,034	54,856
	ABM Industries Inc.	1,617,046	54,139
*	Esterline Technologies Corp.	737,596	53,955
*	Rogers Corp.	448,861	53,657
	Watts Water Technologies Inc. Class A	688,496	53,496
	Silgan Holdings Inc.	1,916,438	53,373
*	Anixter International Inc.	701,446	53,135
*	Gardner Denver Holdings Inc.	1,704,462	52,293
*	JELD-WEN Holding Inc.	1,689,437	51,731
	Convergys Corp.	2,249,895	50,893
*	Plexus Corp.	838,399	50,078
	Exponent Inc.	634,952	49,939
*	SPX FLOW Inc.	994,183	48,904
*,^	Axon Enterprise Inc.	1,240,201	48,752
*	TriNet Group Inc.	1,033,091	47,853
	Mobile Mini Inc.	1,098,771	47,797
*	Saia Inc.	632,869	47,560
*	Aerojet Rocketdyne Holdings Inc.	1,676,762	46,899
	Universal Forest Products Inc.	1,437,187	46,637
*	Meritor Inc.	2,196,997	45,170
	Albany International Corp.	719,217	45,095
*	FTI Consulting Inc.	924,857	44,772
*	ExlService Holdings Inc.	796,672	44,430
*	WageWorks Inc.	978,902	44,246
*	Integer Holdings Corp.	779,717	44,093
*	Sanmina Corp.	1,673,271	43,756
*	Floor & Decor Holdings Inc. Class A	822,287	42,858
*	Masonite International Corp.	698,177	42,833
	Mueller Water Products Inc. Class A	3,920,160	42,612
	Otter Tail Corp.	980,554	42,507
	Schneider National Inc. Class B	1,628,330	42,434
	Covanta Holding Corp.	2,918,516	42,318
*	Navistar International Corp.	1,209,828	42,308
	Kaman Corp.	679,002	42,180
	Brady Corp. Class A	1,128,669	41,930
	World Fuel Services Corp.	1,674,103	41,099
*	Harsco Corp.	1,982,358	40,936
	EnPro Industries Inc.	525,581	40,669

Greif Inc. Class A	775,203	40,504
* Novanta Inc.	769,388	40,124
Franklin Electric Co. Inc.	974,616	39,716
Triton International Ltd.	1,290,317	39,484
Forward Air Corp.	736,623	38,938
Cubic Corp.	609,337	38,754
Werner Enterprises Inc.	1,059,484	38,671
* Ambarella Inc.	783,567	38,387
AAON Inc.	983,182	38,344
* American Woodmark Corp.	388,701	38,268
Comfort Systems USA Inc.	923,642	38,100
* Atlas Air Worldwide Holdings Inc.	629,780	38,070
Sun Hydraulics Corp.	699,491	37,465
Benchmark Electronics Inc.	1,237,436	36,937
Boise Cascade Co.	955,573	36,885
* Paylocity Holding Corp.	718,016	36,784
Chicago Bridge & Iron Co. NV	2,521,854	36,315
AAR Corp.	814,879	35,944
ManTech International Corp. Class A	645,155	35,787
Mueller Industries Inc.	1,361,283	35,611
Greenbrier Cos. Inc.	707,432	35,548
ESCO Technologies Inc.	600,180	35,141
Methode Electronics Inc.	896,363	35,048
* Cotiviti Holdings Inc.	1,015,442	34,972
General Cable Corp.	1,179,652	34,918
Actuant Corp. Class A	1,487,804	34,591
* Patrick Industries Inc.	559,074	34,579
* Imperva Inc.	794,951	34,421
* TTM Technologies Inc.	2,250,177	34,405
HEICO Corp.	396,210	34,395
* Milacron Holdings Corp.	1,706,249	34,364
Altra Industrial Motion Corp.	725,042	33,316
* MINDBODY Inc. Class A	847,919	32,984
* Hub Group Inc. Class A	788,049	32,980
* SPX Corp.	1,007,123	32,711
Federal Signal Corp.	1,466,969	32,303
* Air Transport Services Group Inc.	1,380,836	32,201
Badger Meter Inc.	678,520	31,992
* Advanced Disposal Services Inc.	1,434,129	31,952
Raven Industries Inc.	879,596	30,830
* Installed Building Products Inc.	511,176	30,696
* BMC Stock Holdings Inc.	1,566,143	30,618
H&E Equipment Services Inc.	790,376	30,422
Apogee Enterprises Inc.	699,450	30,321
McGrath RentCorp	564,689	30,318
Standex International Corp.	314,364	29,975
* TriMas Corp.	1,121,899	29,450
Triumph Group Inc.	1,162,798	29,302
* OSI Systems Inc.	441,253	28,801
Tennant Co.	425,226	28,788
Matson Inc.	1,004,285	28,763
US Ecology Inc.	538,236	28,688
Wabash National Corp.	1,375,216	28,618
* Sykes Enterprises Inc.	985,676	28,525
Astec Industries Inc.	507,878	28,025
AZZ Inc.	637,412	27,855
* Knowles Corp.	2,184,581	27,504

	Encore Wire Corp.	483,044	27,389
	Aircastle Ltd.	1,374,246	27,293
*	Fabrinet	868,961	27,268
*	Gibraltar Industries Inc.	789,190	26,714
*	Continental Building Products Inc.	925,683	26,428
*	TrueBlue Inc.	1,016,710	26,333
	Viad Corp.	500,579	26,255
	Kadant Inc.	276,094	26,091
	Primoris Services Corp.	1,035,871	25,876
	Materion Corp.	499,518	25,500
	ICF International Inc.	436,184	25,495
*	Cardtronics plc Class A	1,130,995	25,232
	Alamo Group Inc.	227,770	25,032
*	GMS Inc.	814,890	24,903
	Lindsay Corp.	262,729	24,024
*	FARO Technologies Inc.	408,872	23,878
*	Aerovironment Inc.	524,672	23,878
*,^	US Concrete Inc.	386,899	23,369
*	CBIZ Inc.	1,279,059	23,343
	Multi-Color Corp.	352,426	23,278
	EVERTEC Inc.	1,420,166	23,220
	Douglas Dynamics Inc.	528,154	22,895
*	KEMET Corp.	1,246,554	22,600
^	ADT Inc.	2,843,611	22,550
*	Casella Waste Systems Inc. Class A	958,795	22,417
*,^	Evolent Health Inc. Class A	1,561,717	22,254
	MTS Systems Corp.	429,257	22,171
*	Kratos Defense & Security Solutions Inc.	2,150,379	22,127
	Manitowoc Co. Inc.	774,977	22,056
*	Tutor Perini Corp.	989,769	21,824
*	PGT Innovations Inc.	1,165,026	21,728
*	Navigant Consulting Inc.	1,122,864	21,604
^	Sturm Ruger & Co. Inc.	408,415	21,442
	Marten Transport Ltd.	935,719	21,334
	Advanced Drainage Systems Inc.	823,377	21,325
	Kelly Services Inc. Class A	730,183	21,204
	AVX Corp.	1,273,152	21,071
	CTS Corp.	769,075	20,919
	Heartland Express Inc.	1,149,180	20,674
*	Huron Consulting Group Inc.	542,121	20,655
	Schnitzer Steel Industries Inc.	638,326	20,650
*	Veeco Instruments Inc.	1,184,939	20,144
*	Atkore International Group Inc.	983,681	19,526
	Quad/Graphics Inc.	768,465	19,481
*	Lydall Inc.	402,016	19,397
	ArcBest Corp.	599,264	19,206
*	NCI Building Systems Inc.	1,080,407	19,123
*	Gates Industrial Corp. plc	1,059,487	18,552
*,^	MACOM Technology Solutions Holdings Inc.	1,103,549	18,319
*	Thermon Group Holdings Inc.	807,516	18,096
*	Echo Global Logistics Inc.	646,696	17,849
	CIRCOR International Inc.	409,893	17,486
*	Aegion Corp. Class A	759,877	17,409
	Global Brass & Copper Holdings Inc.	517,321	17,304
	Columbus McKinnon Corp.	475,365	17,037
*,^	Inovalon Holdings Inc. Class A	1,497,381	15,872
	Griffon Corp.	867,509	15,832

	Kforce Inc.	583,846	15,793
	Argan Inc.	367,644	15,790
*	DXP Enterprises Inc.	396,515	15,444
	NN Inc.	641,903	15,406
*	Electro Scientific Industries Inc.	787,562	15,224
*	Astronics Corp.	402,974	15,031
	RR Donnelley & Sons Co.	1,716,938	14,989
	Quanex Building Products Corp.	854,080	14,861
	REV Group Inc.	713,180	14,806
	Gorman-Rupp Co.	501,450	14,667
	Myers Industries Inc.	691,168	14,618
	Hyster-Yale Materials Handling Inc.	206,633	14,450
	LSC Communications Inc.	813,579	14,197
*	Wesco Aircraft Holdings Inc.	1,380,159	14,147
*	Donnelley Financial Solutions Inc.	823,670	14,142
	Cass Information Systems Inc.	237,644	14,142
	Barrett Business Services Inc.	170,149	14,102
	Heidrick & Struggles International Inc.	435,214	13,600
*,^	American Outdoor Brands Corp.	1,306,526	13,483
	Spartan Motors Inc.	777,193	13,368
*	TimkenSteel Corp.	871,318	13,235
*	Vicor Corp.	435,714	12,440
	RPX Corp.	1,152,939	12,325
	Insteel Industries Inc.	440,921	12,183
*	Control4 Corp.	565,020	12,137
*	MYR Group Inc.	385,799	11,890
	Ennis Inc.	596,227	11,746
	Mesa Laboratories Inc.	78,502	11,653
	Resources Connection Inc.	702,424	11,379
*	NV5 Global Inc.	200,264	11,165
*	Engility Holdings Inc.	457,241	11,157
*	Ply Gem Holdings Inc.	513,140	11,084
	VSE Corp.	211,954	10,962
*	Everi Holdings Inc.	1,653,126	10,861
*	InnerWorkings Inc.	1,150,211	10,409
	TTEC Holdings Inc.	336,780	10,339
	CRA International Inc.	191,041	9,990
*	Kimball Electronics Inc.	617,081	9,966
	B. Riley Financial Inc.	504,217	9,832
	NVE Corp.	118,253	9,828
*,^	Team Inc.	695,135	9,558
*	Cross Country Healthcare Inc.	850,397	9,448
*	International Seaways Inc.	535,546	9,426
*	CAI International Inc.	435,637	9,262
	DMC Global Inc.	345,642	9,246
*	Eagle Bulk Shipping Inc.	1,796,531	8,893
*	Covenant Transportation Group Inc. Class A	297,596	8,877
*	Landec Corp.	676,346	8,826
*	PHH Corp.	833,091	8,714
*	Daseke Inc.	887,702	8,691
*	Heritage-Crystal Clean Inc.	367,732	8,660
*	Ducommun Inc.	278,697	8,467
	Park Electrochemical Corp.	497,394	8,376
	Park-Ohio Holdings Corp.	204,603	7,949
*	Vishay Precision Group Inc.	253,801	7,906
*	Mistras Group Inc.	415,320	7,866
	Allied Motion Technologies Inc.	197,176	7,838

	Daktronics Inc.	861,667	7,591
*,^	Energous Corp.	472,394	7,572
	Hurco Cos. Inc.	162,816	7,473
*	ServiceSource International Inc.	1,949,350	7,427
*	Sterling Construction Co. Inc.	639,979	7,334
*,^	Energy Recovery Inc.	883,064	7,259
*	YRC Worldwide Inc.	814,339	7,191
	American Railcar Industries Inc.	188,389	7,048
*	GP Strategies Corp.	307,882	6,974
*	Armstrong Flooring Inc.	505,011	6,853
*	Blue Bird Corp.	288,078	6,827
	Essendant Inc.	874,737	6,823
*	BlueLinx Holdings Inc.	203,099	6,619
*	Franklin Covey Co.	243,153	6,541
*	Great Lakes Dredge & Dock Corp.	1,408,260	6,478
*	Layne Christensen Co.	430,447	6,422
	Miller Industries Inc.	254,724	6,368
*	Hill International Inc.	1,115,671	6,359
	Powell Industries Inc.	234,015	6,281
*	Willdan Group Inc.	211,109	5,985
	Omega Flex Inc.	90,399	5,885
^	Advanced Emissions Solutions Inc.	514,401	5,874
*,^	CryoPort Inc.	660,693	5,682
*	Foundation Building Materials Inc.	378,239	5,640
	Hardinge Inc.	300,949	5,513
	LSI Industries Inc.	669,774	5,432
*	UFP Technologies Inc.	182,461	5,383
*	Twin Disc Inc.	245,443	5,336
*	PRGX Global Inc.	561,707	5,308
*	Commercial Vehicle Group Inc.	669,377	5,188
	Graham Corp.	237,610	5,090
*	LB Foster Co. Class A	210,553	4,958
*	Horizon Global Corp.	600,575	4,949
*	Overseas Shipholding Group Inc. Class A	1,699,431	4,826
*,^	Maxwell Technologies Inc.	799,869	4,743
*	USA Truck Inc.	183,331	4,673
*,^	Hudson Technologies Inc.	926,557	4,577
^	EnviroStar Inc.	115,641	4,539
*	Era Group Inc.	482,581	4,512
*	Sparton Corp.	255,893	4,455
*	Nuvectra Corp.	338,203	4,403
	Eastern Co.	154,082	4,391
	Bel Fuse Inc. Class B	228,822	4,325
*	Acacia Research Corp.	1,231,814	4,311
	National Research Corp. Class B	87,371	4,237
	National Research Corp. Class A	144,853	4,237
*	Willis Lease Finance Corp.	121,637	4,170
	FreightCar America Inc.	308,772	4,138
*	Astronics Corp. Class B	111,320	4,117
*	Orion Group Holdings Inc.	621,454	4,095
*	Gencor Industries Inc.	251,320	4,046
*	Information Services Group Inc.	964,217	4,030
	Universal Logistics Holdings Inc.	184,833	3,909
*	Northwest Pipe Co.	225,768	3,906
*,^	Forterra Inc.	467,345	3,888
	BG Staffing Inc.	203,010	3,855
*	Manitex International Inc.	336,769	3,849

	Crawford & Co. Class A	437,179	3,506
*,^	CyberOptics Corp.	193,613	3,485
*	Iteris Inc.	694,246	3,443
	United States Lime & Minerals Inc.	46,612	3,411
*	Intevac Inc.	491,946	3,394
*,^	ShotSpotter Inc.	127,158	3,370
	CECO Environmental Corp.	752,337	3,348
*	Radiant Logistics Inc.	857,780	3,320
*	Napco Security Technologies Inc.	282,903	3,310
	NACCO Industries Inc. Class A	99,351	3,264
*	IES Holdings Inc.	206,891	3,134
*	PFSweb Inc.	355,961	3,111
*,^	Asure Software Inc.	252,124	3,086
*	IntriCon Corp.	152,977	3,060
*,^	Nuverra Environmental Solutions Inc.	129,335	2,991
	Crawford & Co. Class B	342,589	2,816
*	StarTek Inc.	274,531	2,685
	Richardson Electronics Ltd.	336,052	2,672
*	Houston Wire & Cable Co.	363,498	2,663
*	Roadrunner Transportation Systems Inc.	1,026,628	2,608
^	Celadon Group Inc.	696,454	2,577
*,^	Huttig Building Products Inc.	492,582	2,576
*	Lawson Products Inc.	100,929	2,548
*	Transcat Inc.	161,258	2,524
*	PAM Transportation Services Inc.	66,676	2,424
*	Goldfield Corp.	590,960	2,275
*	ARC Document Solutions Inc.	1,014,895	2,233
*	Aspen Aerogels Inc.	501,784	2,143
*,^	MicroVision Inc.	1,885,440	2,131
	Global Water Resources Inc.	235,836	2,115
*,^	ExOne Co.	279,558	2,035
*	Ultralife Corp.	200,885	2,009
*	Arotech Corp.	636,010	1,940
*	General Finance Corp.	261,649	1,897
*	Xerium Technologies Inc.	285,836	1,844
*,^	Workhorse Group Inc.	660,953	1,745
	Steel Connect Inc.	810,199	1,718
*	Perceptron Inc.	195,912	1,675
*,^	CUI Global Inc.	643,279	1,672
*	Frequency Electronics Inc.	191,069	1,672
*	DHI Group Inc.	1,001,975	1,603
*	Sharps Compliance Corp.	341,266	1,549
*,^	Babcock & Wilcox Enterprises Inc.	345,252	1,509
*	Luna Innovations Inc.	461,527	1,495
*	CPI Aerostructures Inc.	149,909	1,462
*,^	UQM Technologies Inc.	1,096,725	1,415
*,^	Revolution Lighting Technologies Inc.	388,578	1,333
*	Perma-Pipe International Holdings Inc.	136,141	1,232
*,^	Aqua Metals Inc.	472,524	1,224
*	Hudson Global Inc.	604,126	1,172
*	Limbach Holdings Inc.	91,251	1,130
*	Mattersight Corp.	535,988	1,126
*	Ballantyne Strong Inc.	233,667	1,040
*,^	LightPath Technologies Inc. Class A	472,290	1,039
*,^	Capstone Turbine Corp.	886,553	1,015
	Espey Manufacturing & Electronics Corp.	36,513	957
*	Universal Technical Institute Inc.	323,666	952

*,^	ClearSign Combustion Corp.	464,971	942
*	ALJ Regional Holdings Inc.	433,960	911
*	IEC Electronics Corp.	192,084	863
*,^	Odyssey Marine Exploration Inc.	102,906	851
*	Lincoln Educational Services Corp.	411,937	795
*,^	eMagin Corp.	545,071	790
*	Perma-Fix Environmental Services	190,337	790
*	Wireless Telecom Group Inc.	316,572	772
*,^	Applied DNA Sciences Inc.	516,369	744
	Issuer Direct Corp.	43,268	736
*	Innovative Solutions & Support Inc.	206,801	730
*	Taylor Devices Inc.	67,427	728
	Black Box Corp.	322,731	645
	Greif Inc. Class B	11,048	644
*,^	Lightbridge Corp.	506,800	593
*	Volt Information Sciences Inc.	184,537	563
*,^	Energy Focus Inc.	215,166	544
	AMCON Distributing Co.	5,948	535
*,^	Vertex Energy Inc.	440,810	494
*	SigmaTron International Inc.	84,764	492
	RF Industries Ltd.	106,818	491
*	Air T Inc.	19,270	482
*	Broadwind Energy Inc.	217,860	479
*	Cardlytics Inc.	32,504	476
*,^	Medical Transcription Billing Corp.	138,038	460
*	Tecogen Inc.	159,320	456
*,^	Synthesis Energy Systems Inc.	167,199	448
*	ASV Holdings Inc.	54,894	399
	Chicago Rivet & Machine Co.	11,328	355
*,^	Cemtrex Inc.	120,430	343
*,^	Air Industries Group	222,863	343
*,^	Orion Energy Systems Inc.	393,206	334
*	Image Sensing Systems Inc.	74,588	317
*	DLH Holdings Corp.	52,984	309
*	AMREP Corp.	41,838	301
*,^	Research Frontiers Inc.	305,937	298
*,^	Polar Power Inc.	54,712	271
*	Pioneer Power Solutions Inc.	41,047	261
*,^	Digital Ally Inc.	99,249	258
*	Fuel Tech Inc.	210,278	252
	Ecology and Environment Inc.	21,480	249
*,^	EnSync Inc.	618,294	234
*,^	Turtle Beach Corp.	360,823	216
*,^	GEE Group Inc.	81,570	216
*	Sypris Solutions Inc.	127,117	207
*,^	Payment Data Systems Inc.	111,311	203
*	Continental Materials Corp.	8,941	175
*	ENGlobal Corp.	210,413	175
	Bel Fuse Inc. Class A	10,580	175
*	Rubicon Technology Inc.	24,849	173
*	Echelon Corp.	30,896	142
*	Industrial Services of America Inc.	55,088	136
*	JetPay Corp.	56,499	130
*	AeroCentury Corp.	6,716	116
*,^	Coda Octopus Group Inc.	27,130	94
*	SIFCO Industries Inc.	16,533	91
*,^	Astrotech Corp.	34,437	91

*	Quest Resource Holding Corp.	39,194	87
*	Command Security Corp.	25,285	77
*,^	Professional Diversity Network Inc.	17,385	49
	Servotronics Inc.	4,914	49
*,^	American Electric Technologies Inc.	43,277	48
*	SG Blocks Inc.	8,584	40
*	Electro-Sensors Inc.	1,291	5
*	Jewett-Cameron Trading Co. Ltd.	185	3
*,^	Patriot National Inc.	129,819	2
*	Dorian LPG Ltd.	20	—
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			89,812,547
Oil & Gas (5.5%)
	Exxon Mobil Corp.	104,531,661	7,799,107
	Chevron Corp.	47,128,688	5,374,556
	Schlumberger Ltd.	34,154,204	2,212,509
	ConocoPhillips	28,982,756	1,718,388
	EOG Resources Inc.	14,264,572	1,501,631
	Occidental Petroleum Corp.	18,873,496	1,226,022
	Phillips 66	11,248,960	1,079,000
	Valero Energy Corp.	10,789,586	1,000,950
	Halliburton Co.	19,433,492	912,208
	Marathon Petroleum Corp.	12,045,827	880,670
	Anadarko Petroleum Corp.	13,139,101	793,733
	Pioneer Natural Resources Co.	4,201,711	721,770
	Kinder Morgan Inc.	46,248,833	696,507
	ONEOK Inc.	10,051,338	572,122
*	Concho Resources Inc.	3,676,330	552,663
	Williams Cos. Inc.	20,397,352	507,078
	Devon Energy Corp.	12,983,881	412,758
	Hess Corp.	7,383,664	373,761
	Noble Energy Inc.	12,014,143	364,029
	Andeavor	3,600,520	362,068
	Apache Corp.	9,401,550	361,772
	National Oilwell Varco Inc.	9,399,371	345,991
	Marathon Oil Corp.	20,971,885	338,277
	EQT Corp.	6,524,663	309,987
*	Diamondback Energy Inc.	2,421,279	306,340
	Baker Hughes a GE Co.	10,572,597	293,601
	Cabot Oil & Gas Corp.	11,415,825	273,751
*	Cheniere Energy Inc.	4,980,329	266,199
	Targa Resources Corp.	5,399,745	237,589
	Cimarex Energy Co.	2,354,736	220,168
	HollyFrontier Corp.	4,372,652	213,648
*	Parsley Energy Inc. Class A	5,912,194	171,395
	Helmerich & Payne Inc.	2,553,206	169,941
	OGE Energy Corp.	4,924,289	161,369
*	Energen Corp.	2,401,476	150,957
*	RSP Permian Inc.	3,131,024	146,782
*	WPX Energy Inc.	9,836,958	145,390
*	First Solar Inc.	1,932,987	137,203
*	Continental Resources Inc.	2,317,070	136,591
*	Newfield Exploration Co.	4,920,230	120,152
	Core Laboratories NV	1,092,878	118,271
*	Antero Resources Corp.	5,872,629	116,572
*,^	Transocean Ltd.	10,756,941	106,494
	Murphy Oil Corp.	4,046,778	104,569

	Patterson-UTI Energy Inc.	5,494,596	96,210
	Range Resources Corp.	6,108,109	88,812
	PBF Energy Inc. Class A	2,575,883	87,322
*	Centennial Resource Development Inc. Class A	4,514,004	82,832
*	PDC Energy Inc.	1,626,281	79,737
	Delek US Holdings Inc.	1,869,540	76,090
*	Whiting Petroleum Corp.	2,240,852	75,830
*	Matador Resources Co.	2,291,806	68,548
*	Callon Petroleum Co.	4,985,194	66,004
*,^	Chesapeake Energy Corp.	21,342,138	64,453
*	Oasis Petroleum Inc.	7,762,078	62,873
*	Southwestern Energy Co.	14,476,947	62,685
*	QEP Resources Inc.	5,959,880	58,347
*	SRC Energy Inc.	5,943,768	56,050
*,^	Weatherford International plc	24,419,496	55,921
*	CNX Resources Corp.	3,590,113	55,395
	Nabors Industries Ltd.	7,502,297	52,441
	SM Energy Co.	2,745,726	49,505
	Ensco plc Class A	10,706,831	47,003
	Oceaneering International Inc.	2,445,968	45,348
*	Chart Industries Inc.	760,639	44,901
*	McDermott International Inc.	6,978,880	42,501
*	Dril-Quip Inc.	941,399	42,175
	SemGroup Corp. Class A	1,936,055	41,432
*	C&J Energy Services Inc.	1,532,235	39,562
*	Gulfport Energy Corp.	4,058,491	39,164
	Pattern Energy Group Inc. Class A	2,177,930	37,656
*	Oil States International Inc.	1,406,317	36,846
*	Rowan Cos. plc Class A	3,103,789	35,818
*	MRC Global Inc.	2,159,833	35,508
*	Laredo Petroleum Inc.	3,893,325	33,911
*	Superior Energy Services Inc.	3,784,669	31,905
*	Carrizo Oil & Gas Inc.	1,907,131	30,514
*	Extraction Oil & Gas Inc.	2,577,260	29,535
^	RPC Inc.	1,617,163	29,157
*	Denbury Resources Inc.	9,910,335	27,154
*	NOW Inc.	2,647,744	27,060
*	Unit Corp.	1,299,188	25,672
*	ProPetro Holding Corp.	1,548,800	24,610
*,^	Diamond Offshore Drilling Inc.	1,539,352	22,567
*	Noble Corp. plc	6,038,421	22,403
*	Exterran Corp.	835,731	22,314
*	Forum Energy Technologies Inc.	1,987,471	21,862
*	Alta Mesa Resources Inc.	2,605,878	20,847
*	SEACOR Holdings Inc.	394,760	20,172
*	Ultra Petroleum Corp.	4,822,247	20,109
*	Helix Energy Solutions Group Inc.	3,466,867	20,073
*	Ring Energy Inc.	1,394,330	20,009
*,^	Jagged Peak Energy Inc.	1,343,576	18,985
*	Halcon Resources Corp.	3,659,139	17,820
*,^	California Resources Corp.	1,005,289	17,241
*	Cactus Inc.	639,750	17,228
*	Keane Group Inc.	1,107,697	16,394
*,^	Resolute Energy Corp.	472,006	16,355
*	Newpark Resources Inc.	2,012,850	16,304
	Green Plains Inc.	947,601	15,920
*	Tidewater Inc.	545,524	15,607

	Archrock Inc.	1,742,600	15,248
*,^	Tellurian Inc.	1,933,203	13,938
*	HighPoint Resources Corp.	2,743,365	13,936
*	Par Pacific Holdings Inc.	781,053	13,411
	CVR Energy Inc.	430,060	12,996
*,^	SunPower Corp. Class A	1,538,990	12,281
*	FTS International Inc.	666,045	12,249
*	Stone Energy Corp.	324,763	12,049
*	SandRidge Energy Inc.	826,926	11,999
*	Bonanza Creek Energy Inc.	430,522	11,930
*,^	WildHorse Resource Development Corp.	622,539	11,884
*	Renewable Energy Group Inc.	916,699	11,734
*	Select Energy Services Inc. Class A	876,555	11,062
*	Penn Virginia Corp.	304,873	10,683
*,^	Plug Power Inc.	5,608,925	10,601
*	REX American Resources Corp.	144,513	10,521
*	TETRA Technologies Inc.	2,701,226	10,130
*	W&T Offshore Inc.	2,256,797	9,998
*	Abraxas Petroleum Corp.	3,903,907	8,667
*	Matrix Service Co.	617,688	8,462
*	Flotek Industries Inc.	1,325,762	8,087
*	Basic Energy Services Inc.	543,558	7,849
*	Solaris Oilfield Infrastructure Inc. Class A	470,651	7,794
*,^	Enphase Energy Inc.	1,676,885	7,663
*	SEACOR Marine Holdings Inc.	396,139	7,535
*	TPI Composites Inc.	334,344	7,506
	Panhandle Oil and Gas Inc. Class A	386,927	7,468
*	Natural Gas Services Group Inc.	310,963	7,416
	Bristow Group Inc.	564,780	7,342
*	Trecora Resources	530,148	7,210
*	ION Geophysical Corp.	264,764	7,175
*	Mammoth Energy Services Inc.	221,778	7,110
*	Green Brick Partners Inc.	618,520	6,742
*	Midstates Petroleum Co. Inc.	465,615	6,207
*,^	Sanchez Energy Corp.	1,931,444	6,045
*,^	Zion Oil & Gas Inc.	1,223,768	5,825
*,^	Liberty Oilfield Services Inc. Class A	333,332	5,630
*	Ameresco Inc. Class A	417,754	5,431
	Evolution Petroleum Corp.	666,003	5,361
*	SilverBow Resources Inc.	169,993	4,947
*	Pioneer Energy Services Corp.	1,790,993	4,836
*	Nine Energy Service Inc.	190,220	4,632
*	Earthstone Energy Inc. Class A	442,914	4,482
*,^	CARBO Ceramics Inc.	531,072	3,850
*	Dawson Geophysical Co.	534,709	3,604
*,^	FuelCell Energy Inc.	1,997,433	3,456
*	PHI Inc. (Non-Voting Shares)	328,800	3,367
*	NCS Multistage Holdings Inc.	216,831	3,252
*	Energy XXI Gulf Coast Inc.	818,879	3,145
*	Geospace Technologies Corp.	317,569	3,134
*	Pacific Ethanol Inc.	1,042,957	3,129
*,^	Smart Sand Inc.	533,783	3,107
*	Key Energy Services Inc.	260,791	3,056
*	Independence Contract Drilling Inc.	792,781	2,997
	Gulf Island Fabrication Inc.	379,466	2,694
*,^	Approach Resources Inc.	1,027,137	2,681
*,^	Lilis Energy Inc.	673,813	2,675

*,^	American Superconductor Corp.	440,279	2,562
*	Comstock Resources Inc.	348,907	2,551
	Adams Resources & Energy Inc.	56,816	2,472
*	Gulfmark Offshore Inc.	84,648	2,455
*,^	Gastar Exploration Inc.	3,552,286	2,425
*	Hornbeck Offshore Services Inc.	798,105	2,322
*,^	Northern Oil and Gas Inc.	1,056,723	2,092
*	Contango Oil & Gas Co.	574,719	2,040
*	Parker Drilling Co.	3,198,041	2,031
*	Goodrich Petroleum Corp.	161,800	1,775
*,^	Isramco Inc.	17,021	1,767
*	Lonestar Resources US Inc. Class A	400,880	1,740
*	Eclipse Resources Corp.	1,179,038	1,698
*,^	Jones Energy Inc. Class A	1,997,029	1,598
*	Ranger Energy Services Inc.	170,100	1,385
*,^	Erin Energy Corp.	378,180	1,380
*,^	EP Energy Corp. Class A	1,024,693	1,373
*,^	NextDecade Corp.	267,422	1,321
*,^	Torchlight Energy Resources Inc.	793,893	1,032
*	VAALCO Energy Inc.	1,074,850	926
*,^	Stone Energy Corp. Warrants Exp. 02/28/2021	116,107	848
*	Willbros Group Inc.	1,408,037	778
*	Mitcham Industries Inc.	232,826	754
*	PHI Inc. (Voting Shares)	70,397	717
*,^	Rosehill Resources Inc.	112,200	659
*,^	Ocean Power Technologies Inc.	499,865	535
*,^	Eco-Stim Energy Solutions Inc.	533,133	506
*,^	Enservco Corp.	553,228	503
*	Quintana Energy Services Inc.	31,982	312
*	PetroQuest Energy Inc.	447,372	260
*,^	Aemetis Inc.	139,286	237
*,^	Ideal Power Inc.	188,206	215
*	Superior Drilling Products Inc.	114,640	190
*,^	Yuma Energy Inc.	141,728	154
*,^	Houston American Energy Corp.	378,349	118
*,^	SAExploration Holdings Inc.	25,156	34
*	Tidewater Inc. Warrants Series A	8,839	32
*	Tidewater Inc. Warrants Series B	9,555	29
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	5
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	3
*	Rex Energy Corp.	302	—
2	Harvest Natural Resources Inc.	51,829	—
			36,815,289
Other (0.0%)3
*,2	Dyax Corp. CVR Exp. 12/31/2019	2,750,063	5,500
*,2	Herbalife Ltd. CVR	234,057	2,270
*,^,2 Babcock & Wilcox Enterprises Inc. Rights Exp. 04/30/2018		1,085,911	2,083
*,^,2 Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,2	NewStar Financial Inc. CVR	551,185	271
*,^,2 Ocera Therapeutics CVR Line		653,477	176
*,2	Ambit Biosciences Corp. CVR	201,330	121
*,2	Media General Inc. CVR	2,351,934	91
*,2	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Famous Dave's of America Inc. Rights Exp. 04/10/2018	20,157	73
*	Kadmon Warrants Exp. 09/29/2022	169,257	61
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,2	Achieve Life Sciences Inc. CVR	228,587	2

*,2	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,2	Clinical Data CVR	216,285	—
*,2	Chelsea Therapeutics International Ltd. CVR	1,157,305	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,2 Biosante Pharmaceutical Inc. CVR		253,823	—
*,2	NuPathe Inc. CVR	158,681	—
*,^,2 Ditech Holding Corp Warrants Exp. 01/31/2028		43,103	—
*,^,2 Ditech Holding Corp Series B Warrants Exp. 01/31/2028		34,201	—
			11,644
Technology (19.3%)
	Apple Inc.	112,662,178	18,902,460
	Microsoft Corp.	189,957,882	17,337,456
*	Facebook Inc. Class A	59,107,893	9,444,850
*	Alphabet Inc. Class A	7,332,719	7,605,056
*	Alphabet Inc. Class C	7,366,690	7,600,877
	Intel Corp.	115,167,847	5,997,941
	Cisco Systems Inc.	118,848,428	5,097,409
	International Business Machines Corp.	22,840,661	3,504,443
	Oracle Corp.	76,593,415	3,504,149
	NVIDIA Corp.	13,454,277	3,115,876
*	Adobe Systems Inc.	12,128,984	2,620,831
	Texas Instruments Inc.	24,268,688	2,521,274
	Broadcom Ltd.	10,127,189	2,386,472
	QUALCOMM Inc.	36,522,408	2,023,707
*	salesforce.com Inc.	16,921,480	1,967,968
*	Micron Technology Inc.	28,525,346	1,487,312
	Applied Materials Inc.	25,920,928	1,441,463
	Cognizant Technology Solutions Corp. Class A	14,501,439	1,167,366
	Intuit Inc.	5,999,722	1,040,052
	HP Inc.	40,581,613	889,549
	Analog Devices Inc.	9,188,642	837,361
	Lam Research Corp.	4,018,865	816,473
	DXC Technology Co.	7,048,338	708,569
*	ServiceNow Inc.	4,259,124	704,672
*	Autodesk Inc.	5,434,027	682,405
	Hewlett Packard Enterprise Co.	38,651,494	677,947
	Western Digital Corp.	7,341,046	677,358
*	Red Hat Inc.	4,362,408	652,224
	Corning Inc.	21,135,450	589,256
	Microchip Technology Inc.	5,777,804	527,860
	Harris Corp.	2,928,832	472,362
	Xilinx Inc.	6,284,145	453,967
*	Twitter Inc.	15,576,637	451,878
*	Cerner Corp.	7,788,242	451,718
	Skyworks Solutions Inc.	4,501,955	451,366
*	Workday Inc. Class A	3,382,751	429,981
	KLA-Tencor Corp.	3,865,152	421,340
	Motorola Solutions Inc.	3,978,859	418,974
	Maxim Integrated Products Inc.	6,936,835	417,736
	NetApp Inc.	6,607,093	407,592
	Symantec Corp.	15,331,098	396,309
*	Palo Alto Networks Inc.	2,152,498	390,721
	Seagate Technology plc	6,321,468	369,932
*	Dell Technologies Inc. Class V	5,009,502	366,746
*	Splunk Inc.	3,490,071	343,388
*	ANSYS Inc.	2,069,631	324,290
*	Square Inc.	6,299,383	309,930

*	Synopsys Inc.	3,675,786	305,972
*	Arista Networks Inc.	1,185,265	302,598
*	Citrix Systems Inc.	3,192,808	296,293
*	IAC/InterActiveCorp	1,894,217	296,218
*	Akamai Technologies Inc.	3,959,950	281,077
	CDW Corp.	3,775,468	265,453
	CA Inc.	7,696,841	260,923
*	ON Semiconductor Corp.	10,478,893	256,314
*	Cadence Design Systems Inc.	6,967,475	256,194
*	Gartner Inc.	2,128,082	250,305
	Leidos Holdings Inc.	3,722,447	243,448
*,^	VeriSign Inc.	2,039,947	241,856
	SS&C Technologies Holdings Inc.	4,312,192	231,306
*,^	Advanced Micro Devices Inc.	22,601,676	227,147
	Juniper Networks Inc.	9,250,842	225,073
*	PTC Inc.	2,868,764	223,792
	Teradyne Inc.	4,836,446	221,074
*	F5 Networks Inc.	1,524,896	220,515
*	Qorvo Inc.	3,121,867	219,936
*,^	VMware Inc. Class A	1,781,443	216,036
	CDK Global Inc.	3,316,077	210,040
	Marvell Technology Group Ltd.	9,771,875	205,209
*	GoDaddy Inc. Class A	3,259,507	200,199
*	Veeva Systems Inc. Class A	2,732,286	199,512
*	Fortinet Inc.	3,641,944	195,135
*	CommScope Holding Co. Inc.	4,711,517	188,319
*	Tyler Technologies Inc.	887,966	187,325
*	Microsemi Corp.	2,885,018	186,718
*,^	Snap Inc.	10,957,743	173,899
*	Ultimate Software Group Inc.	699,621	170,498
	CSRA Inc.	4,033,955	166,320
	MKS Instruments Inc.	1,339,625	154,928
	Garmin Ltd.	2,556,797	150,672
*	Guidewire Software Inc.	1,858,830	150,249
	LogMeIn Inc.	1,292,354	149,331
*	EPAM Systems Inc.	1,241,341	142,158
*	athenahealth Inc.	989,995	141,599
*	Proofpoint Inc.	1,242,112	141,166
*	Aspen Technology Inc.	1,782,568	140,627
	Cypress Semiconductor Corp.	7,806,779	132,403
*	Cavium Inc.	1,631,440	129,504
*	Tableau Software Inc. Class A	1,583,661	127,991
*	Nutanix Inc.	2,590,568	127,223
*,^	Paycom Software Inc.	1,168,354	125,470
	DST Systems Inc.	1,463,439	122,417
	Entegris Inc.	3,494,046	121,593
	Blackbaud Inc.	1,186,987	120,847
*	Fair Isaac Corp.	708,000	119,914
*	Teradata Corp.	2,987,650	118,520
*	ARRIS International plc	4,390,002	116,642
*	Nuance Communications Inc.	7,239,495	114,022
*	Zendesk Inc.	2,377,386	113,805
	Monolithic Power Systems Inc.	933,809	108,107
*	2U Inc.	1,224,001	102,853
*	Integrated Device Technology Inc.	3,270,299	99,940
*	Cree Inc.	2,462,843	99,277
*	RingCentral Inc. Class A	1,526,174	96,912

*	Silicon Laboratories Inc.	1,057,392	95,060
*	NCR Corp.	3,008,575	94,830
*,^	Lumentum Holdings Inc.	1,461,100	93,218
*	CACI International Inc. Class A	609,260	92,211
*	Ciena Corp.	3,539,341	91,669
*	HubSpot Inc.	837,707	90,724
*,^	ViaSat Inc.	1,379,225	90,643
	j2 Global Inc.	1,134,892	89,566
	SYNNEX Corp.	743,462	88,026
*	Medidata Solutions Inc.	1,370,055	86,053
*	Tech Data Corp.	938,818	79,922
*	RealPage Inc.	1,534,515	79,028
*	Dycom Industries Inc.	725,548	78,091
*	New Relic Inc.	1,027,421	76,152
	Science Applications International Corp.	956,155	75,345
*	Ellie Mae Inc.	802,359	73,769
*	FireEye Inc.	4,325,767	73,235
*	Manhattan Associates Inc.	1,678,996	70,316
*	ACI Worldwide Inc.	2,924,226	69,363
	Cabot Microelectronics Corp.	631,358	67,625
*	Verint Systems Inc.	1,572,439	66,986
*	MuleSoft Inc. Class A	1,476,116	64,920
*	Semtech Corp.	1,642,177	64,127
*	Cirrus Logic Inc.	1,553,881	63,134
	InterDigital Inc.	853,234	62,798
*	Advanced Energy Industries Inc.	980,988	62,685
*	Twilio Inc. Class A	1,614,634	61,647
*	Avaya Holdings Corp.	2,733,972	61,241
*	Envestnet Inc.	1,039,022	59,536
*	Callidus Software Inc.	1,636,018	58,815
*	Box Inc.	2,821,739	57,987
*	Qualys Inc.	787,681	57,304
*	CommVault Systems Inc.	999,934	57,196
*	Pure Storage Inc. Class A	2,783,832	55,537
*	Mercury Systems Inc.	1,134,811	54,834
*	Allscripts Healthcare Solutions Inc.	4,420,857	54,598
*	Viavi Solutions Inc.	5,584,426	54,281
*	NetScout Systems Inc.	2,043,222	53,839
	Pegasystems Inc.	868,842	52,695
*	Cloudera Inc.	2,437,775	52,607
*,^	Match Group Inc.	1,174,194	52,181
*	Cornerstone OnDemand Inc.	1,283,320	50,191
	Pitney Bowes Inc.	4,589,541	49,980
	Plantronics Inc.	823,938	49,741
*	EchoStar Corp. Class A	910,770	48,061
	Power Integrations Inc.	700,606	47,886
	Brooks Automation Inc.	1,649,087	44,657
	Cogent Communications Holdings Inc.	1,023,316	44,412
*	Finisar Corp.	2,800,957	44,283
	Progress Software Corp.	1,142,501	43,929
*	Coupa Software Inc.	952,109	43,435
*	Premier Inc. Class A	1,372,351	42,968
*	VeriFone Systems Inc.	2,737,297	42,100
*	NETGEAR Inc.	731,480	41,841
	Ebix Inc.	543,992	40,527
*	Infinera Corp.	3,711,301	40,305
*	Q2 Holdings Inc.	883,581	40,247

*,^	Ubiquiti Networks Inc.	575,712	39,609
*	Synaptics Inc.	849,633	38,854
*	Five9 Inc.	1,299,472	38,711
	TiVo Corp.	2,854,512	38,679
*	Oclaro Inc.	3,988,487	38,130
*	Okta Inc.	943,241	37,588
	CSG Systems International Inc.	826,552	37,435
*	Bottomline Technologies de Inc.	949,399	36,789
*	Rambus Inc.	2,712,331	36,427
*	Varonis Systems Inc.	595,513	36,029
*	MaxLinear Inc.	1,493,515	33,977
*	Virtusa Corp.	653,233	31,656
*	Electronics For Imaging Inc.	1,134,542	31,007
*,^	3D Systems Corp.	2,671,929	30,968
*	Blackline Inc.	784,000	30,741
*	Insight Enterprises Inc.	879,023	30,704
*	Extreme Networks Inc.	2,732,502	30,249
*	MicroStrategy Inc. Class A	231,147	29,816
*	Diodes Inc.	975,733	29,721
*	Instructure Inc.	681,218	28,713
*	Alarm.com Holdings Inc.	759,871	28,678
*,^	Inphi Corp.	940,410	28,306
*	SPS Commerce Inc.	426,735	27,341
*	Blucora Inc.	1,069,013	26,298
	Xperi Corp.	1,220,012	25,803
	Diebold Nixdorf Inc.	1,661,940	25,594
*	ePlus Inc.	329,138	25,574
*	Hortonworks Inc.	1,246,768	25,397
*	Dropbox Inc. Class A	794,919	24,617
*	FormFactor Inc.	1,775,787	24,239
*	Amkor Technology Inc.	2,382,030	24,130
*	Boingo Wireless Inc.	946,519	23,445
	Monotype Imaging Holdings Inc.	1,028,711	23,095
*	ScanSource Inc.	625,822	22,248
*	PROS Holdings Inc.	673,677	22,238
*	Everbridge Inc.	598,727	21,913
*	LivePerson Inc.	1,324,357	21,653
*	Web.com Group Inc.	1,158,776	20,974
*	Syntel Inc.	820,941	20,959
*,^	Acacia Communications Inc.	542,866	20,879
*	Apptio Inc. Class A	735,302	20,838
*	Rapid7 Inc.	806,137	20,613
*	Cray Inc.	993,600	20,568
*	Shutterstock Inc.	426,884	20,554
	NIC Inc.	1,543,905	20,534
*	Rudolph Technologies Inc.	738,019	20,443
*	CEVA Inc.	538,987	19,511
*	Axcelis Technologies Inc.	790,943	19,457
*	CalAmp Corp.	829,859	18,987
	ADTRAN Inc.	1,208,602	18,794
*	Perficient Inc.	816,243	18,708
*	Alteryx Inc. Class A	532,442	18,178
*	Quality Systems Inc.	1,328,143	18,129
*	Ultra Clean Holdings Inc.	890,953	17,151
*	Carbonite Inc.	578,353	16,657
*	Nanometrics Inc.	612,924	16,488
	Comtech Telecommunications Corp.	551,256	16,477

*	Super Micro Computer Inc.	949,065	16,134
*	Lattice Semiconductor Corp.	2,851,241	15,881
*	CommerceHub Inc.	704,814	15,851
*	Vocera Communications Inc.	643,313	15,066
	Cohu Inc.	657,679	15,002
	Switch Inc.	922,108	14,671
*	Xcerra Corp.	1,258,684	14,664
*,^	Yext Inc.	1,131,359	14,312
*	ForeScout Technologies Inc.	434,613	14,099
*	Workiva Inc.	593,323	14,062
*	Photronics Inc.	1,688,243	13,928
*	SailPoint Technologies Holding Inc.	670,045	13,863
*	Altair Engineering Inc. Class A	434,757	13,634
*,^	Unisys Corp.	1,250,613	13,444
*	Loral Space & Communications Inc.	318,580	13,269
*,^	Ichor Holdings Ltd.	540,019	13,074
*	Tabula Rasa HealthCare Inc.	330,785	12,834
*	Appfolio Inc.	305,222	12,468
*	Presidio Inc.	789,412	12,346
*,^	Gogo Inc.	1,380,596	11,915
*,^	Benefitfocus Inc.	461,261	11,255
*,^	Applied Optoelectronics Inc.	447,749	11,221
*	USA Technologies Inc.	1,242,454	11,182
*,^	Cision Ltd.	959,933	11,106
*	Upland Software Inc.	380,689	10,960
*	Endurance International Group Holdings Inc.	1,480,355	10,955
*	Vectrus Inc.	289,681	10,788
*	Limelight Networks Inc.	2,555,176	10,502
	Systemax Inc.	364,062	10,394
*	Model N Inc.	562,667	10,156
	Forrester Research Inc.	244,937	10,153
*	MongoDB Inc.	233,831	10,148
*	VASCO Data Security International Inc.	746,986	9,673
*	Synchronoss Technologies Inc.	889,793	9,387
*,^	KeyW Holding Corp.	1,173,682	9,225
^	Computer Programs & Systems Inc.	314,177	9,174
	Hackett Group Inc.	561,201	9,013
	American Software Inc. Class A	690,159	8,972
	QAD Inc. Class A	214,789	8,946
*,^	Immersion Corp.	735,112	8,785
*	Zscaler Inc.	305,958	8,588
*	PDF Solutions Inc.	664,802	7,752
*	Calix Inc.	1,131,614	7,752
*	Alpha & Omega Semiconductor Ltd.	498,758	7,706
	PC Connection Inc.	298,774	7,469
*	Harmonic Inc.	1,950,085	7,410
*	Rosetta Stone Inc.	563,421	7,409
*	Quantenna Communications Inc.	519,716	7,120
*	Digi International Inc.	678,563	6,989
*	A10 Networks Inc.	1,197,161	6,967
*	CommerceHub Inc. Class A	308,516	6,942
*	MobileIron Inc.	1,392,156	6,891
*	AXT Inc.	948,518	6,877
*,^	NeoPhotonics Corp.	984,099	6,741
*	Zix Corp.	1,532,609	6,544
*,^	Digimarc Corp.	273,233	6,544
*	Mitek Systems Inc.	860,467	6,367

*,^	TransEnterix Inc.	3,723,801	6,330
*	Brightcove Inc.	895,139	6,221
*,^	WideOpenWest Inc.	865,646	6,189
*	DSP Group Inc.	523,947	6,183
*	Castlight Health Inc. Class B	1,669,015	6,092
*	Sigma Designs Inc.	971,763	6,025
*	ChannelAdvisor Corp.	652,914	5,942
*	SendGrid Inc.	206,623	5,814
*	Ribbon Communications Inc.	1,128,371	5,755
*,^	Kopin Corp.	1,762,567	5,499
*	Agilysys Inc.	454,440	5,417
*	Amber Road Inc.	596,529	5,309
*,^	Impinj Inc.	407,658	5,308
*	Internap Corp.	462,657	5,089
*,^	VirnetX Holding Corp.	1,263,963	4,993
*	Ooma Inc.	448,671	4,890
	Preformed Line Products Co.	73,908	4,811
*	Telenav Inc.	856,653	4,626
	Simulations Plus Inc.	298,396	4,401
*	RigNet Inc.	319,157	4,341
*,^	Appian Corp. Class A	171,111	4,309
*	PAR Technology Corp.	289,316	4,076
*	KVH Industries Inc.	385,252	3,987
*	ConvergeOne Holdings Inc.	430,200	3,975
*	EMCORE Corp.	690,255	3,934
*	Meet Group Inc.	1,855,598	3,878
	TESSCO Technologies Inc.	158,040	3,659
*	Clearfield Inc.	282,541	3,645
*,^	Aquantia Corp.	224,855	3,530
*	Bandwidth Inc. Class A	102,165	3,337
*,^	Exela Technologies Inc.	593,106	3,280
*	Aerohive Networks Inc.	804,167	3,249
*	Telaria Inc.	845,774	3,180
*	Computer Task Group Inc.	384,353	3,148
*,^	QuickLogic Corp.	2,064,240	3,138
*,^	Casa Systems Inc.	104,787	3,074
*	Seachange International Inc.	1,113,792	3,018
*	Pixelworks Inc.	769,595	2,978
*,^	Park City Group Inc.	333,673	2,920
	PC-Tel Inc.	403,760	2,899
*	Fusion Telecommunications International Inc.	882,842	2,852
*	eGain Corp.	353,747	2,812
*,^	Quantum Corp.	766,946	2,792
*	GSI Technology Inc.	368,484	2,730
	TransAct Technologies Inc.	206,018	2,689
*	Adesto Technologies Corp.	362,343	2,681
	AstroNova Inc.	168,670	2,614
*	Amtech Systems Inc.	352,960	2,584
*	ID Systems Inc.	414,467	2,578
*	Datawatch Corp.	293,389	2,538
*	VOXX International Corp. Class A	492,421	2,437
*	Key Tronic Corp.	301,701	2,100
*,^	SITO Mobile Ltd.	479,955	1,929
*	SecureWorks Corp. Class A	234,363	1,894
*,^	Veritone Inc.	135,000	1,879
*	Aware Inc.	432,908	1,797
	GlobalSCAPE Inc.	469,361	1,727

*,^	Airgain Inc.	219,697	1,700
*,^	Everspin Technologies Inc.	221,295	1,671
*	Edgewater Technology Inc.	299,696	1,663
*	Great Elm Capital Group Inc.	414,911	1,660
*,^	Helios & Matheson Analytics Inc.	577,156	1,633
*	Data I/O Corp.	219,273	1,631
*,^	CVD Equipment Corp.	173,894	1,588
*	inTEST Corp.	238,227	1,584
*	Identiv Inc.	413,264	1,546
*,^	Inseego Corp.	830,617	1,478
	RCM Technologies Inc.	255,019	1,471
*	BSQUARE Corp.	337,101	1,433
*	LRAD Corp.	604,296	1,390
*,^	Atomera Inc.	219,062	1,367
*	Aviat Networks Inc.	81,079	1,359
*	Support.com Inc.	473,810	1,308
*,^	Rimini Street Inc.	148,622	1,272
	ClearOne Inc.	155,448	1,236
*,^	Resonant Inc.	385,252	1,229
	QAD Inc. Class B	38,958	1,220
*	Synacor Inc.	677,563	1,084
*	Finjan Holdings Inc.	328,551	1,068
*,^	Neurotrope Inc.	131,201	1,065
*	Icad Inc.	342,414	1,055
*,^	Ominto Inc.	336,216	965
*	DASAN Zhone Solutions Inc.	85,125	960
*	Xplore Technologies Corp.	292,147	947
*,^	Aehr Test Systems	417,457	939
*	GSE Systems Inc.	275,429	895
*,^	NXT-ID Inc.	449,415	894
	Network-1 Technologies Inc.	304,119	806
*	Innodata Inc.	643,214	695
*	NetSol Technologies Inc.	147,068	676
*	Evolving Systems Inc.	139,315	669
*	WidePoint Corp.	1,146,132	666
*,^	SharpSpring Inc.	101,651	647
*	ACM Research Inc. Class A	51,793	637
*	Westell Technologies Inc. Class A	183,100	613
*,^	iPass Inc.	1,597,520	607
	RELM Wireless Corp.	129,063	510
*	Intermolecular Inc.	388,778	509
*,^	Tintri Inc.	296,012	506
*	Marin Software Inc.	72,462	482
	CSP Inc.	43,624	469
*	CCUR Holdings Inc.	85,899	412
*	Streamline Health Solutions Inc.	207,827	382
*,^	Smith Micro Software Inc.	217,859	381
*,^	Neonode Inc.	843,592	355
*,^	Intellicheck Inc.	196,842	354
*,^	Radisys Corp.	534,812	343
*,^	CynergisTek Inc.	68,763	342
*	Lantronix Inc.	164,876	340
*,^	Sunworks Inc.	317,501	302
*,^	Inuvo Inc.	315,731	290
*,^	XpresSpa Group Inc.	384,210	277
	Communications Systems Inc.	73,726	271
*	Trio-Tech International	46,648	268

*,^	ParkerVision Inc.	331,909	266
*,^	Netlist Inc.	1,118,674	258
*	ARC Group Worldwide Inc.	117,147	228
*	Majesco	41,259	209
*	Socket Mobile Inc.	64,296	208
*	Cinedigm Corp. Class A	138,637	190
*	Qumu Corp.	105,861	186
*	Determine Inc.	96,597	137
*,^	xG Technology Inc.	124,766	130
*,^	Xcel Brands Inc.	36,848	118
*,^	RumbleON Inc. Class B	28,148	117
*	BroadVision Inc.	33,284	90
*	Mastech Digital Inc.	4,280	53
*,2	Gerber Scientific Inc. CVR	388,581	44
*	Sonic Foundry Inc.	17,328	38
*	ADDvantage Technologies Group Inc.	29,519	38
	SilverSun Technologies Inc.	2,301	9
*	Intelligent Systems Corp.	1,683	9
*	CMTSU Liquidation Inc.	113,650	1
			129,769,479
Telecommunications (1.7%)
	AT&T Inc.	151,518,151	5,401,622
	Verizon Communications Inc.	101,760,923	4,866,207
*	T-Mobile US Inc.	7,372,757	450,033
	CenturyLink Inc.	23,737,571	390,008
*	Zayo Group Holdings Inc.	5,198,833	177,592
*,^	Sprint Corp.	14,837,352	72,406
	Telephone & Data Systems Inc.	2,315,029	64,890
*	Vonage Holdings Corp.	5,064,366	53,936
*	GTT Communications Inc.	805,194	45,655
	Shenandoah Telecommunications Co.	1,149,293	41,375
*	8x8 Inc.	2,155,779	40,205
*,^	Iridium Communications Inc.	2,049,067	23,052
	Consolidated Communications Holdings Inc.	1,736,498	19,032
*	ORBCOMM Inc.	1,720,830	16,124
	ATN International Inc.	259,333	15,462
*	Cincinnati Bell Inc.	1,029,560	14,260
^	Frontier Communications Corp.	1,912,275	14,189
*	United States Cellular Corp.	328,300	13,194
*,^	Globalstar Inc.	13,903,876	9,559
*	pdvWireless Inc.	310,293	9,262
	Spok Holdings Inc.	479,524	7,169
	Windstream Holdings Inc.	4,481,871	6,320
*	HC2 Holdings Inc.	1,040,874	5,475
*,^	Intelsat SA	1,329,015	4,997
*	Hawaiian Telcom Holdco Inc.	144,051	3,843
	IDT Corp. Class B	422,763	2,651
*	Alaska Communications Systems Group Inc.	1,193,525	2,148
*	Rafael Holdings Inc. Class B	211,381	1,025
*	Otelco Inc. Class A	54,107	806
*	CPS Technologies Corp.	41,009	55
			11,772,552
Utilities (2.8%)
	NextEra Energy Inc.	11,617,928	1,897,556
	Duke Energy Corp.	17,256,421	1,336,855
	Southern Co.	24,754,004	1,105,514

	Dominion Energy Inc.	15,870,589	1,070,154
	Exelon Corp.	23,795,695	928,270
	American Electric Power Co. Inc.	12,113,703	830,879
	Sempra Energy	6,770,373	753,001
	Public Service Enterprise Group Inc.	12,481,866	627,089
	Consolidated Edison Inc.	7,649,485	596,201
	Xcel Energy Inc.	12,503,670	568,667
	PG&E Corp.	12,712,040	558,440
	Edison International	8,042,412	511,980
	WEC Energy Group Inc.	7,789,504	488,402
	PPL Corp.	17,098,320	483,711
	DTE Energy Co.	4,413,616	460,782
	Eversource Energy	7,804,634	459,849
	FirstEnergy Corp.	11,719,989	398,597
	American Water Works Co. Inc.	4,397,864	361,197
	Entergy Corp.	4,449,235	350,511
	Ameren Corp.	5,999,473	339,750
	CMS Energy Corp.	6,933,312	314,010
	CenterPoint Energy Inc.	10,589,763	290,160
	Atmos Energy Corp.	2,762,592	232,721
	Alliant Energy Corp.	5,689,123	232,458
	NRG Energy Inc.	7,418,486	226,486
	Pinnacle West Capital Corp.	2,750,410	219,483
	NiSource Inc.	8,295,740	198,351
	UGI Corp.	4,295,513	190,807
	Westar Energy Inc. Class A	3,527,557	185,514
	AES Corp.	16,270,494	184,996
	Great Plains Energy Inc.	5,328,734	169,400
	Aqua America Inc.	4,414,257	150,350
*,^	Vistra Energy Corp.	6,354,965	132,374
	SCANA Corp.	3,524,474	132,344
	Vectren Corp.	2,059,672	131,654
	IDACORP Inc.	1,246,651	110,042
	WGL Holdings Inc.	1,267,187	106,000
	National Fuel Gas Co.	1,856,721	95,528
	Hawaiian Electric Industries Inc.	2,688,809	92,441
	ALLETE Inc.	1,258,885	90,954
	Portland General Electric Co.	2,189,897	88,713
	New Jersey Resources Corp.	2,184,588	87,602
	ONE Gas Inc.	1,318,196	87,027
	Spire Inc.	1,144,511	82,748
	Avista Corp.	1,605,593	82,287
	Avangrid Inc.	1,582,342	80,889
	Southwest Gas Holdings Inc.	1,128,692	76,333
	PNM Resources Inc.	1,966,143	75,205
	Black Hills Corp.	1,311,042	71,190
	NorthWestern Corp.	1,212,744	65,246
	South Jersey Industries Inc.	1,998,528	56,279
	Ormat Technologies Inc.	940,764	53,040
	El Paso Electric Co.	1,011,255	51,574
*	Dynegy Inc.	3,572,583	48,301
	MGE Energy Inc.	859,882	48,239
	American States Water Co.	907,894	48,173
	California Water Service Group	1,180,424	43,971
	Northwest Natural Gas Co.	723,094	41,686
	Chesapeake Utilities Corp.	388,908	27,360
*	Evoqua Water Technologies Corp.	1,112,375	23,682

	SJW Group			440,873	23,238
*,^	Sunrun Inc.			2,125,659	18,982
	Connecticut Water Service Inc.			295,941	17,913
	TerraForm Power Inc. Class A			1,664,586	17,861
	Unitil Corp.			370,498	17,195
	Middlesex Water Co.			386,296	14,177
	York Water Co.			336,580	10,434
*,^	Cadiz Inc.			599,868	8,098
	Artesian Resources Corp. Class A			215,514	7,862
*	Atlantic Power Corp.			3,156,815	6,629
*	Pure Cycle Corp.			495,466	4,682
	RGC Resources Inc.			160,839	4,085
^	Spark Energy Inc. Class A			290,855	3,447
*	AquaVenture Holdings Ltd.			267,894	3,327
*,^	Vivint Solar Inc.			767,171	2,800
*	US Geothermal Inc.			490,121	2,627
	Genie Energy Ltd. Class B			379,378	1,893
					19,018,273
Total Common Stocks (Cost $425,871,598)					669,426,499
Preferred Stocks (0.0%)
*,^,† GCI Liberty Inc. Pfd., 5.00%, 3/10/39				113,580	2,652
	(Cost $1,730)
Temporary Cash Investments (0.7%)1
		Coupon
Money Market Fund (0.7%)
4,5	Vanguard Market Liquidity Fund	1.775%		44,548,836	4,454,883

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.432%	4/26/18	47,000	46,950
6	United States Treasury Bill	1.559%-1.602%	5/24/18	45,700	45,592
6	United States Treasury Bill	1.578%	6/7/18	5,000	4,985
6	United States Treasury Bill	1.633%	6/14/18	1,600	1,595
6	United States Treasury Bill	1.737%	7/19/18	35,000	34,816
					133,938
Total Temporary Cash Investments (Cost $4,588,395)					4,588,821
Total Investments (100.2%) (Cost $430,461,723)					674,017,972
Other Asset and Liabilities-Net (-0.2%)5,7					(1,641,937)
Net Assets (100%)					672,376,035

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,885,071,000.
† Security not classified by the fund’s benchmark index.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,015,933,000 of collateral received for securities on loan.
6 Securities with a value of $127,674,000 have been segregated as initial margin for open futures contracts.

7 Cash with a value of $1,150,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June	20,341	2,688,063	(117,124)
	2018
E-mini Russell 2000 Index	June 2018	1,914	146,536	(6,709)
E-mini S&P Mid-Cap 400 Index	June 2018	240	45,194	(1,020)
				(124,853)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group	4/11/18	GSCM	7,922	(2.2082%)	681
Gaming and Leisure Properties Inc.	6/21/18	GSCM	16,286	(2.3907%)	(227)
SLM Corp.	5/9/18	GSI	46,453	(2.2082%)	96
					550
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

At March 31, 2018, the counterparty had deposited in segregated accounts cash of $550,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Total Stock Market Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	669,411,093	169	15,237
Preferred Stocks	2,652	—	—
Temporary Cash Investments	4,454,883	133,938	—
Futures Contracts—Assets[1]	37,970	—	—
Swap Contracts—Assets	—	777	—
Swap Contracts—Liabilities	—	(227)	—
Total	673,906,598	134,657	15,237
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund

Total Stock Market Index Fund

receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At March 31, 2018, the cost of investment securities for tax purposes was $442,614,716,000. Net unrealized appreciation of investment securities for tax purposes was $231,403,256,000, consisting of unrealized gains of $247,586,017,000 on securities that had risen in value since their purchase and $16,182,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (3.2%)
DowDuPont Inc.	12,025,576	766,149
Air Products & Chemicals Inc.	1,130,612	179,801
LyondellBasell Industries NV Class A	1,630,209	172,280
PPG Industries Inc.	1,289,342	143,891
* Freeport-McMoRan Inc.	7,097,729	124,707
International Paper Co.	2,131,476	113,885
Newmont Mining Corp.	2,754,114	107,603
Nucor Corp.	1,641,180	100,260
Eastman Chemical Co.	668,437	70,574
Celanese Corp. Class A	701,806	70,328
Avery Dennison Corp.	454,982	48,342
Mosaic Co.	1,786,523	43,377
Reliance Steel & Aluminum Co.	355,455	30,477
CF Industries Holdings Inc.	601,077	22,679
Westlake Chemical Corp.	200,077	22,238
* Alcoa Corp.	476,679	21,431
		2,038,022
Consumer Goods (8.8%)
Procter & Gamble Co.	13,014,846	1,031,817
PepsiCo Inc.	7,329,490	800,014
Coca-Cola Co.	9,896,882	429,822
Altria Group Inc.	4,906,400	305,767
Mondelez International Inc. Class A	7,293,164	304,344
General Motors Co.	6,507,626	236,487
Ford Motor Co.	20,135,192	223,098
Kimberly-Clark Corp.	1,809,800	199,313
General Mills Inc.	2,936,511	132,319
Archer-Daniels-Midland Co.	2,884,235	125,089
VF Corp.	1,632,734	121,018
Aptiv plc	1,372,115	116,589
Tyson Foods Inc. Class A	1,535,645	112,394
Dr Pepper Snapple Group Inc.	927,908	109,846
Kellogg Co.	1,428,338	92,856
Conagra Brands Inc.	2,070,245	76,351
JM Smucker Co.	557,756	69,167
Molson Coors Brewing Co. Class B	908,978	68,473
Genuine Parts Co.	719,943	64,680
Lear Corp.	345,878	64,364
Stanley Black & Decker Inc.	396,385	60,726
PVH Corp.	398,103	60,285
Whirlpool Corp.	365,504	55,962
BorgWarner Inc.	1,089,012	54,701
Bunge Ltd.	727,355	53,781
Hasbro Inc.	580,016	48,895
* Michael Kors Holdings Ltd.	744,937	46,246
Clorox Co.	333,408	44,380
Lamb Weston Holdings Inc.	757,090	44,078

Campbell Soup Co.	1,011,512	43,809
Lennar Corp. Class A	686,941	40,488
DR Horton Inc.	919,865	40,327
PulteGroup Inc.	1,328,317	39,172
Tapestry Inc.	733,975	38,614
^ Harley-Davidson Inc.	867,810	37,212
Leucadia National Corp.	1,558,644	35,428
^ Hanesbrands Inc.	1,856,369	34,194
Newell Brands Inc.	1,262,699	32,174
Ralph Lauren Corp. Class A	285,530	31,922
Ingredion Inc.	186,148	23,998
Hormel Foods Corp.	682,317	23,417
Goodyear Tire & Rubber Co.	619,288	16,461
^ Mattel Inc.	885,676	11,647
* Pilgrim's Pride Corp.	258,656	6,365
Lennar Corp. Class B	14,996	715
		5,608,805
Consumer Services (7.0%)
Walmart Inc.	7,648,315	680,471
Time Warner Inc.	3,825,344	361,801
CVS Health Corp.	5,239,517	325,950
Twenty-First Century Fox Inc. Class A	5,477,122	200,956
* eBay Inc.	4,965,357	199,806
Target Corp.	2,805,542	194,789
Delta Air Lines Inc.	3,313,560	181,616
McKesson Corp.	1,064,608	149,971
Las Vegas Sands Corp.	2,039,268	146,623
Sysco Corp.	2,423,675	145,324
Walgreens Boots Alliance Inc.	2,172,615	142,241
American Airlines Group Inc.	2,197,857	114,201
Kroger Co.	4,549,947	108,926
Cardinal Health Inc.	1,624,668	101,834
* United Continental Holdings Inc.	1,335,369	92,768
Best Buy Co. Inc.	1,283,255	89,815
Omnicom Group Inc.	1,189,105	86,412
Twenty-First Century Fox Inc.	2,231,728	81,168
AmerisourceBergen Corp. Class A	851,182	73,380
Carnival Corp.	1,035,383	67,900
* Liberty Interactive Corp. QVC Group Class A	2,350,868	59,171
Nielsen Holdings plc	1,844,000	58,621
Viacom Inc. Class B	1,885,775	58,572
Kohl's Corp.	869,248	56,945
Darden Restaurants Inc.	638,703	54,449
Aramark	1,266,820	50,115
L Brands Inc.	1,236,289	47,239
Macy's Inc.	1,569,314	46,671
Interpublic Group of Cos. Inc.	2,002,167	46,110
Gap Inc.	1,409,042	43,962
CBS Corp. Class B	844,728	43,411
Advance Auto Parts Inc.	362,146	42,932
* DISH Network Corp. Class A	1,116,108	42,289
Hilton Worldwide Holdings Inc.	529,377	41,694
News Corp. Class A	2,599,341	41,070
* Liberty Media Corp-Liberty SiriusXM C	908,527	37,113
Tiffany & Co.	304,166	29,705
Nordstrom Inc.	600,846	29,087
* CarMax Inc.	465,970	28,862

*	Discovery Communications Inc.	1,474,278	28,778
	Alaska Air Group Inc.	316,935	19,637
*,^ Discovery Communications Inc. Class A		817,476	17,519
*	Liberty Media Corp-Liberty SiriusXM A	409,516	16,831
*,^ Altice USA Inc. Class A		317,992	5,877
	CBS Corp. Class A	22,111	1,143
	News Corp. Class B	18,801	303
	Viacom Inc. Class A	5,457	216
			4,494,274
Financials (25.3%)
*	Berkshire Hathaway Inc. Class B	10,047,866	2,004,348
	JPMorgan Chase & Co.	17,915,259	1,970,141
	Bank of America Corp.	50,239,208	1,506,674
	Wells Fargo & Co.	22,883,948	1,199,348
	Citigroup Inc.	13,651,964	921,508
	Goldman Sachs Group Inc.	1,752,788	441,457
	US Bancorp	8,102,819	409,192
	Morgan Stanley	7,001,119	377,780
	PNC Financial Services Group Inc.	2,332,780	352,810
	American Express Co.	3,552,771	331,402
	Chubb Ltd.	2,274,339	311,061
	CME Group Inc.	1,756,393	284,079
	American International Group Inc.	4,659,262	253,557
	Bank of New York Mellon Corp.	4,707,569	242,581
	Capital One Financial Corp.	2,511,276	240,630
	Prudential Financial Inc.	2,178,930	225,628
	BB&T Corp.	4,019,097	209,154
	MetLife Inc.	4,311,347	197,848
	Travelers Cos. Inc.	1,401,649	194,633
	Progressive Corp.	3,007,234	183,231
	State Street Corp.	1,803,361	179,849
	Aflac Inc.	4,032,842	176,477
	Allstate Corp.	1,833,382	173,805
	SunTrust Banks Inc.	2,429,823	165,325
	Discover Financial Services	1,830,496	131,668
	Synchrony Financial	3,836,372	128,634
	M&T Bank Corp.	697,689	128,626
	Equity Residential	1,900,454	117,106
	Northern Trust Corp.	1,114,962	114,986
	Fifth Third Bancorp	3,580,783	113,690
	Ameriprise Financial Inc.	763,415	112,940
	Regions Financial Corp.	5,987,170	111,242
	KeyCorp	5,550,758	108,517
	Citizens Financial Group Inc.	2,515,433	105,598
	Willis Towers Watson plc	681,656	103,741
	Hartford Financial Services Group Inc.	1,842,265	94,913
	Principal Financial Group Inc.	1,495,686	91,102
	Huntington Bancshares Inc.	5,684,997	85,843
	Lincoln National Corp.	1,127,163	82,351
	XL Group Ltd.	1,322,908	73,104
	Loews Corp.	1,440,078	71,615
	Host Hotels & Resorts Inc.	3,819,137	71,189
	Invesco Ltd.	2,103,328	67,328
	GGP Inc.	3,214,865	65,776
	Annaly Capital Management Inc.	5,994,083	62,518
	Ally Financial Inc.	2,247,544	61,021
	Cincinnati Financial Corp.	806,482	59,889

Franklin Resources Inc.	1,710,507	59,320
* Arch Capital Group Ltd.	671,293	57,456
HCP Inc.	2,427,987	56,402
Affiliated Managers Group Inc.	287,417	54,488
Unum Group	1,144,232	54,477
Everest Re Group Ltd.	211,225	54,247
Zions Bancorporation	1,017,889	53,673
FNF Group	1,340,519	53,648
Welltower Inc.	954,301	51,943
Nasdaq Inc.	599,408	51,681
Reinsurance Group of America Inc. Class A	333,367	51,338
Duke Realty Corp.	1,839,817	48,718
Torchmark Corp.	565,089	47,564
Voya Financial Inc.	929,645	46,947
* Liberty Broadband Corp.	545,929	46,781
Alleghany Corp.	75,677	46,499
Western Union Co.	2,367,114	45,520
Ventas Inc.	917,744	45,456
Comerica Inc.	445,248	42,713
Macerich Co.	730,001	40,895
* Athene Holding Ltd. Class A	800,697	38,281
AGNC Investment Corp.	2,016,360	38,150
Lazard Ltd. Class A	668,574	35,140
VEREIT Inc.	5,020,950	34,946
WR Berkley Corp.	469,707	34,148
People's United Financial Inc.	1,799,552	33,580
CIT Group Inc.	642,576	33,093
New York Community Bancorp Inc.	2,391,286	31,158
Raymond James Financial Inc.	337,445	30,171
Kimco Realty Corp.	2,083,714	30,005
* Brighthouse Financial Inc.	493,714	25,377
Jones Lang LaSalle Inc.	116,915	20,418
Camden Property Trust	238,590	20,084
Brixmor Property Group Inc.	785,279	11,975
* Liberty Broadband Corp. Class A	133,094	11,286
* Berkshire Hathaway Inc. Class A	14	4,187
		16,157,680
Health Care (14.0%)
Johnson & Johnson	13,850,517	1,774,944
Pfizer Inc.	30,731,695	1,090,668
UnitedHealth Group Inc.	4,995,654	1,069,070
Merck & Co. Inc.	14,065,099	766,126
Amgen Inc.	3,451,630	588,434
Abbott Laboratories	9,015,005	540,179
Gilead Sciences Inc.	6,752,709	509,087
Eli Lilly & Co.	5,091,342	393,917
Allergan plc	1,797,732	302,540
Anthem Inc.	1,320,248	290,058
Aetna Inc.	1,688,099	285,289
Cigna Corp.	1,259,745	211,310
* Express Scripts Holding Co.	2,924,657	202,035
Humana Inc.	711,014	191,142
HCA Healthcare Inc.	1,445,143	140,179
Zimmer Biomet Holdings Inc.	1,045,050	113,952
* Mylan NV	2,630,786	108,309
Baxter International Inc.	1,336,531	86,928
Quest Diagnostics Inc.	704,309	70,642

	Perrigo Co. plc	655,612	54,639
*	Hologic Inc.	1,430,242	53,434
*	DaVita Inc.	705,172	46,499
	Dentsply Sirona Inc.	591,837	29,775
	Universal Health Services Inc. Class B	214,514	25,401
			8,944,557
Industrials (10.7%)
	General Electric Co.	44,772,706	603,536
	Honeywell International Inc.	3,882,141	561,008
	United Technologies Corp.	3,923,190	493,616
	Caterpillar Inc.	3,085,810	454,787
	Raytheon Co.	1,489,334	321,428
	Northrop Grumman Corp.	898,745	313,770
	General Dynamics Corp.	1,303,251	287,888
	Deere & Co.	1,669,009	259,230
	CSX Corp.	4,351,869	242,443
	Emerson Electric Co.	3,277,883	223,879
	Lockheed Martin Corp.	626,473	211,704
	Norfolk Southern Corp.	1,466,390	199,106
	Waste Management Inc.	2,237,203	188,193
	Eaton Corp. plc	2,275,470	181,833
	TE Connectivity Ltd.	1,814,038	181,222
	Johnson Controls International plc	4,784,170	168,594
	Danaher Corp.	1,619,456	158,561
	FedEx Corp.	622,756	149,530
	Cummins Inc.	812,291	131,664
	PACCAR Inc.	1,816,719	120,212
	Parker-Hannifin Corp.	686,680	117,443
	Illinois Tool Works Inc.	749,117	117,357
	Ingersoll-Rand plc	1,289,897	110,299
	WestRock Co.	1,317,684	84,556
	L3 Technologies Inc.	404,056	84,044
	Dover Corp.	797,700	78,350
	WW Grainger Inc.	276,435	78,029
	Republic Services Inc. Class A	1,109,490	73,482
	Ball Corp.	1,808,828	71,829
	Textron Inc.	1,217,461	71,794
	Pentair plc	846,400	57,665
	Arconic Inc.	2,232,284	51,432
	Jacobs Engineering Group Inc.	729,977	43,178
	Fluor Corp.	720,912	41,251
	ManpowerGroup Inc.	341,510	39,308
*	First Data Corp. Class A	2,364,054	37,825
*	United Rentals Inc.	217,512	37,571
	Xerox Corp.	1,246,133	35,864
*	Crown Holdings Inc.	691,887	35,113
*	Arrow Electronics Inc.	452,003	34,813
	Allison Transmission Holdings Inc.	685,697	26,783
	Owens Corning	287,933	23,150
	Sealed Air Corp.	431,318	18,456
	Flowserve Corp.	335,882	14,554
*	Stericycle Inc.	221,771	12,980
	ADT Inc.	579,657	4,597
			6,853,927
Oil & Gas (7.5%)
	Exxon Mobil Corp.	21,872,463	1,631,904

Chevron Corp.	9,860,508	1,124,492
ConocoPhillips	6,063,528	359,507
Phillips 66	2,355,082	225,900
Valero Energy Corp.	2,259,788	209,641
Marathon Petroleum Corp.	2,522,692	184,434
Kinder Morgan Inc.	9,675,544	145,714
ONEOK Inc.	2,103,854	119,751
Williams Cos. Inc.	4,270,578	106,167
Halliburton Co.	2,033,217	95,439
Devon Energy Corp.	2,716,966	86,372
Hess Corp.	1,546,250	78,271
Andeavor	754,946	75,917
Apache Corp.	1,968,577	75,751
National Oilwell Varco Inc.	1,964,110	72,299
Marathon Oil Corp.	4,390,510	70,819
Baker Hughes a GE Co.	2,213,007	61,455
OGE Energy Corp.	1,029,326	33,731
HollyFrontier Corp.	456,981	22,328
Helmerich & Payne Inc.	266,524	17,740
		4,797,632
Other (0.0%)2
*,3 Safeway Inc. CVR (PDC) Expires 01/30/2019	376	—

Technology (14.5%)
Microsoft Corp.	39,749,836	3,627,968
Intel Corp.	24,099,266	1,255,090
Cisco Systems Inc.	24,871,106	1,066,722
Oracle Corp.	16,030,514	733,396
International Business Machines Corp.	4,779,546	733,326
QUALCOMM Inc.	7,644,155	423,563
HP Inc.	8,497,054	186,255
DXC Technology Co.	1,475,885	148,371
Hewlett Packard Enterprise Co.	8,082,679	141,770
Western Digital Corp.	1,535,196	141,653
Corning Inc.	4,425,125	123,372
Motorola Solutions Inc.	833,055	87,721
NetApp Inc.	1,383,668	85,358
Symantec Corp.	3,210,182	82,983
Seagate Technology plc	1,324,256	77,495
* Dell Technologies Inc. Class V	1,049,418	76,828
* Synopsys Inc.	769,982	64,093
CA Inc.	1,617,155	54,822
Juniper Networks Inc.	1,931,967	47,005
Marvell Technology Group Ltd.	2,043,833	42,920
Garmin Ltd.	533,330	31,429
*,^ Advanced Micro Devices Inc.	2,361,318	23,731
* Dropbox Inc. Class A	85,613	2,675
		9,258,546
Telecommunications (3.5%)
AT&T Inc.	31,711,890	1,130,529
Verizon Communications Inc.	21,295,785	1,018,365
CenturyLink Inc.	4,969,709	81,652
*,^ Sprint Corp.	3,094,124	15,099
		2,245,645
Utilities (5.2%)
NextEra Energy Inc.	2,430,247	396,932

	Duke Energy Corp.			3,614,514	280,016
	Southern Co.			5,180,538	231,363
	Dominion Energy Inc.			3,321,644	223,978
	Exelon Corp.			4,982,826	194,380
	American Electric Power Co. Inc.			2,540,393	174,246
	Sempra Energy			1,416,284	157,519
	Public Service Enterprise Group Inc.			2,611,580	131,206
	Consolidated Edison Inc.			1,601,852	124,848
	Xcel Energy Inc.			2,621,015	119,204
	PG&E Corp.			2,658,137	116,772
	Edison International			1,682,086	107,082
	WEC Energy Group Inc.			1,629,433	102,165
	PPL Corp.			3,580,319	101,287
	DTE Energy Co.			926,331	96,709
	Eversource Energy			1,636,379	96,415
	FirstEnergy Corp.			2,456,719	83,553
	American Water Works Co. Inc.			922,422	75,759
	Entergy Corp.			931,477	73,382
	Ameren Corp.			1,254,112	71,020
	CMS Energy Corp.			1,460,194	66,132
	CenterPoint Energy Inc.			2,228,383	61,058
	Alliant Energy Corp.			1,196,996	48,909
	Pinnacle West Capital Corp.			575,946	45,961
	NiSource Inc.			1,739,088	41,582
	AES Corp.			3,403,394	38,697
	SCANA Corp.			734,899	27,595
	Avangrid Inc.			319,090	16,312
					3,304,082
Total Common Stocks (Cost $50,022,993)					63,703,170

		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
4,5 Vanguard Market Liquidity Fund		1.775%		1,025,562	102,556

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	1,000	999
6	United States Treasury Bill	1.446%	5/31/18	9,850	9,823
6	United States Treasury Bill	1.783%	6/21/18	1,000	996
6	United States Treasury Bill	1.890%	8/9/18	1,000	994
					12,812
Total Temporary Cash Investments (Cost $115,360)					115,368
Total Investments (99.9%) (Cost $50,138,353)					63,818,538
Other Assets and Liabilities-Net (0.1%)5					35,740
Net Assets (100%)					63,854,278

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,137,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $31,893,000 of collateral received for securities on loan.
6 Securities with a value of $6,229,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	1,047	138,361	(7,120)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	63,703,170	—	—
Temporary Cash Investments	102,556	12,812	—
Futures Contracts—Assets[1]	1,853	—	—
Total	63,807,579	12,812	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $50,138,353,000. Net unrealized appreciation of investment securities for tax purposes was $13,680,185,000, consisting of unrealized gains of $15,568,238,000 on securities that had risen in value since their purchase and $1,888,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.1%)
	Praxair Inc.	1,981,414	285,918
	Ecolab Inc.	1,799,276	246,627
	International Flavors & Fragrances Inc.	545,958	74,747
	FMC Corp.	930,780	71,270
	Albemarle Corp.	763,808	70,836
*	Axalta Coating Systems Ltd.	1,526,014	46,070
	CF Industries Holdings Inc.	806,315	30,422
			825,890
Consumer Goods (8.7%)
	Philip Morris International Inc.	10,751,741	1,068,723
	NIKE Inc. Class B	8,985,386	596,989
	Coca-Cola Co.	13,269,867	576,310
	Colgate-Palmolive Co.	6,060,308	434,403
	Altria Group Inc.	6,580,977	410,127
	Monsanto Co.	2,899,027	338,287
	Activision Blizzard Inc.	4,973,297	335,499
	Kraft Heinz Co.	4,217,123	262,685
*	Electronic Arts Inc.	2,124,007	257,515
	Constellation Brands Inc. Class A	1,126,559	256,765
*,^ Tesla Inc.		934,784	248,774
	Estee Lauder Cos. Inc. Class A	1,553,826	232,639
*	Monster Beverage Corp.	2,927,272	167,469
*	Mohawk Industries Inc.	437,786	101,663
	Hershey Co.	987,617	97,735
	Brown-Forman Corp. Class B	1,725,587	93,872
	McCormick & Co. Inc.	839,043	89,266
	Church & Dwight Co. Inc.	1,731,549	87,201
	Stanley Black & Decker Inc.	530,029	81,200
*	Take-Two Interactive Software Inc.	790,988	77,343
*	LKQ Corp.	2,036,044	77,268
*	NVR Inc.	24,233	67,852
*	Lululemon Athletica Inc.	694,544	61,898
	Clorox Co.	447,794	59,606
	Snap-on Inc.	392,155	57,859
	Coty Inc. Class A	3,110,091	56,915
	DR Horton Inc.	1,233,848	54,092
	Lennar Corp. Class A	894,269	52,708
	Tapestry Inc.	984,564	51,798
*	WABCO Holdings Inc.	371,924	49,789
	Polaris Industries Inc.	414,154	47,429
	Newell Brands Inc.	1,693,300	43,145
	Hormel Foods Corp.	914,547	31,387
*,^ Under Armour Inc. Class A		1,283,617	20,987
*,^ Under Armour Inc.		1,305,536	18,734
	Lennar Corp. Class B	47,355	2,258
			6,568,190
Consumer Services (20.3%)
*	Amazon.com Inc.	2,848,311	4,122,474

	Home Depot Inc.	8,082,627	1,440,647
	Comcast Corp. Class A	32,085,442	1,096,360
	Walt Disney Co.	9,886,845	993,035
	McDonald's Corp.	5,518,412	862,969
*	Netflix Inc.	2,853,838	842,881
*	Booking Holdings Inc.	337,559	702,254
	Costco Wholesale Corp.	3,039,313	572,698
	Starbucks Corp.	9,242,773	535,064
	Lowe's Cos. Inc.	5,457,253	478,874
*	Charter Communications Inc. Class A	1,155,850	359,724
	TJX Cos. Inc.	4,159,088	339,215
	Marriott International Inc. Class A	1,854,987	252,241
	Southwest Airlines Co.	3,662,168	209,769
	Ross Stores Inc.	2,644,761	206,239
	Yum! Brands Inc.	2,301,074	195,890
	Walgreens Boots Alliance Inc.	2,913,433	190,743
	Dollar General Corp.	1,879,423	175,820
*	Dollar Tree Inc.	1,641,067	155,737
*	O'Reilly Automotive Inc.	583,622	144,376
	Royal Caribbean Cruises Ltd.	1,183,698	139,369
	MGM Resorts International	3,528,632	123,573
*	AutoZone Inc.	189,400	122,862
	Wynn Resorts Ltd.	569,541	103,862
	Expedia Group Inc.	866,850	95,709
	Carnival Corp.	1,387,667	91,003
*	Ulta Beauty Inc.	401,522	82,019
	Wyndham Worldwide Corp.	656,597	75,134
*	Norwegian Cruise Line Holdings Ltd.	1,392,506	73,761
*	Chipotle Mexican Grill Inc. Class A	193,057	62,379
	CBS Corp. Class B	1,155,871	59,400
	Hilton Worldwide Holdings Inc.	710,217	55,937
	Tractor Supply Co.	867,952	54,698
	FactSet Research Systems Inc.	269,786	53,801
^	Sirius XM Holdings Inc.	7,800,766	48,677
	Tiffany & Co.	408,009	39,846
*	CarMax Inc.	624,752	38,697
	Domino's Pizza Inc.	148,682	34,726
	Alaska Air Group Inc.	424,860	26,324
	Hyatt Hotels Corp. Class A	299,588	22,847
*	TripAdvisor Inc.	371,934	15,208
*,^ Altice USA Inc. Class A		426,798	7,887
	CBS Corp. Class A	2,760	143
			15,304,872
Financials (13.2%)
	Visa Inc. Class A	12,477,719	1,492,585
	Mastercard Inc. Class A	6,461,566	1,131,808
	American Tower Corp.	3,051,542	443,511
	Charles Schwab Corp.	8,389,337	438,091
	BlackRock Inc.	776,980	420,906
	Simon Property Group Inc.	2,217,496	342,271
	S&P Global Inc.	1,757,871	335,859
	Crown Castle International Corp.	2,870,669	314,654
	Intercontinental Exchange Inc.	4,031,792	292,386
	Marsh & McLennan Cos. Inc.	3,514,445	290,258
	Aon plc	1,704,607	239,207
	Prologis Inc.	3,668,358	231,070
	Equinix Inc.	541,369	226,368

Public Storage	1,022,500	204,899
Weyerhaeuser Co.	5,232,351	183,132
Moody's Corp.	1,124,080	181,314
T. Rowe Price Group Inc.	1,607,091	173,518
AvalonBay Communities Inc.	955,753	157,183
Digital Realty Trust Inc.	1,422,274	149,879
* SBA Communications Corp. Class A	813,689	139,076
Boston Properties Inc.	1,068,341	131,641
* IHS Markit Ltd.	2,646,638	127,674
TD Ameritrade Holding Corp.	1,964,232	116,341
Essex Property Trust Inc.	457,415	110,091
* Markel Corp.	91,432	106,998
First Republic Bank	1,112,389	103,018
* E*TRADE Financial Corp.	1,844,516	102,205
Realty Income Corp.	1,968,658	101,839
* CBRE Group Inc. Class A	2,116,112	99,923
Equifax Inc.	831,790	97,993
MSCI Inc. Class A	624,063	93,279
Cboe Global Markets Inc.	781,083	89,122
* SVB Financial Group	365,943	87,830
Alexandria Real Estate Equities Inc.	699,794	87,397
Arthur J Gallagher & Co.	1,255,104	86,263
Vornado Realty Trust	1,186,677	79,863
SEI Investments Co.	978,390	73,291
Extra Space Storage Inc.	827,466	72,287
Mid-America Apartment Communities Inc.	785,402	71,660
Welltower Inc.	1,283,193	69,844
SL Green Realty Corp.	683,952	66,227
UDR Inc.	1,853,585	66,025
Regency Centers Corp.	1,067,459	62,959
Iron Mountain Inc.	1,873,711	61,570
Ventas Inc.	1,234,474	61,143
Federal Realty Investment Trust	506,069	58,760
Comerica Inc.	597,203	57,290
Invitation Homes Inc.	1,975,445	45,099
* Black Knight Inc.	908,919	42,810
Raymond James Financial Inc.	452,865	40,491
Jones Lang LaSalle Inc.	156,668	27,360
Camden Property Trust	320,790	27,004
		9,913,272
Health Care (11.2%)
AbbVie Inc.	10,992,469	1,040,437
Medtronic plc	9,381,136	752,555
Bristol-Myers Squibb Co.	11,300,043	714,728
Thermo Fisher Scientific Inc.	2,775,420	573,013
* Celgene Corp.	5,207,009	464,517
* Biogen Inc.	1,464,530	401,018
Becton Dickinson and Co.	1,843,090	399,398
Stryker Corp.	2,074,698	333,860
* Intuitive Surgical Inc.	777,514	320,981
* Vertex Pharmaceuticals Inc.	1,757,948	286,510
Zoetis Inc.	3,359,851	280,581
* Boston Scientific Corp.	9,519,818	260,081
* Illumina Inc.	1,017,879	240,647
* Edwards Lifesciences Corp.	1,453,325	202,768
* Regeneron Pharmaceuticals Inc.	549,049	189,071
* Alexion Pharmaceuticals Inc.	1,457,505	162,454

* Align Technology Inc.	527,307	132,423
* Centene Corp.	1,141,303	121,971
Baxter International Inc.	1,792,046	116,555
* IDEXX Laboratories Inc.	603,193	115,445
* Laboratory Corp. of America Holdings	704,867	114,012
* IQVIA Holdings Inc.	1,081,606	106,116
* Waters Corp.	523,284	103,950
* Incyte Corp.	1,245,976	103,827
* BioMarin Pharmaceutical Inc.	1,216,247	98,601
ResMed Inc.	990,079	97,493
* Varian Medical Systems Inc.	632,986	77,636
Cooper Cos. Inc.	338,867	77,536
* Alnylam Pharmaceuticals Inc.	621,447	74,014
* Henry Schein Inc.	1,062,408	71,405
* Alkermes plc	1,079,369	62,560
* Jazz Pharmaceuticals plc	393,740	59,451
* Nektar Therapeutics Class A	554,651	58,937
* ABIOMED Inc.	145,490	42,336
Teleflex Inc.	160,104	40,823
Dentsply Sirona Inc.	793,470	39,920
Universal Health Services Inc. Class B	287,795	34,078
* Seattle Genetics Inc.	354,819	18,571
		8,390,279
Industrials (14.2%)
Boeing Co.	4,073,414	1,335,591
3M Co.	4,121,746	904,806
Union Pacific Corp.	5,393,929	725,106
Accenture plc Class A	4,268,002	655,138
* PayPal Holdings Inc.	7,891,446	598,724
United Parcel Service Inc. Class B	4,765,033	498,708
Automatic Data Processing Inc.	2,915,572	330,859
Lockheed Martin Corp.	840,198	283,928
Sherwin-Williams Co.	582,478	228,401
Fidelity National Information Services Inc.	2,291,364	220,658
Danaher Corp.	2,172,042	212,665
* Fiserv Inc.	2,883,572	205,627
FedEx Corp.	834,114	200,279
Roper Technologies Inc.	709,020	199,015
Amphenol Corp. Class A	2,116,480	182,292
* Worldpay Inc. Class A	2,075,825	170,716
Fortive Corp.	2,166,351	167,936
Illinois Tool Works Inc.	1,004,598	157,380
Rockwell Automation Inc.	884,533	154,086
Rockwell Collins Inc.	1,132,852	152,765
Agilent Technologies Inc.	2,235,515	149,556
Paychex Inc.	2,237,754	137,823
Waste Connections Inc.	1,825,309	130,948
* FleetCor Technologies Inc.	621,707	125,896
Global Payments Inc.	1,102,090	122,905
AMETEK Inc.	1,602,964	121,777
* Verisk Analytics Inc. Class A	1,085,579	112,900
Fastenal Co.	1,991,640	108,724
Vulcan Materials Co.	916,146	104,596
* Mettler-Toledo International Inc.	176,371	101,419
Cintas Corp.	590,175	100,672
TransDigm Group Inc.	325,212	99,821
Total System Services Inc.	1,146,028	98,856

	Xylem Inc.	1,244,171	95,702
*	CoStar Group Inc.	249,963	90,657
	CH Robinson Worldwide Inc.	965,875	90,512
	Martin Marietta Materials Inc.	435,845	90,351
	Masco Corp.	2,173,538	87,898
	Huntington Ingalls Industries Inc.	309,757	79,843
	Kansas City Southern	714,301	78,466
	Expeditors International of Washington Inc.	1,219,242	77,178
	JB Hunt Transport Services Inc.	606,977	71,107
	Alliance Data Systems Corp.	325,500	69,286
*	Trimble Inc.	1,740,113	62,435
	Fortune Brands Home & Security Inc.	1,049,134	61,783
*	Sensata Technologies Holding plc	1,184,963	61,417
*	IPG Photonics Corp.	240,967	56,237
*	United Rentals Inc.	291,832	50,408
	Wabtec Corp.	599,174	48,773
	Robert Half International Inc.	816,039	47,240
	Hubbell Inc. Class B	379,196	46,178
	Broadridge Financial Solutions Inc.	403,411	44,250
*	XPO Logistics Inc.	414,824	42,233
	Acuity Brands Inc.	292,332	40,690
	Packaging Corp. of America	326,039	36,745
	Owens Corning	387,279	31,137
	Cognex Corp.	570,044	29,637
	Sealed Air Corp.	578,423	24,751
	FLIR Systems Inc.	480,403	24,025
	Macquarie Infrastructure Corp.	278,313	10,278
			10,649,790
Oil & Gas (3.5%)
	Schlumberger Ltd.	9,578,686	620,507
	EOG Resources Inc.	4,001,466	421,234
	Occidental Petroleum Corp.	5,301,340	344,375
	Anadarko Petroleum Corp.	3,685,124	222,618
	Pioneer Natural Resources Co.	1,178,627	202,465
*	Concho Resources Inc.	1,031,882	155,123
	Halliburton Co.	2,726,000	127,958
	Noble Energy Inc.	3,372,715	102,193
	EQT Corp.	1,832,361	87,056
	Cabot Oil & Gas Corp.	3,197,345	76,672
*	Cheniere Energy Inc.	1,396,497	74,643
	Cimarex Energy Co.	659,767	61,688
*	Diamondback Energy Inc.	339,524	42,957
*	Continental Resources Inc.	650,120	38,325
	Targa Resources Corp.	756,484	33,285
*	Antero Resources Corp.	1,641,310	32,580
			2,643,679
Technology (27.4%)
	Apple Inc.	31,609,870	5,303,504
*	Facebook Inc. Class A	16,584,546	2,650,045
*	Alphabet Inc. Class A	2,066,014	2,142,746
*	Alphabet Inc. Class C	2,058,506	2,123,946
	NVIDIA Corp.	3,775,341	874,331
*	Adobe Systems Inc.	3,402,430	735,197
	Texas Instruments Inc.	6,808,950	707,382
	Broadcom Ltd.	2,840,976	669,476
*	salesforce.com Inc.	4,749,644	552,384

*	Micron Technology Inc.			8,004,566	417,358
	Applied Materials Inc.			7,274,384	404,529
	Cognizant Technology Solutions Corp. Class A			4,070,798	327,699
	Intuit Inc.			1,684,695	292,042
	Analog Devices Inc.			2,580,899	235,197
	Lam Research Corp.			1,127,495	229,062
*	ServiceNow Inc.			1,194,956	197,705
*	Autodesk Inc.			1,524,165	191,405
*	Red Hat Inc.			1,224,921	183,138
	Microchip Technology Inc.			1,622,041	148,190
	Harris Corp.			822,101	132,588
	Xilinx Inc.			1,764,095	127,438
*	Cerner Corp.			2,187,483	126,874
*	Twitter Inc.			4,370,625	126,792
	Skyworks Solutions Inc.			1,263,349	126,663
*	Workday Inc. Class A			948,597	120,576
	KLA-Tencor Corp.			1,084,336	118,203
	Maxim Integrated Products Inc.			1,947,237	117,263
*	Palo Alto Networks Inc.			604,579	109,743
*	Splunk Inc.			979,685	96,391
*	ANSYS Inc.			580,926	91,025
*,^ Square Inc.				1,769,136	87,041
*	Arista Networks Inc.			332,716	84,942
*	Citrix Systems Inc.			894,064	82,969
*	Akamai Technologies Inc.			1,113,733	79,053
*	Cadence Design Systems Inc.			1,955,388	71,900
*	Gartner Inc.			598,185	70,359
*	VeriSign Inc.			570,668	67,658
*	F5 Networks Inc.			427,471	61,817
*	Qorvo Inc.			874,376	61,600
*,^ VMware Inc. Class A				499,127	60,529
	CDK Global Inc.			930,217	58,920
*,^ Snap Inc.				3,068,009	48,689
	LogMeIn Inc.			362,408	41,876
*	IAC/InterActiveCorp			265,692	41,549
*,^ Advanced Micro Devices Inc.				3,169,859	31,857
*	Dropbox Inc. Class A			112,784	3,525
					20,633,176
Telecommunications (0.2%)
*	T-Mobile US Inc.			2,070,520	126,385
*	Zayo Group Holdings Inc.			1,457,638	49,793
					176,178
Total Common Stocks (Cost $45,259,263)					75,105,326

		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		1.775%		2,026,799	202,680

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	300	300
	United States Treasury Bill	1.602%	5/24/18	200	199

	United States Treasury Bill	1.446%	5/31/18	2,800	2,792
4	United States Treasury Bill	1.642%	6/7/18	2,000	1,994
4	United States Treasury Bill	1.633%-1.652%	6/14/18	6,300	6,279
					11,564
Total Temporary Cash Investments (Cost $214,233)					214,244
Total Investments (100.1%) (Cost $45,473,496)					75,319,570
Other Assets and Liabilities-Net (-0.1%)3					(81,360)
Net Assets (100%)					75,238,210
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $161,629,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After
	giving effect to futures investments, the fund's effective common stock and temporary cash investment positions
	represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
	Vanguard. Rate shown is the 7-day yield.
3 Includes $167,533,000 of collateral received for securities on loan.
4 Securities with a value of $7,176,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		June 2018	981	129,639	(6,257)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	75,105,326	—	—
Temporary Cash Investments	202,680	11,564	—
Futures Contracts—Assets[1]	2,536	—	—
Total	75,310,542	11,564	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $45,473,496,000. Net unrealized appreciation of investment securities for tax purposes was $29,846,074,000, consisting of unrealized gains of $30,536,288,000 on securities that had risen in value since their purchase and $690,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (2.2%)
DowDuPont Inc.	1,882,543	119,937
Praxair Inc.	231,416	33,393
Ecolab Inc.	210,181	28,809
Air Products & Chemicals Inc.	176,979	28,145
LyondellBasell Industries NV Class A	255,253	26,975
PPG Industries Inc.	201,986	22,542
* Freeport-McMoRan Inc.	1,112,140	19,540
International Paper Co.	333,704	17,830
Newmont Mining Corp.	431,230	16,848
Nucor Corp.	257,011	15,701
Eastman Chemical Co.	104,569	11,040
Celanese Corp. Class A	109,792	11,002
International Flavors & Fragrances Inc.	63,884	8,746
FMC Corp.	108,380	8,299
Albemarle Corp.	89,184	8,271
Avery Dennison Corp.	71,058	7,550
CF Industries Holdings Inc.	188,682	7,119
Mosaic Co.	280,232	6,804
* Axalta Coating Systems Ltd.	178,288	5,383
Reliance Steel & Aluminum Co.	55,723	4,778
Westlake Chemical Corp.	31,380	3,488
* Alcoa Corp.	74,747	3,361
		415,561
Consumer Goods (8.8%)
Procter & Gamble Co.	2,037,701	161,549
Coca-Cola Co.	3,099,489	134,611
PepsiCo Inc.	1,147,703	125,272
Philip Morris International Inc.	1,255,485	124,795
Altria Group Inc.	1,536,794	95,773
NIKE Inc. Class B	1,049,109	69,703
Colgate-Palmolive Co.	707,494	50,713
Mondelez International Inc. Class A	1,142,084	47,659
Monsanto Co.	338,512	39,501
Activision Blizzard Inc.	580,452	39,157
General Motors Co.	1,018,668	37,018
Ford Motor Co.	3,152,970	34,935
Kimberly-Clark Corp.	283,463	31,218
Kraft Heinz Co.	492,648	30,687
* Electronic Arts Inc.	247,920	30,058
Constellation Brands Inc. Class A	131,591	29,992
*,^ Tesla Inc.	109,204	29,063
Estee Lauder Cos. Inc. Class A	181,508	27,175
General Mills Inc.	459,699	20,714
Archer-Daniels-Midland Co.	451,689	19,590
* Monster Beverage Corp.	341,963	19,564
Stanley Black & Decker Inc.	124,022	19,000
VF Corp.	255,554	18,942
Aptiv plc	214,895	18,260

	Tyson Foods Inc. Class A	240,313	17,589
	Dr Pepper Snapple Group Inc.	145,282	17,199
	Kellogg Co.	223,498	14,530
	Clorox Co.	104,590	13,922
	DR Horton Inc.	288,590	12,652
	Lennar Corp. Class A	210,116	12,384
	Tapestry Inc.	230,300	12,116
	Conagra Brands Inc.	323,835	11,943
*	Mohawk Industries Inc.	51,086	11,863
	Hershey Co.	115,375	11,418
	Brown-Forman Corp. Class B	201,332	10,953
	JM Smucker Co.	87,202	10,814
	Molson Coors Brewing Co. Class B	142,105	10,705
	McCormick & Co. Inc	97,883	10,414
	Church & Dwight Co. Inc.	202,192	10,182
	Genuine Parts Co.	112,757	10,130
	Newell Brands Inc.	396,546	10,104
	Lear Corp.	54,114	10,070
	PVH Corp.	62,137	9,409
*	Take-Two Interactive Software Inc.	92,437	9,039
*	LKQ Corp.	237,721	9,022
	Whirlpool Corp.	57,125	8,746
	BorgWarner Inc.	170,342	8,556
	Bunge Ltd.	113,872	8,420
*	NVR Inc.	2,818	7,890
	Hasbro Inc.	90,489	7,628
	Hormel Foods Corp.	214,365	7,357
*	Michael Kors Holdings Ltd.	116,694	7,244
*	Lululemon Athletica Inc.	81,224	7,239
	Lamb Weston Holdings Inc.	118,293	6,887
	Campbell Soup Co.	157,728	6,831
	Snap-on Inc.	45,943	6,778
	Coty Inc. Class A	363,872	6,659
	PulteGroup Inc.	208,316	6,143
^	Harley-Davidson Inc.	135,892	5,827
*	WABCO Holdings Inc.	43,410	5,811
	Leucadia National Corp.	244,495	5,557
	Polaris Industries Inc.	48,438	5,547
^	Hanesbrands Inc.	291,228	5,364
	Ralph Lauren Corp. Class A	44,793	5,008
	Ingredion Inc.	29,171	3,761
	Goodyear Tire & Rubber Co.	97,187	2,583
*,^ Under Armour Inc. Class A		149,195	2,439
*,^ Under Armour Inc.		153,112	2,197
^	Mattel Inc.	139,024	1,828
*	Pilgrim's Pride Corp.	39,952	983
	Lennar Corp. Class B	9,882	471
			1,645,161
Consumer Services (13.3%)
*	Amazon.com Inc.	332,610	481,400
	Home Depot Inc.	943,901	168,241
	Comcast Corp. Class A	3,746,533	128,019
	Walt Disney Co.	1,154,646	115,973
	Walmart Inc.	1,197,216	106,516
	McDonald's Corp.	644,363	100,766
*	Netflix Inc.	333,221	98,417
*	Booking Holdings Inc.	39,412	81,992

Costco Wholesale Corp.	354,902	66,874
Starbucks Corp.	1,079,327	62,482
Time Warner Inc.	598,835	56,638
Lowe's Cos. Inc.	637,183	55,913
CVS Health Corp.	820,041	51,015
Walgreens Boots Alliance Inc.	680,615	44,560
* Charter Communications Inc. Class A	134,952	42,000
TJX Cos. Inc.	485,533	39,600
Twenty-First Century Fox Inc. Class A	881,894	32,357
* eBay Inc.	777,180	31,274
Target Corp.	439,610	30,522
Marriott International Inc. Class A	216,682	29,464
Delta Air Lines Inc.	518,970	28,445
Southwest Airlines Co.	427,602	24,493
Ross Stores Inc.	308,892	24,087
McKesson Corp.	166,791	23,496
Las Vegas Sands Corp.	319,654	22,983
Yum! Brands Inc.	268,778	22,881
Sysco Corp.	379,926	22,780
Carnival Corp.	323,637	21,224
Dollar General Corp.	219,475	20,532
* Dollar Tree Inc.	191,620	18,185
American Airlines Group Inc.	344,136	17,881
Kroger Co.	712,356	17,054
* O'Reilly Automotive Inc.	68,141	16,857
Royal Caribbean Cruises Ltd.	138,206	16,272
Cardinal Health Inc.	254,487	15,951
* United Continental Holdings Inc.	208,916	14,513
MGM Resorts International	411,965	14,427
* AutoZone Inc.	22,118	14,348
Best Buy Co. Inc.	200,840	14,057
CBS Corp. Class B	266,519	13,696
Omnicom Group Inc.	185,970	13,514
Hilton Worldwide Holdings Inc.	166,078	13,080
Wynn Resorts Ltd.	66,396	12,108
Twenty-First Century Fox Inc.	324,399	11,798
AmerisourceBergen Corp. Class A	133,183	11,482
Expedia Group Inc.	101,127	11,165
* Ulta Beauty Inc.	46,843	9,569
Tiffany & Co.	95,376	9,314
* Liberty Interactive Corp. QVC Group Class A	367,508	9,250
Nielsen Holdings plc	288,287	9,165
* CarMax Inc.	146,189	9,055
Viacom Inc. Class B	291,397	9,051
Kohl's Corp.	135,772	8,894
Wyndham Worldwide Corp.	76,569	8,762
* Norwegian Cruise Line Holdings Ltd.	162,767	8,622
Darden Restaurants Inc.	99,760	8,505
Aramark	198,764	7,863
L Brands Inc.	193,931	7,410
Macy's Inc.	245,674	7,306
* Chipotle Mexican Grill Inc. Class A	22,582	7,296
Interpublic Group of Cos. Inc.	314,368	7,240
Gap Inc.	220,018	6,865
Advance Auto Parts Inc.	56,737	6,726
* DISH Network Corp. Class A	174,727	6,620
Tractor Supply Co.	101,313	6,385

FactSet Research Systems Inc.	31,588	6,299
Alaska Air Group Inc.	99,459	6,163
News Corp. Class A	381,363	6,026
^ Sirius XM Holdings Inc.	912,201	5,692
* Liberty Media Corp-Liberty SiriusXM C	136,071	5,559
* Discovery Communications Inc.	238,211	4,650
Nordstrom Inc.	94,412	4,571
Domino's Pizza Inc.	17,389	4,061
* Liberty Media Corp-Liberty SiriusXM A	70,011	2,877
Hyatt Hotels Corp. Class A	35,201	2,684
* Discovery Communications Inc. Class A	122,055	2,616
* Altice USA Inc. Class A	99,796	1,844
* TripAdvisor Inc.	43,647	1,785
News Corp. Class B	26,393	425
CBS Corp. Class A	4,796	248
Viacom Inc. Class A	3,542	140
H&R Block Inc.	50	1
		2,490,871
Financials (19.6%)
* Berkshire Hathaway Inc. Class B	1,566,236	312,433
JPMorgan Chase & Co.	2,804,537	308,415
Bank of America Corp.	7,865,919	235,899
Wells Fargo & Co.	3,582,228	187,745
Visa Inc. Class A	1,457,031	174,290
Citigroup Inc.	2,137,103	144,254
Mastercard Inc. Class A	754,559	132,169
Goldman Sachs Group Inc.	274,389	69,108
US Bancorp	1,268,410	64,055
Morgan Stanley	1,095,929	59,136
PNC Financial Services Group Inc.	365,348	55,255
American Express Co.	556,223	51,884
American Tower Corp.	356,348	51,792
Charles Schwab Corp.	979,451	51,147
BlackRock Inc.	90,717	49,143
Chubb Ltd.	356,141	48,709
CME Group Inc.	275,121	44,498
Simon Property Group Inc.	258,907	39,962
American International Group Inc.	729,416	39,695
S&P Global Inc.	205,208	39,207
Bank of New York Mellon Corp.	737,218	37,989
Capital One Financial Corp.	393,010	37,658
Crown Castle International Corp.	335,157	36,737
Prudential Financial Inc.	341,078	35,319
Intercontinental Exchange Inc.	470,631	34,130
Marsh & McLennan Cos. Inc.	410,261	33,883
BB&T Corp.	629,059	32,736
MetLife Inc.	674,799	30,967
Travelers Cos. Inc.	219,364	30,461
Progressive Corp.	470,709	28,680
State Street Corp.	282,292	28,153
Aon plc	198,963	27,920
Aflac Inc.	631,210	27,622
Allstate Corp.	286,913	27,199
Prologis Inc.	427,986	26,959
Equinix Inc.	63,255	26,449
SunTrust Banks Inc.	380,616	25,897
Public Storage	119,431	23,933

Weyerhaeuser Co.	611,102	21,389
Moody's Corp.	131,263	21,173
Discover Financial Services	286,678	20,621
T. Rowe Price Group Inc.	187,673	20,263
Synchrony Financial	601,264	20,160
M&T Bank Corp.	109,263	20,144
AvalonBay Communities Inc.	111,590	18,352
Equity Residential	297,529	18,334
Northern Trust Corp.	174,599	18,006
Fifth Third Bancorp	560,736	17,803
Ameriprise Financial Inc.	119,547	17,686
Digital Realty Trust Inc.	166,071	17,501
Regions Financial Corp.	938,343	17,434
KeyCorp	869,741	17,003
Citizens Financial Group Inc.	393,872	16,535
Welltower Inc.	299,322	16,292
Willis Towers Watson plc	106,810	16,255
* SBA Communications Corp. Class A	95,092	16,253
Boston Properties Inc.	124,767	15,374
* IHS Markit Ltd.	308,916	14,902
Hartford Financial Services Group Inc.	288,614	14,869
Principal Financial Group Inc.	234,088	14,258
Ventas Inc.	287,750	14,252
TD Ameritrade Holding Corp.	229,285	13,581
Huntington Bancshares Inc.	890,858	13,452
Comerica Inc.	139,655	13,397
Lincoln National Corp.	176,607	12,903
Essex Property Trust Inc.	53,461	12,867
* Markel Corp.	10,697	12,518
First Republic Bank	129,940	12,034
* E*TRADE Financial Corp.	215,235	11,926
Realty Income Corp.	229,667	11,881
* CBRE Group Inc. Class A	246,975	11,662
XL Group Ltd.	207,188	11,449
Equifax Inc.	97,133	11,443
Loews Corp.	225,855	11,232
Host Hotels & Resorts Inc.	597,471	11,137
MSCI Inc. Class A	72,839	10,887
Invesco Ltd.	328,701	10,522
Cboe Global Markets Inc.	91,090	10,393
GGP Inc.	502,770	10,287
* SVB Financial Group	42,702	10,249
Alexandria Real Estate Equities Inc.	81,796	10,216
Arthur J Gallagher & Co.	146,597	10,076
Annaly Capital Management Inc.	936,594	9,769
Ally Financial Inc.	351,340	9,539
Raymond James Financial Inc.	105,883	9,467
Cincinnati Financial Corp.	125,945	9,353
Vornado Realty Trust	138,265	9,305
Franklin Resources Inc.	267,132	9,264
* Arch Capital Group Ltd.	104,908	8,979
HCP Inc.	379,961	8,827
SEI Investments Co.	114,387	8,569
Affiliated Managers Group Inc.	44,968	8,525
Unum Group	178,798	8,513
Everest Re Group Ltd.	32,997	8,474
Extra Space Storage Inc.	96,812	8,458

Zions Bancorporation	159,625	8,417
Mid-America Apartment Communities Inc.	91,921	8,387
FNF Group	209,445	8,382
Nasdaq Inc.	93,888	8,095
Reinsurance Group of America Inc. Class A	52,145	8,030
SL Green Realty Corp.	79,890	7,736
UDR Inc.	216,858	7,724
Duke Realty Corp.	288,901	7,650
Torchmark Corp.	88,594	7,457
* Liberty Broadband Corp.	86,647	7,425
Regency Centers Corp.	124,631	7,351
Voya Financial Inc.	145,480	7,347
Alleghany Corp.	11,794	7,247
Iron Mountain Inc.	219,054	7,198
Western Union Co.	371,756	7,149
Federal Realty Investment Trust	59,154	6,868
Macerich Co.	114,228	6,399
Jones Lang LaSalle Inc.	36,611	6,394
Camden Property Trust	74,911	6,306
* Athene Holding Ltd. Class A	125,639	6,007
AGNC Investment Corp.	315,666	5,972
Lazard Ltd. Class A	104,873	5,512
VEREIT Inc.	785,272	5,465
WR Berkley Corp.	73,636	5,353
Invitation Homes Inc.	230,149	5,254
People's United Financial Inc.	279,744	5,220
CIT Group Inc.	100,781	5,190
* Black Knight Inc.	106,184	5,001
New York Community Bancorp Inc.	375,065	4,887
Kimco Realty Corp.	326,522	4,702
* Brighthouse Financial Inc.	77,414	3,979
Brixmor Property Group Inc.	123,180	1,879
* Berkshire Hathaway Inc. Class A	6	1,795
* Liberty Broadband Corp. Class A	19,752	1,675
Assurant Inc.	14	1
Axis Capital Holdings Ltd.	18	1
		3,686,956
Health Care (12.7%)
Johnson & Johnson	2,168,572	277,902
Pfizer Inc.	4,811,675	170,766
UnitedHealth Group Inc.	782,170	167,384
AbbVie Inc.	1,283,546	121,488
Merck & Co. Inc.	2,202,145	119,951
Amgen Inc.	540,314	92,113
Medtronic plc	1,095,470	87,879
Abbott Laboratories	1,411,573	84,581
Bristol-Myers Squibb Co.	1,319,598	83,465
Gilead Sciences Inc.	1,057,238	79,705
Thermo Fisher Scientific Inc.	324,115	66,917
Eli Lilly & Co.	797,002	61,664
* Celgene Corp.	607,976	54,238
Allergan plc	281,427	47,361
* Biogen Inc.	171,052	46,837
Becton Dickinson and Co.	215,136	46,620
Anthem Inc.	206,708	45,414
Aetna Inc.	264,290	44,665
Stryker Corp.	242,262	38,985

* Intuitive Surgical Inc.	90,777	37,475
* Vertex Pharmaceuticals Inc.	205,208	33,445
Cigna Corp.	197,210	33,080
Zoetis Inc.	392,216	32,754
* Express Scripts Holding Co.	457,620	31,612
* Boston Scientific Corp.	1,111,350	30,362
Humana Inc.	111,300	29,921
* Illumina Inc.	118,812	28,090
Baxter International Inc.	418,516	27,220
* Edwards Lifesciences Corp.	169,760	23,685
* Regeneron Pharmaceuticals Inc.	64,118	22,080
HCA Healthcare Inc.	226,406	21,961
* Alexion Pharmaceuticals Inc.	170,225	18,973
Zimmer Biomet Holdings Inc.	163,523	17,831
* Mylan NV	411,649	16,948
* Align Technology Inc.	61,565	15,461
* Centene Corp.	133,245	14,240
* IDEXX Laboratories Inc.	70,462	13,486
* Laboratory Corp. of America Holdings	82,231	13,301
* IQVIA Holdings Inc.	126,240	12,385
* Waters Corp.	61,122	12,142
* Incyte Corp.	145,483	12,123
* BioMarin Pharmaceutical Inc.	141,921	11,506
ResMed Inc.	115,541	11,377
Quest Diagnostics Inc.	110,185	11,052
Dentsply Sirona Inc.	185,733	9,344
* Varian Medical Systems Inc.	73,801	9,052
Cooper Cos. Inc.	39,546	9,048
* Alnylam Pharmaceuticals Inc.	72,630	8,650
Perrigo Co. plc	102,558	8,547
* Hologic Inc.	223,527	8,351
* Henry Schein Inc.	124,245	8,350
Universal Health Services Inc. Class B	67,307	7,970
* Alkermes plc	126,192	7,314
* DaVita Inc.	110,424	7,281
* Jazz Pharmaceuticals plc	46,119	6,963
* Nektar Therapeutics Class A	64,772	6,883
* ABIOMED Inc.	16,993	4,945
Teleflex Inc.	18,714	4,772
* Seattle Genetics Inc.	41,481	2,171
		2,380,086
Industrials (12.3%)
Boeing Co.	475,664	155,961
3M Co.	481,338	105,663
General Electric Co.	7,009,613	94,490
Honeywell International Inc.	607,823	87,836
Union Pacific Corp.	629,917	84,680
United Technologies Corp.	614,130	77,270
Accenture plc Class A	498,447	76,512
Caterpillar Inc.	483,046	71,191
* PayPal Holdings Inc.	921,574	69,920
Lockheed Martin Corp.	196,204	66,303
United Parcel Service Inc. Class B	556,300	58,222
Raytheon Co.	233,196	50,328
Danaher Corp.	507,472	49,687
Northrop Grumman Corp.	140,716	49,127
FedEx Corp.	194,863	46,789

General Dynamics Corp.	204,003	45,064
Deere & Co.	261,274	40,581
Automatic Data Processing Inc.	340,344	38,622
CSX Corp.	681,292	37,955
Illinois Tool Works Inc.	234,645	36,759
Emerson Electric Co.	513,147	35,048
Norfolk Southern Corp.	229,559	31,169
Waste Management Inc.	350,525	29,486
Eaton Corp. plc	356,204	28,464
TE Connectivity Ltd.	283,910	28,363
Sherwin-Williams Co.	68,045	26,682
Johnson Controls International plc	748,527	26,378
Fidelity National Information Services Inc.	267,687	25,778
* Fiserv Inc.	336,876	24,023
Roper Technologies Inc.	82,727	23,221
Amphenol Corp. Class A	246,824	21,259
Cummins Inc.	127,172	20,613
* Worldpay Inc. Class A	242,301	19,927
Fortive Corp.	253,001	19,613
PACCAR Inc.	284,621	18,833
Parker-Hannifin Corp.	107,493	18,385
Rockwell Automation Inc.	103,294	17,994
Rockwell Collins Inc.	132,332	17,845
Agilent Technologies Inc.	261,030	17,463
Ingersoll-Rand plc	202,128	17,284
Paychex Inc.	261,467	16,104
Waste Connections Inc.	213,018	15,282
* FleetCor Technologies Inc.	72,592	14,700
Global Payments Inc.	128,606	14,342
AMETEK Inc.	186,995	14,206
WestRock Co.	206,196	13,232
* Verisk Analytics Inc. Class A	126,701	13,177
L3 Technologies Inc.	63,242	13,154
Fastenal Co.	232,216	12,677
Dover Corp.	124,805	12,258
WW Grainger Inc.	43,253	12,209
Vulcan Materials Co.	106,798	12,193
* Mettler-Toledo International Inc.	20,581	11,835
* United Rentals Inc.	68,300	11,797
Cintas Corp.	68,850	11,744
TransDigm Group Inc.	37,970	11,654
Total System Services Inc.	133,804	11,542
Republic Services Inc. Class A	174,000	11,524
Ball Corp.	282,969	11,237
Textron Inc.	190,421	11,229
Xylem Inc.	144,970	11,151
* CoStar Group Inc.	29,207	10,593
CH Robinson Worldwide Inc.	112,857	10,576
Martin Marietta Materials Inc.	50,841	10,539
Masco Corp.	253,198	10,239
Huntington Ingalls Industries Inc.	36,189	9,328
Kansas City Southern	83,295	9,150
Expeditors International of Washington Inc.	142,530	9,022
Pentair plc	132,082	8,999
JB Hunt Transport Services Inc.	70,916	8,308
Alliance Data Systems Corp.	37,902	8,068
Arconic Inc.	350,160	8,068

*	Trimble Inc.	203,165	7,290
	Owens Corning	90,539	7,279
	Fortune Brands Home & Security Inc.	122,639	7,222
*	Sensata Technologies Holding plc	139,040	7,206
	Jacobs Engineering Group Inc.	114,502	6,773
*	IPG Photonics Corp.	28,174	6,575
	Fluor Corp.	113,072	6,470
	ManpowerGroup Inc.	53,665	6,177
*	First Data Corp. Class A	370,810	5,933
	Sealed Air Corp.	135,270	5,788
	Wabtec Corp.	69,966	5,695
	Xerox Corp.	195,367	5,623
	Robert Half International Inc.	95,398	5,523
*	Crown Holdings Inc.	108,467	5,505
*	Arrow Electronics Inc.	70,782	5,452
	Hubbell Inc. Class B	44,201	5,383
	Broadridge Financial Solutions Inc.	47,123	5,169
*	XPO Logistics Inc.	48,435	4,931
	Acuity Brands Inc.	33,992	4,731
	Packaging Corp. of America	38,230	4,308
	Allison Transmission Holdings Inc.	107,546	4,201
	Cognex Corp.	66,619	3,464
	FLIR Systems Inc.	56,139	2,807
	Flowserve Corp.	52,925	2,293
*	Stericycle Inc.	34,520	2,020
	Macquarie Infrastructure Corp.	32,575	1,203
^	ADT Inc.	90,782	720
			2,316,666
Oil & Gas (5.6%)
	Exxon Mobil Corp.	3,424,868	255,529
	Chevron Corp.	1,544,059	176,085
	Schlumberger Ltd.	1,118,615	72,464
	ConocoPhillips	949,403	56,290
	EOG Resources Inc.	467,368	49,200
	Occidental Petroleum Corp.	618,336	40,167
	Phillips 66	368,639	35,360
	Valero Energy Corp.	353,642	32,807
	Halliburton Co.	636,451	29,875
	Marathon Petroleum Corp.	394,778	28,862
	Anadarko Petroleum Corp.	430,407	26,001
	Pioneer Natural Resources Co.	137,730	23,659
	Kinder Morgan Inc.	1,515,712	22,827
	ONEOK Inc.	329,473	18,754
*	Concho Resources Inc.	120,483	18,112
	Williams Cos. Inc.	668,819	16,627
	Devon Energy Corp.	425,218	13,518
	Hess Corp.	241,905	12,245
	Noble Energy Inc.	393,129	11,912
	Andeavor	118,072	11,873
	Apache Corp.	308,308	11,864
	National Oilwell Varco Inc.	306,883	11,296
	Marathon Oil Corp.	687,287	11,086
	EQT Corp.	213,773	10,156
	Baker Hughes a GE Co.	346,660	9,627
	Cabot Oil & Gas Corp.	373,746	8,962
*	Cheniere Energy Inc.	163,348	8,731
	Cimarex Energy Co.	77,134	7,212

	OGE Energy Corp.	161,495	5,292
*	Diamondback Energy Inc.	39,639	5,015
*	Continental Resources Inc.	75,807	4,469
	Targa Resources Corp.	88,435	3,891
*	Antero Resources Corp.	191,872	3,809
	HollyFrontier Corp.	71,625	3,500
	Helmerich & Payne Inc.	41,793	2,782
			1,059,859
Technology (20.6%)
	Apple Inc.	3,691,223	619,313
	Microsoft Corp.	6,223,730	568,040
*	Facebook Inc. Class A	1,936,614	309,452
*	Alphabet Inc. Class A	240,612	249,548
*	Alphabet Inc. Class C	241,016	248,678
	Intel Corp.	3,773,156	196,506
	Cisco Systems Inc.	3,893,950	167,011
	Oracle Corp.	2,509,536	114,811
	International Business Machines Corp.	748,292	114,810
	NVIDIA Corp.	440,844	102,095
*	Adobe Systems Inc.	397,334	85,856
	Texas Instruments Inc.	795,209	82,614
	Broadcom Ltd.	331,804	78,190
	QUALCOMM Inc.	1,196,573	66,302
*	salesforce.com Inc.	554,629	64,503
*	Micron Technology Inc.	934,618	48,731
	Applied Materials Inc.	849,270	47,228
	Cognizant Technology Solutions Corp. Class A	475,268	38,259
	Intuit Inc.	196,664	34,092
	HP Inc.	1,329,838	29,150
	Analog Devices Inc.	301,247	27,453
	Lam Research Corp.	131,707	26,758
	DXC Technology Co.	230,983	23,221
*	ServiceNow Inc.	139,548	23,088
*	Autodesk Inc.	178,040	22,358
	Hewlett Packard Enterprise Co.	1,266,265	22,210
	Western Digital Corp.	240,518	22,193
*	Red Hat Inc.	143,153	21,403
	Corning Inc.	693,118	19,324
	Microchip Technology Inc.	189,588	17,321
	Harris Corp.	95,979	15,479
	Xilinx Inc.	205,968	14,879
*	Cerner Corp.	255,647	14,827
*	Twitter Inc.	509,927	14,793
	Skyworks Solutions Inc.	147,505	14,789
*	Workday Inc. Class A	110,787	14,082
	KLA-Tencor Corp.	126,511	13,791
	Motorola Solutions Inc.	130,358	13,727
	Maxim Integrated Products Inc.	227,062	13,674
	NetApp Inc.	216,556	13,359
	Symantec Corp.	502,416	12,987
*	Palo Alto Networks Inc.	70,622	12,819
	Seagate Technology plc	207,210	12,126
*	Dell Technologies Inc. Class V	164,194	12,021
*	Splunk Inc.	114,326	11,249
*	ANSYS Inc.	67,789	10,622
*,^ Square Inc.		206,705	10,170
*	Synopsys Inc.	120,390	10,021

*	Arista Networks Inc.	38,804	9,907
*	Citrix Systems Inc.	104,547	9,702
*	Akamai Technologies Inc.	130,069	9,232
	CA Inc.	252,767	8,569
*	Cadence Design Systems Inc.	228,759	8,411
*	Gartner Inc.	69,672	8,195
*	VeriSign Inc.	66,737	7,912
*,^ Advanced Micro Devices Inc.		741,953	7,457
	Juniper Networks Inc.	303,710	7,389
*	F5 Networks Inc.	49,973	7,227
*	Qorvo Inc.	102,256	7,204
*,^ VMware Inc. Class A		58,349	7,076
	CDK Global Inc.	108,773	6,890
	Marvell Technology Group Ltd.	320,604	6,733
*,^ Snap Inc.		358,713	5,693
	Garmin Ltd.	83,645	4,929
	LogMeIn Inc.	42,383	4,897
*	IAC/InterActiveCorp	31,025	4,852
*	Dropbox Inc. Class A	28,189	881
*	Premier Inc. Class A	14	—
			3,859,089
Telecommunications (2.0%)
	AT&T Inc.	4,964,136	176,971
	Verizon Communications Inc.	3,334,189	159,441
*	T-Mobile US Inc.	241,674	14,752
	CenturyLink Inc.	777,523	12,775
*	Zayo Group Holdings Inc.	170,388	5,821
*	Sprint Corp.	487,592	2,379
			372,139
Utilities (2.8%)
	NextEra Energy Inc.	380,601	62,164
	Duke Energy Corp.	565,794	43,832
	Southern Co.	811,216	36,229
	Dominion Energy Inc.	520,191	35,076
	Exelon Corp.	780,006	30,428
	American Electric Power Co. Inc.	397,704	27,278
	Sempra Energy	221,870	24,676
	Public Service Enterprise Group Inc.	409,298	20,563
	Consolidated Edison Inc.	250,962	19,560
	Xcel Energy Inc.	410,502	18,670
	PG&E Corp.	416,528	18,298
	Edison International	263,452	16,771
	WEC Energy Group Inc.	255,143	15,997
	PPL Corp.	560,450	15,855
	DTE Energy Co.	144,835	15,121
	Eversource Energy	256,080	15,088
	FirstEnergy Corp.	384,355	13,072
	American Water Works Co. Inc.	144,293	11,851
	Entergy Corp.	145,693	11,478
	Ameren Corp.	195,846	11,091
	CMS Energy Corp.	227,926	10,323
	CenterPoint Energy Inc.	348,141	9,539
	Alliant Energy Corp.	186,833	7,634
	Pinnacle West Capital Corp.	90,348	7,210
	NiSource Inc.	273,137	6,531
	AES Corp.	533,447	6,065

	SCANA Corp.			115,277	4,329
	Avangrid Inc.			50,046	2,558
					517,287
Total Common Stocks (Cost $12,288,543)					18,743,675
		Coupon		Shares
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund		1.775%		345,242	34,524

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.462%	5/17/18	150	150
	United States Treasury Bill	1.602%	5/24/18	200	200
	United States Treasury Bill	1.446%	5/31/18	1,100	1,097
	United States Treasury Bill	1.633%	6/14/18	600	598
	United States Treasury Bill	1.519%	6/21/18	160	159
4	United States Treasury Bill	1.518%-1.541%	6/28/18	520	518
4	United States Treasury Bill	1.693%	7/12/18	1,000	995
					3,717
Total Temporary Cash Investments (Cost $38,239)					38,241
Total Investments (100.1%) (Cost $12,326,782)					18,781,916
Other Assets and Liabilities-Net (-0.1%) 3					(15,878)
Net Assets (100%)					18,766,038

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,363,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $30,400,000 of collateral received for securities on loan.
4 Securities with a value of $1,264,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	171	22,598	(943)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Large-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,743,675	—	—
Temporary Cash Investments	34,524	3,717	—
Futures Contracts—Assets[1]	434	—	—
Total	18,778,633	3,717	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Large-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $12,326,782,000. Net unrealized appreciation of investment securities for tax purposes was $6,455,134,000, consisting of unrealized gains of $6,789,989,000 on securities that had risen in value since their purchase and $334,855,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.8%)
*	Freeport-McMoRan Inc.	32,988,938	579,616
	Newmont Mining Corp.	12,795,957	499,938
	Eastman Chemical Co.	3,102,317	327,543
	Celanese Corp. Class A	3,257,402	326,424
	International Flavors & Fragrances Inc.	1,893,437	259,230
	FMC Corp.	3,218,817	246,465
	Albemarle Corp.	2,649,048	245,673
	Avery Dennison Corp.	2,107,995	223,974
	CF Industries Holdings Inc.	5,593,009	211,024
	Mosaic Co.	8,311,974	201,815
*	Axalta Coating Systems Ltd.	5,287,978	159,644
	Reliance Steel & Aluminum Co.	1,653,758	141,793
	Westlake Chemical Corp.	930,818	103,460
*	Alcoa Corp.	2,217,853	99,715
			3,626,314
Consumer Goods (11.0%)
	Dr Pepper Snapple Group Inc.	4,310,416	510,267
	Clorox Co.	3,106,304	413,480
	DR Horton Inc.	8,577,030	376,017
	Lennar Corp. Class A	6,299,632	371,300
	Tapestry Inc.	6,832,995	359,484
	Conagra Brands Inc.	9,612,467	354,508
*	Mohawk Industries Inc.	1,515,714	351,979
	JM Smucker Co.	2,588,744	321,030
	Molson Coors Brewing Co. Class B	4,216,745	317,648
	McCormick & Co. Inc.	2,903,218	308,873
	Church & Dwight Co. Inc.	5,991,764	301,745
	Genuine Parts Co.	3,338,483	299,929
	Newell Brands Inc.	11,749,521	299,378
	Lear Corp.	1,604,354	298,554
	PVH Corp.	1,845,051	279,396
	Aptiv plc	3,186,643	270,769
*	Take-Two Interactive Software Inc.	2,742,307	268,143
*	LKQ Corp.	7,040,557	267,189
	Tyson Foods Inc. Class A	3,566,196	261,010
	Whirlpool Corp.	1,694,679	259,472
	BorgWarner Inc.	5,047,759	253,549
	Bunge Ltd.	3,371,379	249,280
*	NVR Inc.	83,880	234,864
	Hasbro Inc.	2,687,495	226,556
	Hormel Foods Corp.	6,348,224	217,871
*	Michael Kors Holdings Ltd.	3,466,061	215,173
*	Lululemon Athletica Inc.	2,408,871	214,679
	Lamb Weston Holdings Inc.	3,505,603	204,096
	Campbell Soup Co.	4,683,909	202,860
	Snap-on Inc.	1,359,835	200,630
	Coty Inc. Class A	10,786,474	197,393
	PulteGroup Inc.	6,179,440	182,232

	Harley-Davidson Inc.	4,037,548	173,130
*	WABCO Holdings Inc.	1,288,405	172,479
	Leucadia National Corp.	7,260,418	165,029
	Polaris Industries Inc.	1,436,176	164,471
	Hanesbrands Inc.	8,636,532	159,085
	Ralph Lauren Corp. Class A	1,328,364	148,511
	Ingredion Inc.	865,902	111,632
	Goodyear Tire & Rubber Co.	2,880,867	76,574
*,^ Under Armour Inc. Class A		4,438,243	72,565
*,^ Under Armour Inc.		4,526,430	64,954
^	Mattel Inc.	4,121,246	54,194
*	Pilgrim's Pride Corp.	1,192,749	29,354
	Lennar Corp. Class B	212,981	10,157
			10,491,489
Consumer Services (9.8%)
*	Dollar Tree Inc.	5,686,808	539,678
	Royal Caribbean Cruises Ltd.	4,101,155	482,870
	MGM Resorts International	12,222,812	428,043
	Best Buy Co. Inc.	5,960,649	417,186
	Wynn Resorts Ltd.	1,971,304	359,487
	Ross Stores Inc.	4,585,477	357,576
	Expedia Group Inc.	2,999,902	331,219
*	Ulta Beauty Inc.	1,389,145	283,761
	Tiffany & Co.	2,832,730	276,644
*	Liberty Interactive Corp. QVC Group Class A	10,901,050	274,379
	Nielsen Holdings plc	8,550,300	271,814
*	CarMax Inc.	4,337,914	268,690
	Kohl's Corp.	4,027,815	263,862
	Viacom Inc. Class B	8,457,834	262,700
	Wyndham Worldwide Corp.	2,271,269	259,901
*	Norwegian Cruise Line Holdings Ltd.	4,829,407	255,814
	Darden Restaurants Inc.	2,961,637	252,480
	Aramark	5,893,693	233,155
	L Brands Inc.	5,752,043	219,786
	Macy's Inc.	7,306,637	217,299
*	Chipotle Mexican Grill Inc. Class A	669,607	216,357
*	United Continental Holdings Inc.	3,099,906	215,350
	Interpublic Group of Cos. Inc.	9,316,676	214,563
*	AutoZone Inc.	327,884	212,695
	Gap Inc.	6,525,705	203,602
	Advance Auto Parts Inc.	1,684,900	199,745
	Tractor Supply Co.	3,010,328	189,711
	FactSet Research Systems Inc.	935,570	186,571
	News Corp. Class A	11,722,936	185,222
	Alaska Air Group Inc.	2,948,732	182,703
	AmerisourceBergen Corp. Class A	1,974,894	170,256
*	Liberty Media Corp-Liberty SiriusXM C	4,090,565	167,100
*	Discovery Communications Inc.	6,939,178	135,453
	Nordstrom Inc.	2,795,633	135,337
	Domino's Pizza Inc.	515,664	120,439
*	Liberty Media Corp-Liberty SiriusXM A	2,022,197	83,112
*,^ Discovery Communications Inc. Class A		3,731,707	79,970
	Hyatt Hotels Corp. Class A	1,037,919	79,152
*	Altice USA Inc. Class A	2,960,325	54,707
*	TripAdvisor Inc.	1,285,700	52,572
^	Viacom Inc. Class A	239,246	9,474
	News Corp. Class B	356,118	5,734

H&R Block Inc.	563	14
		9,356,183
Financials (22.7%)
Moody's Corp.	3,898,364	628,806
M&T Bank Corp.	3,241,566	597,615
Digital Realty Trust Inc.	4,928,078	519,321
Regions Financial Corp.	27,821,525	516,924
KeyCorp	25,791,928	504,232
Citizens Financial Group Inc.	11,687,562	490,644
Willis Towers Watson plc	3,168,617	482,232
* SBA Communications Corp. Class A	2,817,997	481,652
* IHS Markit Ltd.	9,174,028	442,555
Hartford Financial Services Group Inc.	8,558,061	440,911
Principal Financial Group Inc.	6,947,516	423,173
Huntington Bancshares Inc.	26,441,464	399,266
Comerica Inc.	4,144,925	397,623
Lincoln National Corp.	5,234,651	382,444
Essex Property Trust Inc.	1,584,007	381,239
* Markel Corp.	316,541	370,432
First Republic Bank	3,851,031	356,644
* E*TRADE Financial Corp.	6,395,475	354,373
Realty Income Corp.	6,813,800	352,478
* CBRE Group Inc. Class A	7,324,530	345,864
XL Group Ltd.	6,138,207	339,197
Equifax Inc.	2,878,817	339,153
Host Hotels & Resorts Inc.	17,730,515	330,497
MSCI Inc. Class A	2,160,082	322,867
Invesco Ltd.	9,759,331	312,396
Cboe Global Markets Inc.	2,702,010	308,299
* SVB Financial Group	1,267,204	304,142
Alexandria Real Estate Equities Inc.	2,427,089	303,119
Arthur J Gallagher & Co.	4,343,347	298,518
Annaly Capital Management Inc.	27,848,847	290,463
Ally Financial Inc.	10,423,432	282,996
Raymond James Financial Inc.	3,136,438	280,429
Cincinnati Financial Corp.	3,736,875	277,500
Vornado Realty Trust	4,098,149	275,805
AvalonBay Communities Inc.	1,655,272	272,226
* Arch Capital Group Ltd.	3,112,321	266,384
HCP Inc.	11,264,514	261,675
SEI Investments Co.	3,393,602	254,215
Affiliated Managers Group Inc.	1,332,531	252,621
Unum Group	5,304,560	252,550
Everest Re Group Ltd.	979,016	251,431
Extra Space Storage Inc.	2,869,885	250,713
Zions Bancorporation	4,735,691	249,713
FNF Group	6,213,930	248,682
Mid-America Apartment Communities Inc.	2,724,142	248,551
Nasdaq Inc.	2,789,622	240,521
Reinsurance Group of America Inc. Class A	1,545,196	237,960
SL Green Realty Corp.	2,370,558	229,541
UDR Inc.	6,429,023	229,002
Duke Realty Corp.	8,571,941	226,985
Torchmark Corp.	2,629,368	221,314
* Liberty Broadband Corp.	2,561,930	219,532
Regency Centers Corp.	3,697,534	218,081
Voya Financial Inc.	4,309,281	217,619

Alleghany Corp.	350,551	215,393
Iron Mountain Inc.	6,498,133	213,529
Western Union Co.	11,011,566	211,752
Federal Realty Investment Trust	1,754,746	203,744
Jones Lang LaSalle Inc.	1,087,802	189,974
Macerich Co.	3,380,226	189,360
Camden Property Trust	2,222,946	187,128
* Athene Holding Ltd. Class A	3,800,430	181,699
AGNC Investment Corp.	9,381,148	177,491
Loews Corp.	3,349,675	166,579
Lazard Ltd. Class A	3,111,053	163,517
VEREIT Inc.	23,356,053	162,558
WR Berkley Corp.	2,184,992	158,849
Invitation Homes Inc.	6,836,571	156,079
People's United Financial Inc.	8,323,478	155,316
CIT Group Inc.	2,989,573	153,963
* Black Knight Inc.	3,182,987	149,919
New York Community Bancorp Inc.	11,125,745	144,968
Kimco Realty Corp.	9,694,353	139,599
* Brighthouse Financial Inc.	2,297,174	118,075
Brixmor Property Group Inc.	3,653,375	55,714
* Liberty Broadband Corp. Class A	597,741	50,688
Assurant Inc.	145	13
Axis Capital Holdings Ltd.	226	13
		21,529,045
Health Care (8.1%)
* Edwards Lifesciences Corp.	5,039,255	703,077
* Align Technology Inc.	1,827,894	459,039
* Centene Corp.	3,956,201	422,799
* IDEXX Laboratories Inc.	2,091,359	400,265
* Laboratory Corp. of America Holdings	2,444,379	395,378
* IQVIA Holdings Inc.	3,744,504	367,373
* Waters Corp.	1,813,953	360,342
* Incyte Corp.	4,313,313	359,428
* BioMarin Pharmaceutical Inc.	4,210,385	341,336
ResMed Inc.	3,426,340	337,392
Quest Diagnostics Inc.	3,267,694	327,750
Dentsply Sirona Inc.	5,506,487	277,031
Cooper Cos. Inc.	1,175,257	268,911
* Varian Medical Systems Inc.	2,188,870	268,465
* Alnylam Pharmaceuticals Inc.	2,154,589	256,611
Perrigo Co. plc	3,038,918	253,263
* Hologic Inc.	6,629,602	247,682
* Henry Schein Inc.	3,684,730	247,651
Universal Health Services Inc. Class B	1,995,884	236,333
* Alkermes plc	3,743,438	216,970
* DaVita Inc.	3,280,804	216,336
* Jazz Pharmaceuticals plc	1,365,422	206,165
* Nektar Therapeutics Class A	1,922,138	204,246
* ABIOMED Inc.	504,116	146,693
Teleflex Inc.	555,035	141,523
* Seattle Genetics Inc.	1,230,718	64,416
		7,726,475
Industrials (18.3%)
* Fiserv Inc.	10,039,308	715,903
Roper Technologies Inc.	2,455,837	689,329

Amphenol Corp. Class A	7,329,614	631,300
* Worldpay Inc. Class A	7,188,360	591,171
Rockwell Collins Inc.	3,925,231	529,317
Waste Connections Inc.	6,314,223	452,982
* FleetCor Technologies Inc.	2,153,005	435,983
Global Payments Inc.	3,812,925	425,217
AMETEK Inc.	5,552,491	421,823
WestRock Co.	6,116,540	392,498
* Verisk Analytics Inc. Class A	3,763,267	391,380
L3 Technologies Inc.	1,877,115	390,440
Fastenal Co.	6,898,565	376,593
Dover Corp.	3,704,421	363,848
Vulcan Materials Co.	3,173,324	362,298
WW Grainger Inc.	1,283,438	362,276
* Mettler-Toledo International Inc.	611,509	351,636
* United Rentals Inc.	2,024,505	349,693
Cintas Corp.	2,042,406	348,394
TransDigm Group Inc.	1,126,493	345,766
Total System Services Inc.	3,961,850	341,749
Ball Corp.	8,392,301	333,258
Textron Inc.	5,648,295	333,080
Xylem Inc.	4,306,241	331,236
* CoStar Group Inc.	866,468	314,251
CH Robinson Worldwide Inc.	3,342,139	313,192
Martin Marietta Materials Inc.	1,509,015	312,819
Masco Corp.	7,514,993	303,906
Huntington Ingalls Industries Inc.	1,073,595	276,730
Kansas City Southern	2,470,645	271,400
Expeditors International of Washington Inc.	4,234,154	268,022
Pentair plc	3,922,247	267,223
JB Hunt Transport Services Inc.	2,104,991	246,600
Alliance Data Systems Corp.	1,125,876	239,654
Arconic Inc.	10,385,755	239,288
* Trimble Inc.	6,035,859	216,567
Owens Corning	2,678,992	215,391
Fortune Brands Home & Security Inc.	3,639,153	214,310
* Sensata Technologies Holding plc	4,109,469	212,994
Jacobs Engineering Group Inc.	3,396,395	200,897
* IPG Photonics Corp.	835,624	195,018
Fluor Corp.	3,354,209	191,928
ManpowerGroup Inc.	1,588,765	182,867
* First Data Corp. Class A	10,999,576	175,993
Sealed Air Corp.	4,012,703	171,703
Wabtec Corp.	2,071,356	168,608
Xerox Corp.	5,799,104	166,898
Robert Half International Inc.	2,830,159	163,838
* Crown Holdings Inc.	3,219,060	163,367
* Arrow Electronics Inc.	2,102,804	161,958
Hubbell Inc. Class B	1,314,345	160,061
Broadridge Financial Solutions Inc.	1,398,153	153,363
* XPO Logistics Inc.	1,437,324	146,334
Acuity Brands Inc.	1,010,710	140,681
Packaging Corp. of America	1,130,976	127,461
Allison Transmission Holdings Inc.	3,190,087	124,605
Cognex Corp.	1,976,351	102,750
FLIR Systems Inc.	1,661,135	83,073
Flowserve Corp.	1,562,181	67,689

*	Stericycle Inc.	1,023,626	59,913
	Macquarie Infrastructure Corp.	966,117	35,679
^	ADT Inc.	2,693,419	21,359
			17,345,560
Oil & Gas (5.9%)
	ONEOK Inc.	9,784,152	556,914
*	Concho Resources Inc.	3,579,461	538,100
	Devon Energy Corp.	12,634,279	401,644
	Hess Corp.	7,175,578	363,228
	Noble Energy Inc.	11,673,218	353,698
	Andeavor	3,502,112	352,172
	National Oilwell Varco Inc.	9,113,757	335,477
	Marathon Oil Corp.	20,370,208	328,571
	EQT Corp.	6,340,945	301,258
	Baker Hughes a GE Co.	10,265,255	285,066
	Cabot Oil & Gas Corp.	11,088,415	265,900
*	Cheniere Energy Inc.	4,843,043	258,861
	Cimarex Energy Co.	2,288,093	213,937
	Apache Corp.	4,566,135	175,705
	OGE Energy Corp.	4,787,907	156,900
*	Diamondback Energy Inc.	1,176,502	148,851
*	Continental Resources Inc.	2,248,935	132,575
	Targa Resources Corp.	2,623,226	115,422
*	Antero Resources Corp.	5,691,380	112,974
	HollyFrontier Corp.	2,126,111	103,882
	Helmerich & Payne Inc.	1,239,762	82,519
			5,583,654
Technology (14.8%)
*	ServiceNow Inc.	4,144,175	685,654
*	Autodesk Inc.	5,285,887	663,802
	Western Digital Corp.	7,136,106	658,448
*	Red Hat Inc.	4,246,876	634,950
	Microchip Technology Inc.	5,619,952	513,439
	Harris Corp.	2,847,744	459,284
	Xilinx Inc.	6,111,386	441,486
*	Cerner Corp.	7,583,656	439,852
*	Twitter Inc.	15,141,938	439,268
	Skyworks Solutions Inc.	4,376,866	438,825
*	Workday Inc. Class A	3,284,381	417,478
	KLA-Tencor Corp.	3,756,069	409,449
	Motorola Solutions Inc.	3,871,838	407,704
	Maxim Integrated Products Inc.	6,741,921	405,998
	Lam Research Corp.	1,953,845	396,943
	NetApp Inc.	6,425,063	396,362
	Symantec Corp.	14,900,974	385,190
*	Palo Alto Networks Inc.	2,095,465	380,369
	Seagate Technology plc	6,147,605	359,758
*	Dell Technologies Inc. Class V	4,870,151	356,544
*	Splunk Inc.	3,391,360	333,676
*	ANSYS Inc.	2,010,786	315,070
*	Square Inc.	6,123,231	301,263
*	Synopsys Inc.	3,571,202	297,267
*	Arista Networks Inc.	1,151,215	293,905
*	Citrix Systems Inc.	3,096,518	287,357
*	Akamai Technologies Inc.	3,852,550	273,454
	CA Inc.	7,496,726	254,139

*	Cadence Design Systems Inc.			6,781,628	249,360
*	Gartner Inc.			2,068,825	243,335
*	VeriSign Inc.			1,979,180	234,652
	*,^ Advanced Micro Devices Inc.			21,973,805	220,837
	Juniper Networks Inc.			8,988,647	218,694
*	F5 Networks Inc.			1,482,681	214,410
*	Qorvo Inc.			3,032,601	213,647
	CDK Global Inc.			3,226,248	204,351
	Marvell Technology Group Ltd.			9,508,868	199,686
	Garmin Ltd.			2,480,984	146,204
	LogMeIn Inc.			1,257,012	145,248
*	IAC/InterActiveCorp			920,538	143,954
	*,^ Dropbox Inc. Class A			756,716	23,647
*	Premier Inc. Class A			155	5
					14,104,964
	Telecommunications (0.6%)
	CenturyLink Inc.			23,070,338	379,046
*	Zayo Group Holdings Inc.			5,055,102	172,682
					551,728
	Utilities (4.6%)
	WEC Energy Group Inc.			7,566,602	474,426
	DTE Energy Co.			4,298,834	448,798
	Eversource Energy			7,599,471	447,761
	FirstEnergy Corp.			11,405,548	387,903
	American Water Works Co. Inc.			4,284,948	351,923
	Entergy Corp.			4,321,406	340,440
	Ameren Corp.			5,823,277	329,772
	CMS Energy Corp.			6,770,743	306,647
	CenterPoint Energy Inc.			10,334,088	283,154
	Alliant Energy Corp.			5,543,080	226,490
	Pinnacle West Capital Corp.			2,683,104	214,112
	NiSource Inc.			8,089,172	193,412
	AES Corp.			15,832,412	180,015
	SCANA Corp.			3,419,073	128,386
	Avangrid Inc.			1,487,637	76,048
					4,389,287
	Total Common Stocks (Cost $67,310,050)				94,704,699
		Coupon
	Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.4%)
	2,3 Vanguard Market Liquidity Fund	1.775%		3,641,231	364,123

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.602%	5/24/18	14,000	13,967
4	United States Treasury Bill	1.578%	6/7/18	2,000	1,994
					15,961
	Total Temporary Cash Investments (Cost $380,048)				380,084
	Total Investments (100.0%) (Cost $67,690,098)				95,084,783
	Other Assets and Liabilities-Net (0.0%)[3]				(12,951)
	Net Assets (100%)				95,071,832
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,100,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $93,954,000 of collateral received for securities on loan.
4 Securities with a value of $15,263,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	1,000	188,310	(4,252)
E-mini S&P 500 Index	June 2018	1,280	169,152	(7,410)
				(11,662)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

Mid-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	94,704,699	—	—
Temporary Cash Investments	364,123	15,961	—
Futures Contracts—Assets[1]	4,956	—	—
Total	95,073,778	15,961	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $67,690,098,000. Net unrealized appreciation of investment securities for tax purposes was $27,394,685,000, consisting of unrealized gains of $29,548,074,000 on securities that had risen in value since their purchase and $2,153,389,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (1.1%)
	CF Industries Holdings Inc.	1,427,422	53,857
*	Axalta Coating Systems Ltd.	1,348,763	40,719
	FMC Corp.	410,500	31,432
			126,008
Consumer Goods (6.4%)
*	Mohawk Industries Inc.	386,385	89,726
	McCormick & Co. Inc.	740,511	78,783
	Church & Dwight Co. Inc.	1,528,264	76,963
*	Take-Two Interactive Software Inc.	699,958	68,442
*	LKQ Corp.	1,795,759	68,149
*	NVR Inc.	21,397	59,912
*	Lululemon Athletica Inc.	614,463	54,761
	Snap-on Inc.	346,842	51,173
	Tapestry Inc.	871,014	45,824
*	WABCO Holdings Inc.	328,625	43,993
	Polaris Industries Inc.	366,317	41,951
	Hormel Foods Corp.	808,604	27,751
*,^ Under Armour Inc. Class A		1,132,051	18,509
*,^ Under Armour Inc.		1,154,486	16,567
	Hanesbrands Inc.	3,364	62
			742,566
Consumer Services (8.9%)
*	Dollar Tree Inc.	1,449,908	137,596
	MGM Resorts International	3,116,441	109,138
	Ross Stores Inc.	1,168,373	91,110
	Expedia Group Inc.	765,153	84,481
*	Ulta Beauty Inc.	354,313	72,375
*	CarMax Inc.	1,105,855	68,497
	Wyndham Worldwide Corp.	579,297	66,289
*	Norwegian Cruise Line Holdings Ltd.	1,231,786	65,248
*	Chipotle Mexican Grill Inc. Class A	170,788	55,183
	Tractor Supply Co.	767,809	48,387
	FactSet Research Systems Inc.	238,626	47,587
	Wynn Resorts Ltd.	251,401	45,845
	Tiffany & Co.	360,972	35,253
	Domino's Pizza Inc.	131,522	30,718
	Alaska Air Group Inc.	375,594	23,272
	Hyatt Hotels Corp. Class A	264,735	20,189
*	Altice USA Inc. Class A	755,641	13,964
*,^ TripAdvisor Inc.		327,929	13,409
			1,028,541
Financials (19.1%)
	Moody's Corp.	993,272	160,215
	Digital Realty Trust Inc.	1,256,426	132,402
*	SBA Communications Corp. Class A	718,760	122,850
*	IHS Markit Ltd.	2,337,685	112,770
	Essex Property Trust Inc.	403,831	97,194
*	Markel Corp.	80,821	94,581

	First Republic Bank	982,244	90,966
*	E*TRADE Financial Corp.	1,628,577	90,239
	Realty Income Corp.	1,737,953	89,904
*	CBRE Group Inc. Class A	1,868,177	88,215
	Equifax Inc.	734,272	86,505
	MSCI Inc. Class A	550,950	82,351
	Cboe Global Markets Inc.	689,172	78,635
*	SVB Financial Group	323,080	77,542
	Alexandria Real Estate Equities Inc.	619,107	77,320
	Arthur J Gallagher & Co.	1,109,406	76,250
	Vornado Realty Trust	1,045,559	70,366
	AvalonBay Communities Inc.	422,194	69,434
	SEI Investments Co.	865,562	64,839
	Extra Space Storage Inc.	731,990	63,947
	Mid-America Apartment Communities Inc.	694,816	63,395
	SL Green Realty Corp.	604,506	58,534
	Regency Centers Corp.	943,099	55,624
	Iron Mountain Inc.	1,657,441	54,464
	Federal Realty Investment Trust	447,569	51,967
	Invitation Homes Inc.	1,743,880	39,813
*	Black Knight Inc.	825,267	38,870
*	Liberty Broadband Corp.	67,096	5,749
*	Liberty Broadband Corp. Class A	16,106	1,366
	Brixmor Property Group Inc.	460	7
			2,196,314
Health Care (12.5%)
*	Edwards Lifesciences Corp.	1,284,259	179,180
*	Align Technology Inc.	465,790	116,974
*	Centene Corp.	1,007,868	107,711
*	IDEXX Laboratories Inc.	532,744	101,962
*	IQVIA Holdings Inc.	955,071	93,702
*	Waters Corp.	462,018	91,780
*	Incyte Corp.	1,100,157	91,676
*	BioMarin Pharmaceutical Inc.	1,073,904	87,061
	ResMed Inc.	873,990	86,062
	Cooper Cos. Inc.	299,762	68,588
*	Varian Medical Systems Inc.	558,285	68,474
*	Alnylam Pharmaceuticals Inc.	549,951	65,499
*	Alkermes plc	954,821	55,341
*	Jazz Pharmaceuticals plc	348,260	52,584
*	Nektar Therapeutics Class A	490,972	52,171
*	ABIOMED Inc.	128,766	37,469
	Teleflex Inc.	141,572	36,098
	Dentsply Sirona Inc.	701,384	35,287
*,^ Seattle Genetics Inc.		313,876	16,428
			1,444,047
Industrials (26.0%)
*	Fiserv Inc.	2,569,108	183,203
	Roper Technologies Inc.	625,930	175,692
	Amphenol Corp. Class A	1,868,001	160,891
*	Worldpay Inc. Class A	1,834,622	150,879
	Rockwell Collins Inc.	1,001,147	135,005
	Waste Connections Inc.	1,612,287	115,665
*	FleetCor Technologies Inc.	549,144	111,202
	Global Payments Inc.	973,366	108,550
	AMETEK Inc.	1,414,589	107,466

*	Verisk Analytics Inc. Class A	958,628	99,697
	Fastenal Co.	1,758,668	96,006
	Vulcan Materials Co.	808,903	92,352
*	Mettler-Toledo International Inc.	155,764	89,569
	Cintas Corp.	520,935	88,861
	TransDigm Group Inc.	287,259	88,171
	Total System Services Inc.	1,011,777	87,276
*	CoStar Group Inc.	221,158	80,210
	Martin Marietta Materials Inc.	384,624	79,733
	Masco Corp.	1,916,343	77,497
	Kansas City Southern	630,157	69,223
	Expeditors International of Washington Inc.	1,078,496	68,269
	JB Hunt Transport Services Inc.	536,894	62,897
	Alliance Data Systems Corp.	287,165	61,126
*	Trimble Inc.	1,539,491	55,237
	Fortune Brands Home & Security Inc.	928,243	54,664
*	Sensata Technologies Holding plc	1,048,167	54,327
*	IPG Photonics Corp.	213,290	49,778
*	United Rentals Inc.	258,133	44,587
	Wabtec Corp.	528,323	43,006
	Xylem Inc.	549,119	42,238
	Robert Half International Inc.	721,847	41,788
	CH Robinson Worldwide Inc.	426,222	39,941
	Broadridge Financial Solutions Inc.	357,100	39,170
*	XPO Logistics Inc.	367,136	37,378
	Acuity Brands Inc.	257,794	35,882
	Packaging Corp. of America	288,469	32,510
	Cognex Corp.	504,093	26,208
	Macquarie Infrastructure Corp.	246,064	9,087
^	ADT Inc.	686,960	5,448
*	Stericycle Inc.	6	—
			3,000,689
Oil & Gas (4.3%)
*	Concho Resources Inc.	911,536	137,031
	EQT Corp.	1,617,272	76,837
	Cabot Oil & Gas Corp.	2,828,185	67,820
*	Cheniere Energy Inc.	1,235,255	66,024
	Cimarex Energy Co.	583,593	54,566
*	Diamondback Energy Inc.	300,511	38,021
	Targa Resources Corp.	669,074	29,439
*	Antero Resources Corp.	1,451,754	28,817
			498,555
Technology (21.0%)
*	ServiceNow Inc.	1,056,040	174,722
*	Autodesk Inc.	1,346,913	169,145
*	Red Hat Inc.	1,082,362	161,824
	Microchip Technology Inc.	1,432,982	130,917
	Harris Corp.	726,019	117,092
*	Cerner Corp.	1,932,106	112,062
*	Twitter Inc.	3,860,781	112,001
	Skyworks Solutions Inc.	1,115,857	111,876
*	Workday Inc. Class A	837,739	106,485
	Lam Research Corp.	498,219	101,218
*	Palo Alto Networks Inc.	533,794	96,894
*	Splunk Inc.	865,014	85,109
*	ANSYS Inc.	512,859	80,360

*,^ Square Inc.				1,561,789	76,840
*	Arista Networks Inc.			293,633	74,965
*	Citrix Systems Inc.			790,817	73,388
*	Akamai Technologies Inc.			982,628	69,747
*	Cadence Design Systems Inc.			1,729,714	63,602
*	Gartner Inc.			527,668	62,064
*	VeriSign Inc.			504,789	59,848
	Xilinx Inc.			779,101	56,282
*	F5 Networks Inc.			378,167	54,687
*	Qorvo Inc.			773,487	54,492
	KLA-Tencor Corp.			478,857	52,200
	CDK Global Inc.			822,875	52,121
	LogMeIn Inc.			320,608	37,046
*	IAC/InterActiveCorp			235,128	36,769
*,^ Advanced Micro Devices Inc.				2,805,747	28,198
*	Dropbox Inc. Class A			93,075	2,909
*	Premier Inc. Class A			299	9
					2,414,872
Telecommunications (0.4%)
*	Zayo Group Holdings Inc.			1,289,449	44,048

Total Common Stocks (Cost $8,873,338)					11,495,640
		Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		1.775%		539,727	53,973

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	100	100
4	United States Treasury Bill	1.446%	5/31/18	1,550	1,546
4	United States Treasury Bill	1.783%	6/21/18	1,000	996
4	United States Treasury Bill	1.890%	8/9/18	500	497
					3,139
Total Temporary Cash Investments (Cost $57,105)					57,112
Total Investments (100.2%) (Cost $8,930,443)					11,552,752
Other Asset and Liabilities-Net (-0.2%)[3]					(28,651)
Net Assets (100%)					11,524,101

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,826,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $31,237,000 of collateral received for securities on loan.
4 Securities with a value of $2,291,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	98	18,454	(417)
E-mini S&P 500 Index	June 2018	134	17,708	(243)
				(660)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,495,640	—	—
Temporary Cash Investments	53,973	3,139	—
Futures Contracts—Assets[1]	848	—	—
Total	11,150,461	3,139	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $8,930,443,000. Net unrealized appreciation of investment securities for tax purposes was $2,622,309,000, consisting of unrealized gains of $2,889,203,000 on securities that had risen in value since their purchase and $266,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (6.3%)
* Freeport-McMoRan Inc.	11,543,645	202,822
Newmont Mining Corp.	4,477,397	174,932
Eastman Chemical Co.	1,085,697	114,628
Celanese Corp. Class A	1,139,862	114,226
International Flavors & Fragrances Inc.	662,993	90,770
Albemarle Corp.	927,587	86,024
Avery Dennison Corp.	738,204	78,434
Mosaic Co.	2,911,094	70,681
Reliance Steel & Aluminum Co.	578,431	49,595
FMC Corp.	562,920	43,103
Westlake Chemical Corp.	325,584	36,189
* Alcoa Corp.	775,762	34,878
CF Industries Holdings Inc.	63	2
		1,096,284
Consumer Goods (15.2%)
Dr Pepper Snapple Group Inc.	1,508,173	178,538
Clorox Co.	1,085,911	144,546
DR Horton Inc.	2,996,938	131,386
Lennar Corp. Class A	2,164,782	127,592
Conagra Brands Inc.	3,362,522	124,010
JM Smucker Co.	905,739	112,321
Molson Coors Brewing Co. Class B	1,476,130	111,197
Genuine Parts Co.	1,169,072	105,029
Newell Brands Inc.	4,113,221	104,805
Lear Corp.	561,701	104,527
PVH Corp.	645,790	97,792
Aptiv plc	1,115,721	94,803
Tyson Foods Inc. Class A	1,248,721	91,394
Whirlpool Corp.	593,387	90,853
BorgWarner Inc.	1,767,554	88,784
Bunge Ltd.	1,180,571	87,291
Hasbro Inc.	941,157	79,340
* Michael Kors Holdings Ltd.	1,213,987	75,364
Lamb Weston Holdings Inc.	1,227,972	71,493
Campbell Soup Co.	1,640,750	71,061
Coty Inc. Class A	3,778,210	69,141
PulteGroup Inc.	2,161,892	63,754
Tapestry Inc.	1,194,451	62,840
Harley-Davidson Inc.	1,414,553	60,656
Leucadia National Corp.	2,539,432	57,721
Hanesbrands Inc.	3,025,882	55,737
Ralph Lauren Corp. Class A	464,637	51,946
Ingredion Inc.	302,861	39,045
Hormel Foods Corp.	1,110,143	38,100
Goodyear Tire & Rubber Co.	1,007,652	26,783
^ Mattel Inc.	1,441,277	18,953
* Pilgrim's Pride Corp.	417,178	10,267

	Lennar Corp. Class B	122,627	5,848
			2,652,917
Consumer Services (10.7%)
	Royal Caribbean Cruises Ltd.	1,434,823	168,936
	Best Buy Co. Inc.	2,085,081	145,935
*	Liberty Interactive Corp. QVC Group Class A	3,816,581	96,063
	Nielsen Holdings plc	2,993,652	95,168
	Kohl's Corp.	1,410,438	92,398
	Viacom Inc. Class B	2,945,793	91,496
	Darden Restaurants Inc.	1,036,971	88,402
	Aramark	2,063,867	81,647
	L Brands Inc.	2,014,346	76,968
	Macy's Inc.	2,557,438	76,058
*	United Continental Holdings Inc.	1,085,703	75,424
	Interpublic Group of Cos. Inc.	3,262,956	75,146
*	AutoZone Inc.	114,842	74,497
	Gap Inc.	2,285,671	71,313
	Advance Auto Parts Inc.	590,182	69,966
	Wynn Resorts Ltd.	345,300	62,969
	News Corp. Class A	3,856,532	60,933
	AmerisourceBergen Corp. Class A	690,762	59,551
*	Liberty Media Corp-Liberty SiriusXM C	1,422,187	58,096
	Tiffany & Co.	495,015	48,343
*	Discovery Communications Inc.	2,432,036	47,473
	Nordstrom Inc.	977,823	47,336
	Alaska Air Group Inc.	515,668	31,951
*	Liberty Media Corp-Liberty SiriusXM A	718,248	29,520
*,^ Discovery Communications Inc. Class A		1,305,003	27,966
	News Corp. Class B	378,120	6,088
^	Viacom Inc. Class A	94,444	3,740
	H&R Block Inc.	58	2
			1,863,385
Financials (26.0%)
	M&T Bank Corp.	1,134,714	209,196
	Regions Financial Corp.	9,733,927	180,856
	KeyCorp	9,024,224	176,424
	Citizens Financial Group Inc.	4,089,385	171,672
	Willis Towers Watson plc	1,107,893	168,610
	Hartford Financial Services Group Inc.	2,993,832	154,242
	Principal Financial Group Inc.	2,430,539	148,044
	Huntington Bancshares Inc.	9,250,493	139,683
	Comerica Inc.	1,450,163	139,114
	Lincoln National Corp.	1,831,525	133,811
	XL Group Ltd.	2,148,796	118,743
	Host Hotels & Resorts Inc.	6,203,019	115,624
	Invesco Ltd.	3,416,612	109,366
	Annaly Capital Management Inc.	9,733,621	101,522
	Ally Financial Inc.	3,649,455	99,083
	Raymond James Financial Inc.	1,100,004	98,351
	Cincinnati Financial Corp.	1,308,386	97,161
*	Arch Capital Group Ltd.	1,089,806	93,277
	HCP Inc.	3,940,905	91,547
	Affiliated Managers Group Inc.	466,621	88,462
	Unum Group	1,857,412	88,431
	Everest Re Group Ltd.	342,816	88,042
	Zions Bancorporation	1,658,242	87,439

FNF Group	2,176,070	87,086
Nasdaq Inc.	976,912	84,229
Reinsurance Group of America Inc. Class A	541,094	83,329
UDR Inc.	2,251,482	80,198
Duke Realty Corp.	2,997,418	79,372
Torchmark Corp.	920,848	77,508
* Liberty Broadband Corp.	896,779	76,845
Voya Financial Inc.	1,509,133	76,211
Alleghany Corp.	122,777	75,439
Western Union Co.	3,856,463	74,160
Jones Lang LaSalle Inc.	380,481	66,447
Macerich Co.	1,184,010	66,328
Camden Property Trust	777,526	65,452
* Athene Holding Ltd. Class A	1,305,085	62,396
AGNC Investment Corp.	3,281,267	62,082
Loews Corp.	1,173,766	58,371
Lazard Ltd. Class A	1,088,170	57,194
VEREIT Inc.	8,169,279	56,858
WR Berkley Corp.	764,240	55,560
People's United Financial Inc.	2,903,539	54,180
CIT Group Inc.	1,047,496	53,946
New York Community Bancorp Inc.	3,891,457	50,706
Kimco Realty Corp.	3,397,743	48,928
* Brighthouse Financial Inc.	803,483	41,299
Brixmor Property Group Inc.	1,277,558	19,483
* Liberty Broadband Corp. Class A	209,486	17,764
* Markel Corp.	5	6
Axis Capital Holdings Ltd.	24	1
Assurant Inc.	13	1
		4,530,079
Health Care (4.2%)
* Laboratory Corp. of America Holdings	854,236	138,173
Quest Diagnostics Inc.	1,143,903	114,733
Perrigo Co. plc	1,064,119	88,684
* Hologic Inc.	2,321,454	86,729
* Henry Schein Inc.	1,290,282	86,720
Universal Health Services Inc. Class B	698,908	82,758
* DaVita Inc.	1,148,971	75,763
Dentsply Sirona Inc.	964,694	48,534
		722,094
Industrials (11.2%)
WestRock Co.	2,140,937	137,384
L3 Technologies Inc.	656,450	136,542
Dover Corp.	1,295,945	127,288
WW Grainger Inc.	449,081	126,762
Ball Corp.	2,937,861	116,663
Textron Inc.	1,977,296	116,601
Huntington Ingalls Industries Inc.	375,938	96,902
Pentair plc	1,371,901	93,468
Arconic Inc.	3,636,713	83,790
Owens Corning	938,283	75,438
Jacobs Engineering Group Inc.	1,189,652	70,368
Fluor Corp.	1,174,943	67,230
ManpowerGroup Inc.	555,687	63,960
* First Data Corp. Class A	3,847,268	61,556
* United Rentals Inc.	354,527	61,237

	Sealed Air Corp.	1,403,538	60,057
	Xerox Corp.	2,031,531	58,468
	Xylem Inc.	753,016	57,922
*	Crown Holdings Inc.	1,125,959	57,142
*	Arrow Electronics Inc.	735,490	56,647
	Hubbell Inc. Class B	459,733	55,986
	CH Robinson Worldwide Inc.	584,498	54,773
	Allison Transmission Holdings Inc.	1,115,804	43,583
	FLIR Systems Inc.	580,999	29,056
	Flowserve Corp.	546,413	23,676
*	Stericycle Inc.	357,960	20,951
			1,953,450
Oil & Gas (7.3%)
	ONEOK Inc.	3,420,998	194,723
	Devon Energy Corp.	4,415,252	140,361
	Hess Corp.	2,511,871	127,151
	Noble Energy Inc.	4,086,367	123,817
	Andeavor	1,225,962	123,283
	National Oilwell Varco Inc.	3,190,480	117,441
	Marathon Oil Corp.	7,131,616	115,033
	Baker Hughes a GE Co.	3,593,833	99,801
	Apache Corp.	1,600,167	61,574
	OGE Energy Corp.	1,674,643	54,878
*	Continental Resources Inc.	786,594	46,370
	HollyFrontier Corp.	743,647	36,335
	Helmerich & Payne Inc.	433,638	28,863
			1,269,630
Other (0.0%)2
*,3 Safeway Inc. CVR (PDC) Exp. 01/30/2019		1,233	—

Technology (9.3%)
	Western Digital Corp.	2,497,051	230,403
	Motorola Solutions Inc.	1,353,574	142,531
	Maxim Integrated Products Inc.	2,359,750	142,104
	NetApp Inc.	2,248,251	138,695
	Symantec Corp.	5,215,579	134,823
	Seagate Technology plc	2,151,282	125,893
*	Dell Technologies Inc. Class V	1,704,742	124,804
*	Synopsys Inc.	1,250,228	104,069
	CA Inc.	2,624,912	88,985
	Xilinx Inc.	1,069,708	77,276
	Juniper Networks Inc.	3,147,800	76,586
	KLA-Tencor Corp.	657,512	71,675
	Marvell Technology Group Ltd.	3,330,256	69,935
	Garmin Ltd.	867,912	51,146
*,^ Advanced Micro Devices Inc.		3,843,186	38,624
*	Dropbox Inc. Class A	138,813	4,338
			1,621,887
Telecommunications (0.8%)
	CenturyLink Inc.	8,073,660	132,650

Utilities (8.8%)
	WEC Energy Group Inc.	2,648,588	166,066
	DTE Energy Co.	1,505,505	157,175
	Eversource Energy	2,659,299	156,686
	FirstEnergy Corp.	3,991,425	135,748

	American Water Works Co. Inc.			1,498,542	123,075
	Entergy Corp.			1,512,803	119,179
	Ameren Corp.			2,036,447	115,324
	CMS Energy Corp.			2,370,543	107,362
	CenterPoint Energy Inc.			3,618,306	99,142
	Alliant Energy Corp.			1,941,312	79,322
	Pinnacle West Capital Corp.			938,206	74,869
	NiSource Inc.			2,829,375	67,650
	AES Corp.			5,547,072	63,070
	SCANA Corp.			1,195,922	44,907
	Avangrid Inc.			519,067	26,535
					1,536,110
Total Common Stocks (Cost $14,287,080)					17,378,486
		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
4,5 Vanguard Market Liquidity Fund		1.775%		247,280	24,728

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.398%	5/3/18	100	100
6	United States Treasury Bill	1.446%	5/31/18	1,675	1,670
6	United States Treasury Bill	1.890%	8/9/18	500	497
					2,267
Total Temporary Cash Investments (Cost $26,993)					26,995
Total Investments (99.9%) (Cost $14,314,073)					17,405,481
Other Assets and Liabilities-Net (0.1%)[5]					11,503
Net Assets (100%)					17,416,984

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,558,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $11,853,000 of collateral received for securities on loan.
6 Securities with a value of $1,820,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	115	21,656	(489)
E-mini S&P 500 Index	June 2018	110	14,537	(702)
				(1,191)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,378,486	—	—
Temporary Cash Investments	24,728	2,267	—
Futures Contracts—Assets[1]	678	—	—
Total	17,403,892	2,267	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $14,314,073,000. Net unrealized appreciation of investment securities for tax purposes was $3,091,408,000, consisting of unrealized gains of $3,583,915,000 on securities that had risen in value since their purchase and $492,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Basic Materials (4.4%)
	Steel Dynamics Inc.	5,382,972	238,035
	Chemours Co.	4,365,467	212,642
	RPM International Inc.	3,195,996	152,353
	United States Steel Corp.	4,206,601	148,030
	Huntsman Corp.	4,883,723	142,849
	Royal Gold Inc.	1,564,895	134,378
	Olin Corp.	3,995,766	121,431
	Ashland Global Holdings Inc.	1,490,001	103,987
*	Alcoa Corp.	2,211,996	99,451
	WR Grace & Co.	1,623,314	99,395
	Versum Materials Inc.	2,603,790	97,981
	NewMarket Corp.	225,464	90,564
	PolyOne Corp.	1,934,491	82,255
	Scotts Miracle-Gro Co.	954,471	81,846
*	Univar Inc.	2,700,716	74,945
	Cabot Corp.	1,332,553	74,250
*	Ingevity Corp.	1,007,318	74,229
	Peabody Energy Corp.	2,032,431	74,184
	Sensient Technologies Corp.	1,040,720	73,454
	KapStone Paper and Packaging Corp.	2,089,906	71,705
*	Allegheny Technologies Inc.	3,011,526	71,313
	Domtar Corp.	1,499,761	63,800
	Balchem Corp.	765,466	62,577
	HB Fuller Co.	1,208,410	60,094
	Minerals Technologies Inc.	847,824	56,762
	Commercial Metals Co.	2,656,258	54,347
*	Platform Specialty Products Corp.	5,161,678	49,707
*	Cleveland-Cliffs Inc.	7,129,810	49,552
	Carpenter Technology Corp.	1,122,666	49,532
	US Silica Holdings Inc.	1,924,214	49,106
	Compass Minerals International Inc.	809,295	48,800
*	GCP Applied Technologies Inc.	1,630,855	47,376
*	Ferro Corp.	2,005,067	46,558
	Arch Coal Inc. Class A	499,234	45,870
	Quaker Chemical Corp.	301,949	44,728
	Worthington Industries Inc.	1,031,525	44,273
*	Cambrex Corp.	785,502	41,082
	Stepan Co.	484,807	40,326
	Innospec Inc.	582,379	39,951
	Kaiser Aluminum Corp.	381,089	38,452
	Tronox Ltd. Class A	2,068,173	38,137
*	Kraton Corp.	758,328	36,180
*	Coeur Mining Inc.	4,433,913	35,471
	Hecla Mining Co.	9,548,893	35,044
*,^ AK Steel Holding Corp.		7,540,028	34,156
	A Schulman Inc.	634,694	27,292
	Rayonier Advanced Materials Inc.	1,236,270	26,543
	PH Glatfelter Co.	1,042,180	21,396
*	Koppers Holdings Inc.	496,890	20,422

	Warrior Met Coal Inc.	700,603	19,624
*	Century Aluminum Co.	1,148,157	18,990
	Innophos Holdings Inc.	466,120	18,743
*	CONSOL Energy Inc.	603,222	17,475
*,^ Fairmount Santrol Holdings Inc.		3,746,439	15,922
*	Clearwater Paper Corp.	392,830	15,360
	Tredegar Corp.	749,461	13,453
	American Vanguard Corp.	639,944	12,927
	Kronos Worldwide Inc.	553,888	12,518
*	Resolute Forest Products Inc.	1,394,649	11,576
	Haynes International Inc.	299,044	11,097
*	PQ Group Holdings Inc.	644,997	9,011
*	SunCoke Energy Inc.	772,041	8,307
	FutureFuel Corp.	626,255	7,509
			3,719,323
Consumer Goods (6.7%)
*	US Foods Holding Corp.	5,134,657	168,263
*	Middleby Corp.	1,337,298	165,544
	Pinnacle Foods Inc.	2,849,099	154,136
	Gentex Corp.	6,563,443	151,090
	Toll Brothers Inc.	3,306,561	143,009
*	Herbalife Ltd.	1,464,630	142,758
	Leggett & Platt Inc.	3,163,239	140,321
	Thor Industries Inc.	1,197,227	137,885
	Pool Corp.	912,846	133,476
	Brunswick Corp.	2,094,100	124,369
*	Skechers U.S.A. Inc. Class A	3,042,304	118,315
	Carter's Inc.	1,131,961	117,837
*	Post Holdings Inc.	1,491,640	113,007
	Ingredion Inc.	865,032	111,520
	Valvoline Inc.	4,783,863	105,867
	Delphi Technologies plc	2,118,157	100,930
	Flowers Foods Inc.	4,282,868	93,624
	Dana Inc.	3,468,883	89,358
	Nu Skin Enterprises Inc. Class A	1,198,877	88,369
*,^ Wayfair Inc.		1,303,730	88,041
	Energizer Holdings Inc.	1,427,812	85,069
*	Blue Buffalo Pet Products Inc.	2,100,755	83,631
*	Visteon Corp.	739,263	81,496
	Goodyear Tire & Rubber Co.	2,877,634	76,488
*	Hain Celestial Group Inc.	2,364,303	75,823
*	Zynga Inc. Class A	18,793,774	68,785
*	Deckers Outdoor Corp.	760,604	68,477
*	Darling Ingredients Inc.	3,937,985	68,127
	Tenneco Inc.	1,234,507	67,737
*	Welbilt Inc.	3,340,617	64,975
*	Edgewell Personal Care Co.	1,291,996	63,075
	Wolverine World Wide Inc.	2,177,527	62,931
*	Taylor Morrison Home Corp. Class A	2,664,055	62,019
*	TRI Pointe Group Inc.	3,621,146	59,495
	KB Home	2,077,854	59,115
	LCI Industries	566,798	59,032
	Sanderson Farms Inc.	492,382	58,603
	Columbia Sportswear Co.	752,816	57,538
^	Spectrum Brands Holdings Inc.	554,373	57,489
	Lancaster Colony Corp.	459,703	56,608
*	Helen of Troy Ltd.	644,819	56,099

	Steven Madden Ltd.	1,275,105	55,977
^	Mattel Inc.	4,108,094	54,021
*	Cooper-Standard Holdings Inc.	428,784	52,659
*	TreeHouse Foods Inc.	1,353,466	51,797
	Tupperware Brands Corp.	1,035,424	50,094
*	Tempur Sealy International Inc.	1,103,785	49,990
	Vector Group Ltd.	2,421,838	49,381
	J&J Snack Foods Corp.	357,092	48,765
	Herman Miller Inc.	1,430,818	45,715
*	Dorman Products Inc.	645,380	42,731
	WD-40 Co.	316,042	41,623
*	Meritage Homes Corp.	917,964	41,538
*,^ iRobot Corp.		634,730	40,743
*	American Axle & Manufacturing Holdings Inc.	2,663,741	40,542
*	Boston Beer Co. Inc. Class A	200,656	37,934
^	B&G Foods Inc.	1,589,586	37,673
*	G-III Apparel Group Ltd.	997,401	37,582
	HNI Corp.	1,038,549	37,481
	Interface Inc. Class A	1,440,375	36,297
	Cooper Tire & Rubber Co.	1,215,090	35,602
*	Central Garden & Pet Co. Class A	873,296	34,591
	La-Z-Boy Inc.	1,123,075	33,636
*	Hostess Brands Inc. Class A	2,266,760	33,525
*	Sleep Number Corp.	927,324	32,595
	ACCO Brands Corp.	2,549,128	31,992
	Fresh Del Monte Produce Inc.	699,973	31,667
	MDC Holdings Inc.	1,077,020	30,070
*	Avon Products Inc.	10,571,246	30,022
	Seaboard Corp.	7,014	29,915
*,^ Cal-Maine Foods Inc.		679,599	29,699
*	Gentherm Inc.	873,894	29,669
	Universal Corp.	598,055	29,006
	Schweitzer-Mauduit International Inc.	734,151	28,742
	Oxford Industries Inc.	383,450	28,590
*	Crocs Inc.	1,587,280	25,793
	National Beverage Corp.	278,203	24,766
*	USANA Health Sciences Inc.	285,638	24,536
*	Modine Manufacturing Co.	1,146,081	24,240
	Steelcase Inc. Class A	1,740,586	23,672
*,^ Fitbit Inc. Class A		4,440,007	22,644
	Knoll Inc.	1,121,506	22,643
*	Vista Outdoor Inc.	1,369,471	22,350
	Briggs & Stratton Corp.	973,693	20,847
	Andersons Inc.	610,631	20,212
	Inter Parfums Inc.	408,026	19,238
	Coca-Cola Bottling Co. Consolidated	110,694	19,114
	Dean Foods Co.	2,188,676	18,866
	Phibro Animal Health Corp. Class A	467,020	18,541
	Acushnet Holdings Corp.	800,695	18,488
	Movado Group Inc.	369,156	14,176
	Ethan Allen Interiors Inc.	589,145	13,521
*,^ Fossil Group Inc.		1,043,214	13,249
*,^ GoPro Inc. Class A		2,645,612	12,673
	National Presto Industries Inc.	125,869	11,800
*	Central Garden & Pet Co.	252,048	10,838
*,^ elf Beauty Inc.		550,890	10,671
^	Tootsie Roll Industries Inc.	325,304	9,580

	Titan International Inc.	605,843	7,640
	Superior Industries International Inc.	567,622	7,549
*,^ Revlon Inc. Class A		186,837	3,849
*	Take-Two Interactive Software Inc.	72	7
			5,643,698
Consumer Services (12.0%)
*	Copart Inc.	4,980,087	253,636
*	Burlington Stores Inc.	1,632,446	217,360
	Vail Resorts Inc.	966,424	214,256
*	GrubHub Inc.	1,977,160	200,622
	KAR Auction Services Inc.	3,215,132	174,260
*	ServiceMaster Global Holdings Inc.	3,230,127	164,252
*	Caesars Entertainment Corp.	14,314,664	161,040
	Service Corp. International	4,204,335	158,672
*	JetBlue Airways Corp.	7,696,612	156,395
*	Liberty Media Corp-Liberty Formula One Class C	4,760,208	146,852
*	Bright Horizons Family Solutions Inc.	1,382,687	137,882
*	Live Nation Entertainment Inc.	3,214,721	135,468
	Foot Locker Inc.	2,898,775	132,010
	Dunkin' Brands Group Inc.	2,159,831	128,920
	H&R Block Inc.	5,000,064	127,052
*	Grand Canyon Education Inc.	1,155,238	121,208
	Domino's Pizza Inc.	514,361	120,134
	Rollins Inc.	2,347,652	119,801
	Six Flags Entertainment Corp.	1,720,510	107,119
	Sabre Corp.	4,932,716	105,807
	Chemed Corp.	382,202	104,288
	Dun & Bradstreet Corp.	886,132	103,677
*	Madison Square Garden Co. Class A	409,350	100,618
	Casey's General Stores Inc.	898,930	98,676
*	Five Below Inc.	1,320,897	96,875
	Williams-Sonoma Inc.	1,811,754	95,588
*	Hilton Grand Vacations Inc.	2,200,248	94,655
	Cinemark Holdings Inc.	2,506,339	94,414
^	Cracker Barrel Old Country Store Inc.	574,977	91,536
	Extended Stay America Inc.	4,604,256	91,026
	Texas Roadhouse Inc. Class A	1,532,560	88,551
	Dolby Laboratories Inc. Class A	1,381,127	87,784
*	Beacon Roofing Supply Inc.	1,628,331	86,416
	Cable One Inc.	116,591	80,111
*	Stamps.com Inc.	397,089	79,835
	Aaron's Inc.	1,695,002	78,987
*	Yelp Inc. Class A	1,886,478	78,760
	ILG Inc.	2,520,574	78,415
*	Avis Budget Group Inc.	1,655,811	77,558
*	Planet Fitness Inc. Class A	2,050,438	77,445
	Tribune Media Co. Class A	1,880,027	76,160
	American Eagle Outfitters Inc.	3,819,628	76,125
	Wendy's Co.	4,318,926	75,797
	New York Times Co. Class A	3,091,680	74,509
*	SiteOne Landscape Supply Inc.	955,371	73,602
*	Etsy Inc.	2,618,550	73,476
	AMERCO	211,089	72,847
*	Ollie's Bargain Outlet Holdings Inc.	1,181,626	71,252
*	Sprouts Farmers Market Inc.	3,032,663	71,177
*	Performance Food Group Co.	2,365,298	70,604
	John Wiley & Sons Inc. Class A	1,085,463	69,144

	Nexstar Media Group Inc. Class A	1,036,911	68,955
	Bed Bath & Beyond Inc.	3,234,122	67,884
	Marriott Vacations Worldwide Corp.	507,598	67,612
*	AutoNation Inc.	1,430,248	66,907
	Dick's Sporting Goods Inc.	1,880,228	65,902
*	Adtalem Global Education Inc.	1,372,057	65,241
	Choice Hotels International Inc.	813,150	65,174
	SkyWest Inc.	1,178,054	64,086
*	Shutterfly Inc.	778,849	63,281
	Churchill Downs Inc.	259,165	63,249
	Graham Holdings Co. Class B	103,821	62,526
*	AMC Networks Inc. Class A	1,206,163	62,359
	Hillenbrand Inc.	1,356,450	62,261
*	Urban Outfitters Inc.	1,684,244	62,250
*	Spirit Airlines Inc.	1,630,409	61,597
	Jack in the Box Inc.	707,452	60,367
	Boyd Gaming Corp.	1,885,717	60,079
	TEGNA Inc.	5,152,822	58,691
	Lions Gate Entertainment Corp. Class B	2,421,244	58,304
	Lithia Motors Inc. Class A	573,640	57,662
	Sinclair Broadcast Group Inc. Class A	1,822,998	57,060
	Children's Place Inc.	416,313	56,306
*	Murphy USA Inc.	771,486	56,164
	Signet Jewelers Ltd.	1,448,329	55,790
*	Sotheby's	1,068,575	54,829
*	Scientific Games Corp.	1,285,369	53,471
	Allegiant Travel Co. Class A	307,568	53,071
*	TripAdvisor Inc.	1,282,661	52,448
*	United Natural Foods Inc.	1,207,633	51,856
	PriceSmart Inc.	618,697	51,692
*	Penn National Gaming Inc.	1,960,272	51,477
*	Michaels Cos. Inc.	2,601,048	51,267
*	Liberty Expedia Holdings Inc. Class A	1,302,466	51,161
	Meredith Corp.	948,160	51,011
*	Sally Beauty Holdings Inc.	2,998,986	49,333
	Red Rock Resorts Inc. Class A	1,642,694	48,098
	Bloomin' Brands Inc.	1,965,520	47,723
	Cheesecake Factory Inc.	986,192	47,554
*	Cars.com Inc.	1,631,593	46,223
*	Eldorado Resorts Inc.	1,377,471	45,457
	Hawaiian Holdings Inc.	1,165,496	45,105
*	Weight Watchers International Inc.	694,261	44,238
	Big Lots Inc.	1,007,374	43,851
*	Groupon Inc. Class A	10,073,185	43,718
*,^ RH		458,739	43,709
*,^ Rite Aid Corp.		25,546,674	42,918
*	Acxiom Corp.	1,804,227	40,974
*	Dave & Buster's Entertainment Inc.	975,158	40,703
	Brinker International Inc.	1,110,927	40,104
	Monro Inc.	747,072	40,043
	Abercrombie & Fitch Co.	1,628,078	39,416
*	Pinnacle Entertainment Inc.	1,305,357	39,357
	Morningstar Inc.	406,516	38,830
*	Herc Holdings Inc.	575,056	37,350
*	La Quinta Holdings Inc.	1,966,257	37,182
	Matthews International Corp. Class A	733,891	37,135
	DSW Inc. Class A	1,646,320	36,976

	Penske Automotive Group Inc.	820,209	36,360
^	Lions Gate Entertainment Corp. Class A	1,316,330	34,001
*	Asbury Automotive Group Inc.	499,406	33,710
	Papa John's International Inc.	587,452	33,661
	World Wrestling Entertainment Inc. Class A	917,635	33,044
	Wingstop Inc.	697,466	32,941
*	Rush Enterprises Inc. Class A	764,430	32,481
*	MSG Networks Inc.	1,402,902	31,706
*,^ Trade Desk Inc. Class A		635,734	31,545
	Caleres Inc.	927,556	31,166
	Group 1 Automotive Inc.	475,045	31,039
	GameStop Corp. Class A	2,420,888	30,552
	Tailored Brands Inc.	1,176,441	29,482
	Entercom Communications Corp. Class A	2,971,194	28,672
	Guess? Inc.	1,375,137	28,520
*,^ Pandora Media Inc.		5,648,245	28,411
	Chico's FAS Inc.	3,051,297	27,584
	Dine Brands Global Inc.	410,012	26,889
	Strayer Education Inc.	265,274	26,806
	Gannett Co. Inc.	2,670,343	26,650
	Office Depot Inc.	12,340,692	26,532
*	Quotient Technology Inc.	1,897,930	24,863
*	Diplomat Pharmacy Inc.	1,224,982	24,683
	International Speedway Corp. Class A	555,730	24,508
	Capella Education Co.	279,176	24,386
*	Chegg Inc.	1,178,719	24,352
*	Hertz Global Holdings Inc.	1,201,237	23,845
^	Dillard's Inc. Class A	292,290	23,483
	Scholastic Corp.	595,995	23,148
	Core-Mark Holding Co. Inc.	1,048,443	22,290
	Sonic Corp.	876,406	22,112
*	Belmond Ltd. Class A	1,955,290	21,801
*,^ Party City Holdco Inc.		1,394,445	21,753
*,^ JC Penney Co. Inc.		7,071,765	21,357
	BJ's Restaurants Inc.	468,007	21,014
	New Media Investment Group Inc.	1,206,718	20,683
*	National Vision Holdings Inc.	628,488	20,306
*,^ ANGI Homeservices Inc. Class A		1,421,971	19,310
*,^ SeaWorld Entertainment Inc.		1,295,526	19,213
*	Liberty Media Corp-Liberty Formula One Class A	644,233	18,870
*	Liberty TripAdvisor Holdings Inc. Class A	1,722,103	18,513
*	Genesco Inc.	451,694	18,339
*,^ Shake Shack Inc. Class A		440,042	18,319
^	AMC Entertainment Holdings Inc. Class A	1,270,965	17,857
*	Houghton Mifflin Harcourt Co.	2,504,958	17,409
*	Laureate Education Inc. Class A	1,243,027	17,092
*	Lumber Liquidators Holdings Inc.	679,939	16,264
	EW Scripps Co. Class A	1,337,487	16,036
*	TrueCar Inc.	1,684,320	15,934
^	Buckle Inc.	698,169	15,464
	SUPERVALU Inc.	916,431	13,957
*	Express Inc.	1,881,303	13,470
*,^ Roku Inc.		433,113	13,470
*	K12 Inc.	938,424	13,307
*	Regis Corp.	835,513	12,641
	Emerald Expositions Events Inc.	611,200	11,906
	Finish Line Inc. Class A	864,948	11,711

*	Biglari Holdings Inc.	27,765	11,339
*	Zumiez Inc.	451,049	10,780
*,^ Cargurus Inc.		278,531	10,715
	Sonic Automotive Inc. Class A	557,453	10,564
*	Fiesta Restaurant Group Inc.	516,154	9,549
	National CineMedia Inc.	1,779,383	9,235
	Weis Markets Inc.	223,442	9,157
*	Ascena Retail Group Inc.	4,446,990	8,938
^	Rent-A-Center Inc.	1,016,029	8,768
*	American Public Education Inc.	183,794	7,903
*	Rush Enterprises Inc. Class B	154,346	6,232
*	Bojangles' Inc.	396,733	5,495
*	Hibbett Sports Inc.	226,634	5,428
*,^ Lands' End Inc.		228,642	5,339
	Speedway Motorsports Inc.	296,446	5,283
*	El Pollo Loco Holdings Inc.	504,469	4,792
*,^ Stitch Fix Inc. Class A		218,315	4,427
	Clear Channel Outdoor Holdings Inc. Class A	893,516	4,378
	Cato Corp. Class A	261,045	3,848
*	Smart & Final Stores Inc.	601,475	3,338
	Pier 1 Imports Inc.	932,318	3,002
*,^ GNC Holdings Inc. Class A		777,342	3,001
	Barnes & Noble Inc.	601,501	2,977
	Tile Shop Holdings Inc.	461,257	2,768
*,^ Blue Apron Holdings Inc. Class A		632,944	1,266
*,^ Sears Holdings Corp.		387,729	1,035
*	Clean Energy Fuels Corp.	660	1
*	Habit Restaurants Inc. Class A	92	1
			10,145,618
Financials (24.8%)
	East West Bancorp Inc.	3,456,816	216,189
	American Financial Group Inc.	1,688,622	189,497
	MarketAxess Holdings Inc.	854,877	185,884
*	Signature Bank	1,240,768	176,127
	Kilroy Realty Corp.	2,360,745	167,518
	Equity LifeStyle Properties Inc.	1,906,627	167,345
	Sun Communities Inc.	1,811,198	165,489
	WP Carey Inc.	2,553,434	158,287
	Apartment Investment & Management Co.	3,757,158	153,104
	PacWest Bancorp	3,083,502	152,726
	Eaton Vance Corp.	2,685,268	149,489
	First American Financial Corp.	2,522,590	148,026
	First Horizon National Corp.	7,803,954	146,948
	Gaming and Leisure Properties Inc.	4,365,695	146,120
	Cullen/Frost Bankers Inc.	1,370,412	145,360
	National Retail Properties Inc.	3,674,898	144,276
	Brown & Brown Inc.	5,614,570	142,835
	Janus Henderson Group plc	4,312,680	142,707
	Douglas Emmett Inc.	3,855,297	141,721
	Bank of the Ozarks	2,912,682	140,595
	Liberty Property Trust	3,527,767	140,158
	Commerce Bancshares Inc.	2,296,002	137,553
*	Zillow Group Inc.	2,555,431	137,482
	Synovus Financial Corp.	2,700,345	134,855
	RenaissanceRe Holdings Ltd.	957,448	132,616
	New Residential Investment Corp.	8,036,389	132,199
*	Western Alliance Bancorp	2,272,169	132,036

	Healthcare Trust of America Inc. Class A	4,907,973	129,816
	Old Republic International Corp.	6,001,904	128,741
*	Howard Hughes Corp.	923,640	128,506
^	Omega Healthcare Investors Inc.	4,747,920	128,384
	Lamar Advertising Co. Class A	2,009,237	127,908
	DCT Industrial Trust Inc.	2,243,929	126,423
	American Campus Communities Inc.	3,265,640	126,119
	LPL Financial Holdings Inc.	2,044,887	124,881
	Starwood Property Trust Inc.	5,931,963	124,275
	CubeSmart	4,358,110	122,899
	Webster Financial Corp.	2,204,504	122,130
	Hudson Pacific Properties Inc.	3,747,693	121,912
	Validus Holdings Ltd.	1,801,828	121,533
	Hanover Insurance Group Inc.	1,017,212	119,919
	CyrusOne Inc.	2,301,424	117,856
	Park Hotels & Resorts Inc.	4,331,092	117,026
	American Homes 4 Rent Class A	5,813,420	116,733
	Forest City Realty Trust Inc. Class A	5,740,471	116,302
*	GCI Liberty Inc. Class A	2,195,830	116,072
	Wintrust Financial Corp.	1,339,691	115,280
*	MGIC Investment Corp.	8,861,964	115,206
	Sterling Bancorp	5,104,246	115,101
	Assurant Inc.	1,256,441	114,851
	Prosperity Bancshares Inc.	1,578,363	114,636
	Pinnacle Financial Partners Inc.	1,768,814	113,558
	Medical Properties Trust Inc.	8,705,680	113,174
	Umpqua Holdings Corp.	5,269,379	112,817
	Interactive Brokers Group Inc.	1,625,112	109,273
	Axis Capital Holdings Ltd.	1,889,384	108,772
	Rayonier Inc.	3,084,309	108,506
	Highwoods Properties Inc.	2,472,116	108,328
*,^ Credit Acceptance Corp.		323,551	106,904
*	Texas Capital Bancshares Inc.	1,187,529	106,759
	Hancock Holding Co.	2,038,516	105,391
	FNB Corp.	7,738,278	104,080
	STORE Capital Corp.	4,174,078	103,601
	Associated Banc-Corp	4,121,347	102,415
	Primerica Inc.	1,058,238	102,226
	BankUnited Inc.	2,555,172	102,156
	Popular Inc.	2,441,589	101,619
	IBERIABANK Corp.	1,288,908	100,535
	Radian Group Inc.	5,162,949	98,303
	EPR Properties	1,764,545	97,756
	Assured Guaranty Ltd.	2,669,140	96,623
	Hospitality Properties Trust	3,740,071	94,773
	Valley National Bancorp	7,486,344	93,280
	Chemical Financial Corp.	1,703,562	93,151
	Life Storage Inc.	1,114,210	93,059
	Stifel Financial Corp.	1,555,162	92,112
	Apple Hospitality REIT Inc.	5,230,795	91,905
*	Essent Group Ltd.	2,112,238	89,897
	Senior Housing Properties Trust	5,689,622	89,099
	Realogy Holdings Corp.	3,260,592	88,949
	Cousins Properties Inc.	10,052,186	87,253
*	Equity Commonwealth	2,828,343	86,745
	CNO Financial Group Inc.	3,993,256	86,534
	FirstCash Inc.	1,057,416	85,915

JBG SMITH Properties	2,540,001	85,623
Home BancShares Inc.	3,742,656	85,370
Selective Insurance Group Inc.	1,404,532	85,255
Investors Bancorp Inc.	6,228,843	84,961
Bank of Hawaii Corp.	1,016,768	84,493
TCF Financial Corp.	3,698,070	84,353
United Bankshares Inc.	2,390,153	84,253
First Industrial Realty Trust Inc.	2,867,864	83,828
Gramercy Property Trust	3,847,444	83,605
Spirit Realty Capital Inc.	10,749,207	83,414
Healthcare Realty Trust Inc.	2,995,411	83,003
Navient Corp.	6,295,910	82,602
CoreSite Realty Corp.	819,968	82,210
Legg Mason Inc.	2,021,733	82,183
Sunstone Hotel Investors Inc.	5,393,779	82,093
Weingarten Realty Investors	2,916,045	81,883
RLJ Lodging Trust	4,185,599	81,368
Ryman Hospitality Properties Inc.	1,041,176	80,639
Colony NorthStar Inc. Class A	14,023,776	78,814
LaSalle Hotel Properties	2,712,204	78,681
BGC Partners Inc. Class A	5,848,622	78,664
Taubman Centers Inc.	1,381,156	78,602
UMB Financial Corp.	1,077,185	77,977
MB Financial Inc.	1,906,757	77,186
^ Blackstone Mortgage Trust Inc. Class A	2,455,294	77,145
Sabra Health Care REIT Inc.	4,270,037	75,366
South State Corp.	879,373	75,010
* HealthEquity Inc.	1,232,989	74,645
Fulton Financial Corp.	4,188,029	74,337
Chimera Investment Corp.	4,269,190	74,327
PotlatchDeltic Corp.	1,423,771	74,107
Cathay General Bancorp	1,838,349	73,497
BancorpSouth Bank	2,306,248	73,339
Columbia Banking System Inc.	1,746,078	73,248
Glacier Bancorp Inc.	1,907,707	73,218
Federated Investors Inc. Class B	2,174,660	72,634
* Zillow Group Inc. Class A	1,331,474	71,900
MFA Financial Inc.	9,533,198	71,785
Erie Indemnity Co. Class A	607,992	71,524
Washington Federal Inc.	2,059,282	71,251
First Financial Bankshares Inc.	1,534,953	71,068
* Green Dot Corp. Class A	1,100,706	70,621
* SLM Corp.	6,298,177	70,603
White Mountains Insurance Group Ltd.	85,280	70,144
Paramount Group Inc.	4,889,577	69,628
Brandywine Realty Trust	4,271,102	67,825
Physicians Realty Trust	4,294,052	66,858
EastGroup Properties Inc.	789,568	65,266
Community Bank System Inc.	1,212,727	64,954
^ Uniti Group Inc.	3,990,062	64,838
Evercore Inc. Class A	740,146	64,541
Two Harbors Investment Corp.	4,166,811	64,044
Aspen Insurance Holdings Ltd.	1,423,070	63,825
Empire State Realty Trust Inc.	3,796,972	63,751
National Health Investors Inc.	944,317	63,543
RLI Corp.	1,001,206	63,466
Corporate Office Properties Trust	2,425,376	62,647

	Outfront Media Inc.	3,322,176	62,258
	ProAssurance Corp.	1,278,458	62,069
	Old National Bancorp	3,636,248	61,453
	Retail Properties of America Inc.	5,244,823	61,155
*	Blackhawk Network Holdings Inc.	1,361,051	60,839
	GEO Group Inc.	2,970,490	60,806
	First Midwest Bancorp Inc.	2,455,587	60,383
	First Citizens BancShares Inc. Class A	144,810	59,841
	American Equity Investment Life Holding Co.	2,030,409	59,613
	Education Realty Trust Inc.	1,814,761	59,433
	Columbia Property Trust Inc.	2,866,193	58,642
	First Financial Bancorp	1,997,275	58,620
	United Community Banks Inc.	1,801,960	57,032
	Piedmont Office Realty Trust Inc. Class A	3,241,016	57,009
	Pebblebrook Hotel Trust	1,652,687	56,770
	Great Western Bancorp Inc.	1,408,893	56,736
	CVB Financial Corp.	2,502,113	56,648
*,^ LendingTree Inc.		171,666	56,332
	Simmons First National Corp. Class A	1,979,661	56,321
	Hope Bancorp Inc.	3,079,780	56,021
	STAG Industrial Inc.	2,328,424	55,696
	Brixmor Property Group Inc.	3,649,348	55,653
	CoreCivic Inc.	2,833,347	55,307
*,^ BofI Holding Inc.		1,346,388	54,569
	Rexford Industrial Realty Inc.	1,878,859	54,092
	BOK Financial Corp.	546,427	54,091
	Kennedy-Wilson Holdings Inc.	3,081,104	53,611
*	OneMain Holdings Inc.	1,790,314	53,602
	Financial Engines Inc.	1,511,182	52,891
	Kemper Corp.	923,014	52,612
	International Bancshares Corp.	1,345,159	52,327
	Urban Edge Properties	2,447,826	52,261
	Apollo Commercial Real Estate Finance Inc.	2,897,896	52,104
	DDR Corp.	7,062,219	51,766
*	FCB Financial Holdings Inc. Class A	1,012,128	51,720
	PS Business Parks Inc.	455,518	51,492
	Washington REIT	1,880,105	51,327
	Xenia Hotels & Resorts Inc.	2,551,553	50,317
	DiamondRock Hospitality Co.	4,801,317	50,126
^	Tanger Factory Outlet Centers Inc.	2,261,414	49,751
*	Enstar Group Ltd.	235,964	49,611
	Acadia Realty Trust	2,005,410	49,333
	First Merchants Corp.	1,176,383	49,055
	Moelis & Co. Class A	954,983	48,561
	Trustmark Corp.	1,540,489	48,002
	Renasant Corp.	1,119,668	47,653
*	HRG Group Inc.	2,888,107	47,625
	Retail Opportunity Investments Corp.	2,694,126	47,605
	Independent Bank Corp.	656,496	46,972
	LegacyTexas Financial Group Inc.	1,094,637	46,872
*	Eagle Bancorp Inc.	777,879	46,556
	Ameris Bancorp	870,033	46,025
	Argo Group International Holdings Ltd.	775,977	44,541
	Towne Bank	1,551,611	44,376
	ServisFirst Bancshares Inc.	1,077,153	43,969
	Invesco Mortgage Capital Inc.	2,667,484	43,693
	HFF Inc. Class A	878,874	43,680

* Quality Care Properties Inc.	2,243,724	43,596
Terreno Realty Corp.	1,261,217	43,525
Banner Corp.	784,044	43,507
WesBanco Inc.	1,001,147	42,349
Santander Consumer USA Holdings Inc.	2,585,141	42,138
Horace Mann Educators Corp.	974,017	41,639
Lexington Realty Trust	5,170,340	40,691
Hilltop Holdings Inc.	1,723,123	40,424
Walker & Dunlop Inc.	668,667	39,732
* PRA Group Inc.	1,024,722	38,939
Capitol Federal Financial Inc.	3,143,588	38,823
Artisan Partners Asset Management Inc. Class A	1,164,470	38,777
Virtu Financial Inc. Class A	1,173,546	38,727
First Hawaiian Inc.	1,383,874	38,513
Waddell & Reed Financial Inc. Class A	1,898,998	38,379
Chesapeake Lodging Trust	1,370,217	38,106
Alexander & Baldwin Inc.	1,638,679	37,903
QTS Realty Trust Inc. Class A	1,030,261	37,316
^ Colony Northstar Credit Real Estate Inc. Class A	1,959,289	37,129
Provident Financial Services Inc.	1,432,755	36,664
Northwest Bancshares Inc.	2,211,281	36,619
LTC Properties Inc.	948,807	36,055
NBT Bancorp Inc.	989,188	35,096
Berkshire Hills Bancorp Inc.	920,309	34,926
Westamerica Bancorporation	598,046	34,734
Navigators Group Inc.	600,013	34,591
National General Holdings Corp.	1,403,400	34,117
* FGL Holdings	3,331,347	33,813
* Genworth Financial Inc. Class A	11,939,825	33,790
First Commonwealth Financial Corp.	2,329,025	32,909
Houlihan Lokey Inc. Class A	731,737	32,635
Government Properties Income Trust	2,380,022	32,511
VICI Properties Inc.	1,767,324	32,377
Mack-Cali Realty Corp.	1,936,897	32,366
Park National Corp.	311,102	32,280
S&T Bancorp Inc.	794,862	31,747
AmTrust Financial Services Inc.	2,578,592	31,742
* LendingClub Corp.	8,981,718	31,436
* Third Point Reinsurance Ltd.	2,183,160	30,455
Mercury General Corp.	661,824	30,358
Boston Private Financial Holdings Inc.	2,009,159	30,238
Kite Realty Group Trust	1,985,201	30,235
* Cannae Holdings Inc.	1,600,950	30,194
American Assets Trust Inc.	900,183	30,075
Employers Holdings Inc.	736,132	29,777
* First BanCorp	4,927,148	29,661
Washington Prime Group Inc.	4,440,638	29,619
Infinity Property & Casualty Corp.	249,213	29,507
Select Income REIT	1,495,223	29,127
Ladder Capital Corp. Class A	1,921,468	28,976
Piper Jaffray Cos.	343,866	28,558
Redwood Trust Inc.	1,844,388	28,533
First Interstate BancSystem Inc. Class A	718,198	28,405
Brookline Bancorp Inc.	1,740,806	28,201
Union Bankshares Corp.	763,439	28,026
Global Net Lease Inc.	1,614,790	27,258
State Bank Financial Corp.	886,759	26,612

	Safety Insurance Group Inc.	345,658	26,564
*	Encore Capital Group Inc.	584,907	26,438
	Tompkins Financial Corp.	346,428	26,245
	WisdomTree Investments Inc.	2,793,933	25,620
	NRG Yield Inc.	1,501,709	25,529
	Beneficial Bancorp Inc.	1,629,911	25,345
	PennyMac Mortgage Investment Trust	1,390,647	25,073
	CYS Investments Inc.	3,700,795	24,869
	CareTrust REIT Inc.	1,820,566	24,396
	City Holding Co.	354,776	24,323
	ARMOUR Residential REIT Inc.	1,001,249	23,309
	National Bank Holdings Corp. Class A	689,755	22,934
	United Fire Group Inc.	475,700	22,767
	American National Insurance Co.	192,619	22,529
	Ramco-Gershenson Properties Trust	1,815,156	22,435
	BancFirst Corp.	419,351	22,268
	Kearny Financial Corp.	1,703,375	22,144
^	Seritage Growth Properties Class A	619,424	22,021
*	Pacific Premier Bancorp Inc.	528,154	21,232
*,^ Redfin Corp.		900,791	20,565
	Franklin Street Properties Corp.	2,427,768	20,418
	TPG RE Finance Trust Inc.	1,023,520	20,358
	Cohen & Steers Inc.	499,139	20,295
	Virtus Investment Partners Inc.	163,329	20,220
	TFS Financial Corp.	1,341,657	19,709
	MTGE Investment Corp.	1,093,266	19,569
	Central Pacific Financial Corp.	683,877	19,463
	Americold Realty Trust	1,016,730	19,399
*,^ MBIA Inc.		2,093,867	19,389
	Capstead Mortgage Corp.	2,231,757	19,305
	Cadence BanCorp Class A	700,945	19,087
	Getty Realty Corp.	755,629	19,057
	Alexander's Inc.	48,905	18,644
	InfraREIT Inc.	940,989	18,283
	Universal Health Realty Income Trust	294,486	17,699
*	Flagstar Bancorp Inc.	480,360	17,005
	Summit Hotel Properties Inc.	1,244,867	16,943
	FBL Financial Group Inc. Class A	238,641	16,550
	Nelnet Inc. Class A	314,711	16,494
*	St. Joe Co.	872,034	16,438
	National Western Life Group Inc. Class A	53,555	16,328
	Granite Point Mortgage Trust Inc.	981,901	16,241
	Hersha Hospitality Trust Class A	905,183	16,203
^	CBL & Associates Properties Inc.	3,882,501	16,190
*	iStar Inc.	1,552,221	15,786
	Northfield Bancorp Inc.	992,776	15,497
^	Pennsylvania REIT	1,594,934	15,391
	New Senior Investment Group Inc.	1,860,210	15,216
	Investors Real Estate Trust	2,856,401	14,825
*	Marcus & Millichap Inc.	410,937	14,818
	Saul Centers Inc.	289,820	14,772
	Investment Technology Group Inc.	742,430	14,656
	NRG Yield Inc. Class A	881,971	14,500
	Oritani Financial Corp.	939,813	14,426
	Independent Bank Group Inc.	202,486	14,316
	Ashford Hospitality Trust Inc.	2,208,633	14,268
	Urstadt Biddle Properties Inc. Class A	726,054	14,013

	Dime Community Bancshares Inc.	715,930	13,173
*	Nationstar Mortgage Holdings Inc.	700,130	12,574
	AG Mortgage Investment Trust Inc.	674,569	11,717
	KKR Real Estate Finance Trust Inc.	581,155	11,658
	State Auto Financial Corp.	404,983	11,570
*	PennyMac Financial Services Inc. Class A	506,200	11,465
*	World Acceptance Corp.	108,837	11,461
	RMR Group Inc. Class A	163,693	11,450
*	Greenlight Capital Re Ltd. Class A	706,658	11,342
	Anworth Mortgage Asset Corp.	2,340,654	11,235
	Maiden Holdings Ltd.	1,718,255	11,169
	OFG Bancorp	1,049,580	10,968
*	Ocwen Financial Corp.	2,655,406	10,940
	Front Yard Residential Corp.	1,080,761	10,862
*	Tejon Ranch Co.	433,155	10,010
*	Industrial Logistics Properties Trust	477,554	9,713
	Hamilton Lane Inc. Class A	243,525	9,066
^	Greenhill & Co. Inc.	469,432	8,684
*,^ New York REIT Inc.		401,571	8,638
*	Ambac Financial Group Inc.	518,023	8,123
*	Newmark Group Inc. Class A	498,981	7,580
*	EZCORP Inc. Class A	552,022	7,287
*,^ Altisource Portfolio Solutions SA		230,061	6,110
*	MoneyGram International Inc.	653,587	5,634
*,^ Forestar Group Inc.		252,650	5,344
^	Associated Capital Group Inc. Class A	105,797	3,962
*	On Deck Capital Inc.	683,447	3,820
*,^ Longfin Corp.		206,485	3,564
	GAMCO Investors Inc. Class A	108,464	2,693
	Urstadt Biddle Properties Inc.	99,452	1,687
*	Victory Capital Holdings Inc. Class A	126,250	1,553
*	Bridgewater Bancshares Inc.	24,665	322
			20,946,746
Health Care (10.2%)
*	WellCare Health Plans Inc.	1,065,239	206,262
*	Bluebird Bio Inc.	1,195,509	204,133
*	Nektar Therapeutics Class A	1,918,238	203,832
	STERIS plc	2,029,298	189,455
*	Neurocrine Biosciences Inc.	2,134,801	177,039
*	Sage Therapeutics Inc.	1,040,100	167,529
	West Pharmaceutical Services Inc.	1,776,068	156,809
*	Exelixis Inc.	7,075,461	156,721
*	DexCom Inc.	2,078,368	154,132
*	ABIOMED Inc.	503,391	146,482
	Teleflex Inc.	553,585	141,153
	Hill-Rom Holdings Inc.	1,583,034	137,724
	Bio-Techne Corp.	896,063	135,341
*	Ionis Pharmaceuticals Inc.	2,984,123	131,540
*	Catalent Inc.	3,189,058	130,943
	Encompass Health Corp.	2,233,978	127,717
*	Bio-Rad Laboratories Inc. Class A	501,050	125,303
*	MEDNAX Inc.	2,244,085	124,838
*	Charles River Laboratories International Inc.	1,134,256	121,070
*	Insulet Corp.	1,396,331	121,034
*	Exact Sciences Corp.	2,892,003	116,634
*	Envision Healthcare Corp.	2,893,293	111,189
*	United Therapeutics Corp.	982,894	110,438

*	Sarepta Therapeutics Inc.	1,470,130	108,922
*	Molina Healthcare Inc.	1,291,285	104,827
*	PRA Health Sciences Inc.	1,221,872	101,366
*	Masimo Corp.	1,112,058	97,805
*	Agios Pharmaceuticals Inc.	1,166,842	95,424
	Cantel Medical Corp.	850,161	94,716
*	Haemonetics Corp.	1,278,026	93,500
*	ICU Medical Inc.	361,202	91,167
*	Blueprint Medicines Corp.	941,925	86,375
*	Penumbra Inc.	730,642	84,499
*	Integra LifeSciences Holdings Corp.	1,501,778	83,108
*	Globus Medical Inc.	1,646,587	82,033
*	FibroGen Inc.	1,771,576	81,847
*	Array BioPharma Inc.	4,963,282	81,001
*	Avexis Inc.	655,302	80,982
*	Ligand Pharmaceuticals Inc.	480,252	79,318
*	Neogen Corp.	1,171,021	78,447
*	Acadia Healthcare Co. Inc.	1,999,388	78,336
	Bruker Corp.	2,418,932	72,374
	Healthcare Services Group Inc.	1,664,537	72,374
*	Loxo Oncology Inc.	609,473	70,315
*	Amicus Therapeutics Inc.	4,445,471	66,860
*	Syneos Health Inc.	1,871,939	66,454
*	Seattle Genetics Inc.	1,229,747	64,365
*	NuVasive Inc.	1,218,537	63,620
*	Magellan Health Inc.	575,152	61,599
*	Clovis Oncology Inc.	1,115,298	58,888
*	Tenet Healthcare Corp.	2,414,129	58,543
*	Ultragenyx Pharmaceutical Inc.	1,128,990	57,567
*	Halozyme Therapeutics Inc.	2,912,610	57,058
*	Horizon Pharma plc	3,926,033	55,750
*	ACADIA Pharmaceuticals Inc.	2,380,685	53,494
*	Supernus Pharmaceuticals Inc.	1,165,524	53,381
*	Global Blood Therapeutics Inc.	1,098,765	53,070
*	Emergent BioSolutions Inc.	1,005,671	52,949
*	Nevro Corp.	606,451	52,561
*	TESARO Inc.	911,902	52,106
*	Puma Biotechnology Inc.	762,808	51,909
*	Medicines Co.	1,571,984	51,781
*	Merit Medical Systems Inc.	1,140,619	51,727
*	Halyard Health Inc.	1,120,440	51,630
*	Portola Pharmaceuticals Inc.	1,563,682	51,070
*	Ironwood Pharmaceuticals Inc. Class A	3,279,734	50,606
*	Spark Therapeutics Inc.	755,445	50,305
*	Wright Medical Group NV	2,533,540	50,265
*,^ Teladoc Inc.		1,232,445	49,668
*	Myriad Genetics Inc.	1,672,209	49,414
*	Inogen Inc.	399,174	49,035
*	Aerie Pharmaceuticals Inc.	900,845	48,871
*	Arena Pharmaceuticals Inc.	1,145,332	45,241
*	LifePoint Health Inc.	944,477	44,390
*	Select Medical Holdings Corp.	2,539,433	43,805
	Patterson Cos. Inc.	1,933,119	42,973
*	Prestige Brands Holdings Inc.	1,269,382	42,804
*	Akorn Inc.	2,247,260	42,046
*	Amedisys Inc.	689,459	41,602
*	Insmed Inc.	1,834,061	41,303

*	LHC Group Inc.	642,164	39,532
*	NxStage Medical Inc.	1,586,468	39,440
	CONMED Corp.	601,044	38,064
*	Tivity Health Inc.	948,516	37,609
	Abaxis Inc.	515,433	36,400
*	Quidel Corp.	690,830	35,792
*	Novocure Ltd.	1,611,601	35,133
*	AnaptysBio Inc.	336,806	35,055
*	Spectrum Pharmaceuticals Inc.	2,165,266	34,839
*,^ Radius Health Inc.		962,208	34,582
*	Impax Laboratories Inc.	1,769,750	34,422
*	HMS Holdings Corp.	2,016,374	33,956
*,^ Mallinckrodt plc		2,274,977	32,942
*	Varex Imaging Corp.	903,237	32,318
*	Momenta Pharmaceuticals Inc.	1,733,489	31,463
	Ensign Group Inc.	1,169,213	30,750
*	Aimmune Therapeutics Inc.	955,701	30,420
*	Innoviva Inc.	1,803,925	30,071
*	Brookdale Senior Living Inc.	4,459,344	29,922
	Analogic Corp.	299,814	28,752
*,^ Editas Medicine Inc.		867,296	28,751
*	Pacira Pharmaceuticals Inc.	920,196	28,664
*	Endo International plc	4,803,155	28,531
*	Acorda Therapeutics Inc.	1,116,076	26,395
*,^ Intercept Pharmaceuticals Inc.		420,308	25,857
*,^ Intrexon Corp.		1,680,687	25,765
*,^ OPKO Health Inc.		8,014,725	25,407
*	Orthofix International NV	413,949	24,332
*,^ Theravance Biopharma Inc.		969,289	23,505
*,^ Immunomedics Inc.		1,584,200	23,145
	Owens & Minor Inc.	1,463,784	22,762
*	Epizyme Inc.	1,241,177	22,031
*	Intra-Cellular Therapies Inc.	1,043,750	21,971
*,^ Glaukos Corp.		703,241	21,681
	Luminex Corp.	1,000,662	21,084
*	Esperion Therapeutics Inc.	284,459	20,575
*	Corcept Therapeutics Inc.	1,227,261	20,188
*	Alder Biopharmaceuticals Inc.	1,539,665	19,554
*	Sangamo Therapeutics Inc.	1,009,733	19,185
*	Kindred Healthcare Inc.	2,077,036	19,005
*	Omnicell Inc.	433,198	18,801
*	Acceleron Pharma Inc.	458,089	17,911
*	Repligen Corp.	470,457	17,021
*	AMAG Pharmaceuticals Inc.	843,820	17,003
*	MyoKardia Inc.	320,008	15,616
	HealthStream Inc.	609,288	15,129
*	Genomic Health Inc.	459,082	14,365
	Meridian Bioscience Inc.	1,009,546	14,336
*	PTC Therapeutics Inc.	520,711	14,090
	Invacare Corp.	783,893	13,640
*	Foundation Medicine Inc.	172,820	13,610
*,^ Lannett Co. Inc.		812,701	13,044
	National HealthCare Corp.	215,836	12,870
*,^ Intellia Therapeutics Inc.		606,775	12,797
*	Natus Medical Inc.	353,161	11,884
*	Achillion Pharmaceuticals Inc.	3,143,279	11,662
*	CorVel Corp.	225,304	11,389

*,^ Community Health Systems Inc.		2,603,136	10,308
*,^ Synergy Pharmaceuticals Inc.		5,628,491	10,300
*	PDL BioPharma Inc.	3,491,769	10,266
*,^ TherapeuticsMD Inc.		2,065,202	10,058
*	Accuray Inc.	1,931,899	9,659
*,^ Aduro Biotech Inc.		1,023,270	9,516
*,^ MiMedx Group Inc.		1,256,382	8,757
*,^ Keryx Biopharmaceuticals Inc.		2,125,175	8,692
*,^ Lexicon Pharmaceuticals Inc.		1,000,947	8,578
*,^ Akcea Therapeutics Inc.		317,113	8,121
*,^ Surgery Partners Inc.		465,915	7,990
*	Medpace Holdings Inc.	211,234	7,374
*	Natera Inc.	765,122	7,093
*	Five Prime Therapeutics Inc.	389,624	6,694
*,^ Denali Therapeutics Inc.		332,133	6,540
*,^ ZIOPHARM Oncology Inc.		1,514,400	5,936
*	American Renal Associates Holdings Inc.	300,277	5,660
*	Depomed Inc.	672,744	4,433
*,^ Insys Therapeutics Inc.		697,159	4,211
*	Endologix Inc.	945,782	4,001
*,^ Seres Therapeutics Inc.		477,082	3,502
*,^ NantKwest Inc.		279,413	1,087
*	Unum Therapeutics Inc.	93,644	1,040
*	Bioxcel Therapeutics Inc.	72,050	738
*,^ Evolus Inc.		51,689	467
*	ARMO BioSciences Inc.	12,471	467
*	Arcus Biosciences Inc.	13,031	201
*	Homology Medicines Inc.	5,214	97
*	Alnylam Pharmaceuticals Inc.	54	6
*	Celldex Therapeutics Inc.	660	2
			8,651,576
Industrials (20.1%)
	IDEX Corp.	1,830,097	260,807
*	TransUnion	4,391,324	249,339
	Old Dominion Freight Line Inc.	1,674,762	246,140
*	Keysight Technologies Inc.	4,484,571	234,947
	Spirit AeroSystems Holdings Inc. Class A	2,740,152	229,351
	Jack Henry & Associates Inc.	1,848,164	223,535
	AO Smith Corp.	3,478,247	221,182
	PerkinElmer Inc.	2,636,356	199,625
	Allegion plc	2,276,661	194,176
	Lennox International Inc.	935,632	191,215
	Graco Inc.	4,052,931	185,300
	Orbital ATK Inc.	1,382,702	183,360
*	Zebra Technologies Corp.	1,273,396	177,244
*	Berry Global Group Inc.	3,137,501	171,966
	Nordson Corp.	1,244,042	169,613
*	WEX Inc.	1,029,056	161,171
*	HD Supply Holdings Inc.	4,240,073	160,868
	Carlisle Cos. Inc.	1,477,776	154,295
	Broadridge Financial Solutions Inc.	1,395,585	153,082
	Toro Co.	2,435,463	152,095
	BWX Technologies Inc.	2,376,809	150,999
*	Teledyne Technologies Inc.	805,355	150,738
	Knight-Swift Transportation Holdings Inc.	3,190,478	146,794
*	XPO Logistics Inc.	1,434,192	146,015
	National Instruments Corp.	2,823,320	142,775

Donaldson Co. Inc.	3,107,322	139,985
Hexcel Corp.	2,149,206	138,817
Oshkosh Corp.	1,785,304	137,950
* AECOM	3,808,451	135,695
Lincoln Electric Holdings Inc.	1,494,124	134,396
AptarGroup Inc.	1,489,433	133,796
Watsco Inc.	730,363	132,174
MDU Resources Group Inc.	4,676,055	131,678
Curtiss-Wright Corp.	950,053	128,324
Booz Allen Hamilton Holding Corp. Class A	3,299,892	127,772
Packaging Corp. of America	1,128,909	127,228
* Quanta Services Inc.	3,700,794	127,122
Avnet Inc.	2,867,136	119,732
Genpact Ltd.	3,691,686	118,097
Trinity Industries Inc.	3,606,676	117,686
Littelfuse Inc.	563,831	117,378
Sonoco Products Co.	2,378,866	115,375
Jabil Inc.	3,985,481	114,503
Eagle Materials Inc.	1,106,922	114,068
Graphic Packaging Holding Co.	7,413,585	113,799
Crane Co.	1,207,424	111,977
* Coherent Inc.	594,225	111,358
Landstar System Inc.	1,004,115	110,101
EMCOR Group Inc.	1,397,653	108,919
AGCO Corp.	1,619,453	105,022
* Genesee & Wyoming Inc. Class A	1,474,833	104,403
MAXIMUS Inc.	1,562,223	104,263
ITT Inc.	2,111,409	103,417
Cognex Corp.	1,973,656	102,610
Universal Display Corp.	1,012,429	102,255
Air Lease Corp. Class A	2,354,681	100,357
Louisiana-Pacific Corp.	3,466,215	99,723
MSC Industrial Direct Co. Inc. Class A	1,079,031	98,958
* Kirby Corp.	1,284,939	98,876
* On Assignment Inc.	1,182,797	96,847
Woodward Inc.	1,320,439	94,623
Bemis Co. Inc.	2,174,119	94,618
* Euronet Worldwide Inc.	1,198,816	94,611
Ryder System Inc.	1,267,562	92,266
* CoreLogic Inc.	1,971,023	89,149
* Conduent Inc.	4,779,623	89,092
* KLX Inc.	1,205,199	85,641
John Bean Technologies Corp.	755,075	85,626
Deluxe Corp.	1,151,411	85,216
^ HEICO Corp.	980,731	85,137
* Owens-Illinois Inc.	3,906,161	84,607
FLIR Systems Inc.	1,658,718	82,953
Brink's Co.	1,147,111	81,846
* USG Corp.	2,023,254	81,780
* Summit Materials Inc. Class A	2,640,642	79,959
* Cimpress NV	513,119	79,380
HEICO Corp. Class A	1,107,573	78,582
Kennametal Inc.	1,955,145	78,519
Regal Beloit Corp.	1,059,812	77,737
Timken Co.	1,679,632	76,591
* Trex Co. Inc.	703,987	76,573
Valmont Industries Inc.	514,347	75,249

* MasTec Inc.	1,585,822	74,613
* Rexnord Corp.	2,490,824	73,928
Barnes Group Inc.	1,210,543	72,499
* Proto Labs Inc.	605,457	71,171
* WESCO International Inc.	1,127,354	69,952
EnerSys	1,003,928	69,642
Belden Inc.	1,004,714	69,265
Terex Corp.	1,844,118	68,988
* RBC Bearings Inc.	551,765	68,529
* Generac Holdings Inc.	1,492,472	68,519
MSA Safety Inc.	823,012	68,508
Flowserve Corp.	1,560,463	67,615
Applied Industrial Technologies Inc.	926,242	67,523
Korn/Ferry International	1,283,606	66,221
Tetra Tech Inc.	1,336,402	65,417
* TopBuild Corp.	852,163	65,208
* AMN Healthcare Services Inc.	1,141,995	64,808
Maxar Technologies Ltd.	1,345,387	62,224
GATX Corp.	908,471	62,221
Insperity Inc.	893,317	62,130
* Colfax Corp.	1,922,009	61,312
* Armstrong World Industries Inc.	1,079,949	60,801
* Moog Inc. Class A	735,960	60,650
UniFirst Corp.	370,878	59,952
* Stericycle Inc.	1,023,151	59,885
* Clean Harbors Inc.	1,226,199	59,851
Vishay Intertechnology Inc.	3,162,481	58,822
Simpson Manufacturing Co. Inc.	1,019,768	58,728
* Itron Inc.	787,254	56,328
* II-VI Inc.	1,345,044	55,012
KBR Inc.	3,352,728	54,281
* Builders FirstSource Inc.	2,702,900	53,626
Granite Construction Inc.	955,508	53,375
ABM Industries Inc.	1,571,303	52,607
* Rogers Corp.	437,206	52,264
* Esterline Technologies Corp.	711,350	52,035
Watts Water Technologies Inc. Class A	663,137	51,526
Silgan Holdings Inc.	1,846,861	51,435
* Anixter International Inc.	676,589	51,252
* Gardner Denver Holdings Inc.	1,643,704	50,429
* JELD-WEN Holding Inc.	1,639,620	50,205
Convergys Corp.	2,196,647	49,688
Exponent Inc.	617,336	48,553
* Plexus Corp.	806,666	48,182
* SPX FLOW Inc.	965,311	47,484
* TriNet Group Inc.	997,081	46,185
Mobile Mini Inc.	1,061,059	46,156
* Aerojet Rocketdyne Holdings Inc.	1,615,959	45,198
Universal Forest Products Inc.	1,392,138	45,175
* Meritor Inc.	2,132,031	43,835
Albany International Corp.	692,372	43,412
* FTI Consulting Inc.	895,848	43,368
* ExlService Holdings Inc.	771,972	43,053
* WageWorks Inc.	948,550	42,874
* Integer Holdings Corp.	757,498	42,837
* Sanmina Corp.	1,621,711	42,408
* Masonite International Corp.	680,306	41,737

* Floor & Decor Holdings Inc. Class A	796,442	41,511
Kaman Corp.	665,759	41,357
* Navistar International Corp.	1,180,349	41,277
Mueller Water Products Inc. Class A	3,795,707	41,259
Otter Tail Corp.	948,843	41,132
Schneider National Inc. Class B	1,571,182	40,945
Covanta Holding Corp.	2,818,751	40,872
Brady Corp. Class A	1,096,180	40,723
* Harsco Corp.	1,924,127	39,733
World Fuel Services Corp.	1,616,147	39,676
EnPro Industries Inc.	510,435	39,497
Franklin Electric Co. Inc.	947,143	38,596
Triton International Ltd.	1,255,852	38,429
Werner Enterprises Inc.	1,041,135	38,001
Forward Air Corp.	711,801	37,626
Cubic Corp.	586,348	37,292
* Ambarella Inc.	757,004	37,086
* Atlas Air Worldwide Holdings Inc.	608,418	36,779
AAON Inc.	939,854	36,654
Comfort Systems USA Inc.	887,475	36,608
Sun Hydraulics Corp.	682,834	36,573
Macquarie Infrastructure Corp.	966,170	35,681
* Paylocity Holding Corp.	694,455	35,577
Boise Cascade Co.	921,472	35,569
Benchmark Electronics Inc.	1,190,793	35,545
Chicago Bridge & Iron Co. NV	2,447,944	35,250
AAR Corp.	789,685	34,833
Greenbrier Cos. Inc.	688,564	34,600
ManTech International Corp. Class A	622,825	34,548
ESCO Technologies Inc.	587,022	34,370
Mueller Industries Inc.	1,313,421	34,359
* Cotiviti Holdings Inc.	996,644	34,324
General Cable Corp.	1,150,125	34,044
Methode Electronics Inc.	869,036	33,979
* Imperva Inc.	774,679	33,544
* TTM Technologies Inc.	2,189,839	33,483
Actuant Corp. Class A	1,439,273	33,463
* Milacron Holdings Corp.	1,660,113	33,435
Altra Industrial Motion Corp.	699,727	32,152
Greif Inc. Class A	609,974	31,871
* Hub Group Inc. Class A	759,842	31,799
* SPX Corp.	971,770	31,563
* Air Transport Services Group Inc.	1,342,451	31,306
Badger Meter Inc.	660,329	31,135
* Advanced Disposal Services Inc.	1,376,147	30,661
Raven Industries Inc.	854,766	29,960
Apogee Enterprises Inc.	681,409	29,539
H&E Equipment Services Inc.	766,807	29,514
McGrath RentCorp	546,006	29,315
Standex International Corp.	306,599	29,234
* TriMas Corp.	1,092,762	28,685
Triumph Group Inc.	1,127,265	28,407
* OSI Systems Inc.	433,367	28,286
* Sykes Enterprises Inc.	975,718	28,237
Wabash National Corp.	1,339,110	27,867
Matson Inc.	964,159	27,614
Astec Industries Inc.	498,215	27,492

	Tennant Co.	405,325	27,441
	AZZ Inc.	620,200	27,103
*	Knowles Corp.	2,146,859	27,029
	Encore Wire Corp.	472,503	26,791
	Aircastle Ltd.	1,314,991	26,116
*	Continental Building Products Inc.	903,386	25,792
*	TrueBlue Inc.	988,599	25,605
	Materion Corp.	481,228	24,567
	Primoris Services Corp.	981,843	24,526
*	Cardtronics plc Class A	1,092,983	24,384
*	GMS Inc.	786,945	24,049
*,^ Axon Enterprise Inc.		599,497	23,566
*	Aerovironment Inc.	514,923	23,434
*	FARO Technologies Inc.	401,229	23,432
	Lindsay Corp.	255,977	23,407
	EVERTEC Inc.	1,383,370	22,618
	MTS Systems Corp.	428,707	22,143
*,^ Evolent Health Inc. Class A		1,517,448	21,624
	Manitowoc Co. Inc.	756,732	21,537
*	Navigant Consulting Inc.	1,098,783	21,141
*	Tutor Perini Corp.	950,754	20,964
	Advanced Drainage Systems Inc.	806,011	20,876
^	Sturm Ruger & Co. Inc.	395,164	20,746
	Kelly Services Inc. Class A	711,264	20,655
*	Huron Consulting Group Inc.	528,827	20,148
	AVX Corp.	1,206,272	19,964
	Schnitzer Steel Industries Inc.	612,673	19,820
	Heartland Express Inc.	1,094,318	19,687
*	Veeco Instruments Inc.	1,151,209	19,571
	Quad/Graphics Inc.	743,128	18,838
*	Atkore International Group Inc.	941,293	18,685
	ArcBest Corp.	581,845	18,648
*	American Woodmark Corp.	187,823	18,491
*	Gates Industrial Corp. plc	1,040,175	18,213
*,^ MACOM Technology Solutions Holdings Inc.		1,077,184	17,881
*	Thermon Group Holdings Inc.	774,476	17,356
	CIRCOR International Inc.	402,445	17,168
*	Aegion Corp. Class A	736,428	16,872
	Griffon Corp.	849,398	15,502
	Kforce Inc.	569,467	15,404
*,^ Inovalon Holdings Inc. Class A		1,439,728	15,261
*	Installed Building Products Inc.	248,313	14,911
	RR Donnelley & Sons Co.	1,673,345	14,608
	Gorman-Rupp Co.	498,621	14,585
	Quanex Building Products Corp.	836,592	14,557
	REV Group Inc.	693,704	14,401
*	Donnelley Financial Solutions Inc.	804,670	13,816
	LSC Communications Inc.	790,619	13,796
	Hyster-Yale Materials Handling Inc.	195,121	13,645
*	Wesco Aircraft Holdings Inc.	1,303,644	13,362
*	American Outdoor Brands Corp.	1,291,344	13,327
*	TimkenSteel Corp.	850,329	12,917
	RPX Corp.	1,131,078	12,091
	Resources Connection Inc.	713,689	11,562
*	Ply Gem Holdings Inc.	488,947	10,561
*	InnerWorkings Inc.	1,117,636	10,115
	TTEC Holdings Inc.	328,994	10,100

*,^ Team Inc.		679,116	9,338
	Greif Inc. Class B	151,520	8,826
*	Astronics Corp.	214,320	7,994
*	Mistras Group Inc.	406,462	7,698
	American Railcar Industries Inc.	182,661	6,833
*	Armstrong Flooring Inc.	488,888	6,634
*	International Seaways Inc.	258,734	4,554
	Park Electrochemical Corp.	233,340	3,929
*	PHH Corp.	373,717	3,909
*,^ Forterra Inc.		274,386	2,283
*	Astronics Corp. Class B	40,088	1,482
*	Cardlytics Inc.	31,662	463
	Huntington Ingalls Industries Inc.	27	7
	Essendant Inc.	173	1
*	Babcock & Wilcox Enterprises Inc.	273	1
*	Dorian LPG Ltd.	20	—
			16,956,778
Oil & Gas (4.6%)
*	Parsley Energy Inc. Class A	5,731,044	166,143
*	Diamondback Energy Inc.	1,174,682	148,621
*	Energen Corp.	2,324,082	146,092
*	RSP Permian Inc.	3,034,156	142,241
*	WPX Energy Inc.	9,523,265	140,754
*	First Solar Inc.	1,873,122	132,954
*	Newfield Exploration Co.	4,782,016	116,777
	Targa Resources Corp.	2,619,087	115,240
	Core Laboratories NV	1,056,845	114,372
	HollyFrontier Corp.	2,120,461	103,606
*,^ Transocean Ltd.		10,437,270	103,329
	Murphy Oil Corp.	3,925,411	101,433
	Patterson-UTI Energy Inc.	5,322,537	93,198
	Range Resources Corp.	5,931,722	86,247
	PBF Energy Inc. Class A	2,499,304	84,726
	Helmerich & Payne Inc.	1,237,459	82,365
*	Centennial Resource Development Inc. Class A	4,355,513	79,924
*	PDC Energy Inc.	1,576,813	77,311
	Delek US Holdings Inc.	1,811,418	73,725
*	Whiting Petroleum Corp.	2,168,364	73,377
*	Matador Resources Co.	2,208,427	66,054
*	Callon Petroleum Co.	4,834,398	64,007
*,^ Chesapeake Energy Corp.		20,677,695	62,447
*	Oasis Petroleum Inc.	7,536,429	61,045
*	Southwestern Energy Co.	14,039,950	60,793
*	QEP Resources Inc.	5,758,091	56,372
*,^ Weatherford International plc		23,779,153	54,454
*	SRC Energy Inc.	5,735,994	54,090
*	CNX Resources Corp.	3,477,920	53,664
	Nabors Industries Ltd.	7,232,661	50,556
	SM Energy Co.	2,673,273	48,199
	Ensco plc Class A	10,441,767	45,839
	Oceaneering International Inc.	2,352,604	43,617
*	Chart Industries Inc.	735,999	43,446
*	McDermott International Inc.	6,798,986	41,406
*	Dril-Quip Inc.	906,891	40,629
	SemGroup Corp. Class A	1,886,264	40,366
*	C&J Energy Services Inc.	1,476,846	38,132
*	Gulfport Energy Corp.	3,951,159	38,129

	Pattern Energy Group Inc. Class A	2,107,566	36,440
*	Oil States International Inc.	1,368,436	35,853
*	Rowan Cos. plc Class A	3,026,566	34,927
*	MRC Global Inc.	2,080,382	34,202
*	Laredo Petroleum Inc.	3,767,644	32,816
*	Superior Energy Services Inc.	3,696,474	31,161
*	Carrizo Oil & Gas Inc.	1,849,707	29,595
*	Extraction Oil & Gas Inc.	2,475,644	28,371
^	RPC Inc.	1,558,418	28,098
*,^ NOW Inc.		2,593,185	26,502
*	Denbury Resources Inc.	9,613,185	26,340
*	Unit Corp.	1,262,525	24,948
*	ProPetro Holding Corp.	1,488,554	23,653
*	Noble Corp. plc	5,857,706	21,732
*	Exterran Corp.	810,941	21,652
*,^ Diamond Offshore Drilling Inc.		1,473,940	21,608
*	Forum Energy Technologies Inc.	1,936,405	21,300
*	Alta Mesa Resources Inc.	2,570,510	20,564
*	SEACOR Holdings Inc.	383,056	19,574
*	Ultra Petroleum Corp.	4,692,301	19,567
*	Helix Energy Solutions Group Inc.	3,348,575	19,388
*,^ Jagged Peak Energy Inc.		1,277,571	18,052
*	Cactus Inc.	629,667	16,957
*	Keane Group Inc.	1,074,768	15,907
*	Newpark Resources Inc.	1,943,235	15,740
	Archrock Inc.	1,691,063	14,797
*,^ Tellurian Inc.		1,879,122	13,548
	CVR Energy Inc.	414,445	12,525
*,^ SunPower Corp. Class A		1,512,595	12,071
*	FTS International Inc.	651,450	11,980
*,^ WildHorse Resource Development Corp.		602,376	11,499
	Green Plains Inc.	464,538	7,804
*,^ Liberty Oilfield Services Inc. Class A		332,719	5,620
*	TETRA Technologies Inc.	1,304,258	4,891
*	NCS Multistage Holdings Inc.	207,698	3,116
*,^ EP Energy Corp. Class A		899,401	1,205
*	NextDecade Corp.	195,004	963
*	Eclipse Resources Corp.	504,673	727
*	Quintana Energy Services Inc.	31,638	309
*	Sanchez Energy Corp.	352	1
			3,871,683
Other (0.0%)2
*,3 Dyax Corp. CVR Exp. 12/31/2019		2,940,655	5,881
*,3 Herbalife Ltd. CVR		228,911	2,221
*,3 NewStar Financial Inc. CVR		651,238	321
*,3 Media General Inc. CVR		2,475,062	96
*,3 Babcock & Wilcox Enterprises Inc. Rights Exp. 04/10/2018		698	1
*,3 Clinical Data CVR		297,875	—
			8,520
Technology (12.5%)
	CDW Corp.	3,661,087	257,411
*	ON Semiconductor Corp.	10,173,897	248,854
	Leidos Holdings Inc.	3,611,794	236,211
	SS&C Technologies Holdings Inc.	4,186,986	224,590
*	PTC Inc.	2,782,498	217,063
	Teradyne Inc.	4,690,064	214,383

*	GoDaddy Inc. Class A	3,165,217	194,408
*	Veeva Systems Inc. Class A	2,647,163	193,296
*	Fortinet Inc.	3,540,559	189,703
*	CommScope Holding Co. Inc.	4,566,155	182,509
*	Tyler Technologies Inc.	862,526	181,958
*	Microsemi Corp.	2,810,344	181,885
*	Ultimate Software Group Inc.	679,100	165,497
	CSRA Inc.	3,921,021	161,664
	MKS Instruments Inc.	1,298,097	150,125
*	Guidewire Software Inc.	1,805,422	145,932
*	IAC/InterActiveCorp	919,294	143,759
*	EPAM Systems Inc.	1,205,182	138,017
*	athenahealth Inc.	958,865	137,146
*	Proofpoint Inc.	1,203,651	136,795
*	Aspen Technology Inc.	1,723,699	135,983
	Cypress Semiconductor Corp.	7,588,989	128,709
*	Cavium Inc.	1,585,709	125,874
*	Tableau Software Inc. Class A	1,538,026	124,303
*	Nutanix Inc.	2,509,093	123,222
*,^ Paycom Software Inc.		1,134,937	121,881
	DST Systems Inc.	1,419,552	118,746
	Entegris Inc.	3,377,845	117,549
	Blackbaud Inc.	1,152,125	117,298
*	Fair Isaac Corp.	684,490	115,932
*	Teradata Corp.	2,894,043	114,807
*	ARRIS International plc	4,254,031	113,030
*	Nuance Communications Inc.	7,038,559	110,857
*	Zendesk Inc.	2,310,146	110,587
	Monolithic Power Systems Inc.	896,447	103,782
*	2U Inc.	1,187,876	99,817
*	Integrated Device Technology Inc.	3,168,512	96,830
*	Cree Inc.	2,389,994	96,341
*	RingCentral Inc. Class A	1,477,266	93,806
*	NCR Corp.	2,917,932	91,973
*	Silicon Laboratories Inc.	1,022,644	91,936
*	Lumentum Holdings Inc.	1,419,291	90,551
*	Ciena Corp.	3,445,754	89,245
*	CACI International Inc. Class A	588,980	89,142
*	HubSpot Inc.	816,432	88,420
*,^ ViaSat Inc.		1,339,553	88,035
	j2 Global Inc.	1,102,001	86,970
	SYNNEX Corp.	719,050	85,136
*	Medidata Solutions Inc.	1,333,821	83,777
*	Tech Data Corp.	911,999	77,638
*	RealPage Inc.	1,489,736	76,721
*	Dycom Industries Inc.	703,894	75,760
*	New Relic Inc.	994,716	73,728
	Science Applications International Corp.	922,684	72,707
*	Ellie Mae Inc.	779,638	71,680
*	FireEye Inc.	4,202,645	71,151
*	Manhattan Associates Inc.	1,629,845	68,258
*	ACI Worldwide Inc.	2,845,801	67,502
	Cabot Microelectronics Corp.	613,072	65,666
*	Verint Systems Inc.	1,530,300	65,191
*	MuleSoft Inc. Class A	1,432,443	62,999
*	Semtech Corp.	1,588,927	62,048
*	Cirrus Logic Inc.	1,517,872	61,671

	InterDigital Inc.	828,641	60,988
*	Advanced Energy Industries Inc.	948,082	60,582
*	Twilio Inc. Class A	1,566,892	59,824
*	Avaya Holdings Corp.	2,635,711	59,040
*	Envestnet Inc.	1,008,545	57,790
*	Callidus Software Inc.	1,582,253	56,882
*	Box Inc.	2,753,394	56,582
*	CommVault Systems Inc.	970,520	55,514
*	Pure Storage Inc. Class A	2,702,586	53,917
*	Allscripts Healthcare Solutions Inc.	4,332,925	53,512
*	Mercury Systems Inc.	1,096,377	52,977
*	Viavi Solutions Inc.	5,408,094	52,567
*	NetScout Systems Inc.	1,983,684	52,270
*	Qualys Inc.	707,594	51,477
*	Cloudera Inc.	2,362,813	50,989
	Pegasystems Inc.	840,272	50,962
*,^ Match Group Inc.		1,133,922	50,391
*	Cornerstone OnDemand Inc.	1,249,186	48,856
	Pitney Bowes Inc.	4,477,899	48,764
	Plantronics Inc.	792,150	47,822
	Power Integrations Inc.	679,162	46,421
*	EchoStar Corp. Class A	861,944	45,485
	Brooks Automation Inc.	1,603,521	43,423
*,^ Finisar Corp.		2,733,064	43,210
	Cogent Communications Holdings Inc.	989,852	42,960
	Progress Software Corp.	1,113,402	42,810
*	Coupa Software Inc.	923,739	42,141
*	Premier Inc. Class A	1,312,122	41,083
*	NETGEAR Inc.	713,446	40,809
*	VeriFone Systems Inc.	2,644,605	40,674
	Ebix Inc.	528,254	39,355
*	Infinera Corp.	3,582,352	38,904
*,^ Ubiquiti Networks Inc.		556,883	38,314
*	Synaptics Inc.	825,247	37,739
	TiVo Corp.	2,781,491	37,689
*	Okta Inc.	922,542	36,763
	CSG Systems International Inc.	801,964	36,321
*	Bottomline Technologies de Inc.	928,156	35,966
*	Rambus Inc.	2,630,130	35,323
*	MaxLinear Inc.	1,449,511	32,976
*	Blackline Inc.	766,497	30,054
*,^ 3D Systems Corp.		2,585,811	29,970
*	Electronics For Imaging Inc.	1,096,275	29,961
*	Insight Enterprises Inc.	855,494	29,882
*	MicroStrategy Inc. Class A	226,386	29,202
*	Diodes Inc.	940,323	28,642
*	Alarm.com Holdings Inc.	734,873	27,734
*,^ Inphi Corp.		916,146	27,576
*	Blucora Inc.	1,046,948	25,755
	Diebold Nixdorf Inc.	1,632,822	25,145
	Xperi Corp.	1,180,355	24,964
*	Hortonworks Inc.	1,214,030	24,730
*	FormFactor Inc.	1,732,553	23,649
*	Amkor Technology Inc.	2,286,748	23,165
	Monotype Imaging Holdings Inc.	1,001,784	22,490
*	ScanSource Inc.	610,697	21,710
*	LivePerson Inc.	1,279,804	20,925

*	Syntel Inc.	791,969	20,219
*	Acacia Communications Inc.	523,501	20,134
	NIC Inc.	1,513,085	20,124
*	Web.com Group Inc.	1,109,495	20,082
*	Cray Inc.	966,042	19,997
*	Shutterstock Inc.	415,125	19,988
*	Rapid7 Inc.	773,302	19,773
*	CEVA Inc.	524,300	18,980
	ADTRAN Inc.	1,153,487	17,937
*	Quality Systems Inc.	1,298,817	17,729
*	Alteryx Inc. Class A	514,438	17,563
*	Super Micro Computer Inc.	930,217	15,814
*	Lattice Semiconductor Corp.	2,809,866	15,651
*	Virtusa Corp.	316,328	15,329
*	CommerceHub Inc.	663,580	14,924
*,^ Yext Inc.		1,088,867	13,774
	Switch Inc.	858,114	13,653
*	SailPoint Technologies Holding Inc.	643,627	13,317
*,^ Unisys Corp.		1,205,439	12,958
*	Altair Engineering Inc. Class A	411,231	12,896
*	Loral Space & Communications Inc.	307,589	12,811
*	Presidio Inc.	769,630	12,037
*,^ Gogo Inc.		1,346,968	11,624
*,^ Benefitfocus Inc.		447,284	10,914
*	Cision Ltd.	892,276	10,324
*	Endurance International Group Holdings Inc.	1,360,892	10,071
	Forrester Research Inc.	236,720	9,812
*	MongoDB Inc.	222,050	9,637
^	Computer Programs & Systems Inc.	314,620	9,187
*	Synchronoss Technologies Inc.	850,823	8,976
*	CommerceHub Inc. Class A	322,737	7,262
*,^ WideOpenWest Inc.		845,490	6,045
*	Castlight Health Inc. Class B	1,617,541	5,904
*	SendGrid Inc.	200,152	5,632
	Systemax Inc.	176,770	5,047
*,^ Appian Corp. Class A		151,493	3,815
*	MobileIron Inc.	683,403	3,383
*	Casa Systems Inc.	107,854	3,164
*	Ribbon Communications Inc.	571,269	2,913
*	SecureWorks Corp. Class A	198,299	1,602
*	Zscaler Inc.	17,647	495
*,3 Piksel Inc.		241	—
			10,545,588
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	2,229,867	62,503
*	Vonage Holdings Corp.	4,927,144	52,474
	Shenandoah Telecommunications Co.	1,119,184	40,291
*,^ Iridium Communications Inc.		1,998,953	22,488
*	GTT Communications Inc.	389,275	22,072
	Consolidated Communications Holdings Inc.	1,693,221	18,558
	ATN International Inc.	249,038	14,848
*	Cincinnati Bell Inc.	1,008,289	13,965
^	Frontier Communications Corp.	1,875,913	13,919
*	United States Cellular Corp.	311,942	12,537
*,^ Globalstar Inc.		13,533,623	9,304
^	Windstream Holdings Inc.	2,170,705	3,061

*	Intelsat SA			632,721	2,379
					288,399
Utilities (3.5%)
	Atmos Energy Corp.			2,672,713	225,149
	NRG Energy Inc.			7,195,785	219,687
	UGI Corp.			4,156,204	184,619
	Westar Energy Inc. Class A			3,402,737	178,950
	Great Plains Energy Inc.			5,161,214	164,075
	Aqua America Inc.			4,250,540	144,773
*	Vistra Energy Corp.			6,146,937	128,041
	Vectren Corp.			1,989,442	127,165
	IDACORP Inc.			1,208,107	106,640
	WGL Holdings Inc.			1,234,434	103,260
	National Fuel Gas Co.			1,862,828	95,842
	Hawaiian Electric Industries Inc.			2,607,173	89,635
	ALLETE Inc.			1,226,170	88,591
	Portland General Electric Co.			2,138,203	86,619
	New Jersey Resources Corp.			2,116,483	84,871
	ONE Gas Inc.			1,269,327	83,801
	Avista Corp.			1,571,662	80,548
	Spire Inc.			1,106,227	79,980
	Southwest Gas Holdings Inc.			1,088,556	73,619
	PNM Resources Inc.			1,907,707	72,970
	Black Hills Corp.			1,283,412	69,689
	NorthWestern Corp.			1,184,601	63,731
	South Jersey Industries Inc.			1,924,002	54,180
	Ormat Technologies Inc.			908,630	51,228
	El Paso Electric Co.			974,250	49,687
	American States Water Co.			879,378	46,660
*	Dynegy Inc.			3,450,067	46,645
	MGE Energy Inc.			830,083	46,568
	California Water Service Group			1,148,925	42,797
	Northwest Natural Gas Co.			697,747	40,225
*	Evoqua Water Technologies Corp.			1,083,648	23,071
*,^ Sunrun Inc.				2,049,724	18,304
	TerraForm Power Inc. Class A			1,592,655	17,089
*,^ Vivint Solar Inc.				336,629	1,229
					2,989,938
Total Common Stocks (Cost $63,400,152)					83,767,867

		Coupon
Temporary Cash Investments (1.4%)1
Money Market Fund (1.4%)
4,5 Vanguard Market Liquidity Fund		1.775%		11,768,155	1,176,816

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.559%—1.602%	5/24/18	26,000	25,939
6	United States Treasury Bill	1.783%	6/21/18	2,000	1,992
	United States Treasury Bill	1.693%	7/12/18	1,000	995
					28,926
Total Temporary Cash Investments (Cost $1,205,675)					1,205,742

Total Investments (100.6%) (Cost $64,605,827)	84,973,609
Other Assets and Liabilities-Net (-0.6%)5,7	(495,247)
Net Assets (100%)	84,478,362

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $575,124,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $609,051,000 of collateral received for securities on loan.
6 Securities with a value of $26,885,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $890,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	1,700	320,127	(7,229)
E-mini Russell 2000 Index	June 2018	3,887	297,589	(10,333)
				(17,562)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	4/11/18	GSCM	8,153	(2.208%)	701
Gaming and Leisure Properties Inc.	6/21/18	GSI	16,117	(2.391%)	(225)
SLM Corp.	5/9/18	GSI	45,055	(2.208%)	93
					569
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Small-Cap Index Fund

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary
income (loss) for tax purposes.

At March 31, 2018, a counterparty had deposited in a segregated account cash of $700,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	83,759,347	—	8,520
Temporary Cash Investments	1,176,816	28,926	—
Futures Contracts—Assets[1]	7,255	—	—
Swap Contracts—Assets	—	794	—
Swap Contracts—Liabilities	—	(225)	—
Total	84,943,418	29,495	8,520
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of

Small-Cap Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At March 31, 2018, the cost of investment securities for tax purposes was $64,615,700,000. Net unrealized appreciation of investment securities for tax purposes was $20,357,909,000, consisting of unrealized gains of $25,273,247,000 on securities that had risen in value since their purchase and $4,915,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Basic Materials (2.2%)
	Royal Gold Inc.	891,530	76,556
	Versum Materials Inc.	1,483,213	55,813
	NewMarket Corp.	128,342	51,552
*	Ingevity Corp.	573,593	42,268
	KapStone Paper and Packaging Corp.	1,190,713	40,853
	Balchem Corp.	435,829	35,629
*	Platform Specialty Products Corp.	2,932,649	28,241
	US Silica Holdings Inc.	1,097,004	27,996
*	Cambrex Corp.	446,679	23,361
*	Univar Inc.	768,124	21,316
*	Allegheny Technologies Inc.	855,394	20,256
*	Ferro Corp.	568,131	13,192
*	Coeur Mining Inc.	1,262,298	10,098
*,^ Fairmount Santrol Holdings Inc.		2,148,316	9,130
	American Vanguard Corp.	367,684	7,427
*	PQ Group Holdings Inc.	368,188	5,144
	Hecla Mining Co.	1,234	5
			468,837
Consumer Goods (6.3%)
*	Middleby Corp.	761,576	94,276
	Gentex Corp.	3,737,751	86,043
	Toll Brothers Inc.	1,885,509	81,548
	Pool Corp.	519,711	75,992
	Brunswick Corp.	1,192,581	70,827
*	Skechers U.S.A. Inc. Class A	1,733,122	67,401
	Carter's Inc.	644,765	67,120
*	Post Holdings Inc.	848,556	64,287
*	Wayfair Inc.	741,364	50,064
*	Blue Buffalo Pet Products Inc.	1,196,856	47,647
*	Hain Celestial Group Inc.	1,344,660	43,123
*	Zynga Inc. Class A	10,679,361	39,086
*	Welbilt Inc.	1,899,685	36,949
*	TRI Pointe Group Inc.	2,059,182	33,832
	LCI Industries	322,687	33,608
	Steven Madden Ltd.	724,652	31,812
*	Tempur Sealy International Inc.	627,396	28,415
	Vector Group Ltd.	1,380,731	28,153
	J&J Snack Foods Corp.	203,517	27,792
*	Dorman Products Inc.	367,450	24,329
	WD-40 Co.	180,852	23,818
*	Meritage Homes Corp.	522,219	23,630
*,^ iRobot Corp.		360,176	23,120
*	Boston Beer Co. Inc. Class A	114,514	21,649
^	B&G Foods Inc.	905,661	21,464
	Interface Inc. Class A	816,765	20,582
*	Hostess Brands Inc. Class A	1,287,011	19,035
*	Sleep Number Corp.	528,634	18,582
*	Gentherm Inc.	497,455	16,889

*	Cal-Maine Foods Inc.	386,015	16,869
	Columbia Sportswear Co.	214,866	16,422
	Lancaster Colony Corp.	130,862	16,114
	National Beverage Corp.	157,862	14,053
*	USANA Health Sciences Inc.	162,212	13,934
*,^ Fitbit Inc. Class A		2,498,106	12,740
	Coca-Cola Bottling Co. Consolidated	63,643	10,989
	Oxford Industries Inc.	107,712	8,031
*,^ elf Beauty Inc.		315,058	6,103
	Phibro Animal Health Corp. Class A	135,217	5,368
*,^ GoPro Inc. Class A		753,365	3,609
*,^ Revlon Inc. Class A		108,911	2,244
*	Take-Two Interactive Software Inc.	353	35
	Delphi Technologies plc	274	13
*	TreeHouse Foods Inc.	178	7
			1,347,604
Consumer Services (13.3%)
*	Copart Inc.	2,835,187	144,396
*	Burlington Stores Inc.	929,558	123,771
	Vail Resorts Inc.	550,401	122,024
*	GrubHub Inc.	1,125,876	114,243
*	Caesars Entertainment Corp.	8,151,677	91,706
*	Liberty Media Corp-Liberty Formula One	2,737,928	84,465
*	Bright Horizons Family Solutions Inc.	786,715	78,451
*	Live Nation Entertainment Inc.	1,830,602	77,142
	Dunkin' Brands Group Inc.	1,230,277	73,435
*	Grand Canyon Education Inc.	657,693	69,005
	Domino's Pizza Inc.	292,981	68,429
	Rollins Inc.	1,335,893	68,171
	Six Flags Entertainment Corp.	978,903	60,946
*	Madison Square Garden Co. Class A	233,172	57,314
	Casey's General Stores Inc.	511,387	56,135
*	Five Below Inc.	752,364	55,178
*	Hilton Grand Vacations Inc.	1,259,473	54,183
	Texas Roadhouse Inc. Class A	871,725	50,368
*	ServiceMaster Global Holdings Inc.	919,444	46,754
*	Stamps.com Inc.	226,130	45,463
*	Yelp Inc. Class A	1,072,321	44,769
	ILG Inc.	1,435,813	44,668
*	Planet Fitness Inc. Class A	1,168,392	44,130
*	SiteOne Landscape Supply Inc.	543,920	41,904
*	Etsy Inc.	1,491,753	41,859
*	Ollie's Bargain Outlet Holdings Inc.	671,794	40,509
*	Sprouts Farmers Market Inc.	1,724,870	40,483
	Nexstar Media Group Inc. Class A	589,379	39,194
	Marriott Vacations Worldwide Corp.	288,707	38,456
	Choice Hotels International Inc.	462,539	37,073
*	Shutterfly Inc.	442,856	35,982
	Churchill Downs Inc.	147,364	35,964
	Jack in the Box Inc.	402,291	34,327
	Boyd Gaming Corp.	1,072,176	34,160
	Lions Gate Entertainment Corp. Class B	1,388,217	33,428
*	Sotheby's	607,762	31,184
*	Scientific Games Corp.	732,554	30,474
	Sabre Corp.	1,417,707	30,410
	Allegiant Travel Co. Class A	175,184	30,228
	PriceSmart Inc.	351,912	29,402

*	Liberty Expedia Holdings Inc. Class A	741,266	29,117
	Red Rock Resorts Inc. Class A	936,187	27,412
*	Eldorado Resorts Inc.	784,732	25,896
	Dolby Laboratories Inc. Class A	393,216	24,993
*,^ RH		261,465	24,912
*	Groupon Inc. Class A	5,735,604	24,893
*	Dave & Buster's Entertainment Inc.	554,312	23,137
	Cable One Inc.	33,138	22,769
	Monro Inc.	424,315	22,743
*	Pinnacle Entertainment Inc.	743,449	22,415
	Morningstar Inc.	231,746	22,136
^	Papa John's International Inc.	334,126	19,145
	Lions Gate Entertainment Corp. Class A	728,619	18,820
	World Wrestling Entertainment Inc. Class A	521,255	18,770
	Wingstop Inc.	396,117	18,709
*,^ Trade Desk Inc. Class A		362,024	17,964
*,^ Pandora Media Inc.		3,209,013	16,141
*	Michaels Cos. Inc.	740,583	14,597
*	Quotient Technology Inc.	1,087,167	14,242
*	Diplomat Pharmacy Inc.	693,508	13,974
*	Chegg Inc.	671,822	13,880
	Cheesecake Factory Inc.	279,202	13,463
	Sonic Corp.	497,614	12,555
*	Belmond Ltd. Class A	1,108,337	12,358
	BJ's Restaurants Inc.	268,451	12,053
*	National Vision Holdings Inc.	357,926	11,565
*,^ ANGI Homeservices Inc. Class A		815,221	11,071
*,^ Shake Shack Inc. Class A		249,809	10,400
*	Liberty Media Corp-Liberty Formula One Class A	337,999	9,900
*	Lumber Liquidators Holdings Inc.	383,753	9,179
*	TrueCar Inc.	958,965	9,072
*,^ Cargurus Inc.		158,860	6,111
	New Media Investment Group Inc.	347,416	5,955
	AMC Entertainment Holdings Inc. Class A	362,005	5,086
	EW Scripps Co. Class A	385,276	4,619
	Tile Shop Holdings Inc.	266,370	1,598
*,^ Blue Apron Holdings Inc. Class A		388,403	777
*	AMC Networks Inc. Class A	156	8
*	Fiesta Restaurant Group Inc.	67	1
*	Clean Energy Fuels Corp.	420	1
*	El Pollo Loco Holdings Inc.	66	1
*	Habit Restaurants Inc. Class A	64	1
*	Stitch Fix Inc. Class A	24	—
			2,852,622
Financials (17.4%)
	MarketAxess Holdings Inc.	486,912	105,874
*	Signature Bank	706,636	100,307
	Kilroy Realty Corp.	1,345,532	95,479
	Equity LifeStyle Properties Inc.	1,087,751	95,472
	Sun Communities Inc.	1,008,962	92,189
	Douglas Emmett Inc.	2,197,464	80,779
	Bank of the Ozarks	1,658,692	80,065
*	Zillow Group Inc.	1,487,061	80,004
*	Western Alliance Bancorp	1,293,313	75,154
	Healthcare Trust of America Inc. Class A	2,795,264	73,935
*	Howard Hughes Corp.	526,110	73,198
	Lamar Advertising Co. Class A	1,144,499	72,859

	DCT Industrial Trust Inc.	1,281,266	72,187
	American Campus Communities Inc.	1,859,546	71,816
	CubeSmart	2,487,716	70,154
	Hudson Pacific Properties Inc.	2,135,663	69,473
	CyrusOne Inc.	1,309,626	67,066
	American Homes 4 Rent Class A	3,315,278	66,571
*	GCI Liberty Inc. - Class A	1,257,001	66,445
	Pinnacle Financial Partners Inc.	1,007,817	64,702
	Medical Properties Trust Inc.	4,967,363	64,576
*,^ Credit Acceptance Corp.		184,082	60,823
*	Texas Capital Bancshares Inc.	676,306	60,800
	STORE Capital Corp.	2,376,796	58,992
	Life Storage Inc.	634,431	52,988
*	Essent Group Ltd.	1,202,470	51,177
	FirstCash Inc.	602,308	48,938
	Home BancShares Inc.	2,128,599	48,553
	Gramercy Property Trust	2,190,536	47,600
	Spirit Realty Capital Inc.	6,116,560	47,465
	Healthcare Realty Trust Inc.	1,706,892	47,298
	CoreSite Realty Corp.	466,581	46,779
	Ryman Hospitality Properties Inc.	592,942	45,923
	Colony NorthStar Inc. Class A	7,975,076	44,820
	PacWest Bancorp	878,224	43,498
*	HealthEquity Inc.	702,300	42,517
*	Green Dot Corp. Class A	626,615	40,204
	Paramount Group Inc.	2,787,934	39,700
*	Zillow Group Inc. Class A	723,751	39,083
	Physicians Realty Trust	2,443,205	38,041
^	Uniti Group Inc.	2,270,604	36,897
	Evercore Inc. Class A	420,881	36,701
^	Omega Healthcare Investors Inc.	1,351,521	36,545
	Corporate Office Properties Trust	1,381,081	35,673
*	Blackhawk Network Holdings Inc.	773,845	34,591
	Education Realty Trust Inc.	1,033,250	33,839
	Sterling Bancorp	1,454,249	32,793
	Pebblebrook Hotel Trust	940,311	32,300
*,^ LendingTree Inc.		97,906	32,128
	Simmons First National Corp. Class A	1,128,017	32,092
	STAG Industrial Inc.	1,323,927	31,668
*,^ BofI Holding Inc.		766,161	31,052
	Rexford Industrial Realty Inc.	1,073,080	30,894
	Kennedy-Wilson Holdings Inc.	1,753,096	30,504
	Financial Engines Inc.	858,910	30,062
	Urban Edge Properties	1,396,229	29,809
*	FCB Financial Holdings Inc. Class A	576,433	29,456
	PS Business Parks Inc.	259,688	29,355
	Moelis & Co. Class A	549,726	27,954
	Retail Opportunity Investments Corp.	1,532,800	27,085
	LegacyTexas Financial Group Inc.	623,282	26,689
*	Eagle Bancorp Inc.	442,278	26,470
	Ameris Bancorp	494,165	26,141
	Towne Bank	882,525	25,240
	ServisFirst Bancshares Inc.	612,900	25,019
	HFF Inc. Class A	499,061	24,803
	Terreno Realty Corp.	718,688	24,802
	Hilltop Holdings Inc.	980,267	22,997
	Sabra Health Care REIT Inc.	1,214,602	21,438

	QTS Realty Trust Inc. Class A	587,604	21,283
*	LendingClub Corp.	5,130,600	17,957
*	Third Point Reinsurance Ltd.	1,243,281	17,344
	Kite Realty Group Trust	1,114,003	16,966
	WisdomTree Investments Inc.	1,577,154	14,462
	CareTrust REIT Inc.	1,031,452	13,821
	National Bank Holdings Corp. Class A	391,012	13,001
	Kearny Financial Corp.	965,740	12,555
*	Pacific Premier Bancorp Inc.	298,988	12,019
*,^ Redfin Corp.		514,467	11,745
	Cohen & Steers Inc.	285,618	11,613
	TFS Financial Corp.	759,379	11,155
	Virtu Financial Inc. Class A	334,254	11,030
	Alexander's Inc.	28,210	10,754
^	Colony Northstar Credit Real Estate Inc. Class A	557,269	10,560
	Houlihan Lokey Inc. Class A	210,681	9,396
*	St. Joe Co.	496,601	9,361
	VICI Properties Inc.	504,678	9,246
	New Senior Investment Group Inc.	1,075,122	8,794
	American Assets Trust Inc.	258,364	8,632
*	Marcus & Millichap Inc.	235,802	8,503
	Independent Bank Group Inc.	115,316	8,153
	RMR Group Inc. Class A	93,280	6,525
*	PennyMac Financial Services Inc. Class A	284,361	6,441
	Front Yard Residential Corp.	620,352	6,235
	Americold Realty Trust	292,818	5,587
	Hamilton Lane Inc. Class A	138,977	5,174
	Northfield Bancorp Inc.	284,161	4,436
*	Newmark Group Inc. Class A	282,727	4,295
	Investment Technology Group Inc.	206,391	4,074
*	On Deck Capital Inc.	376,529	2,105
*,^ Longfin Corp.		56,276	971
*	Victory Capital Holdings Inc. Class A	72,900	897
	GAMCO Investors Inc. Class A	30,215	750
*	Bridgewater Bancshares Inc.	14,825	194
	Gaming and Leisure Properties Inc.	624	21
	Forest City Realty Trust Inc. Class A	784	16
	JBG SMITH Properties	329	11
	Alexander & Baldwin Inc.	211	5
	InfraREIT Inc.	120	2
*	Industrial Logistics Properties Trust	60	1
			3,724,591
Health Care (16.4%)
*	Bluebird Bio Inc.	680,747	116,238
*	Nektar Therapeutics Class A	1,092,656	116,106
*	Neurocrine Biosciences Inc.	1,216,999	100,926
	West Pharmaceutical Services Inc.	1,011,259	89,284
*	Exelixis Inc.	4,029,409	89,251
*	DexCom Inc.	1,183,562	87,773
*	ABIOMED Inc.	286,581	83,392
	Bio-Techne Corp.	510,392	77,090
*	Ionis Pharmaceuticals Inc.	1,699,684	74,922
*	Catalent Inc.	1,815,731	74,554
*	Bio-Rad Laboratories Inc. Class A	285,399	71,373
*	Insulet Corp.	795,242	68,932
*	Exact Sciences Corp.	1,646,088	66,387
*	Sarepta Therapeutics Inc.	836,285	61,960

*	PRA Health Sciences Inc.	695,029	57,660
*	Masimo Corp.	633,340	55,702
*	Agios Pharmaceuticals Inc.	663,706	54,278
	STERIS plc	577,736	53,937
	Cantel Medical Corp.	483,919	53,913
*	ICU Medical Inc.	205,607	51,895
*	Penumbra Inc.	415,988	48,109
*	Integra LifeSciences Holdings Corp.	854,957	47,313
*	Globus Medical Inc.	937,877	46,725
*	FibroGen Inc.	1,007,586	46,550
*	Array BioPharma Inc.	2,827,974	46,153
*	Avexis Inc.	372,723	46,061
*	Ligand Pharmaceuticals Inc.	273,119	45,108
*	Neogen Corp.	666,746	44,665
*	Acadia Healthcare Co. Inc.	1,136,550	44,530
	Healthcare Services Group Inc.	947,997	41,219
	Bruker Corp.	1,377,144	41,204
*	Amicus Therapeutics Inc.	2,528,313	38,026
*	Syneos Health Inc.	1,065,850	37,838
*	Seattle Genetics Inc.	699,297	36,601
*	NuVasive Inc.	694,119	36,240
*	Ultragenyx Pharmaceutical Inc.	641,853	32,728
*	Halozyme Therapeutics Inc.	1,653,509	32,392
*	Horizon Pharma plc	2,232,044	31,695
*	ACADIA Pharmaceuticals Inc.	1,353,405	30,411
*	Supernus Pharmaceuticals Inc.	663,246	30,377
*	Global Blood Therapeutics Inc.	625,954	30,234
*	Emergent BioSolutions Inc.	571,737	30,102
*	Nevro Corp.	346,225	30,007
*	Molina Healthcare Inc.	367,701	29,850
*,^ TESARO Inc.		518,493	29,627
*	Puma Biotechnology Inc.	434,477	29,566
*	Merit Medical Systems Inc.	649,403	29,450
*	Medicines Co.	893,585	29,435
*	Portola Pharmaceuticals Inc.	888,762	29,027
*	Ironwood Pharmaceuticals Inc. Class A	1,862,126	28,733
*	Wright Medical Group NV	1,444,383	28,657
*	Spark Therapeutics Inc.	429,123	28,575
*,^ Teladoc Inc.		700,232	28,219
*	Inogen Inc.	227,368	27,930
*	Haemonetics Corp.	363,236	26,574
*	Arena Pharmaceuticals Inc.	652,401	25,770
*	Akorn Inc.	1,277,650	23,905
*	Amedisys Inc.	392,794	23,701
*	Insmed Inc.	1,043,511	23,500
*	NxStage Medical Inc.	902,317	22,432
*	Tivity Health Inc.	539,348	21,385
	Abaxis Inc.	293,352	20,717
*	Quidel Corp.	392,829	20,352
*	Novocure Ltd.	921,654	20,092
*	Spectrum Pharmaceuticals Inc.	1,233,933	19,854
*,^ Radius Health Inc.		545,664	19,611
*	HMS Holdings Corp.	1,143,870	19,263
*	Varex Imaging Corp.	511,604	18,305
*	Momenta Pharmaceuticals Inc.	985,942	17,895
*	Aimmune Therapeutics Inc.	543,665	17,305
*	Innoviva Inc.	1,027,178	17,123

*	Clovis Oncology Inc.	316,567	16,715
*	Editas Medicine Inc.	494,283	16,385
*	Pacira Pharmaceuticals Inc.	522,961	16,290
*	Acorda Therapeutics Inc.	634,019	14,995
*,^ Intrexon Corp.		958,077	14,687
*,^ Intercept Pharmaceuticals Inc.		238,310	14,661
*,^ OPKO Health Inc.		4,557,403	14,447
*	Orthofix International NV	234,193	13,766
*,^ Theravance Biopharma Inc.		550,783	13,356
*,^ Immunomedics Inc.		902,865	13,191
*	Epizyme Inc.	703,396	12,485
*,^ Glaukos Corp.		397,256	12,247
	Luminex Corp.	569,698	12,004
*	Esperion Therapeutics Inc.	162,381	11,745
*	Corcept Therapeutics Inc.	699,397	11,505
*	Alder Biopharmaceuticals Inc.	884,811	11,237
*	Sangamo Therapeutics Inc.	575,368	10,932
*	Omnicell Inc.	247,041	10,722
*	Acceleron Pharma Inc.	259,325	10,140
*	AMAG Pharmaceuticals Inc.	483,085	9,734
*	Repligen Corp.	267,573	9,681
*	MyoKardia Inc.	182,468	8,904
	Ensign Group Inc.	334,731	8,803
	HealthStream Inc.	350,385	8,700
*	Genomic Health Inc.	263,881	8,257
	Meridian Bioscience Inc.	580,149	8,238
	Analogic Corp.	85,639	8,213
*	PTC Therapeutics Inc.	296,327	8,019
*	Foundation Medicine Inc.	98,731	7,775
*,^ Intellia Therapeutics Inc.		345,963	7,296
*	Natus Medical Inc.	203,966	6,863
*	Achillion Pharmaceuticals Inc.	1,773,655	6,580
*	CorVel Corp.	129,360	6,539
*,^ TherapeuticsMD Inc.		1,188,060	5,786
*	Accuray Inc.	1,088,005	5,440
*	Aduro Biotech Inc.	579,139	5,386
*,^ MiMedx Group Inc.		718,503	5,008
*,^ Lexicon Pharmaceuticals Inc.		583,422	5,000
*,^ Keryx Biopharmaceuticals Inc.		1,222,210	4,999
*,^ Akcea Therapeutics Inc.		181,211	4,641
*,^ Surgery Partners Inc.		266,396	4,569
*	Medpace Holdings Inc.	122,610	4,280
*	Natera Inc.	442,669	4,104
*	Five Prime Therapeutics Inc.	219,870	3,777
*,^ ZIOPHARM Oncology Inc.		871,101	3,415
*,^ Insys Therapeutics Inc.		403,061	2,434
*	Endologix Inc.	540,886	2,288
*,^ Seres Therapeutics Inc.		281,309	2,065
*,^ Denali Therapeutics Inc.		86,583	1,705
*	Depomed Inc.	195,498	1,288
*	Unum Therapeutics Inc.	55,032	611
*	Bioxcel Therapeutics Inc.	44,125	452
*	ARMO BioSciences Inc.	7,382	276
*	Evolus Inc.	28,267	255
*	Wright Medical Group Inc. CVR	165,303	220
*	Arcus Biosciences Inc.	10,093	156
*	Homology Medicines Inc.	2,786	52

* Alnylam Pharmaceuticals Inc.	276	33
* Celldex Therapeutics Inc.	211	1
		3,510,067
Industrials (20.9%)
* TransUnion	2,500,443	141,975
Old Dominion Freight Line Inc.	953,726	140,169
Jack Henry & Associates Inc.	1,052,237	127,268
AO Smith Corp.	1,981,843	126,025
Lennox International Inc.	532,914	108,912
Graco Inc.	2,308,315	105,536
* Zebra Technologies Corp.	725,256	100,948
* Berry Global Group Inc.	1,787,066	97,949
Nordson Corp.	708,709	96,625
* WEX Inc.	585,931	91,769
* HD Supply Holdings Inc.	2,415,199	91,633
Broadridge Financial Solutions Inc.	794,405	87,138
Toro Co.	1,387,225	86,632
BWX Technologies Inc.	1,353,515	85,989
* Teledyne Technologies Inc.	458,485	85,815
Knight-Swift Transportation Holdings Inc.	1,817,682	83,632
* XPO Logistics Inc.	817,235	83,203
National Instruments Corp.	1,608,502	81,342
Hexcel Corp.	1,223,626	79,034
Watsco Inc.	415,687	75,227
Genpact Ltd.	2,100,797	67,205
* Keysight Technologies Inc.	1,278,765	66,995
Littelfuse Inc.	321,080	66,842
Eagle Materials Inc.	629,944	64,916
* Coherent Inc.	337,653	63,276
Landstar System Inc.	571,593	62,675
MAXIMUS Inc.	888,235	59,281
Cognex Corp.	1,122,937	58,382
Universal Display Corp.	576,753	58,252
Air Lease Corp. Class A	1,340,813	57,145
* On Assignment Inc.	672,832	55,091
HEICO Corp. Class A	768,966	54,558
Woodward Inc.	751,191	53,830
* Euronet Worldwide Inc.	681,599	53,792
John Bean Technologies Corp.	429,982	48,760
FLIR Systems Inc.	943,929	47,206
* USG Corp.	1,153,104	46,608
* Summit Materials Inc. Class A	1,503,244	45,518
* Cimpress NV	292,379	45,231
* Trex Co. Inc.	400,901	43,606
* Proto Labs Inc.	344,805	40,532
* RBC Bearings Inc.	314,323	39,039
HEICO Corp.	438,633	38,078
* TopBuild Corp.	484,733	37,092
* AMN Healthcare Services Inc.	648,944	36,828
Packaging Corp. of America	321,452	36,228
Insperity Inc.	508,328	35,354
* Clean Harbors Inc.	697,712	34,055
Simpson Manufacturing Co. Inc.	580,315	33,420
* Itron Inc.	448,357	32,080
* II-VI Inc.	765,964	31,328
* Builders FirstSource Inc.	1,538,592	30,526
* Rogers Corp.	248,484	29,704

*	Gardner Denver Holdings Inc.	935,592	28,704
	Louisiana-Pacific Corp.	987,086	28,398
	Exponent Inc.	351,266	27,627
*	TriNet Group Inc.	567,645	26,293
*	Aerojet Rocketdyne Holdings Inc.	920,263	25,740
	Albany International Corp.	394,548	24,738
*	ExlService Holdings Inc.	438,914	24,478
*	WageWorks Inc.	539,696	24,394
*	Masonite International Corp.	386,498	23,712
*	Floor & Decor Holdings Inc. Class A	453,247	23,623
	Mueller Water Products Inc. Class A	2,168,476	23,571
	Schneider National Inc. Class B	894,805	23,319
	Covanta Holding Corp.	1,605,043	23,273
	EnPro Industries Inc.	290,440	22,474
	Franklin Electric Co. Inc.	538,542	21,946
	Forward Air Corp.	403,587	21,334
	Cubic Corp.	333,374	21,203
*	Ambarella Inc.	429,152	21,024
	AAON Inc.	533,543	20,808
	Sun Hydraulics Corp.	384,106	20,573
*	Paylocity Holding Corp.	393,936	20,181
	Methode Electronics Inc.	493,995	19,315
*	Imperva Inc.	440,011	19,052
*	Air Transport Services Group Inc.	763,149	17,797
	Badger Meter Inc.	375,461	17,703
	Maxar Technologies Ltd.	380,809	17,612
*	Armstrong World Industries Inc.	310,890	17,503
*	Advanced Disposal Services Inc.	781,924	17,421
	Raven Industries Inc.	484,157	16,970
	Apogee Enterprises Inc.	387,181	16,784
	Tennant Co.	231,000	15,639
	AZZ Inc.	351,400	15,356
	Granite Construction Inc.	269,965	15,080
*	Continental Building Products Inc.	510,559	14,576
*	JELD-WEN Holding Inc.	464,231	14,215
*,^ Axon Enterprise Inc.		344,495	13,542
*	FARO Technologies Inc.	229,601	13,409
*	Aerovironment Inc.	293,921	13,376
	Lindsay Corp.	146,063	13,356
*,^ Evolent Health Inc. Class A		864,251	12,316
	Advanced Drainage Systems Inc.	460,485	11,927
	Heartland Express Inc.	628,521	11,307
*	Veeco Instruments Inc.	653,442	11,109
*	American Woodmark Corp.	107,282	10,562
	Comfort Systems USA Inc.	253,374	10,452
*	Thermon Group Holdings Inc.	445,361	9,981
*	Inovalon Holdings Inc. Class A	820,043	8,692
*	Installed Building Products Inc.	141,108	8,474
	Gorman-Rupp Co.	284,275	8,315
	Quanex Building Products Corp.	477,572	8,310
	REV Group Inc.	396,070	8,222
*	Ply Gem Holdings Inc.	281,565	6,082
*	InnerWorkings Inc.	643,473	5,823
*,^ MACOM Technology Solutions Holdings Inc.		307,142	5,099
*	Astronics Corp.	121,908	4,547
*	Mistras Group Inc.	235,230	4,455
*	American Outdoor Brands Corp.	368,356	3,801

*	Armstrong Flooring Inc.	141,569	1,921
*	Astronics Corp. Class B	21,402	791
*	Cardlytics Inc.	18,096	265
*	CoStar Group Inc.	112	41
*	IPG Photonics Corp.	108	25
*	OSI Systems Inc.	56	4
	Primoris Services Corp.	127	3
*	Cardtronics plc Class A	142	3
*	Gates Industrial Corp. plc	132	2
			4,488,902
Oil & Gas (4.8%)
*	Parsley Energy Inc. Class A	3,264,911	94,650
*	Diamondback Energy Inc.	668,943	84,635
*	Energen Corp.	1,324,020	83,228
*	RSP Permian Inc.	1,728,203	81,018
*	Newfield Exploration Co.	2,720,340	66,431
	Core Laboratories NV	601,595	65,105
	Patterson-UTI Energy Inc.	3,027,751	53,016
*	Centennial Resource Development Inc. Class A	2,482,493	45,554
*	PDC Energy Inc.	897,232	43,991
*	WPX Energy Inc.	2,713,021	40,098
*	Matador Resources Co.	1,256,438	37,580
*	Callon Petroleum Co.	2,749,228	36,400
*	Southwestern Energy Co.	8,000,436	34,642
*	SRC Energy Inc.	3,268,797	30,825
*	Chart Industries Inc.	419,028	24,735
*	Gulfport Energy Corp.	2,242,613	21,641
	Pattern Energy Group Inc. Class A	1,196,670	20,690
*	Laredo Petroleum Inc.	2,139,998	18,639
*	Carrizo Oil & Gas Inc.	1,048,904	16,782
*	Extraction Oil & Gas Inc.	1,402,781	16,076
^	RPC Inc.	882,228	15,907
	SM Energy Co.	761,067	13,722
*	SEACOR Holdings Inc.	217,341	11,106
*,^ Jagged Peak Energy Inc.		725,191	10,247
*	Cactus Inc.	355,314	9,569
*	Newpark Resources Inc.	1,118,158	9,057
*	Keane Group Inc.	603,156	8,927
*	ProPetro Holding Corp.	429,029	6,817
*,^ WildHorse Resource Development Corp.		345,007	6,586
*	Forum Energy Technologies Inc.	553,778	6,092
*	Alta Mesa Resources Inc.	728,316	5,826
*	Ultra Petroleum Corp.	1,337,789	5,579
*,^ Tellurian Inc.		536,466	3,868
*	FTS International Inc.	186,128	3,423
*,^ Liberty Oilfield Services Inc. Class A		188,001	3,175
*	NCS Multistage Holdings Inc.	119,569	1,793
*	Eclipse Resources Corp.	286,682	413
*,^ NextDecade Corp.		74,554	368
*	Quintana Energy Services Inc.	18,043	176
*	QEP Resources Inc.	747	7
*	Sanchez Energy Corp.	221	1
			1,038,395
Other (0.0%)2
*,3 Dyax Corp. CVR Exp. 12/31/2019		1,798,309	3,597
*,3 NewStar Financial Inc. CVR		323,987	159

*,3 Media General Inc. CVR		1,362,047	53
*,3 Clinical Data CVR		132,154	—
			3,809
Technology (18.1%)
	SS&C Technologies Holdings Inc.	2,383,153	127,832
*	PTC Inc.	1,583,727	123,547
*	GoDaddy Inc. Class A	1,800,781	110,604
*	Veeva Systems Inc. Class A	1,507,325	110,065
*	Fortinet Inc.	2,013,205	107,868
*	Tyler Technologies Inc.	490,357	103,446
*	Ultimate Software Group Inc.	386,550	94,202
	MKS Instruments Inc.	739,461	85,519
*	Guidewire Software Inc.	1,026,399	82,964
*	IAC/InterActiveCorp	523,246	81,825
*	EPAM Systems Inc.	685,511	78,505
*	athenahealth Inc.	546,047	78,101
*	Proofpoint Inc.	685,360	77,891
*	Aspen Technology Inc.	979,716	77,290
*	Cavium Inc.	902,967	71,678
*	Tableau Software Inc. Class A	874,518	70,679
*	Nutanix Inc.	1,428,820	70,169
*	Paycom Software Inc.	644,804	69,245
	Entegris Inc.	1,922,223	66,893
	Blackbaud Inc.	654,753	66,660
*	Fair Isaac Corp.	389,065	65,896
*	Zendesk Inc.	1,313,337	62,869
	Monolithic Power Systems Inc.	510,094	59,054
*	2U Inc.	675,582	56,769
*	Integrated Device Technology Inc.	1,802,303	55,078
*	RingCentral Inc. Class A	840,037	53,342
*	Silicon Laboratories Inc.	581,627	52,288
*	Lumentum Holdings Inc.	806,585	51,460
*	Ciena Corp.	1,962,591	50,831
*	HubSpot Inc.	464,615	50,318
*,^ ViaSat Inc.		760,602	49,987
	j2 Global Inc.	626,074	49,410
*	Medidata Solutions Inc.	758,079	47,615
*	RealPage Inc.	846,526	43,596
*	Dycom Industries Inc.	400,383	43,093
*	New Relic Inc.	566,215	41,968
*	Ellie Mae Inc.	442,829	40,714
*	FireEye Inc.	2,388,300	40,434
*	Manhattan Associates Inc.	925,648	38,766
*	ACI Worldwide Inc.	1,614,624	38,299
*	Cirrus Logic Inc.	863,003	35,064
	InterDigital Inc.	471,683	34,716
*	Advanced Energy Industries Inc.	539,708	34,487
*	Twilio Inc. Class A	890,358	33,994
*	Envestnet Inc.	572,977	32,832
*	Callidus Software Inc.	899,013	32,319
*	Box Inc.	1,564,885	32,158
*	CommVault Systems Inc.	550,855	31,509
*	Pure Storage Inc. Class A	1,535,812	30,639
*	Allscripts Healthcare Solutions Inc.	2,459,719	30,378
*	Mercury Systems Inc.	624,145	30,159
*	NetScout Systems Inc.	1,129,327	29,758
*	Qualys Inc.	402,295	29,267

	Pegasystems Inc.	477,167	28,940
*,^ Match Group Inc.		645,766	28,698
*	Cornerstone OnDemand Inc.	709,476	27,748
*	Cree Inc.	680,427	27,428
	Power Integrations Inc.	385,025	26,316
	Brooks Automation Inc.	910,101	24,646
	Cogent Communications Holdings Inc.	562,888	24,429
*	Coupa Software Inc.	524,677	23,936
	Ebix Inc.	299,759	22,332
*	Infinera Corp.	2,035,902	22,110
*,^ Ubiquiti Networks Inc.		317,464	21,842
*	Bottomline Technologies de Inc.	525,999	20,382
*	Rambus Inc.	1,493,155	20,053
*	MaxLinear Inc.	828,869	18,857
*	Blackline Inc.	439,559	17,235
*,^ 3D Systems Corp.		1,468,094	17,015
*	Avaya Holdings Corp.	748,686	16,771
*	MicroStrategy Inc. Class A	127,766	16,481
*	Diodes Inc.	535,282	16,305
*	Alarm.com Holdings Inc.	417,099	15,741
*	Inphi Corp.	519,339	15,632
	Xperi Corp.	668,883	14,147
*	Hortonworks Inc.	691,978	14,096
	Plantronics Inc.	223,740	13,507
	Monotype Imaging Holdings Inc.	568,106	12,754
*	LivePerson Inc.	735,932	12,032
*	Cray Inc.	555,838	11,506
*	Acacia Communications Inc.	297,905	11,457
	NIC Inc.	856,220	11,388
*	Shutterstock Inc.	235,557	11,342
*	Rapid7 Inc.	432,282	11,053
*	CEVA Inc.	301,036	10,897
*	Alteryx Inc. Class A	293,080	10,006
*	Super Micro Computer Inc.	533,332	9,067
*	Lattice Semiconductor Corp.	1,613,125	8,985
*	Virtusa Corp.	181,212	8,782
*	CommerceHub Inc.	378,625	8,515
	Switch Inc.	491,659	7,822
*	Altair Engineering Inc. Class A	233,636	7,327
*	Loral Space & Communications Inc.	175,567	7,312
*	FormFactor Inc.	500,849	6,837
*,^ Gogo Inc.		774,729	6,686
*,^ Benefitfocus Inc.		258,090	6,297
*	Cision Ltd.	508,372	5,882
*	Endurance International Group Holdings Inc.	773,959	5,727
	Forrester Research Inc.	136,397	5,654
*	CommerceHub Inc. Class A	185,917	4,183
*,^ WideOpenWest Inc.		482,585	3,450
*	Castlight Health Inc. Class B	938,576	3,426
*	SendGrid Inc.	114,197	3,213
*	Synchronoss Technologies Inc.	241,553	2,548
*	Zscaler Inc.	90,063	2,528
*	MobileIron Inc.	394,460	1,953
*	Casa Systems Inc.	59,130	1,735
*,^ SecureWorks Corp. Class A		111,951	905
*	Finisar Corp.	353	6
*	Electronics For Imaging Inc.	144	4

*	SailPoint Technologies Holding Inc.			67	1
					3,879,977
	Telecommunications (0.3%)
	Shenandoah Telecommunications Co.			636,645	22,919
*	GTT Communications Inc.			221,729	12,572
	ATN International Inc.			143,147	8,535
*	Cincinnati Bell Inc.			578,911	8,018
	*,^ Globalstar Inc.			7,785,487	5,353
	Windstream Holdings Inc.			1,241,426	1,750
					59,147
	Utilities (0.3%)
	Ormat Technologies Inc.			516,880	29,142
*	Dynegy Inc.			982,925	13,289
*	Evoqua Water Technologies Corp.			621,060	13,222
	*,^ Sunrun Inc.			1,169,173	10,441
	TerraForm Power Inc. Class A			908,409	9,747
	*,^ Vivint Solar Inc.			195,395	713
					76,554
	Total Common Stocks (Cost $15,883,675)				21,450,505

		Coupon
	Temporary Cash Investments (1.0%)1
	Money Market Fund (1.0%)
	4,5 Vanguard Market Liquidity Fund	1.775%		2,191,553	219,155

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	250	250
6	United States Treasury Bill	1.446%	5/31/18	2,776	2,768
6	United States Treasury Bill	1.693%	7/12/18	300	299
					3,317
	Total Temporary Cash Investments (Cost $222,457)				222,472
	Total Investments (101.0%) (Cost $16,106,132)				21,672,977
	Other Assets and Liabilities-Net (-1.0%)5				(216,133)
	Net Assets (100%)				21,456,844

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $204,102,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $213,531,000 of collateral received for securities on loan.
6 Securities with a value of $1,545,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	253	19,370	(887)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,446,696	—	3,809
Temporary Cash Investments	219,155	3,317	—
Futures Contracts—Assets[1]	175	—	—
Total	21,666,026	3,317	3,809
1 Represents variation margin on the last day of the reporting period.

Small-Cap Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $16,106,132,000. Net unrealized appreciation of investment securities for tax purposes was $5,566,845,000, consisting of unrealized gains of $6,655,322,000 on securities that had risen in value since their purchase and $1,088,477,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (6.2%)
	Steel Dynamics Inc.	3,406,311	150,627
	Chemours Co.	2,762,653	134,569
	RPM International Inc.	2,021,419	96,361
	United States Steel Corp.	2,661,864	93,671
	Huntsman Corp.	3,088,054	90,326
	Olin Corp.	2,529,162	76,861
	Ashland Global Holdings Inc.	941,762	65,725
*	Alcoa Corp.	1,399,924	62,941
	WR Grace & Co.	1,025,762	62,807
	PolyOne Corp.	1,222,574	51,984
	Scotts Miracle-Gro Co.	603,111	51,717
	Peabody Energy Corp.	1,285,793	46,931
	Cabot Corp.	841,978	46,915
	Sensient Technologies Corp.	658,037	46,444
	Domtar Corp.	948,133	40,334
	HB Fuller Co.	763,372	37,962
	Minerals Technologies Inc.	536,284	35,904
	Commercial Metals Co.	1,677,141	34,314
	Carpenter Technology Corp.	710,151	31,332
*	Cleveland-Cliffs Inc.	4,503,843	31,302
	Compass Minerals International Inc.	512,017	30,875
*	GCP Applied Technologies Inc.	1,029,943	29,920
	Arch Coal Inc. Class A	315,478	28,986
	Quaker Chemical Corp.	190,875	28,274
	Worthington Industries Inc.	652,416	28,002
	Stepan Co.	306,032	25,456
	Innospec Inc.	367,678	25,223
	Kaiser Aluminum Corp.	241,044	24,321
	Tronox Ltd. Class A	1,308,457	24,128
*	Univar Inc.	854,907	23,724
*	Kraton Corp.	476,718	22,744
*	Allegheny Technologies Inc.	949,010	22,472
	Hecla Mining Co.	6,049,849	22,203
*	AK Steel Holding Corp.	4,759,143	21,559
	A Schulman Inc.	400,828	17,236
	Rayonier Advanced Materials Inc.	779,950	16,745
*	Ferro Corp.	632,729	14,692
	PH Glatfelter Co.	656,782	13,484
*	Koppers Holdings Inc.	313,179	12,872
	Warrior Met Coal Inc.	442,072	12,382
*	Century Aluminum Co.	724,796	11,988
	Innophos Holdings Inc.	294,023	11,823
*	Coeur Mining Inc.	1,399,629	11,197
*	CONSOL Energy Inc.	381,040	11,039
*	Clearwater Paper Corp.	251,894	9,849
	Tredegar Corp.	481,129	8,636
	Kronos Worldwide Inc.	354,978	8,022
*	Resolute Forest Products Inc.	893,829	7,419
	Haynes International Inc.	191,783	7,117

* SunCoke Energy Inc.	498,477	5,364
FutureFuel Corp.	400,054	4,797
Versum Materials Inc.	645	24
		1,831,600
Consumer Goods (7.1%)
* US Foods Holding Corp.	3,247,925	106,435
Pinnacle Foods Inc.	1,801,690	97,471
* Herbalife Ltd.	926,060	90,263
Leggett & Platt Inc.	2,000,964	88,763
Thor Industries Inc.	757,672	87,261
Ingredion Inc.	546,880	70,504
Valvoline Inc.	3,027,547	67,000
Delphi Technologies plc	1,340,646	63,882
Flowers Foods Inc.	2,708,870	59,216
Dana Inc.	2,195,560	56,558
Nu Skin Enterprises Inc. Class A	758,240	55,890
Energizer Holdings Inc.	903,314	53,819
* Visteon Corp.	468,003	51,593
Goodyear Tire & Rubber Co.	1,819,454	48,361
* Deckers Outdoor Corp.	480,471	43,257
* Darling Ingredients Inc.	2,491,884	43,110
Tenneco Inc.	780,859	42,846
* Edgewell Personal Care Co.	817,921	39,931
Wolverine World Wide Inc.	1,375,792	39,760
* Taylor Morrison Home Corp. Class A	1,683,247	39,186
KB Home	1,313,056	37,356
Sanderson Farms Inc.	311,128	37,030
^ Spectrum Brands Holdings Inc.	350,675	36,365
* Helen of Troy Ltd.	408,196	35,513
Mattel Inc.	2,600,075	34,191
* Cooper-Standard Holdings Inc.	270,530	33,224
* TreeHouse Foods Inc.	855,184	32,728
Tupperware Brands Corp.	655,039	31,691
Herman Miller Inc.	904,209	28,889
* American Axle & Manufacturing Holdings Inc.	1,681,324	25,590
* G-III Apparel Group Ltd.	632,622	23,837
HNI Corp.	655,821	23,669
Cooper Tire & Rubber Co.	767,033	22,474
La-Z-Boy Inc.	709,082	21,237
* Central Garden & Pet Co. Class A	523,303	20,728
ACCO Brands Corp.	1,609,057	20,194
Fresh Del Monte Produce Inc.	442,191	20,005
MDC Holdings Inc.	677,861	18,926
* Avon Products Inc.	6,650,071	18,886
Seaboard Corp.	4,385	18,702
Universal Corp.	378,104	18,338
Columbia Sportswear Co.	237,603	18,160
Schweitzer-Mauduit International Inc.	462,663	18,113
Lancaster Colony Corp.	145,380	17,902
* Crocs Inc.	998,810	16,231
* Modine Manufacturing Co.	723,415	15,300
Steelcase Inc. Class A	1,099,814	14,957
Knoll Inc.	706,769	14,270
* Vista Outdoor Inc.	867,983	14,165
Briggs & Stratton Corp.	611,533	13,093
Andersons Inc.	385,219	12,751
Inter Parfums Inc.	256,587	12,098

	Dean Foods Co.	1,377,552	11,875
	Acushnet Holdings Corp.	504,553	11,650
	Movado Group Inc.	237,587	9,123
	Oxford Industries Inc.	119,923	8,941
	Ethan Allen Interiors Inc.	378,219	8,680
*,^ Fossil Group Inc.		659,785	8,379
	National Presto Industries Inc.	78,594	7,368
*	Central Garden & Pet Co.	152,752	6,568
^	Tootsie Roll Industries Inc.	205,825	6,062
	Phibro Animal Health Corp. Class A	149,834	5,948
	Titan International Inc.	389,325	4,909
	Superior Industries International Inc.	362,093	4,816
*,^ GoPro Inc. Class A		835,829	4,004
			2,070,042
Consumer Services (11.1%)
	KAR Auction Services Inc.	2,034,348	110,262
	Service Corp. International	2,660,612	100,412
*	JetBlue Airways Corp.	4,870,418	98,967
	Foot Locker Inc.	1,834,353	83,536
	H&R Block Inc.	3,163,833	80,393
	Chemed Corp.	241,587	65,919
	Dun & Bradstreet Corp.	559,792	65,496
	Williams-Sonoma Inc.	1,146,366	60,482
	Cinemark Holdings Inc.	1,586,269	59,755
	Cracker Barrel Old Country Store Inc.	363,287	57,835
	Extended Stay America Inc.	2,907,990	57,491
*	Beacon Roofing Supply Inc.	1,029,130	54,616
*	ServiceMaster Global Holdings Inc.	1,022,126	51,975
	Aaron's Inc.	1,070,824	49,900
*	Avis Budget Group Inc.	1,047,387	49,060
	Tribune Media Co. Class A	1,188,637	48,152
	American Eagle Outfitters Inc.	2,414,714	48,125
	Wendy's Co.	2,729,300	47,899
	New York Times Co. Class A	1,953,352	47,076
	AMERCO	133,481	46,064
*	Performance Food Group Co.	1,492,942	44,564
	John Wiley & Sons Inc. Class A	685,941	43,694
	Bed Bath & Beyond Inc.	2,047,563	42,978
*	AutoNation Inc.	903,259	42,254
	Dick's Sporting Goods Inc.	1,188,827	41,668
*	Adtalem Global Education Inc.	866,819	41,217
	SkyWest Inc.	745,261	40,542
	Graham Holdings Co. Class B	65,756	39,602
*	AMC Networks Inc. Class A	762,239	39,408
	Hillenbrand Inc.	858,105	39,387
*	Urban Outfitters Inc.	1,064,536	39,345
*	Spirit Airlines Inc.	1,032,183	38,996
	TEGNA Inc.	3,258,664	37,116
	Lithia Motors Inc. Class A	362,609	36,449
	Sinclair Broadcast Group Inc. Class A	1,151,871	36,054
	Children's Place Inc.	263,294	35,611
*	Murphy USA Inc.	487,114	35,462
	Signet Jewelers Ltd.	916,054	35,286
	Sabre Corp.	1,586,069	34,021
*	TripAdvisor Inc.	812,317	33,216
*	United Natural Foods Inc.	762,749	32,752
*	Penn National Gaming Inc.	1,241,165	32,593

	Meredith Corp.	600,237	32,293
*	Sally Beauty Holdings Inc.	1,894,158	31,159
	Bloomin' Brands Inc.	1,243,992	30,204
*	Cars.com Inc.	1,027,611	29,112
	Hawaiian Holdings Inc.	738,675	28,587
*	Weight Watchers International Inc.	439,944	28,033
	Dolby Laboratories Inc. Class A	436,364	27,735
	Big Lots Inc.	636,577	27,710
*,^ Rite Aid Corp.		16,182,852	27,187
*	Acxiom Corp.	1,139,373	25,875
	Cable One Inc.	36,772	25,266
	Brinker International Inc.	699,412	25,249
	Abercrombie & Fitch Co.	1,032,190	24,989
*	Herc Holdings Inc.	364,985	23,706
*	La Quinta Holdings Inc.	1,240,809	23,464
	Matthews International Corp. Class A	463,139	23,435
	DSW Inc. Class A	1,040,572	23,371
	Penske Automotive Group Inc.	517,837	22,956
*	Asbury Automotive Group Inc.	314,170	21,206
*	Rush Enterprises Inc. Class A	473,120	20,103
*	MSG Networks Inc.	884,635	19,993
	Caleres Inc.	583,456	19,604
	Group 1 Automotive Inc.	299,884	19,594
	GameStop Corp. Class A	1,536,259	19,388
	Tailored Brands Inc.	743,121	18,623
	Entercom Communications Corp. Class A	1,877,394	18,117
	Guess? Inc.	868,811	18,019
	Chico's FAS Inc.	1,927,716	17,427
	Dine Brands Global Inc.	257,861	16,911
	Strayer Education Inc.	166,803	16,855
	Gannett Co. Inc.	1,687,053	16,837
	Office Depot Inc.	7,791,548	16,752
*	Michaels Cos. Inc.	820,182	16,166
	International Speedway Corp. Class A	351,048	15,481
	Capella Education Co.	175,536	15,333
	Cheesecake Factory Inc.	312,580	15,073
*	Hertz Global Holdings Inc.	758,277	15,052
	Dillard's Inc. Class A	184,692	14,838
	Scholastic Corp.	376,065	14,606
	Core-Mark Holding Co. Inc.	661,929	14,073
*,^ Party City Holdco Inc.		874,689	13,645
*,^ JC Penney Co. Inc.		4,490,542	13,561
*,^ SeaWorld Entertainment Inc.		816,554	12,110
*	Liberty TripAdvisor Holdings Inc. Class A	1,081,545	11,627
*	Genesco Inc.	284,665	11,557
*	Houghton Mifflin Harcourt Co.	1,571,225	10,920
*	Laureate Education Inc. Class A	776,558	10,678
	Buckle Inc.	449,203	9,950
	SUPERVALU Inc.	587,885	8,953
*,^ Roku Inc.		274,602	8,540
*	Express Inc.	1,188,683	8,511
*	K12 Inc.	587,146	8,326
*	Regis Corp.	534,594	8,088
	Finish Line Inc. Class A	557,441	7,548
	Emerald Expositions Events Inc.	378,822	7,379
*	Biglari Holdings Inc.	17,803	7,271
*	Zumiez Inc.	290,022	6,932

	Sonic Automotive Inc. Class A	358,723	6,798
	New Media Investment Group Inc.	376,407	6,452
*	Fiesta Restaurant Group Inc.	326,653	6,043
	National CineMedia Inc.	1,141,876	5,926
	Weis Markets Inc.	143,967	5,900
*	Ascena Retail Group Inc.	2,853,428	5,735
	AMC Entertainment Holdings Inc. Class A	401,363	5,639
^	Rent-A-Center Inc.	652,317	5,630
	EW Scripps Co. Class A	428,838	5,142
*	American Public Education Inc.	118,790	5,108
*	Rush Enterprises Inc. Class B	97,636	3,943
*	Bojangles' Inc.	255,794	3,543
*	Hibbett Sports Inc.	143,747	3,443
*,^ Lands' End Inc.		147,102	3,435
	Speedway Motorsports Inc.	187,357	3,339
*	El Pollo Loco Holdings Inc.	319,796	3,038
*,^ Stitch Fix Inc. Class A		138,482	2,808
	Clear Channel Outdoor Holdings Inc. Class A	570,690	2,796
	Cato Corp. Class A	166,281	2,451
*	Smart & Final Stores Inc.	393,018	2,181
	Pier 1 Imports Inc.	595,393	1,917
*,^ GNC Holdings Inc. Class A		494,132	1,907
	Barnes & Noble Inc.	382,782	1,895
*,^ Sears Holdings Corp.		248,339	663
	ILG Inc.	630	20
	Boyd Gaming Corp.	470	15
*	Cargurus Inc.	70	3
*	National Vision Holdings Inc.	24	1
*	FTD Cos. Inc.	100	—
			3,247,379
Financials (31.1%)
	East West Bancorp Inc.	2,188,175	136,848
	American Financial Group Inc.	1,068,065	119,858
	Gaming and Leisure Properties Inc.	3,065,673	102,608
	WP Carey Inc.	1,616,803	100,226
	Apartment Investment & Management Co.	2,376,125	96,827
	Eaton Vance Corp.	1,697,014	94,473
	First American Financial Corp.	1,595,416	93,619
	First Horizon National Corp.	4,940,637	93,032
	Cullen/Frost Bankers Inc.	867,773	92,045
	National Retail Properties Inc.	2,323,992	91,240
	Brown & Brown Inc.	3,550,774	90,332
	Janus Henderson Group plc	2,729,588	90,322
	Liberty Property Trust	2,231,135	88,643
	Commerce Bancshares Inc.	1,454,038	87,111
	Synovus Financial Corp.	1,710,207	85,408
	RenaissanceRe Holdings Ltd.	605,258	83,834
	New Residential Investment Corp.	5,089,018	83,714
	Old Republic International Corp.	3,797,376	81,454
	LPL Financial Holdings Inc.	1,294,054	79,028
	Starwood Property Trust Inc.	3,753,387	78,633
	Webster Financial Corp.	1,394,689	77,266
	Validus Holdings Ltd.	1,140,319	76,914
	Hanover Insurance Group Inc.	643,053	75,810
	Park Hotels & Resorts Inc.	2,741,374	74,072
	Forest City Realty Trust Inc. Class A	3,633,514	73,615
	Wintrust Financial Corp.	847,398	72,919

* MGIC Investment Corp.	5,607,998	72,904
Assurant Inc.	794,474	72,623
Prosperity Bancshares Inc.	999,104	72,565
Umpqua Holdings Corp.	3,337,451	71,455
Interactive Brokers Group Inc.	1,026,968	69,053
Axis Capital Holdings Ltd.	1,195,673	68,835
Rayonier Inc.	1,951,170	68,642
Highwoods Properties Inc.	1,563,090	68,495
Hancock Holding Co.	1,289,617	66,673
FNB Corp.	4,899,418	65,897
Associated Banc-Corp	2,608,215	64,814
Primerica Inc.	669,238	64,648
BankUnited Inc.	1,616,574	64,631
Popular Inc.	1,544,715	64,291
IBERIABANK Corp.	815,561	63,614
Radian Group Inc.	3,265,466	62,174
EPR Properties	1,115,114	61,777
Assured Guaranty Ltd.	1,688,837	61,136
Hospitality Properties Trust	2,363,022	59,879
Valley National Bancorp	4,737,815	59,033
Chemical Financial Corp.	1,076,204	58,847
Stifel Financial Corp.	984,127	58,290
Apple Hospitality REIT Inc.	3,311,512	58,183
Senior Housing Properties Trust	3,595,132	56,300
Realogy Holdings Corp.	2,063,324	56,287
Cousins Properties Inc.	6,357,206	55,181
* Equity Commonwealth	1,789,691	54,890
CNO Financial Group Inc.	2,526,101	54,741
JBG SMITH Properties	1,604,594	54,091
Selective Insurance Group Inc.	887,212	53,854
Investors Bancorp Inc.	3,939,643	53,737
Bank of Hawaii Corp.	642,538	53,395
TCF Financial Corp.	2,339,302	53,359
United Bankshares Inc.	1,510,534	53,246
First Industrial Realty Trust Inc.	1,813,391	53,005
Navient Corp.	3,977,479	52,185
Legg Mason Inc.	1,279,183	51,999
Sunstone Hotel Investors Inc.	3,410,310	51,905
Weingarten Realty Investors	1,846,366	51,846
RLJ Lodging Trust	2,647,380	51,465
LaSalle Hotel Properties	1,713,665	49,713
BGC Partners Inc. Class A	3,694,749	49,694
Taubman Centers Inc.	872,784	49,670
UMB Financial Corp.	681,436	49,329
^ Blackstone Mortgage Trust Inc. Class A	1,556,770	48,914
MB Financial Inc.	1,206,028	48,820
PacWest Bancorp	976,272	48,355
South State Corp.	556,395	47,460
Fulton Financial Corp.	2,651,692	47,068
Chimera Investment Corp.	2,701,040	47,025
PotlatchDeltic Corp.	899,538	46,821
Cathay General Bancorp	1,163,442	46,514
BancorpSouth Bank	1,456,337	46,311
Columbia Banking System Inc.	1,103,488	46,291
Glacier Bancorp Inc.	1,203,284	46,182
Federated Investors Inc. Class B	1,374,097	45,895
* SLM Corp.	4,084,993	45,793

MFA Financial Inc.	6,029,691	45,404
Erie Indemnity Co. Class A	383,744	45,144
Washington Federal Inc.	1,301,609	45,036
First Financial Bankshares Inc.	969,972	44,910
White Mountains Insurance Group Ltd.	53,921	44,351
Brandywine Realty Trust	2,693,579	42,774
EastGroup Properties Inc.	498,704	41,223
Community Bank System Inc.	767,159	41,089
Two Harbors Investment Corp.	2,641,559	40,601
Omega Healthcare Investors Inc.	1,500,507	40,574
Aspen Insurance Holdings Ltd.	900,182	40,373
Empire State Realty Trust Inc.	2,399,975	40,296
National Health Investors Inc.	596,944	40,168
RLI Corp.	632,636	40,103
Outfront Media Inc.	2,098,253	39,321
ProAssurance Corp.	808,383	39,247
Old National Bancorp	2,300,174	38,873
Retail Properties of America Inc.	3,323,431	38,751
GEO Group Inc.	1,877,523	38,433
First Midwest Bancorp Inc.	1,553,721	38,206
First Citizens BancShares Inc. Class A	91,629	37,865
American Equity Investment Life Holding Co.	1,284,994	37,727
Columbia Property Trust Inc.	1,815,157	37,138
First Financial Bancorp	1,261,971	37,039
Sterling Bancorp	1,616,490	36,452
Piedmont Office Realty Trust Inc. Class A	2,046,518	35,998
United Community Banks Inc.	1,137,072	35,988
Great Western Bancorp Inc.	891,310	35,893
CVB Financial Corp.	1,584,433	35,872
Hope Bancorp Inc.	1,946,648	35,410
Brixmor Property Group Inc.	2,305,855	35,164
CoreCivic Inc.	1,790,038	34,942
BOK Financial Corp.	347,048	34,354
* OneMain Holdings Inc.	1,131,690	33,883
Kemper Corp.	584,437	33,313
Apollo Commercial Real Estate Finance Inc.	1,840,685	33,095
International Bancshares Corp.	848,636	33,012
DDR Corp.	4,464,495	32,725
Washington REIT	1,184,391	32,334
Xenia Hotels & Resorts Inc.	1,613,426	31,817
DiamondRock Hospitality Co.	3,034,921	31,685
Tanger Factory Outlet Centers Inc.	1,431,612	31,495
* Enstar Group Ltd.	149,067	31,341
Acadia Realty Trust	1,266,943	31,167
First Merchants Corp.	742,715	30,971
Trustmark Corp.	973,798	30,344
* HRG Group Inc.	1,835,477	30,267
Renasant Corp.	707,234	30,100
Independent Bank Corp.	414,167	29,634
Argo Group International Holdings Ltd.	489,656	28,106
Invesco Mortgage Capital Inc.	1,686,148	27,619
* Quality Care Properties Inc.	1,419,995	27,590
Banner Corp.	496,477	27,549
WesBanco Inc.	630,956	26,689
Santander Consumer USA Holdings Inc.	1,629,747	26,565
Horace Mann Educators Corp.	615,706	26,321
Lexington Realty Trust	3,269,149	25,728

Walker & Dunlop Inc.	422,031	25,077
* PRA Group Inc.	647,385	24,601
Capitol Federal Financial Inc.	1,981,808	24,475
Artisan Partners Asset Management Inc. Class A	731,764	24,368
Waddell & Reed Financial Inc. Class A	1,195,797	24,167
Chesapeake Lodging Trust	865,694	24,075
Alexander & Baldwin Inc.	1,033,064	23,895
Sabra Health Care REIT Inc.	1,346,157	23,760
First Hawaiian Inc.	843,235	23,467
Provident Financial Services Inc.	903,685	23,125
Northwest Bancshares Inc.	1,395,647	23,112
LTC Properties Inc.	597,041	22,688
NBT Bancorp Inc.	624,093	22,143
Berkshire Hills Bancorp Inc.	580,767	22,040
Westamerica Bancorporation	377,684	21,936
Navigators Group Inc.	378,931	21,845
National General Holdings Corp.	885,735	21,532
* FGL Holdings	2,110,302	21,420
* Genworth Financial Inc. Class A	7,538,088	21,333
First Commonwealth Financial Corp.	1,470,408	20,777
Mack-Cali Realty Corp.	1,224,619	20,463
Government Properties Income Trust	1,496,328	20,440
Park National Corp.	196,354	20,374
AmTrust Financial Services Inc.	1,627,679	20,037
S&T Bancorp Inc.	501,293	20,022
Mercury General Corp.	418,003	19,174
Boston Private Financial Holdings Inc.	1,271,766	19,140
* Cannae Holdings Inc.	1,010,950	19,067
Employers Holdings Inc.	464,815	18,802
Washington Prime Group Inc.	2,805,909	18,715
* First BanCorp	3,101,155	18,669
Infinity Property & Casualty Corp.	156,883	18,575
Select Income REIT	945,191	18,412
Ladder Capital Corp. Class A	1,208,102	18,218
Redwood Trust Inc.	1,164,623	18,017
Piper Jaffray Cos.	216,603	17,989
First Interstate BancSystem Inc. Class A	453,396	17,932
Brookline Bancorp Inc.	1,098,531	17,796
Union Bankshares Corp.	474,784	17,429
Global Net Lease Inc.	1,015,774	17,146
State Bank Financial Corp.	558,743	16,768
Safety Insurance Group Inc.	218,135	16,764
* Encore Capital Group Inc.	369,647	16,708
Tompkins Financial Corp.	218,621	16,563
NRG Yield Inc.	964,745	16,401
Beneficial Bancorp Inc.	1,028,738	15,997
PennyMac Mortgage Investment Trust	879,301	15,854
CYS Investments Inc.	2,341,289	15,733
City Holding Co.	223,911	15,351
ARMOUR Residential REIT Inc.	633,188	14,741
United Fire Group Inc.	300,395	14,377
American National Insurance Co.	122,113	14,282
Ramco-Gershenson Properties Trust	1,138,183	14,068
BancFirst Corp.	263,660	14,000
^ Seritage Growth Properties Class A	390,209	13,872
Franklin Street Properties Corp.	1,535,989	12,918
TPG RE Finance Trust Inc.	642,142	12,772

	Virtus Investment Partners Inc.	102,625	12,705
	MTGE Investment Corp.	691,537	12,378
	Virtu Financial Inc. Class A	370,450	12,225
	Central Pacific Financial Corp.	429,366	12,220
*,^ MBIA Inc.		1,318,201	12,207
	Capstead Mortgage Corp.	1,411,143	12,206
	Cadence BanCorp Class A	440,161	11,986
	Getty Realty Corp.	473,634	11,945
^	Colony Northstar Credit Real Estate Inc. Class A	617,568	11,703
	InfraREIT Inc.	594,423	11,550
	Universal Health Realty Income Trust	184,710	11,101
	Summit Hotel Properties Inc.	798,173	10,863
*	Flagstar Bancorp Inc.	300,366	10,633
	Houlihan Lokey Inc. Class A	235,677	10,511
	Nelnet Inc. Class A	199,091	10,434
	FBL Financial Group Inc. Class A	149,019	10,334
	Hersha Hospitality Trust Class A	573,234	10,261
^	CBL & Associates Properties Inc.	2,455,237	10,238
	VICI Properties Inc.	558,259	10,227
	National Western Life Group Inc. Class A	33,364	10,172
	Granite Point Mortgage Trust Inc.	614,231	10,159
*	iStar Inc.	989,367	10,062
^	Pennsylvania REIT	1,017,719	9,821
	American Assets Trust Inc.	284,450	9,503
	Investors Real Estate Trust	1,791,039	9,295
	Saul Centers Inc.	180,772	9,214
	Ashford Hospitality Trust Inc.	1,397,021	9,025
	Oritani Financial Corp.	585,337	8,985
	NRG Yield Inc. Class A	535,052	8,796
	Urstadt Biddle Properties Inc. Class A	444,387	8,577
	Dime Community Bancshares Inc.	459,202	8,449
*	Nationstar Mortgage Holdings Inc.	449,803	8,078
	AG Mortgage Investment Trust Inc.	432,116	7,506
	State Auto Financial Corp.	259,627	7,418
	KKR Real Estate Finance Trust Inc.	369,093	7,404
*	World Acceptance Corp.	68,455	7,208
	Anworth Mortgage Asset Corp.	1,499,791	7,199
	Maiden Holdings Ltd.	1,102,565	7,167
*	Greenlight Capital Re Ltd. Class A	441,326	7,083
	OFG Bancorp	673,222	7,035
*	Ocwen Financial Corp.	1,678,295	6,915
*	Tejon Ranch Co.	277,226	6,407
	Americold Realty Trust	323,104	6,165
*	Industrial Logistics Properties Trust	294,243	5,985
	Greenhill & Co. Inc.	301,496	5,578
*,^ New York REIT Inc.		255,678	5,500
*	Ambac Financial Group Inc.	325,983	5,111
	Northfield Bancorp Inc.	319,628	4,989
*	EZCORP Inc. Class A	359,350	4,743
	Investment Technology Group Inc.	239,856	4,735
*,^ Altisource Portfolio Solutions SA		141,758	3,765
*	MoneyGram International Inc.	414,014	3,569
*,^ Forestar Group Inc.		162,991	3,447
^	Associated Capital Group Inc. Class A	48,784	1,827
	GAMCO Investors Inc. Class A	60,627	1,505
*,^ Longfin Corp.		62,212	1,074
*	Victory Capital Holdings Inc. Class A	78,125	961

	Urstadt Biddle Properties Inc.	32,047	544
*	Bridgewater Bancshares Inc.	16,095	210
*	Green Dot Corp. Class A	270	17
*	Newmark Group Inc. Class A	120	2
			9,118,074
Health Care (5.4%)
*	WellCare Health Plans Inc.	673,886	130,485
*	Sage Therapeutics Inc.	658,083	105,997
	Teleflex Inc.	350,319	89,324
	Hill-Rom Holdings Inc.	1,001,234	87,107
	Encompass Health Corp.	1,413,210	80,793
*	MEDNAX Inc.	1,418,479	78,910
*	Charles River Laboratories International Inc.	717,631	76,600
*	Envision Healthcare Corp.	1,830,925	70,362
*	United Therapeutics Corp.	621,445	69,826
	STERIS plc	641,802	59,919
*	Blueprint Medicines Corp.	595,488	54,606
*	Loxo Oncology Inc.	384,937	44,410
*	Magellan Health Inc.	363,283	38,908
*	Tenet Healthcare Corp.	1,527,642	37,045
*	Molina Healthcare Inc.	408,748	33,182
*	Halyard Health Inc.	709,130	32,677
*	Myriad Genetics Inc.	1,056,821	31,229
*	Aerie Pharmaceuticals Inc.	570,575	30,954
*	Haemonetics Corp.	404,174	29,569
*	LifePoint Health Inc.	596,861	28,052
*	Select Medical Holdings Corp.	1,604,712	27,681
	Patterson Cos. Inc.	1,221,113	27,145
*	Prestige Brands Holdings Inc.	803,260	27,086
*	LHC Group Inc.	405,784	24,980
	CONMED Corp.	379,222	24,016
*	AnaptysBio Inc.	213,498	22,221
*	Impax Laboratories Inc.	1,120,584	21,795
*	Mallinckrodt plc	1,433,927	20,763
*	Brookdale Senior Living Inc.	2,815,330	18,891
*	Clovis Oncology Inc.	351,222	18,545
*	Endo International plc	3,032,858	18,015
	Owens & Minor Inc.	923,495	14,360
*	Intra-Cellular Therapies Inc.	658,169	13,854
*	Kindred Healthcare Inc.	1,311,921	12,004
	Ensign Group Inc.	371,773	9,778
	Analogic Corp.	93,202	8,938
	Invacare Corp.	501,872	8,733
	National HealthCare Corp.	139,485	8,318
*,^ Lannett Co. Inc.		513,517	8,242
*,^ Community Health Systems Inc.		1,668,435	6,607
*,^ Synergy Pharmaceuticals Inc.		3,595,441	6,580
*	PDL BioPharma Inc.	2,207,663	6,491
*	American Renal Associates Holdings Inc.	193,174	3,641
*,^ Denali Therapeutics Inc.		105,228	2,072
*	Depomed Inc.	214,681	1,415
*,^ NantKwest Inc.		176,866	688
*	Unum Therapeutics Inc.	59,755	664
*	Bioxcel Therapeutics Inc.	47,941	491
*	ARMO BioSciences Inc.	8,018	300
*	Evolus Inc.	30,711	277
*	Arcus Biosciences Inc.	11,018	170

* Wright Medical Group Inc. CVR	71,097	95
* Homology Medicines Inc.	3,024	57
* Aimmune Therapeutics Inc.	235	8
* PTC Therapeutics Inc.	120	3
* Akcea Therapeutics Inc.	80	2
* Celldex Therapeutics Inc.	405	1
		1,574,882
Industrials (19.6%)
IDEX Corp.	1,158,346	165,076
Spirit AeroSystems Holdings Inc. Class A	1,731,511	144,927
PerkinElmer Inc.	1,668,040	126,304
Allegion plc	1,440,018	122,819
Orbital ATK Inc.	874,281	115,938
Carlisle Cos. Inc.	935,163	97,640
Donaldson Co. Inc.	1,963,662	88,463
Oshkosh Corp.	1,129,928	87,310
* AECOM	2,409,141	85,838
Lincoln Electric Holdings Inc.	944,889	84,993
AptarGroup Inc.	941,873	84,608
MDU Resources Group Inc.	2,954,398	83,196
Curtiss-Wright Corp.	600,398	81,096
Booz Allen Hamilton Holding Corp. Class A	2,085,297	80,743
* Quanta Services Inc.	2,342,404	80,462
Avnet Inc.	1,814,227	75,762
Trinity Industries Inc.	2,282,772	74,487
* Keysight Technologies Inc.	1,419,170	74,350
Sonoco Products Co.	1,504,330	72,960
Jabil Inc.	2,519,596	72,388
Graphic Packaging Holding Co.	4,687,405	71,952
Crane Co.	763,373	70,795
EMCOR Group Inc.	883,053	68,816
AGCO Corp.	1,023,585	66,379
* Genesee & Wyoming Inc. Class A	933,294	66,068
ITT Inc.	1,335,611	65,418
* Kirby Corp.	812,651	62,533
MSC Industrial Direct Co. Inc. Class A	681,853	62,533
Bemis Co. Inc.	1,374,233	59,807
Ryder System Inc.	801,670	58,354
* Conduent Inc.	3,023,842	56,364
* CoreLogic Inc.	1,245,759	56,346
* KLX Inc.	761,406	54,106
Deluxe Corp.	728,335	53,904
* Owens-Illinois Inc.	2,469,088	53,480
Brink's Co.	725,646	51,775
Kennametal Inc.	1,235,040	49,599
Regal Beloit Corp.	670,517	49,182
Timken Co.	1,061,128	48,387
Valmont Industries Inc.	324,967	47,543
* MasTec Inc.	1,002,029	47,145
* Rexnord Corp.	1,572,871	46,683
Barnes Group Inc.	764,445	45,783
* WESCO International Inc.	712,233	44,194
EnerSys	633,758	43,964
Belden Inc.	634,922	43,772
Terex Corp.	1,164,734	43,573
MSA Safety Inc.	520,666	43,340
* Generac Holdings Inc.	942,967	43,292

Flowserve Corp.	986,531	42,746
Applied Industrial Technologies Inc.	584,458	42,607
Korn/Ferry International	810,656	41,822
Tetra Tech Inc.	844,786	41,352
Packaging Corp. of America	357,194	40,256
GATX Corp.	575,380	39,408
* Colfax Corp.	1,214,145	38,731
* Moog Inc. Class A	464,938	38,316
* Stericycle Inc.	646,113	37,817
UniFirst Corp.	233,842	37,801
Vishay Intertechnology Inc.	1,998,861	37,179
KBR Inc.	2,121,224	34,343
ABM Industries Inc.	992,831	33,240
* Esterline Technologies Corp.	449,586	32,887
Watts Water Technologies Inc. Class A	419,853	32,623
Silgan Holdings Inc.	1,170,365	32,595
* Anixter International Inc.	428,051	32,425
Louisiana-Pacific Corp.	1,097,167	31,565
Convergys Corp.	1,383,233	31,289
* Plexus Corp.	510,256	30,478
* SPX FLOW Inc.	610,691	30,040
Mobile Mini Inc.	671,162	29,196
Universal Forest Products Inc.	876,502	28,442
* Meritor Inc.	1,350,851	27,773
* FTI Consulting Inc.	565,266	27,365
* Integer Holdings Corp.	478,066	27,035
* Sanmina Corp.	1,025,718	26,823
Kaman Corp.	420,451	26,118
* Navistar International Corp.	746,116	26,092
Otter Tail Corp.	598,715	25,954
Brady Corp. Class A	691,312	25,682
* Harsco Corp.	1,217,998	25,152
World Fuel Services Corp.	1,023,907	25,137
Triton International Ltd.	794,879	24,323
Werner Enterprises Inc.	658,379	24,031
* Atlas Air Worldwide Holdings Inc.	384,829	23,263
Macquarie Infrastructure Corp.	610,500	22,546
Boise Cascade Co.	581,520	22,447
Benchmark Electronics Inc.	750,517	22,403
Chicago Bridge & Iron Co. NV	1,550,490	22,327
Greif Inc. Class A	423,340	22,120
AAR Corp.	497,683	21,953
Greenbrier Cos. Inc.	435,301	21,874
ManTech International Corp. Class A	392,401	21,766
Mueller Industries Inc.	831,587	21,754
ESCO Technologies Inc.	370,574	21,697
* Cotiviti Holdings Inc.	627,458	21,610
General Cable Corp.	728,547	21,565
* TTM Technologies Inc.	1,383,749	21,158
* Milacron Holdings Corp.	1,047,916	21,105
Actuant Corp. Class A	905,983	21,064
Altra Industrial Motion Corp.	441,930	20,307
* Hub Group Inc. Class A	479,551	20,069
* SPX Corp.	613,582	19,929
Maxar Technologies Ltd.	423,864	19,604
* Armstrong World Industries Inc.	347,517	19,565
H&E Equipment Services Inc.	484,514	18,649

	McGrath RentCorp	344,430	18,492
	Standex International Corp.	193,583	18,458
*	TriMas Corp.	689,750	18,106
	Triumph Group Inc.	712,328	17,951
*	Sykes Enterprises Inc.	615,421	17,810
*	OSI Systems Inc.	272,751	17,802
	Wabash National Corp.	845,734	17,600
	Matson Inc.	608,711	17,433
	Astec Industries Inc.	313,391	17,293
*	Knowles Corp.	1,351,653	17,017
	Encore Wire Corp.	298,498	16,925
	Granite Construction Inc.	301,044	16,816
	Aircastle Ltd.	831,416	16,512
*	TrueBlue Inc.	624,298	16,169
*	JELD-WEN Holding Inc.	516,745	15,823
	Primoris Services Corp.	620,535	15,501
	Materion Corp.	303,054	15,471
*	Cardtronics plc Class A	689,371	15,380
*	GMS Inc.	495,333	15,137
	EVERTEC Inc.	872,272	14,262
	MTS Systems Corp.	269,041	13,896
	Manitowoc Co. Inc.	479,981	13,660
*	Navigant Consulting Inc.	690,069	13,277
*	Tutor Perini Corp.	601,145	13,255
^	Sturm Ruger & Co. Inc.	249,393	13,093
	Kelly Services Inc. Class A	447,189	12,986
*	Huron Consulting Group Inc.	332,918	12,684
	Schnitzer Steel Industries Inc.	390,608	12,636
	AVX Corp.	757,971	12,544
	Quad/Graphics Inc.	469,045	11,890
*	Atkore International Group Inc.	595,223	11,815
	ArcBest Corp.	368,558	11,812
	Comfort Systems USA Inc.	284,017	11,716
*	Gates Industrial Corp. plc	655,864	11,484
	CIRCOR International Inc.	254,503	10,857
*	Aegion Corp. Class A	460,544	10,551
	Griffon Corp.	542,580	9,902
	Kforce Inc.	364,973	9,873
	RR Donnelley & Sons Co.	1,054,192	9,203
*	Donnelley Financial Solutions Inc.	516,096	8,861
	LSC Communications Inc.	507,029	8,848
	Hyster-Yale Materials Handling Inc.	123,219	8,617
*	Wesco Aircraft Holdings Inc.	838,119	8,591
*	TimkenSteel Corp.	536,788	8,154
	RPX Corp.	719,211	7,688
	Resources Connection Inc.	442,057	7,161
	TTEC Holdings Inc.	210,464	6,461
*,^ Team Inc.		435,462	5,988
*	MACOM Technology Solutions Holdings Inc.	340,245	5,648
	American Railcar Industries Inc.	117,008	4,377
*	American Outdoor Brands Corp.	408,324	4,214
	Greif Inc. Class B	53,411	3,111
*	International Seaways Inc.	166,205	2,925
	Park Electrochemical Corp.	144,717	2,437
*	PHH Corp.	231,828	2,425
*	Armstrong Flooring Inc.	156,598	2,125
*,^ Forterra Inc.		149,291	1,242

*	Cardlytics Inc.	19,650	287
	Broadridge Financial Solutions Inc.	690	76
	Huntington Ingalls Industries Inc.	265	68
	BWX Technologies Inc.	590	37
	Essendant Inc.	210	2
*	Babcock & Wilcox Enterprises Inc.	30	—
			5,734,300
Oil & Gas (4.4%)
*	First Solar Inc.	1,185,403	84,140
	Targa Resources Corp.	1,655,669	72,849
	HollyFrontier Corp.	1,342,098	65,575
*	Transocean Ltd.	6,597,697	65,317
	Murphy Oil Corp.	2,480,731	64,102
	Range Resources Corp.	3,755,321	54,602
	PBF Energy Inc. Class A	1,581,938	53,628
	Helmerich & Payne Inc.	782,558	52,087
	Delek US Holdings Inc.	1,146,596	46,666
*	Whiting Petroleum Corp.	1,372,612	46,449
*	WPX Energy Inc.	3,013,289	44,536
*,^ Chesapeake Energy Corp.		13,072,349	39,478
*	Oasis Petroleum Inc.	4,771,897	38,652
*	QEP Resources Inc.	3,646,311	35,697
*,^ Weatherford International plc		15,042,235	34,447
*	CNX Resources Corp.	2,201,936	33,976
	Nabors Industries Ltd.	4,572,762	31,964
	Ensco plc Class A	6,604,223	28,993
	Oceaneering International Inc.	1,488,685	27,600
*	McDermott International Inc.	4,302,852	26,204
*	Dril-Quip Inc.	571,489	25,603
	SemGroup Corp. Class A	1,192,355	25,516
*	C&J Energy Services Inc.	931,358	24,048
*	Oil States International Inc.	860,490	22,545
*	Rowan Cos. plc Class A	1,906,245	21,998
*	MRC Global Inc.	1,314,786	21,615
*	Superior Energy Services Inc.	2,328,610	19,630
*	NOW Inc.	1,639,026	16,751
*	Denbury Resources Inc.	6,070,436	16,633
*	Unit Corp.	798,327	15,775
	SM Energy Co.	842,186	15,185
*	Noble Corp. plc	3,697,777	13,719
*,^ Diamond Offshore Drilling Inc.		932,061	13,664
*	Exterran Corp.	510,394	13,628
*	Helix Energy Solutions Group Inc.	2,118,417	12,266
	Archrock Inc.	1,065,036	9,319
	CVR Energy Inc.	265,889	8,035
*	ProPetro Holding Corp.	475,386	7,554
*,^ SunPower Corp. Class A		946,145	7,550
*	Forum Energy Technologies Inc.	621,227	6,834
*	Alta Mesa Resources Inc.	805,602	6,445
*	Ultra Petroleum Corp.	1,480,413	6,173
	Green Plains Inc.	298,931	5,022
*,^ Tellurian Inc.		596,240	4,299
*	FTS International Inc.	206,031	3,789
*	TETRA Technologies Inc.	847,988	3,180
*,^ EP Energy Corp. Class A		573,928	769
*,^ NextDecade Corp.		81,078	401
*	Quintana Energy Services Inc.	19,635	191

*	Chart Industries Inc.	180	11
*	Cactus Inc.	140	4
*	Liberty Oilfield Services Inc. Class A	85	1
*	NCS Multistage Holdings Inc.	50	1
			1,295,116
Other (0.0%)2
*,3 Herbalife Ltd. CVR		147,396	1,430
*,3 Babcock & Wilcox Enterprises Inc. Rights Exp. 04/10/2018		78	—
*,3 Clinical Data CVR		62,138	—
			1,430
Technology (8.1%)
	CDW Corp.	2,316,937	162,904
*	ON Semiconductor Corp.	6,440,256	157,529
	Leidos Holdings Inc.	2,285,040	149,442
	Teradyne Inc.	2,969,320	135,728
*	CommScope Holding Co. Inc.	2,889,888	115,509
*	Microsemi Corp.	1,779,082	115,142
	CSRA Inc.	2,480,772	102,282
	Cypress Semiconductor Corp.	4,798,189	81,377
	DST Systems Inc.	897,332	75,062
*	Teradata Corp.	1,830,979	72,635
*	ARRIS International plc	2,688,793	71,441
*	Nuance Communications Inc.	4,441,875	69,959
*	NCR Corp.	1,847,192	58,223
*	CACI International Inc. Class A	372,604	56,394
	SYNNEX Corp.	455,332	53,911
*	Tech Data Corp.	577,591	49,170
	Science Applications International Corp.	582,139	45,872
	Cabot Microelectronics Corp.	387,581	41,514
*	Verint Systems Inc.	963,552	41,047
*	MuleSoft Inc. Class A	907,028	39,891
*	Semtech Corp.	1,004,804	39,238
*	Viavi Solutions Inc.	3,420,604	33,248
*	Cloudera Inc.	1,495,647	32,276
	Pitney Bowes Inc.	2,828,905	30,807
*	Cree Inc.	755,341	30,448
*	EchoStar Corp. Class A	545,496	28,786
*,^ Finisar Corp.		1,727,012	27,304
	Progress Software Corp.	701,583	26,976
*	Premier Inc. Class A	826,959	25,892
*	NETGEAR Inc.	450,226	25,753
*	VeriFone Systems Inc.	1,672,422	25,722
*	Synaptics Inc.	521,446	23,846
	TiVo Corp.	1,750,723	23,722
*	Okta Inc.	580,544	23,135
	CSG Systems International Inc.	505,987	22,916
*	Insight Enterprises Inc.	540,701	18,887
*	Electronics For Imaging Inc.	689,864	18,854
*	Avaya Holdings Corp.	829,658	18,584
*	Blucora Inc.	661,793	16,280
^	Diebold Nixdorf Inc.	1,027,091	15,817
	Plantronics Inc.	248,806	15,020
*	Amkor Technology Inc.	1,447,127	14,659
*	ScanSource Inc.	385,509	13,705
*	Syntel Inc.	500,005	12,765
*	Web.com Group Inc.	699,711	12,665

	ADTRAN Inc.	722,627	11,237
*	Quality Systems Inc.	808,512	11,036
*,^ Yext Inc.		688,583	8,710
*	SailPoint Technologies Holding Inc.	405,836	8,397
*,^ Unisys Corp.		773,931	8,320
*	Presidio Inc.	491,214	7,683
*	FormFactor Inc.	542,717	7,408
*	MongoDB Inc.	140,800	6,111
^	Computer Programs & Systems Inc.	198,728	5,803
	Systemax Inc.	112,790	3,220
*	Synchronoss Technologies Inc.	272,613	2,876
*	Zscaler Inc.	99,599	2,796
*,^ Appian Corp. Class A		94,711	2,385
*	Casa Systems Inc.	65,641	1,926
*	Ribbon Communications Inc.	337,228	1,720
	Ebix Inc.	130	10
*	Alteryx Inc. Class A	135	5
			2,361,980
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,410,850	39,546
*	Vonage Holdings Corp.	3,114,016	33,164
*,^ Iridium Communications Inc.		1,259,757	14,172
	Consolidated Communications Holdings Inc.	1,071,478	11,744
^	Frontier Communications Corp.	1,186,984	8,808
*	United States Cellular Corp.	199,335	8,011
*	Intelsat SA	407,743	1,533
			116,978
Utilities (6.2%)
	Atmos Energy Corp.	1,690,350	142,395
	NRG Energy Inc.	4,552,488	138,987
	UGI Corp.	2,624,368	116,574
	Westar Energy Inc. Class A	2,151,796	113,163
	Great Plains Energy Inc.	3,266,403	103,839
	Aqua America Inc.	2,689,198	91,594
*	Vistra Energy Corp.	3,890,959	81,049
	Vectren Corp.	1,257,940	80,407
	IDACORP Inc.	763,155	67,364
	WGL Holdings Inc.	779,230	65,183
	National Fuel Gas Co.	1,203,797	61,935
	Hawaiian Electric Industries Inc.	1,646,075	56,592
	ALLETE Inc.	774,085	55,928
	Portland General Electric Co.	1,350,770	54,720
	New Jersey Resources Corp.	1,334,867	53,528
	ONE Gas Inc.	799,509	52,784
	Avista Corp.	993,754	50,930
	Spire Inc.	698,478	50,500
	Southwest Gas Holdings Inc.	688,129	46,538
	PNM Resources Inc.	1,206,253	46,139
	Black Hills Corp.	810,473	44,009
	NorthWestern Corp.	749,923	40,346
	South Jersey Industries Inc.	1,210,868	34,098
	El Paso Electric Co.	614,832	31,356
	American States Water Co.	555,804	29,491
	MGE Energy Inc.	524,816	29,442
	California Water Service Group	727,182	27,088
	Northwest Natural Gas Co.	438,321	25,269

*	Dynegy Inc.			1,089,078	14,724
*	Evoqua Water Technologies Corp.			39	1
					1,805,973
Total Common Stocks (Cost $23,837,492)					29,157,754
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
4,5 Vanguard Market Liquidity Fund		1.775%		1,664,440	166,444

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	200	200
6	United States Treasury Bill	1.446%	5/31/18	2,265	2,259
6	United States Treasury Bill	1.578%	6/7/18	1,000	997
6	United States Treasury Bill	1.783%	6/21/18	1,000	996
6	United States Treasury Bill	1.512%	6/28/18	650	647
					5,099
Total Temporary Cash Investments (Cost $171,528)					171,543
Total Investments (100.2%) (Cost $24,009,020)					29,329,297
Other Assets and Liabilities-Net (-0.2%)5,7					(71,915)
Net Assets (100%)					29,257,382

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,186,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $102,216,000 of collateral received for securities on loan.
6 Securities with a value of $3,753,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $10,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	867	66,378	(2,207)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Value Index Fund

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	4/11/18	GSCM	5,296	(2.208%)	456
SLM Corp.	5/9/18	GSCM	27,257	(2.208%)	56
					512
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

After March 31, 2018, the counterparty posted collateral of $510,000 in connection with open over-the-counter swap contracts as of March 31, 2018.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Small-Cap Value Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,156,324	—	1,430
Temporary Cash Investments	166,444	5,099	—
Futures Contracts—Assets[1]	773	—	—
Swap Contracts—Assets	—	512	—
Total	29,323,541	5,611	1,430
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Small-Cap Value Index Fund

counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At March 31, 2018, the cost of investment securities for tax purposes was $24,015,022,000. Net unrealized appreciation of investment securities for tax purposes was $5,314,275,000, consisting of unrealized gains of $7,042,402,000 on securities that had risen in value since their purchase and $1,728,127,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.